UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity ZERO® Total Market Index Fund Fidelity ZERO® Total Market Index Fund : FZROX

This semi-annual shareholder report contains information about Fidelity ZERO® Total Market Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$36,285,254,923
Number of Holdings	2,688
Portfolio Turnover	2%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.2
Financials	12.4
Industrials	10.1
Communication Services	10.1
Consumer Discretionary	9.9
Health Care	8.9
Consumer Staples	4.6
Energy	3.6
Utilities	2.3
Real Estate	2.3
Materials	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Netherlands - 0.2
Switzerland - 0.1
Australia - 0.1
United Kingdom - 0.0
Canada - 0.0
Korea (South) - 0.0
Thailand - 0.0
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.0
Apple Inc	5.8
Microsoft Corp	4.4
Amazon.com Inc	3.8
Alphabet Inc Class A	3.3
Broadcom Inc	2.9
Alphabet Inc Class C	2.6
Meta Platforms Inc Class A	1.9
Tesla Inc	1.5
Berkshire Hathaway Inc Class B	1.3
34.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915802.101    3227-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity ZERO® Large Cap Index Fund Fidelity ZERO® Large Cap Index Fund : FNILX

This semi-annual shareholder report contains information about Fidelity ZERO® Large Cap Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Large Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$17,520,423,096
Number of Holdings	508
Portfolio Turnover	5%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.2
Financials	11.8
Communication Services	10.8
Consumer Discretionary	9.7
Industrials	9.1
Health Care	8.5
Consumer Staples	4.8
Energy	3.5
Utilities	2.3
Materials	2.1
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Netherlands - 0.2
Switzerland - 0.1
Australia - 0.1
United Kingdom - 0.0
Korea (South) - 0.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	6.4
Microsoft Corp	4.9
Amazon.com Inc	4.1
Alphabet Inc Class A	3.6
Broadcom Inc	3.2
Alphabet Inc Class C	2.8
Meta Platforms Inc Class A	2.1
Tesla Inc	1.7
Berkshire Hathaway Inc Class B	1.4
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915805.101    3231-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity ZERO® International Index Fund Fidelity ZERO® International Index Fund : FZILX

This semi-annual shareholder report contains information about Fidelity ZERO® International Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$10,849,248,105
Number of Holdings	2,232
Portfolio Turnover	7%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Information Technology	18.3
Industrials	15.1
Consumer Discretionary	8.1
Materials	6.9
Health Care	6.6
Consumer Staples	4.9
Energy	4.8
Communication Services	4.1
Utilities	3.3
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 15.9
Taiwan - 8.3
Canada - 7.8
United States - 6.9
United Kingdom - 6.5
Korea (South) - 6.3
China - 6.2
Germany - 4.8
Australia - 4.8
Others - 32.5

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.4
Samsung Electronics Co Ltd	2.0
ASML Holding NV	1.4
SK Hynix Inc	1.3
Tencent Holdings Ltd	1.0
HSBC Holdings PLC	0.9
Alibaba Group Holding Ltd	0.9
Astrazeneca PLC	0.8
Roche Holding AG	0.8
Novartis AG	0.7
14.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915803.101    3228-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity ZERO® Extended Market Index Fund Fidelity ZERO® Extended Market Index Fund : FZIPX

This semi-annual shareholder report contains information about Fidelity ZERO® Extended Market Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Extended Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,418,115,259
Number of Holdings	2,183
Portfolio Turnover	24%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.1
Financials	17.2
Information Technology	14.8
Health Care	13.3
Consumer Discretionary	11.1
Real Estate	6.8
Energy	4.6
Materials	3.8
Communication Services	3.3
Consumer Staples	3.1
Utilities	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.3
Thailand - 0.5
Puerto Rico - 0.3
Bermuda - 0.2
Canada - 0.2
Switzerland - 0.1
Sweden - 0.1
Japan - 0.1
Singapore - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Astera Labs Inc	0.5
Fabrinet	0.5
nVent Electric PLC	0.4
Everpure Inc Class A	0.4
BWX Technologies Inc	0.4
Loews Corp	0.4
RBC Bearings Inc	0.4
Reddit Inc Class A	0.4
Affirm Holdings Inc Class A	0.4
MKS Inc	0.3
4.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915804.101    3230-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series International Index Fund Fidelity® Series International Index Fund : FHLFX

This semi-annual shareholder report contains information about Fidelity® Series International Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Index Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$793,729,684
Number of Holdings	696
Portfolio Turnover	6%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	24.6
Industrials	19.2
Health Care	10.2
Information Technology	9.3
Consumer Discretionary	8.2
Consumer Staples	6.7
Materials	6.2
Utilities	4.0
Energy	3.9
Communication Services	3.7
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.5
United States - 11.4
United Kingdom - 10.9
Germany - 8.8
France - 8.2
Australia - 7.4
Netherlands - 4.8
Switzerland - 4.6
Spain - 3.6
Others - 17.8

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	2.6
HSBC Holdings PLC	1.4
Astrazeneca PLC	1.3
Roche Holding AG	1.3
Novartis AG	1.3
Nestle SA	1.2
Shell PLC	1.2
Siemens AG	1.1
Commonwealth Bank of Australia	1.1
Mitsubishi UFJ Financial Group Inc	1.0
13.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915801.101    3226-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI Japan Stock Index Fund Fidelity® SAI Japan Stock Index Fund : FSJPX

This semi-annual shareholder report contains information about Fidelity® SAI Japan Stock Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Japan Stock Index Fund	$ 7	0.13%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$637,977,040
Number of Holdings	183
Portfolio Turnover	7%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.1
Financials	17.2
Information Technology	16.2
Consumer Discretionary	14.6
Communication Services	6.7
Health Care	6.0
Consumer Staples	3.9
Materials	3.8
Real Estate	2.3
Utilities	1.1
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 99.0
United States - 1.0

TOP HOLDINGS (% of Fund's net assets)
Mitsubishi UFJ Financial Group Inc	4.1
Toyota Motor Corp	3.7
Hitachi Ltd	2.9
Advantest Corp	2.9
Tokyo Electron Ltd	2.7
Sumitomo Mitsui Financial Group Inc	2.6
SoftBank Group Corp	2.5
Sony Group Corp	2.5
Mizuho Financial Group Inc	2.1
Mitsubishi Corp	2.1
28.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915818.101    6418-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI International Small Cap Index Fund Fidelity® SAI International Small Cap Index Fund : FSISX

This semi-annual shareholder report contains information about Fidelity® SAI International Small Cap Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Small Cap Index Fund	$ 5	0.10%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,045,568,523
Number of Holdings	2,043
Portfolio Turnover	13%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.1
Financials	12.8
Materials	11.8
Consumer Discretionary	11.0
Real Estate	10.2
Information Technology	9.3
Consumer Staples	4.9
Health Care	4.9
Communication Services	3.6
Energy	3.5
Utilities	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 35.7
United Kingdom - 10.9
Australia - 10.5
Israel - 5.1
Sweden - 4.6
Switzerland - 4.3
Germany - 3.9
France - 3.8
Italy - 2.8
Others - 18.4

TOP HOLDINGS (% of Fund's net assets)
Furukawa Electric Co Ltd	0.6
Resonac Holdings Corp	0.5
Mitsui Kinzoku Co Ltd	0.5
PLS Group Ltd	0.5
BlueScope Steel Ltd	0.4
Diploma PLC	0.3
Enlight Renewable Energy Ltd	0.3
Beazley PLC	0.3
Accelleron Industries AG	0.3
Weir Group PLC/The	0.3
4.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915817.101    6417-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI Canada Equity Index Fund Fidelity® SAI Canada Equity Index Fund : FSCJX

This semi-annual shareholder report contains information about Fidelity® SAI Canada Equity Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Canada Equity Index Fund	$ 6	0.11%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$14,392,474,773
Number of Holdings	87
Portfolio Turnover	6%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	38.1
Energy	18.7
Materials	15.1
Industrials	9.3
Information Technology	8.4
Consumer Staples	3.5
Consumer Discretionary	3.2
Utilities	2.6
Communication Services	0.7
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 96.2
Brazil - 1.9
Chile - 0.6
Zambia - 0.6
United States - 0.5
Congo Democratic Republic Of - 0.2

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	8.3
Toronto Dominion Bank	6.1
Shopify Inc Class A	4.9
Enbridge Inc	4.0
Bank of Montreal	3.5
Canadian Imperial Bank of Commerce	3.4
Canadian Natural Resources Ltd	3.3
Bank of Nova Scotia/The	3.1
Agnico Eagle Mines Ltd/CA	3.1
Brookfield Corp Class A	3.0
42.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916854.101    7628-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI Global ex U.S. Low Volatility Index Fund Fidelity® SAI Global ex U.S. Low Volatility Index Fund : FSGJX

This semi-annual shareholder report contains information about Fidelity® SAI Global ex U.S. Low Volatility Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Global ex U.S. Low Volatility Index Fund	$ 9	0.18%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$5,403,940,947
Number of Holdings	235
Portfolio Turnover	24%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.2
Industrials	10.6
Information Technology	10.1
Communication Services	9.8
Consumer Staples	9.6
Health Care	9.0
Utilities	8.2
Consumer Discretionary	6.7
Energy	5.7
Real Estate	2.2
Materials	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 19.5
China - 12.2
United States - 11.4
Taiwan - 10.2
Canada - 9.3
India - 7.9
United Kingdom - 6.1
Saudi Arabia - 2.9
Netherlands - 2.5
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.7
Astrazeneca PLC	2.3
Novartis AG	2.2
Roche Holding AG	2.1
China Construction Bank Corp H Shares	1.9
Tokio Marine Holdings Inc	1.9
Industrial & Commercial Bank of China Ltd H Shares	1.8
Nestle SA	1.8
National Grid PLC	1.8
Bank of China Ltd H Shares	1.7
20.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916856.101    7629-TSRS-0626

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Canada Equity Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Canada Equity Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 1.9%
Materials - 1.9%
Metals & Mining - 1.9%
Wheaton Precious Metals Corp	2,139,801	270,288,994
CANADA - 96.2%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.3%
BCE Inc	351,602	8,355,514
TELUS Corp	2,408,627	30,162,142
		38,517,656
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc Class B	1,718,901	62,575,665
TOTAL COMMUNICATION SERVICES		101,093,321
Consumer Discretionary - 3.2%
Automobile Components - 0.6%
Magna International Inc	1,261,790	80,304,594
Broadline Retail - 1.4%
Canadian Tire Corp Ltd Class A (d)	233,457	32,467,598
Dollarama Inc	1,290,359	164,910,607
		197,378,205
Hotels, Restaurants & Leisure - 0.9%
Restaurant Brands International Inc	1,550,621	125,125,018
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear Inc	829,077	51,453,006
TOTAL CONSUMER DISCRETIONARY		454,260,823
Consumer Staples - 3.5%
Consumer Staples Distribution & Retail - 3.3%
Alimentation Couche-Tard Inc	3,469,453	205,252,875
Empire Co Ltd Class A	591,047	20,233,140
George Weston Ltd	804,881	58,087,006
Loblaw Cos Ltd	2,769,188	127,659,699
Metro Inc/CN	955,032	64,022,685
		475,255,405
Food Products - 0.2%
Saputo Inc	1,151,215	34,858,080
TOTAL CONSUMER STAPLES		510,113,485
Energy - 18.7%
Oil, Gas & Consumable Fuels - 18.7%
ARC Resources Ltd	2,692,888	63,875,180
Cameco Corp	2,052,088	252,260,209
Canadian Natural Resources Ltd	9,817,752	468,644,340
Cenovus Energy Inc	6,657,072	194,759,849
Enbridge Inc	10,280,424	570,197,036
Imperial Oil Ltd	797,716	106,859,354
Keyera Corp	1,080,617	41,749,755
Pembina Pipeline Corp	2,738,498	127,474,678
Suncor Energy Inc	5,661,609	387,957,865
TC Energy Corp	4,904,362	328,846,977
Tourmaline Oil Corp	1,732,794	83,938,488
Whitecap Resources Inc	5,719,469	67,495,924
TOTAL ENERGY		2,694,059,655
Financials - 38.1%
Banks - 26.3%
Bank of Montreal (d)	3,334,765	507,794,598
Bank of Nova Scotia/The	5,825,371	453,215,451
Canadian Imperial Bank of Commerce	4,377,315	488,437,910
National Bank of Canada	1,837,840	277,417,980
Royal Bank of Canada	6,586,579	1,184,648,372
Toronto Dominion Bank	7,962,648	857,786,492
		3,769,300,803
Capital Markets - 4.2%
Brookfield Asset Management Ltd Class A	1,929,809	92,714,937
Brookfield Corp Class A	9,717,679	438,899,847
IGM Financial Inc	387,874	21,624,542
TMX Group Ltd	1,311,192	53,476,672
		606,715,998
Insurance - 7.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	96,994	167,851,353
Great-West Lifeco Inc	1,281,472	68,472,218
iA Financial Corp Inc	432,351	55,643,687
Intact Financial Corp	840,535	161,962,404
Manulife Financial Corp	7,904,608	310,807,313
Power Corp of Canada Subordinate Voting Shares	2,600,786	145,093,358
Sun Life Financial Inc	2,610,076	188,057,672
		1,097,888,005
TOTAL FINANCIALS		5,473,904,806
Industrials - 9.0%
Aerospace & Defense - 0.9%
Bombardier Inc Class B (e)	414,998	88,184,211
CAE Inc (e)	1,439,694	37,625,897
		125,810,108
Commercial Services & Supplies - 0.9%
Element Fleet Management Corp	1,884,925	45,001,743
RB Global Inc	875,172	91,437,708
		136,439,451
Construction & Engineering - 1.4%
AtkinsRealis Group Inc	775,255	53,494,792
Stantec Inc	537,601	49,099,849
WSP Global Inc	635,349	105,708,304
		208,302,945
Ground Transportation - 4.9%
Canadian National Railway Co	2,465,741	276,952,261
Canadian Pacific Kansas City Ltd	4,228,755	367,788,211
TFI International Inc	368,434	52,717,512
		697,457,984
Professional Services - 0.5%
Thomson Reuters Corp	740,648	70,850,518
Trading Companies & Distributors - 0.4%
Toromont Industries Ltd	383,527	59,637,481
TOTAL INDUSTRIALS		1,298,498,487
Information Technology - 8.4%
Electronic Equipment, Instruments & Components - 1.5%
Celestica Inc (e)	542,171	222,592,059
IT Services - 5.3%
CGI Inc Class A	907,967	59,430,445
Shopify Inc Class A (e)	5,762,158	699,425,488
		758,855,933
Software - 1.6%
Constellation Software Inc/Canada	94,882	172,803,498
Descartes Systems Group Inc/The (e)	405,259	29,240,943
Open Text Corp	1,187,736	26,922,657
		228,967,098
TOTAL INFORMATION TECHNOLOGY		1,210,415,090
Materials - 11.8%
Chemicals - 1.2%
Nutrien Ltd	2,278,000	173,153,826
Containers & Packaging - 0.3%
CCL Industries Inc Class B	685,047	43,260,818
Metals & Mining - 10.3%
Agnico Eagle Mines Ltd/CA	2,366,162	444,943,321
Alamos Gold Inc Class A	1,978,692	78,952,484
Barrick Mining Corp	7,952,932	312,473,207
Franco-Nevada Corp	908,565	209,611,735
Kinross Gold Corp	5,689,102	172,346,264
Lundin Gold Inc	512,046	34,412,838
Pan American Silver Corp	1,989,133	104,087,734
Teck Resources Ltd Class B	2,151,939	125,629,449
		1,482,457,032
TOTAL MATERIALS		1,698,871,676
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
FirstService Corp Subordinate Voting Shares	193,899	25,981,195
Utilities - 2.6%
Electric Utilities - 1.9%
Emera Inc	1,422,136	75,873,078
Fortis Inc/Canada	2,381,967	136,217,614
Hydro One Ltd (b)(c)	1,554,735	66,797,464
		278,888,156
Gas Utilities - 0.4%
AltaGas Ltd	1,466,588	54,966,684
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp Class A	648,708	23,544,230
Multi-Utilities - 0.1%
Canadian Utilities Ltd Class A	629,503	22,471,823
TOTAL UTILITIES		379,870,893
TOTAL CANADA		13,847,069,431
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Lundin Mining Corp	3,221,255	82,668,642
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (d)(e)	3,679,903	29,800,076
UNITED STATES - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
GFL Environmental Inc Subordinate Voting Shares	1,141,860	45,813,943
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (e)	3,341,895	81,828,268
TOTAL COMMON STOCKS (Cost $10,983,264,532)		14,357,469,354

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $1,865,564)	3.64	1,868,000	1,865,583

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	2,482,727	2,483,223
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	131,585,788	131,598,947
TOTAL MONEY MARKET FUNDS (Cost $134,082,170)			134,082,170

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $11,119,212,266)	14,493,417,107
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(100,942,334)
NET ASSETS - 100.0%	14,392,474,773

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
TMX S&P/TSX 60 Index Contracts (Canada)	122	6/2026	35,642,125	1,159,808

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,797,464 or 0.5% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $66,797,464 or 0.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Non-income producing.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,865,583.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,242,046	429,620,251	430,381,965	222,944	2,891	-	2,483,223	2,482,727	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,274,789,650	1,143,190,729	907,008	26	-	131,598,947	131,585,788	0.4%
Total	3,242,046	1,704,409,901	1,573,572,694	1,129,952	2,917	-	134,082,170

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	101,093,321	101,093,321	-	-
Consumer Discretionary	454,260,823	454,260,823	-	-
Consumer Staples	510,113,485	510,113,485	-	-
Energy	2,694,059,655	2,694,059,655	-	-
Financials	5,473,904,806	5,473,904,806	-	-
Industrials	1,344,312,430	1,344,312,430	-	-
Information Technology	1,210,415,090	1,210,415,090	-	-
Materials	2,163,457,656	2,163,457,656	-	-
Real Estate	25,981,195	25,981,195	-	-
Utilities	379,870,893	379,870,893	-	-

U.S. Treasury Obligations	1,865,583	-	1,865,583	-

Money Market Funds	134,082,170	134,082,170	-	-
Total Investments in Securities:	14,493,417,107	14,491,551,524	1,865,583	-
Derivative Instruments:

Assets
Futures Contracts	1,159,808	1,159,808	-	-
Total Assets	1,159,808	1,159,808	-	-
Total Derivative Instruments:	1,159,808	1,159,808	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,159,808	-
Total Equity Risk	1,159,808	-
Total Value of Derivatives	1,159,808	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $126,508,926) - See accompanying schedule:
Unaffiliated issuers (cost $10,985,130,096)	$14,359,334,937
Fidelity Central Funds (cost $134,082,170)	134,082,170

Total Investment in Securities (cost $11,119,212,266)		$14,493,417,107
Segregated cash with brokers for derivative instruments		101,662
Foreign currency held at value (cost $21,195,947)		21,195,947
Receivable for fund shares sold		16,659,435
Dividends receivable		13,336,757
Distributions receivable from Fidelity Central Funds		362,484
Receivable for variation margin on futures contracts		757,381
Prepaid expenses		2,093
Total assets		14,545,832,866
Liabilities
Payable for investments purchased	$13,386,539
Payable for fund shares redeemed	6,862,429
Accrued management fee	1,154,050
Other payables and accrued expenses	356,155
Collateral on securities loaned	131,598,920
Total liabilities		153,358,093
Net Assets		$14,392,474,773
Net Assets consist of:
Paid in capital		$10,954,594,287
Total accumulated earnings (loss)		3,437,880,486
Net Assets		$14,392,474,773
Net Asset Value, offering price and redemption price per share ($14,392,474,773 ÷ 929,563,694 shares)		$15.48
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$148,565,673
Interest		31,396
Income from Fidelity Central Funds (including $907,008 from security lending)		1,129,952
Income before foreign taxes withheld		$149,727,021
Less foreign taxes withheld		(22,039,306)
Total income		127,687,715
Expenses
Management fee	$6,295,902
Custodian fees and expenses	340,426
Independent trustees' fees and expenses	17,765
Registration fees	442,961
Audit fees	28,353
Legal	6,195
Miscellaneous	13,912
Total expenses		7,145,514
Net Investment income (loss)		120,542,201
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,107,174)
Fidelity Central Funds	2,917
Foreign currency transactions	804,586
Futures contracts	4,297,720
Total net realized gain (loss)		(2,001,951)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,836,196,625
Assets and liabilities in foreign currencies	171,551
Futures contracts	648,876
Total change in net unrealized appreciation (depreciation)		1,837,017,052
Net gain (loss)		1,835,015,101
Net increase (decrease) in net assets resulting from operations		$1,955,557,302
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,542,201	$130,952,209
Net realized gain (loss)	(2,001,951)	(4,973,958)
Change in net unrealized appreciation (depreciation)	1,837,017,052	1,564,103,790
Net increase (decrease) in net assets resulting from operations	1,955,557,302	1,690,082,041
Distributions to shareholders	(165,675,362)	(14,940,014)

Share transactions
Proceeds from sales of shares	2,950,119,900	7,971,509,893
Reinvestment of distributions	138,878,435	13,172,491
Cost of shares redeemed	(1,370,273,598)	(896,464,996)

Net increase (decrease) in net assets resulting from share transactions	1,718,724,737	7,088,217,388
Total increase (decrease) in net assets	3,508,606,677	8,763,359,415

Net Assets
Beginning of period	10,883,868,096	2,120,508,681
End of period	$14,392,474,773	$10,883,868,096

Other Information
Shares
Sold	205,290,996	684,040,420
Issued in reinvestment of distributions	9,849,536	1,208,540
Redeemed	(94,954,009)	(76,200,176)
Net increase (decrease)	120,186,523	609,048,784

Financial Highlights
Fidelity® SAI Canada Equity Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$13.45	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.26	.08
Net realized and unrealized gain (loss)	2.08	2.66	.51 D
Total from investment operations	2.22	2.92	.59
Distributions from net investment income	(.19)	(.06)	-
Distributions from net realized gain	- E	- E	-
Total distributions	(.19)	(.06)	-
Net asset value, end of period	$15.48	$13.45	$10.59
Total Return F,G	16.65%	27.68%	5.90%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.11% J	.12%	.43% J,K
Expenses net of fee waivers, if any	.11 % J	.12%	.16% J,K,L
Expenses net of all reductions, if any	.11% J	.12%	.16% J,K,L
Net investment income (loss)	1.91% J	2.16%	2.43% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$14,392,475	$10,883,868	$2,120,509
Portfolio turnover rate M	6 % J	5%	0% N,O

AFor the period July 11, 2024 (commencement of operations) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NAmount not annualized.
OAmount represents less than .005%.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI Canada Equity Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,723,459,993
Gross unrealized depreciation	(374,084,390)
Net unrealized appreciation (depreciation)	$3,349,375,603
Tax cost	$11,144,041,504
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Canada Equity Index Fund	2,056,778,406	380,262,859
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Canada Equity Index Fund	7,612
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in theStatement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Canada Equity Index Fund	98,505	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9912335.101
CAE-SANN-0626
Fidelity® SAI Global ex U.S. Low Volatility Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 0.9%
Financials - 0.4%
Insurance - 0.4%
Medibank Pvt Ltd	5,969,214	20,297,314
Industrials - 0.5%
Professional Services - 0.5%
Computershare Ltd	1,168,326	25,667,174
TOTAL AUSTRALIA		45,964,488
CANADA - 9.3%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Dollarama Inc	588,107	75,161,317
Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 2.0%
Empire Co Ltd Class A	227,061	7,772,913
George Weston Ltd	252,328	18,210,118
Loblaw Cos Ltd	1,212,753	55,907,972
Metro Inc/CN	414,470	27,784,914
TOTAL CONSUMER STAPLES		109,675,917
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	437,253	14,968,354
Financials - 2.0%
Capital Markets - 0.4%
TMX Group Ltd	614,658	25,068,689
Insurance - 1.6%
Definity Financial Corp	207,647	10,586,045
Intact Financial Corp	381,615	73,533,265
		84,119,310
TOTAL FINANCIALS		109,187,999
Industrials - 0.5%
Professional Services - 0.5%
Thomson Reuters Corp	289,201	27,665,019
Information Technology - 0.8%
IT Services - 0.6%
CGI Inc Class A	421,761	27,606,118
Software - 0.2%
Descartes Systems Group Inc/The (e)	186,304	13,442,526
TOTAL INFORMATION TECHNOLOGY		41,048,644
Utilities - 2.3%
Electric Utilities - 2.3%
Emera Inc (b)	639,621	34,124,735
Fortis Inc/Canada	1,077,685	61,629,603
Hydro One Ltd (c)(d)	673,038	28,916,330
TOTAL UTILITIES		124,670,668
TOTAL CANADA		502,377,918
CHINA - 12.2%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Midea Group Co Ltd H Shares	2,209,300	25,529,901
Consumer Staples - 0.1%
Food Products - 0.1%
Want Want China Holdings Ltd	9,752,000	5,536,223
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
China Shenhua Energy Co Ltd H Shares	6,498,500	40,367,865
Financials - 10.1%
Banks - 9.5%
Agricultural Bank of China Ltd H Shares	96,582,000	75,343,481
Bank of Beijing Co Ltd A Shares (China)	4,136,100	3,208,021
Bank of China Ltd H Shares	145,290,000	94,345,494
Bank of Communications Co Ltd H Shares	57,631,000	52,714,256
Bank of Jiangsu Co Ltd A Shares (China)	3,333,300	5,509,706
Bank of Shanghai Co Ltd A Shares (China)	2,660,700	3,684,311
BOC Hong Kong Holdings Ltd	7,841,000	45,102,912
China CITIC Bank Corp Ltd H Shares	22,932,000	24,048,785
China Construction Bank Corp H Shares	89,303,000	100,805,224
Chongqing Rural Commercial Bank Co Ltd H Shares	6,806,000	6,075,392
Huaxia Bank Co Ltd A Shares (China)	3,055,200	3,107,537
Industrial & Commercial Bank of China Ltd H Shares	109,244,000	98,423,411
		512,368,530
Financial Services - 0.1%
Far East Horizon Ltd	3,859,000	3,698,985
Insurance - 0.5%
PICC Property & Casualty Co Ltd H Shares	14,784,000	26,705,264
TOTAL FINANCIALS		542,772,779
Industrials - 0.4%
Construction & Engineering - 0.1%
China State Construction Engineering Corp Ltd A Shares (China)	6,972,500	5,020,756
Ground Transportation - 0.0%
Daqin Railway Co Ltd A Shares (China)	3,597,700	2,798,936
Transportation Infrastructure - 0.3%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	8,575,988	6,160,442
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	991,500	1,366,436
Jiangsu Expressway Co Ltd H Shares	2,930,000	3,986,672
Qingdao Port International Co Ltd H Shares (c)(d)	2,375,000	2,333,580
Shanghai International Port Group Co Ltd A Shares (China)	3,176,000	2,328,811
		16,175,941
TOTAL INDUSTRIALS		23,995,633
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
China Railway Signal & Communication Corp Ltd H Shares (c)(d)	6,278,000	2,921,225
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
China Three Gorges Renewables Group Co Ltd A Shares (China)	3,754,900	2,252,168
China Yangtze Power Co Ltd A Shares (China)	4,126,100	16,640,943
TOTAL UTILITIES		18,893,111
TOTAL CHINA		660,016,737
CZECH REPUBLIC - 0.1%
Financials - 0.1%
Banks - 0.1%
Moneta Money Bank AS (c)(d)	635,425	5,593,635
DENMARK - 0.3%
Financials - 0.3%
Insurance - 0.3%
Tryg A/S	697,053	16,728,002
FINLAND - 1.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Elisa Oyj A Shares	264,878	12,851,534
Materials - 0.8%
Containers & Packaging - 0.1%
Huhtamaki Oyj	160,114	5,122,639
Paper & Forest Products - 0.7%
UPM-Kymmene Oyj	1,135,247	33,935,786
TOTAL MATERIALS		39,058,425
TOTAL FINLAND		51,909,959
FRANCE - 1.5%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Orange SA	3,946,521	82,175,848
GERMANY - 0.3%
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Beiersdorf AG (b)	195,976	16,246,355
HONG KONG - 2.1%
Industrials - 0.2%
Ground Transportation - 0.2%
MTR Corp Ltd	3,568,500	15,248,807
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Hongkong Land Holdings Ltd (Singapore)	2,151,000	17,005,889
Sino Land Co Ltd (b)	8,264,473	13,252,666
TOTAL REAL ESTATE		30,258,555
Utilities - 1.3%
Electric Utilities - 1.0%
CLP Holdings Ltd	3,357,500	32,283,443
Power Assets Holdings Ltd	2,683,000	22,172,514
		54,455,957
Gas Utilities - 0.3%
Hong Kong & China Gas Co Ltd	15,808,000	14,635,404
TOTAL UTILITIES		69,091,361
TOTAL HONG KONG		114,598,723
INDIA - 7.9%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	1,439,535	28,777,336
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Eicher Motors Ltd	299,661	22,548,847
Maruti Suzuki India Ltd	283,275	39,966,243
TOTAL CONSUMER DISCRETIONARY		62,515,090
Consumer Staples - 1.7%
Food Products - 0.4%
Kwality Wall's India Ltd	1,728,666	499,928
Nestle India Ltd	1,525,476	23,502,761
		24,002,689
Personal Care Products - 0.9%
Hindustan Unilever Ltd	1,920,990	45,668,980
Tobacco - 0.4%
ITC Ltd	6,383,998	21,256,629
TOTAL CONSUMER STAPLES		90,928,298
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd	3,814,827	57,859,470
Health Care - 0.4%
Health Care Providers & Services - 0.1%
Narayana Hrudayalaya Ltd (d)	159,062	2,971,624
Life Sciences Tools & Services - 0.0%
Syngene International Ltd (c)(d)	422,796	2,093,666
Pharmaceuticals - 0.3%
Dr Reddy's Laboratories Ltd	1,032,610	14,421,877
TOTAL HEALTH CARE		19,487,167
Industrials - 0.2%
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	311,071	13,214,771
Information Technology - 2.0%
IT Services - 2.0%
HCL Technologies Ltd	2,280,504	29,006,758
Infosys Ltd	1,792,034	22,561,021
Tata Consultancy Services Ltd	2,178,889	57,181,342
TOTAL INFORMATION TECHNOLOGY		108,749,121
Materials - 0.6%
Chemicals - 0.4%
Asian Paints Ltd	239,332	6,210,538
Pidilite Industries Ltd	652,692	9,501,853
SRF Ltd	320,775	8,564,754
		24,277,145
Construction Materials - 0.2%
Ambuja Cements Ltd	1,858,785	8,742,551
TOTAL MATERIALS		33,019,696
Utilities - 0.2%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	3,342,893	11,257,656
TOTAL INDIA		425,808,605
INDONESIA - 1.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood CBP Sukses Makmur Tbk PT	4,822,500	1,891,439
Indofood Sukses Makmur Tbk PT	9,628,400	3,784,612
TOTAL CONSUMER STAPLES		5,676,051
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	62,788,900	21,287,964
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	17,041,000	854,267
Industrials - 0.9%
Industrial Conglomerates - 0.9%
Astra International Tbk PT	44,322,500	15,355,045
Jardine Matheson Holdings Ltd (Singapore)	446,100	30,411,661
TOTAL INDUSTRIALS		45,766,706
TOTAL INDONESIA		73,584,988
ISRAEL - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	2,140,570	5,831,878
Industrials - 0.9%
Aerospace & Defense - 0.9%
Elbit Systems Ltd	58,112	48,173,177
TOTAL ISRAEL		54,005,055
JAPAN - 19.5%
Communication Services - 4.1%
Diversified Telecommunication Services - 1.2%
NTT Inc	64,213,300	62,547,700
Wireless Telecommunication Services - 2.9%
KDDI Corp	4,522,400	74,006,995
SoftBank Corp	59,156,300	83,260,681
		157,267,676
TOTAL COMMUNICATION SERVICES		219,815,376
Consumer Discretionary - 3.2%
Automobile Components - 0.8%
Bridgestone Corp	2,041,800	42,430,760
Automobiles - 1.3%
Toyota Motor Corp	3,522,100	67,608,180
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	5,719,800	32,351,494
Hotels, Restaurants & Leisure - 0.5%
McDonald's Holdings Co Japan Ltd (b)	186,900	9,722,978
Skylark Holdings Co Ltd	491,100	9,464,153
Zensho Holdings Co Ltd	200,100	11,028,516
		30,215,647
TOTAL CONSUMER DISCRETIONARY		172,606,081
Consumer Staples - 0.4%
Beverages - 0.1%
Suntory Beverage & Food Ltd	270,800	7,804,008
Food Products - 0.3%
MEIJI Holdings Co Ltd (b)	564,100	13,388,855
TOTAL CONSUMER STAPLES		21,192,863
Financials - 4.4%
Banks - 1.7%
Gunma Bank Ltd/The	154,000	2,108,652
Hachijuni Nagano Bank Ltd	1,002,300	13,579,508
Japan Post Bank Co Ltd	3,528,600	60,551,778
Mebuki Financial Group Inc	2,082,600	17,290,453
		93,530,391
Insurance - 2.7%
Japan Post Holdings Co Ltd	3,689,000	42,781,557
Tokio Marine Holdings Inc	2,171,000	99,424,790
		142,206,347
TOTAL FINANCIALS		235,736,738
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Medipal Holdings Corp	459,900	8,217,189
Industrials - 2.2%
Building Products - 0.3%
AGC Inc	472,900	16,960,049
Commercial Services & Supplies - 0.6%
Secom Co Ltd	878,600	31,989,609
Ground Transportation - 1.3%
Hankyu Hanshin Holdings Inc	517,200	14,993,169
Kintetsu Group Holdings Co Ltd	413,000	8,818,716
Kyushu Railway Co	336,700	7,728,605
Tobu Railway Co Ltd	438,000	7,821,831
Tokyu Corp	1,228,900	13,068,750
West Japan Railway Co	973,300	17,618,280
		70,049,351
TOTAL INDUSTRIALS		118,999,009
Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 1.1%
Hirose Electric Co Ltd	66,600	9,258,712
Kyocera Corp	3,020,200	52,478,961
		61,737,673
IT Services - 0.4%
Otsuka Corp	500,600	9,286,141
TIS Inc	443,700	9,670,455
		18,956,596
Technology Hardware, Storage & Peripherals - 1.4%
Canon Inc	1,296,100	33,344,195
FUJIFILM Holdings Corp	2,439,400	44,893,842
		78,238,037
TOTAL INFORMATION TECHNOLOGY		158,932,306
Materials - 0.3%
Chemicals - 0.1%
Kuraray Co Ltd	682,700	7,170,108
Paper & Forest Products - 0.2%
Oji Holdings Corp	2,026,900	10,656,211
TOTAL MATERIALS		17,826,319
Real Estate - 0.1%
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp	9,393	7,554,257
Utilities - 1.7%
Electric Utilities - 0.6%
Chubu Electric Power Co Inc	1,611,400	27,714,272
Kansai Electric Power Co Inc/The	223,500	3,580,506
		31,294,778
Gas Utilities - 1.1%
Osaka Gas Co Ltd	851,100	30,582,953
Tokyo Gas Co Ltd	682,400	28,981,438
		59,564,391
TOTAL UTILITIES		90,859,169
TOTAL JAPAN		1,051,739,307
KOREA (SOUTH) - 0.8%
Consumer Staples - 0.5%
Tobacco - 0.5%
KT&G Corp	210,260	25,512,046
Financials - 0.0%
Insurance - 0.0%
Hyundai Marine & Fire Insurance Co Ltd (e)	121,327	2,516,609
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	104,580	15,849,551
TOTAL KOREA (SOUTH)		43,878,206
KUWAIT - 0.7%
Financials - 0.7%
Banks - 0.7%
National Bank of Kuwait SAKP	12,905,231	36,092,679
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	10,856,757	4,433,621
TOTAL KUWAIT		40,526,300
MALAYSIA - 1.4%
Financials - 0.9%
Banks - 0.9%
Hong Leong Bank Bhd	885,700	5,005,896
Malayan Banking Bhd	16,382,700	45,768,098
TOTAL FINANCIALS		50,773,994
Health Care - 0.2%
Health Care Providers & Services - 0.2%
IHH Healthcare Bhd	5,025,600	11,168,550
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Sime Darby Bhd	6,194,000	3,377,195
Marine Transportation - 0.1%
MISC Bhd	2,899,700	6,120,167
TOTAL INDUSTRIALS		9,497,362
Utilities - 0.1%
Gas Utilities - 0.1%
Petronas Gas Bhd	830,200	3,724,103
TOTAL MALAYSIA		75,164,009
MEXICO - 0.3%
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	1,113,700	13,380,211
Real Estate - 0.1%
Industrial REITs - 0.1%
Fibra MTY SAPI de CV (b)	5,007,500	4,317,082
TOTAL MEXICO		17,697,293
NETHERLANDS - 2.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	915,016	4,893,093
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Koninklijke Ahold Delhaize NV	1,913,803	89,890,319
Industrials - 0.7%
Professional Services - 0.7%
Wolters Kluwer NV	498,162	38,879,290
TOTAL NETHERLANDS		133,662,702
PHILIPPINES - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Manila Electric Co	650,220	6,967,683
SAUDI ARABIA - 2.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Saudi Telecom Co	3,724,044	43,232,869
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Jarir Marketing Co	1,388,051	5,569,969
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	10,811	302,667
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Saudi Arabian Oil Co (c)(d)	12,009,680	88,891,806
Financials - 0.1%
Banks - 0.1%
Alinma Bank	1,165,206	7,555,742
Materials - 0.1%
Chemicals - 0.1%
Saudi Basic Industries Corp	258,967	4,229,230
Construction Materials - 0.0%
Saudi Cement Co	234,250	2,127,331
TOTAL MATERIALS		6,356,561
Utilities - 0.1%
Electric Utilities - 0.1%
Saudi Energy Co	631,118	2,985,211
TOTAL SAUDI ARABIA		154,894,825
SINGAPORE - 1.9%
Financials - 0.9%
Banks - 0.3%
Oversea-Chinese Banking Corp Ltd	910,400	15,706,777
Capital Markets - 0.6%
Singapore Exchange Ltd	1,782,200	30,473,388
TOTAL FINANCIALS		46,180,165
Industrials - 0.6%
Aerospace & Defense - 0.5%
Singapore Technologies Engineering Ltd	3,284,600	27,835,269
Industrial Conglomerates - 0.1%
Keppel Ltd	777,700	6,656,664
TOTAL INDUSTRIALS		34,491,933
Real Estate - 0.4%
Industrial REITs - 0.4%
CapitaLand Ascendas REIT	8,125,928	15,971,247
Mapletree Industrial Trust	4,252,064	6,598,656
		22,569,903
Office REITs - 0.0%
Keppel REIT (f)	86,411	60,839
TOTAL REAL ESTATE		22,630,742
TOTAL SINGAPORE		103,302,840
SOUTH AFRICA - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Sappi Ltd (b)(e)	1,442,266	1,393,996
SWITZERLAND - 2.3%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Swisscom AG	54,538	46,172,505
Financials - 0.2%
Banks - 0.2%
Banque Cantonale Vaudoise (b)	62,951	9,925,850
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Galenica AG (c)(d)	107,754	11,480,797
Materials - 0.1%
Chemicals - 0.1%
Givaudan SA	2,025	7,217,796
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
PSP Swiss Property AG	98,336	19,645,804
Swiss Prime Site AG	170,702	29,559,072
TOTAL REAL ESTATE		49,204,876
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	13,623	2,723,380
TOTAL SWITZERLAND		126,725,204
TAIWAN - 10.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.6%
Chunghwa Telecom Co Ltd	8,141,000	35,066,309
Wireless Telecommunication Services - 0.5%
Far EasTone Telecommunications Co Ltd	3,770,000	11,279,297
Taiwan Mobile Co Ltd	3,736,000	13,196,220
		24,475,517
TOTAL COMMUNICATION SERVICES		59,541,826
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Poya International Co Ltd	160,590	2,917,706
Leisure Products - 0.0%
Fusheng Precision Co Ltd	252,000	2,013,631
TOTAL CONSUMER DISCRETIONARY		4,931,337
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.2%
President Chain Store Corp	1,153,000	8,175,764
Food Products - 0.4%
Uni-President Enterprises Corp	10,352,000	22,746,828
TOTAL CONSUMER STAPLES		30,922,592
Financials - 3.9%
Banks - 3.9%
Chang Hwa Commercial Bank Ltd	19,219,639	12,888,375
E.Sun Financial Holding Co Ltd	34,146,893	34,564,390
Far Eastern International Bank	9,842,709	3,828,601
First Financial Holding Co Ltd	25,300,870	23,182,436
Hua Nan Financial Holdings Co Ltd	22,439,070	22,837,743
Mega Financial Holding Co Ltd	25,181,480	31,276,755
Shanghai Commercial & Savings Bank Ltd/The	9,848,000	12,189,359
SinoPac Financial Holdings Co Ltd	31,181,702	30,650,983
Taichung Commercial Bank Co Ltd	9,141,920	5,750,500
Taiwan Business Bank	16,211,936	8,420,023
Taiwan Cooperative Financial Holding Co Ltd	25,144,236	18,300,428
Union Bank Of Taiwan	7,675,780	4,868,490
		208,758,083
Capital Markets - 0.0%
IBF Financial Holdings Co Ltd	6,440,930	2,962,912
TOTAL FINANCIALS		211,720,995
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Taiwan Secom Co Ltd	472,000	1,690,959
Industrial Conglomerates - 0.1%
Far Eastern New Century Corp	8,266,000	6,769,216
Transportation Infrastructure - 0.1%
Taiwan High Speed Rail Corp	4,357,000	3,657,146
TOTAL INDUSTRIALS		12,117,321
Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 0.4%
Primax Electronics Ltd	1,051,000	2,450,228
Synnex Technology International Corp	2,926,000	7,694,753
Wpg Holding Co Ltd	3,669,000	11,793,982
		21,938,963
IT Services - 0.0%
Systex Corp	527,000	2,021,093
Semiconductors & Semiconductor Equipment - 3.0%
Chipbond Technology Corp	1,398,000	7,310,253
Radiant Opto-Electronics Corp	1,020,000	3,239,645
Taiwan Semiconductor Manufacturing Co Ltd	2,018,000	140,539,107
Topco Scientific Co Ltd	397,000	5,169,778
		156,258,783
Technology Hardware, Storage & Peripherals - 0.6%
Catcher Technology Co Ltd	1,341,000	8,860,859
Chicony Electronics Co Ltd	1,337,000	5,281,265
Compal Electronics Inc	8,897,000	8,251,114
Pegatron Corp	4,368,000	11,464,118
		33,857,356
TOTAL INFORMATION TECHNOLOGY		214,076,195
Materials - 0.2%
Chemicals - 0.0%
Taiwan Fertilizer Co Ltd	1,334,000	2,149,940
Construction Materials - 0.2%
Asia Cement Corp	5,663,000	6,299,522
Containers & Packaging - 0.0%
Taiwan Hon Chuan Enterprise Co Ltd	495,333	1,756,855
TOTAL MATERIALS		10,206,317
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Highwealth Construction Corp	3,711,675	4,784,387
Huaku Development Co Ltd	557,600	2,228,004
TOTAL REAL ESTATE		7,012,391
TOTAL TAIWAN		550,528,974
THAILAND - 0.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	2,334,900	24,424,155
UNITED ARAB EMIRATES - 1.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Americana Restaurants International PLC - Foreign Co	5,732,240	3,105,594
Specialty Retail - 0.1%
Abu Dhabi National Oil Co for Distribution PJSC	7,067,065	7,061,101
TOTAL CONSUMER DISCRETIONARY		10,166,695
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	15,193,137	13,939,417
Dana Gas PJSC	12,711,719	3,114,684
TOTAL ENERGY		17,054,101
Financials - 0.3%
Banks - 0.3%
Dubai Islamic Bank PJSC	6,641,295	12,909,762
Sharjah Islamic Bank	3,735,555	3,010,330
TOTAL FINANCIALS		15,920,092
Industrials - 0.2%
Passenger Airlines - 0.1%
Air Arabia PJSC	2,636,776	3,553,413
Transportation Infrastructure - 0.1%
Salik Co PJSC	4,395,709	6,701,688
TOTAL INDUSTRIALS		10,255,101
Materials - 0.1%
Chemicals - 0.1%
Borouge PLC	7,344,468	5,058,807
Utilities - 0.3%
Multi-Utilities - 0.3%
Dubai Electricity & Water Authority PJSC	19,726,081	14,231,607
Water Utilities - 0.0%
Emirates Central Cooling Systems Corp	5,406,890	2,281,636
TOTAL UTILITIES		16,513,243
TOTAL UNITED ARAB EMIRATES		74,968,039
UNITED KINGDOM - 6.1%
Consumer Staples - 0.2%
Household Products - 0.2%
Reckitt Benckiser Group PLC	283,683	18,050,360
Financials - 0.5%
Insurance - 0.5%
Admiral Group PLC	577,906	26,564,105
Health Care - 2.3%
Pharmaceuticals - 2.3%
Astrazeneca PLC	650,935	123,545,777
Industrials - 1.3%
Professional Services - 1.3%
RELX PLC	1,866,860	68,077,581
Utilities - 1.8%
Multi-Utilities - 1.8%
National Grid PLC	5,309,763	95,047,853
TOTAL UNITED KINGDOM		331,285,676
UNITED STATES - 10.7%
Consumer Staples - 1.8%
Food Products - 1.8%
Nestle SA	951,167	96,295,809
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Shell PLC	1,896,027	86,206,293
Health Care - 5.7%
Life Sciences Tools & Services - 0.3%
QIAGEN NV (Germany)	445,370	15,176,841
Pharmaceuticals - 5.4%
Haleon PLC	2,150,387	9,930,211
Novartis AG	799,090	118,097,248
Roche Holding AG	278,452	113,469,145
Sanofi SA	559,551	52,360,811
		293,857,415
TOTAL HEALTH CARE		309,034,256
Industrials - 1.6%
Commercial Services & Supplies - 1.6%
Waste Connections Inc	515,424	84,905,417
TOTAL UNITED STATES		576,441,775
TOTAL COMMON STOCKS (Cost $4,681,045,168)		5,362,611,297

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $2,278,025)	3.64	2,281,000	2,278,049

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	8,681,452	8,683,188
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	79,277,497	79,285,425
TOTAL MONEY MARKET FUNDS (Cost $87,968,613)			87,968,613

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,771,291,806)	5,452,857,959
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(48,917,012)
NET ASSETS - 100.0%	5,403,940,947

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	168	6/2026	25,587,240	1,419,112
ICE MSCI Emerging Markets Index Contracts (United States)	155	6/2026	12,665,050	1,505,644
TMX S&P/TSX 60 Index Contracts (Canada)	14	6/2026	4,090,080	199,774

TOTAL FUTURES CONTRACTS				3,124,530
The notional amount of long futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,231,039 or 2.6% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $145,202,663 or 2.7% of net assets.

(e)	Non-income producing.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,800,667.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,280,455	268,729,116	312,321,876	838,064	(4,507)	-	8,683,188	8,681,452	0.0%
Fidelity Securities Lending Cash Central Fund	52,907,490	406,899,231	380,512,285	389,241	(9,011)	-	79,285,425	79,277,497	0.2%
Total	105,187,945	675,628,347	692,834,161	1,227,305	(13,518)	-	87,968,613

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	527,716,420	108,088,786	419,627,634	-
Consumer Discretionary	356,480,390	90,897,981	265,582,409	-
Consumer Staples	523,609,711	213,249,114	310,360,597	-
Energy	305,347,889	120,914,261	184,433,628	-
Financials	1,358,854,662	227,568,104	1,131,286,558	-
Health Care	483,788,003	263,672,560	220,115,443	-
Industrials	581,387,922	175,432,335	405,955,587	-
Information Technology	541,577,042	41,048,644	500,528,398	-
Materials	120,137,917	59,085,585	61,052,332	-
Real Estate	120,977,903	53,521,958	67,455,945	-
Utilities	442,733,438	146,892,502	295,840,936	-

U.S. Treasury Obligations	2,278,049	-	2,278,049	-

Money Market Funds	87,968,613	87,968,613	-	-
Total Investments in Securities:	5,452,857,959	1,588,340,443	3,864,517,516	-
Derivative Instruments:

Assets
Futures Contracts	3,124,530	3,124,530	-	-
Total Assets	3,124,530	3,124,530	-	-
Total Derivative Instruments:	3,124,530	3,124,530	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,124,530	-
Total Equity Risk	3,124,530	-
Total Value of Derivatives	3,124,530	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $75,096,825) - See accompanying schedule:
Unaffiliated issuers (cost $4,683,323,193)	$5,364,889,346
Fidelity Central Funds (cost $87,968,613)	87,968,613

Total Investment in Securities (cost $4,771,291,806)		$5,452,857,959
Foreign currency held at value (cost $5,877,193)		5,958,463
Receivable for fund shares sold		4,016,694
Dividends receivable		18,168,183
Reclaims receivable		7,884,683
Distributions receivable from Fidelity Central Funds		146,790
Receivable for variation margin on futures contracts		917,020
Prepaid expenses		1,409
Other receivables		96,517
Total assets		5,490,047,718
Liabilities
Payable for investments purchased on a delayed delivery basis	$60,423
Payable for fund shares redeemed	5,908,918
Accrued management fee	677,744
Other payables and accrued expenses	165,250
Collateral on securities loaned	79,294,436
Total liabilities		86,106,771
Net Assets		$5,403,940,947
Net Assets consist of:
Paid in capital		$4,677,652,770
Total accumulated earnings (loss)		726,288,177
Net Assets		$5,403,940,947
Net Asset Value, offering price and redemption price per share ($5,403,940,947 ÷ 457,238,338 shares)		$11.82
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$82,122,210
Interest		66,764
Income from Fidelity Central Funds (including $389,241 from security lending)		1,227,305
Security lending		148
Income before foreign taxes withheld		$83,416,427
Less foreign taxes withheld		(7,921,307)
Total income		75,495,120
Expenses
Management fee	$4,023,278
Custodian fees and expenses	718,613
Independent trustees' fees and expenses	8,347
Registration fees	87,365
Audit fees	39,246
Legal	2,793
Interest	14,920
Miscellaneous	7,601
Total expenses		4,902,163
Net Investment income (loss)		70,592,957
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $307,282)	55,193,294
Fidelity Central Funds	(13,518)
Foreign currency transactions	(779,081)
Futures contracts	6,534,902
Total net realized gain (loss)		60,935,597
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,504,283)	220,930,606
Assets and liabilities in foreign currencies	887,857
Futures contracts	1,719,925
Total change in net unrealized appreciation (depreciation)		223,538,388
Net gain (loss)		284,473,985
Net increase (decrease) in net assets resulting from operations		$355,066,942
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,592,957	$145,293,878
Net realized gain (loss)	60,935,597	(46,356,496)
Change in net unrealized appreciation (depreciation)	223,538,388	507,921,866
Net increase (decrease) in net assets resulting from operations	355,066,942	606,859,248
Distributions to shareholders	(164,447,240)	(13,252,161)

Share transactions
Proceeds from sales of shares	572,271,351	3,176,910,817
Reinvestment of distributions	152,792,929	12,775,866
Cost of shares redeemed	(650,105,044)	(1,449,405,557)

Net increase (decrease) in net assets resulting from share transactions	74,959,236	1,740,281,126
Total increase (decrease) in net assets	265,578,938	2,333,888,213

Net Assets
Beginning of period	5,138,362,009	2,804,473,796
End of period	$5,403,940,947	$5,138,362,009

Other Information
Shares
Sold	49,263,305	307,783,815
Issued in reinvestment of distributions	13,593,677	1,271,231
Redeemed	(55,776,819)	(135,721,703)
Net increase (decrease)	7,080,163	173,333,343

Financial Highlights
Fidelity® SAI Global ex U.S. Low Volatility Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.33	.03
Net realized and unrealized gain (loss)	.62	.98	.10
Total from investment operations	.77	1.31	.13
Distributions from net investment income	(.36)	(.03)	-
Total distributions	(.36)	(.03)	-
Net asset value, end of period	$11.82	$11.41	$10.13
Total Return D,E	6.92%	12.96%	1.30%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.18% H	.19%	.75% H,I
Expenses net of fee waivers, if any	.18 % H	.19%	.26% H,I,J
Expenses net of all reductions, if any	.18% H	.19%	.26% H,I,J
Net investment income (loss)	2.63% H	3.05%	1.37% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$5,403,941	$5,138,362	$2,804,474
Portfolio turnover rate K	24 % H	38% L	204% L,M

AFor the period July 25, 2024 (commencement of operations) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI Global ex U.S. Low Volatility Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$939,776,347
Gross unrealized depreciation	(280,334,320)
Net unrealized appreciation (depreciation)	$659,442,027
Tax cost	$4,793,415,932

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(44,457,152)
Long-term	-
Total capital loss carryforward	$(44,457,152)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	661,148,986	635,382,297
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	Borrower	33,664,250	3.99%	14,920

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	61,871,986	619,203,138
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	3,365
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	41,763	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9912328.101
GEU-SANN-0626
Fidelity ZERO® Funds

Fidelity ZERO® Extended Market Index Fund
Fidelity ZERO® International Index Fund
Fidelity ZERO® Large Cap Index Fund
Fidelity ZERO® Total Market Index Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity ZERO® Extended Market Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	8,701	104,847
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	36,023	888,327
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	76,099	881,227
Liberty Global Ltd Class C (b)	27,648	313,528

TOTAL BELGIUM		1,194,755
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	18,948	253,145
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	15,293	4,694,492
TOTAL BERMUDA		4,947,637
CANADA - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	33,227	215,311
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	8,427	661,941
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	130,140	2,639,239
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	17,619	381,980
TOTAL CANADA		3,898,471
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	71,338	321,734
GERMANY - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AtaiBeckley Inc (b)	68,021	282,967
Materials - 0.0%
Chemicals - 0.0%
Orion SA	19,978	150,235
TOTAL GERMANY		433,202
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	202,227	622,859
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)	16,688	140,346
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	13,062	231,459
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	15,416	170,501
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	5,116	452,561
TOTAL IRELAND		854,521
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	58,308	506,697
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	43,639	2,116,492
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	13,319	1,083,234
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	21,903	436,965
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	21,875	1,086,969
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	71,312	342,297
TOTAL NORWAY		1,429,266
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A	6,550	42,444
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	13,116	106,502
Liberty Latin America Ltd Class C (b)	42,738	355,153
TOTAL COMMUNICATION SERVICES		461,655
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	54,903	1,333,045
Ofg Bancorp	15,194	698,316
Popular Inc	23,133	3,477,584
		5,508,945
Financial Services - 0.0%
EVERTEC Inc	22,450	662,948
TOTAL FINANCIALS		6,171,893
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	11,658	170,090
TOTAL PUERTO RICO		6,803,638
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	15,344	205,149
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	18,410	1,574,055
TOTAL SINGAPORE		1,779,204
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	24,188	2,804,115
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	46,516	1,191,275
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	33,842	1,771,290
TOTAL SWITZERLAND		2,962,565
THAILAND - 0.5%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	13,142	414,367
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Fabrinet (b)	12,606	8,615,824
TOTAL THAILAND		9,030,191
UNITED KINGDOM - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	9,906	149,085
UNITED STATES - 98.1%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	6,599	318,864
Atn International Inc	3,499	97,726
Bandwidth Inc Class A (b)	10,028	369,131
Cogent Communications Holdings Inc	16,684	377,893
GCI Liberty Inc Class C	12,597	431,447
Globalstar Inc (b)	17,834	1,467,738
IDT Corp Class B	7,224	362,284
Iridium Communications Inc	36,887	1,441,175
Lumen Technologies Inc (b)	332,104	2,935,799
Shenandoah Telecommunications Co	16,160	254,197
Uniti Group Inc (b)	63,242	748,153
		8,804,407
Entertainment - 0.8%
AMC Entertainment Holdings Inc Class A (b)(c)	180,238	273,962
Angel Studios Inc Class A (b)	28,489	73,217
Atlanta Braves Holdings Inc Class A (b)	2,580	136,533
Atlanta Braves Holdings Inc Class C (b)	17,143	847,036
Cinemark Holdings Inc	36,347	1,072,963
CuriosityStream Inc Class A	12,279	38,679
Lionsgate Studios Corp	80,726	1,004,231
Madison Square Garden Entertainment Corp Class A (b)	14,129	945,513
Madison Square Garden Sports Corp Class A (b)	6,318	2,163,662
Marcus Corp/The	8,121	143,092
Playtika Holding Corp	21,773	79,580
Roku Inc Class A (b)	46,019	5,363,975
Sphere Entertainment Co Class A (b)(c)	9,355	1,332,620
Starz Entertainment Corp	4,274	78,385
TKO Group Holdings Inc Class A	23,333	4,342,038
Warner Music Group Corp Class A	51,766	1,463,425
		19,358,911
Interactive Media & Services - 0.9%
Angi Inc Class A (b)	11,576	84,968
Bumble Inc Class A (b)	28,072	116,499
Cargurus Inc Class A (b)	28,653	1,044,688
Cars.com Inc (b)	19,571	215,085
EverQuote Inc Class A (b)	9,750	140,595
fuboTV Inc Class A (b)(c)	10,569	130,210
IAC Inc Class A (b)	22,874	1,019,265
Match Group Inc	83,052	3,107,806
MediaAlpha Inc Class A (b)	11,717	99,712
Nextdoor Holdings Inc Class A (b)	80,790	129,264
Pinterest Inc Class A (b)	205,908	4,048,151
QuinStreet Inc (b)	19,914	254,103
Reddit Inc Class A (b)	45,198	6,654,502
Rumble Inc Class A (b)(c)	39,464	297,164
Shutterstock Inc	8,794	142,199
Snap Inc Class A (b)	388,562	2,358,571
TripAdvisor Inc Class A (c)	40,239	447,860
Trump Media & Technology Group Corp (b)(c)	56,409	516,142
Yelp Inc Class A (b)	20,474	565,082
Ziff Davis Inc (b)	13,856	634,051
ZipRecruiter Inc Class A (b)	21,640	63,189
ZoomInfo Technologies Inc (b)	94,404	590,025
		22,659,131
Media - 1.1%
AMC Global Media Inc Class A (b)	11,091	94,163
Boston Omaha Corp (b)	7,996	96,112
Cable One Inc (b)	1,625	148,671
Clear Channel Outdoor Holdings Inc (b)	111,344	267,226
DoubleVerify Holdings Inc (b)	46,977	517,687
EW Scripps Co/The Class A (b)	23,325	111,727
Gray Media Inc	28,856	162,748
Ibotta Inc Class A (b)(c)	4,747	167,094
iHeartMedia Inc Class A (b)	42,612	254,394
John Wiley & Sons Inc Class A	14,193	580,919
Liberty Broadband Corp Class A (b)	6,157	236,613
Liberty Broadband Corp Class C (b)	41,104	1,582,093
Magnite Inc (b)	50,339	645,094
MNTN Inc Class A (b)	3,980	37,531
National CineMedia Inc	34,425	116,701
New York Times Co/The Class A	56,836	4,491,749
News Corp Class A	124,127	3,267,023
News Corp Class B	48,249	1,470,629
Nexstar Media Group Inc	10,016	2,084,730
NIQ Global Intelligence Plc	17,846	195,057
Optimum Communications Inc Class A (b)	93,732	148,097
Paramount Skydance Corp Class B (c)	109,470	1,120,973
PubMatic Inc Class A (b)	12,083	118,172
Scholastic Corp	8,153	329,055
Sinclair Inc Class A	14,034	218,229
Sirius XM Holdings Inc	65,876	1,774,699
Stagwell Inc Class A (b)(c)	38,260	239,890
TechTarget Inc (b)(c)	11,304	64,885
Thryv Holdings Inc (b)	15,600	55,848
Trade Desk Inc (The) Class A (b)	154,858	3,653,100
USA TODAY Co Inc (b)	43,611	315,308
Versant Media Group Inc Class A	51,161	2,056,161
		26,622,378
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	5,040	250,438
Gogo Inc (b)	27,764	116,053
Spok Holdings Inc	8,250	88,192
Telephone and Data Systems Inc	34,528	1,555,832
		2,010,515
TOTAL COMMUNICATION SERVICES		79,455,342
Consumer Discretionary - 11.0%
Automobile Components - 0.9%
Adient PLC (b)	27,495	578,770
BorgWarner Inc	72,831	4,149,182
Cooper-Standard Holdings Inc (b)	6,206	186,614
Dana Inc	39,490	1,439,411
Dauch Corporation (b)	83,001	473,936
Dorman Products Inc (b)	9,784	1,100,798
Fox Factory Holding Corp (b)	14,754	261,884
Gentex Corp	77,056	1,780,764
Gentherm Inc (b)	10,756	323,756
Goodyear Tire & Rubber Co/The (b)	100,303	710,145
Holley Inc Class A (b)	19,469	64,247
Kodiak AI Inc (b)(c)	37,067	314,328
LCI Industries	8,535	1,017,543
Lear Corp	17,856	2,270,033
Motorcar Parts of America Inc (b)	6,686	75,017
Patrick Industries Inc	11,717	1,089,681
Phinia Inc	13,367	964,429
QuantumScape Corp Class A (b)(c)	164,282	1,197,616
Solid Power Inc (b)(c)	65,486	225,927
Standard Motor Products Inc	7,381	275,828
Stoneridge Inc (b)	9,390	65,729
Strattec Security Corp (b)	1,460	109,880
Versigent PLC	24,931	871,837
Visteon Corp	9,612	1,073,757
XPEL Inc (b)(e)	8,844	421,151
		21,042,263
Automobiles - 0.3%
Harley-Davidson Inc (c)	41,685	995,855
Lucid Group Inc (b)(c)	47,771	304,301
Rivian Automotive Inc Class A (b)	287,241	4,710,753
Thor Industries Inc	18,583	1,468,800
Winnebago Industries Inc	9,979	325,415
		7,805,124
Broadline Retail - 0.3%
Dillard's Inc Class A	1,059	602,804
Etsy Inc (b)	34,717	2,233,692
Groupon Inc (b)(c)	10,292	146,249
Kohl's Corp	39,377	557,972
Macy's Inc	93,454	1,827,026
Ollie's Bargain Outlet Holdings Inc (b)	21,530	1,862,560
Savers Value Village Inc (b)(c)	12,840	108,498
		7,338,801
Distributors - 0.2%
GigaCloud Technology Inc Class A (b)	9,021	401,344
Gold.com Inc	7,128	322,114
LKQ Corp	90,295	2,851,517
Pool Corp	11,550	2,463,846
		6,038,821
Diversified Consumer Services - 1.1%
ADT Inc	178,763	1,346,085
American Public Education Inc (b)	6,342	368,787
Bright Horizons Family Solutions Inc (b)	19,848	1,609,871
Carriage Services Inc	5,544	272,210
Chegg Inc (b)	38,610	42,085
Coursera Inc (b)(c)	50,936	303,069
Covista Inc (b)	12,112	1,395,545
Driven Brands Holdings Inc (b)	20,767	281,808
Duolingo Inc Class A (b)	14,054	1,547,345
European Wax Center Inc Class A (b)	11,372	65,958
Frontdoor Inc (b)	25,325	1,738,055
Graham Holdings Co Class B	1,193	1,339,154
Grand Canyon Education Inc (b)	9,710	1,641,670
H&R Block Inc	44,583	1,414,619
KinderCare Learning Cos Inc (b)(c)	12,617	49,585
Laureate Education Inc (b)	47,085	1,417,023
Liberty Live Holdings Inc Class A	2,649	241,615
Liberty Live Holdings Inc Class C	22,007	2,059,855
Lincoln Educational Services Corp (b)	10,304	423,907
Matthews International Corp Class A	10,932	311,999
Mister Car Wash Inc (b)	34,443	243,856
Perdoceo Education Corp	21,452	728,081
Service Corp International/US	48,967	3,967,797
Strategic Education Inc	8,176	640,998
Stride Inc (b)	14,755	1,433,596
Udemy Inc (b)	32,647	154,747
Universal Technical Institute Inc (b)	17,801	668,072
WW International Inc	3,510	36,960
		25,744,352
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment Inc Class A (b)	20,240	252,798
Aramark	92,406	4,222,030
Biglari Holdings Inc Class B (b)	236	72,983
BJ's Restaurants Inc (b)	7,435	285,504
Black Rock Coffee Bar Inc Class A	5,739	70,474
Bloomin' Brands Inc	27,235	166,134
Boyd Gaming Corp	20,342	1,768,737
Brinker International Inc (b)	15,318	2,332,012
Caesars Entertainment Inc (b)	71,622	1,991,092
Cava Group Inc (b)(c)	35,099	3,278,598
Cheesecake Factory Inc/The	16,171	1,016,671
Choice Hotels International Inc (c)	7,235	716,844
Churchill Downs Inc	23,286	2,351,653
Cracker Barrel Old Country Store Inc (c)	7,911	247,773
Dave & Buster's Entertainment Inc (b)(c)	9,578	107,944
Dine Brands Global Inc (c)	5,050	140,289
Domino's Pizza Inc	10,926	3,708,503
DraftKings Inc Class A (b)	174,145	4,061,061
Dutch Bros Inc Class A (b)	44,679	2,569,489
El Pollo Loco Holdings Inc (b)	8,861	119,801
First Watch Restaurant Group Inc (b)	16,138	211,731
Global Business Travel Group I Class A (b)(c)	42,647	249,911
Golden Entertainment Inc	6,970	202,746
Hilton Grand Vacations Inc (b)	20,972	985,055
Hyatt Hotels Corp Class A (c)	14,505	2,430,603
Jack in the Box Inc (b)(c)	7,021	88,465
Krispy Kreme Inc (b)(c)	33,878	133,479
Kura Sushi USA Inc Class A (b)(c)	2,232	122,916
Life Time Group Holdings Inc (b)	53,529	1,435,112
Lindblad Expeditions Holdings Inc (b)	15,763	292,088
Lucky Strike Entertainment Corp Class A (c)	5,219	41,490
Marriott Vacations Worldwide Corp	9,733	700,873
MGM Resorts International (b)	67,411	2,624,984
Monarch Casino & Resort Inc	4,262	505,857
Nathan's Famous Inc	915	91,848
Navan Inc Class A (b)	12,982	227,055
Norwegian Cruise Line Holdings Ltd (b)	160,064	2,909,964
Papa John's International Inc (c)	11,526	417,126
Penn Entertainment Inc (b)	44,586	778,472
Planet Fitness Inc Class A (b)	29,150	1,943,431
Portillo's Inc Class A (b)(c)	25,447	159,044
Pursuit Attractions and Hospitality Inc (b)	7,566	318,377
Rci Hospitality Holdings Inc	2,696	67,453
Red Rock Resorts Inc Class A	16,980	916,241
Rush Street Interactive Inc Class A (b)	34,571	971,445
Sabre Corp (b)	138,966	254,308
Serve Robotics Inc (b)(c)	21,070	198,690
Shake Shack Inc Class A (b)	14,142	1,448,989
Six Flags Entertainment Corp (b)(c)	35,573	668,061
Sweetgreen Inc Class A (b)(c)	37,536	258,248
Target Hospitality Corp (b)	11,287	164,113
Texas Roadhouse Inc	23,275	3,747,042
Travel + Leisure Co	22,625	1,462,933
United Parks & Resorts Inc (b)(c)	9,582	337,766
Vail Resorts Inc (c)	12,592	1,601,451
Viking Holdings Ltd (b)	64,449	5,279,018
Wendy's Co/The (c)	55,735	387,916
Wingstop Inc	9,755	1,600,405
Wyndham Hotels & Resorts Inc	26,577	2,162,836
Wynn Resorts Ltd	29,681	3,179,132
Xponential Fitness Inc Class A (b)(c)	10,116	66,562
		71,123,626
Household Durables - 1.6%
Beazer Homes USA Inc (b)	9,172	198,023
Cavco Industries Inc (b)	2,726	1,382,082
Century Communities Inc	8,829	494,601
Champion Homes Inc (b)	19,426	1,480,844
Cricut Inc Class A	17,368	74,856
Dream Finders Homes Inc Class A (b)(c)	10,228	149,329
Ethan Allen Interiors Inc	8,350	178,189
Flexsteel Industries Inc	1,368	75,650
Gopro Inc Class A (b)	46,384	76,534
Green Brick Partners Inc (b)	10,758	725,520
Helen of Troy Ltd (b)	8,096	187,422
Hovnanian Enterprises Inc Class A (b)	1,648	185,301
Installed Building Products Inc	7,978	2,302,052
KB Home	22,179	1,175,265
La-Z-Boy Inc	14,506	503,938
Legacy Housing Corp (b)(c)	3,451	75,059
Leggett & Platt Inc	47,515	516,488
LGI Homes Inc (b)	7,157	350,478
Lovesac Co/The (b)(c)	5,142	81,295
M/I Homes Inc (b)	9,169	1,205,632
Meritage Homes Corp	23,657	1,593,062
Mohawk Industries Inc (b)	18,255	1,926,998
Newell Brands Inc	147,623	602,302
SharkNinja Inc (b)	24,828	2,868,379
Smith Douglas Homes Corp Class A (b)(c)	3,563	50,523
Somnigroup International Inc	73,822	5,600,137
Sonos Inc (b)	42,326	627,695
Taylor Morrison Home Corp (b)	34,346	2,086,176
Toll Brothers Inc	33,329	4,737,384
TopBuild Corp (b)	9,820	4,347,314
Tri Pointe Homes Inc (b)	29,550	1,385,600
Whirlpool Corp	22,378	1,254,511
		38,498,639
Leisure Products - 0.6%
Acushnet Holdings Corp	9,673	936,540
Brunswick Corp/DE	22,869	1,816,942
Callaway Golf Co (b)	48,937	748,736
Funko Inc Class A (b)	14,448	63,715
Hasbro Inc	46,865	4,491,542
JAKKS Pacific Inc	3,401	74,005
Johnson Outdoors Inc Class A	2,138	112,523
Latham Group Inc (b)	15,759	95,657
Malibu Boats Inc Class A (b)	6,479	165,862
MasterCraft Boat Holdings Inc (b)	4,517	105,472
Mattel Inc (b)	108,984	1,643,479
Peloton Interactive Inc Class A (b)	143,375	781,394
Polaris Inc	18,858	1,249,720
Smith & Wesson Brands Inc	15,620	242,735
Sturm Ruger & Co Inc	5,631	244,273
YETI Holdings Inc (b)	27,411	1,081,638
		13,854,233
Specialty Retail - 2.4%
1-800-Flowers.com Inc Class A (b)(c)	8,311	29,420
Abercrombie & Fitch Co Class A (b)	16,104	1,374,476
Academy Sports & Outdoors Inc	23,437	1,285,285
Advance Auto Parts Inc (c)	21,142	1,258,160
America's Car-Mart Inc/TX (b)	2,442	29,817
American Eagle Outfitters Inc	55,583	968,256
Arhaus Inc Class A	19,350	143,190
Arko Corp	27,558	181,883
Asbury Automotive Group Inc (b)	6,845	1,394,258
AutoNation Inc (b)	9,139	1,940,941
Barnes & Noble Education Inc (b)	8,021	79,087
Bath & Body Works Inc	71,982	1,399,330
Bed Bath & Beyond Inc (b)(c)	25,642	125,646
Boot Barn Holdings Inc (b)	10,679	1,830,915
Buckle Inc/The	10,693	594,638
Build-A-Bear Workshop Inc	4,264	157,512
Caleres Inc	12,094	158,431
Camping World Holdings Inc Class A	22,181	181,662
CarMax Inc (b)	49,758	1,955,987
Chewy Inc Class A (b)	83,913	2,133,068
Citi Trends Inc (b)	2,475	120,557
Designer Brands Inc Class A	12,791	95,933
Dick's Sporting Goods Inc	23,358	5,300,397
EVgo Inc Class A (b)(c)	48,902	102,694
Five Below Inc (b)	19,400	4,571,804
Floor & Decor Holdings Inc Class A (b)	37,849	1,831,892
GameStop Corp Class A (b)(c)	144,981	3,617,276
Gap Inc/The	79,693	1,959,651
Genesco Inc (b)	3,367	119,495
Group 1 Automotive Inc	4,141	1,477,799
Haverty Furniture Cos Inc	4,724	104,589
Lands' End Inc (b)	3,839	43,342
Lithia Motors Inc	8,522	2,472,403
MarineMax Inc (b)	6,732	193,478
Monro Inc	10,691	187,734
Murphy USA Inc	5,943	3,494,484
National Vision Holdings Inc (b)	27,790	645,284
OneWater Marine Inc Class A (b)	4,387	41,194
Penske Automotive Group Inc	6,491	1,113,336
Petco Health & Wellness Co Inc Class A (b)	32,485	92,257
RealReal Inc/The (b)	34,431	409,385
Revolve Group Inc Class A (b)	14,248	362,612
RH (b)	5,384	710,473
Sally Beauty Holdings Inc (b)	34,003	482,163
Shoe Carnival Inc	6,166	114,194
Signet Jewelers Ltd	14,315	1,274,464
Sonic Automotive Inc Class A	5,230	411,863
Stitch Fix Inc Class A (b)	42,007	152,905
ThredUp Inc Class A (b)	34,803	149,305
Upbound Group Inc	18,537	366,291
Urban Outfitters Inc (b)	18,896	1,329,145
Valvoline Inc (b)(c)	44,801	1,488,737
Victoria's Secret & Co (b)	28,188	1,460,984
Warby Parker Inc Class A (b)	35,015	774,532
Wayfair Inc Class A (b)	37,596	2,403,512
Winmark Corp	1,036	394,188
Zumiez Inc (b)	4,826	118,575
		57,210,889
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd (b)	41,587	811,362
Carter's Inc	12,780	461,614
Columbia Sportswear Co	8,915	543,102
Crocs Inc (b)	17,647	1,799,641
Figs Inc Class A (b)	55,051	823,563
G-III Apparel Group Ltd	13,046	406,905
Kontoor Brands Inc	17,995	1,320,113
Lakeland Industries Inc (c)	3,574	36,348
Levi Strauss & Co Class A	34,397	766,365
Movado Group Inc	5,785	157,583
Oxford Industries Inc	4,973	213,043
PVH Corp	16,127	1,474,653
Ralph Lauren Corp Class A	13,596	4,876,070
Rocky Brands Inc	2,606	95,562
Steven Madden Ltd	25,617	962,175
Under Armour Inc Class A (b)(c)	68,309	429,664
Under Armour Inc Class C (b)	39,683	240,875
VF Corp	115,388	2,184,295
Wolverine World Wide Inc	28,719	488,797
		18,091,730
TOTAL CONSUMER DISCRETIONARY		266,748,478
Consumer Staples - 3.1%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	2,714	643,327
Brown-Forman Corp Class A	20,655	542,813
Brown-Forman Corp Class B (c)	59,106	1,523,162
Celsius Holdings Inc (b)	56,139	1,884,586
Coca-Cola Consolidated Inc	19,895	4,079,868
MGP Ingredients Inc	5,077	101,235
Molson Coors Beverage Co Class B	59,570	2,546,022
National Beverage Corp (b)	8,239	281,939
Primo Brands Corp Class A	87,300	1,779,174
Vita Coco Co Inc/The (b)	15,462	1,020,337
		14,402,463
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc Class A	130,205	2,193,954
Andersons Inc/The	11,859	931,406
BJ's Wholesale Club Holdings Inc (b)	46,028	4,321,569
Chefs' Warehouse Inc/The (b)	12,740	988,624
Grocery Outlet Holding Corp (b)	34,589	273,599
Ingles Markets Inc Class A	4,763	435,672
Maplebear Inc (b)	64,669	2,738,732
Natural Grocers by Vitamin Cottage Inc	3,856	111,669
Performance Food Group Co (b)	55,221	5,000,814
PriceSmart Inc	8,886	1,394,391
Sprouts Farmers Market Inc (b)	34,242	2,802,708
United Natural Foods Inc (b)	21,458	1,073,329
Village Super Market Inc Class A	3,294	141,938
Weis Markets Inc	3,365	236,156
		22,644,561
Food Products - 1.3%
B&G Foods Inc	28,937	160,311
Beyond Meat Inc (b)(c)	158,754	156,230
Cal-Maine Foods Inc	15,781	1,219,240
Calavo Growers Inc	5,951	167,580
Campbell's Company/The (c)	69,135	1,437,317
Conagra Brands Inc	168,823	2,422,610
Darling Ingredients Inc (b)	55,623	3,572,665
Flowers Foods Inc	74,895	678,549
Fresh Del Monte Produce Inc	11,620	486,762
Freshpet Inc (b)	17,168	1,156,780
Hormel Foods Corp	102,770	2,206,472
Ingredion Inc	22,107	2,470,236
J & J Snack Foods Corp	5,393	475,986
JM Smucker Co	37,528	3,678,870
John B Sanfilippo & Son Inc	3,202	261,892
Lamb Weston Holdings Inc	48,871	2,128,332
Lifeway Foods Inc (b)	2,144	57,544
Mama's Creations Inc (b)	13,404	190,203
Marzetti Company/The	7,167	933,717
Mission Produce Inc (b)	14,854	205,876
Pilgrim's Pride Corp	14,933	494,282
Post Holdings Inc (b)	14,783	1,548,519
Seaboard Corp	91	517,420
Seneca Foods Corp Class A (b)	1,716	240,000
Simply Good Foods Co/The (b)	30,001	401,113
Tootsie Roll Industries Inc Class A	7,155	302,084
Utz Brands Inc Class A	27,948	222,466
Vital Farms Inc (b)(c)	13,303	181,586
Westrock Coffee Co (b)	12,529	73,796
		28,048,438
Household Products - 0.1%
Central Garden & Pet Co (b)	2,881	106,654
Central Garden & Pet Co Class A (b)	18,385	617,001
Energizer Holdings Inc	21,432	419,639
Oil-Dri Corp of America	3,642	265,683
Reynolds Consumer Products Inc	19,341	405,581
Spectrum Brands Holdings Inc	8,161	674,099
WD-40 Co	4,762	999,830
		3,488,487
Personal Care Products - 0.2%
BellRing Brands Inc (b)	41,130	732,114
Coty Inc Class A (b)	128,463	316,019
Edgewell Personal Care Co	16,272	366,934
elf Beauty Inc (b)(c)	20,751	1,327,442
Herbalife Ltd (b)	36,155	600,173
Honest Co Inc/The (b)(c)	34,276	119,966
Interparfums Inc	6,423	585,906
Medifast Inc (b)(c)	3,799	41,295
Nature's Sunshine Products Inc (b)	4,945	134,306
Niagen Bioscience Inc (b)	20,281	95,929
Nu Skin Enterprises Inc Class A	17,280	126,144
Olaplex Holdings Inc (b)(c)	43,303	87,905
USANA Health Sciences Inc (b)	3,907	74,428
		4,608,561
Tobacco - 0.0%
Turning Point Brands Inc	6,662	537,490
Universal Corp/VA	8,750	468,825
		1,006,315
TOTAL CONSUMER STAPLES		74,198,825
Energy - 4.5%
Energy Equipment & Services - 1.4%
Archrock Inc	61,715	2,391,456
Atlas Energy Solutions Inc (c)	27,070	470,477
Bristow Group Inc	8,835	434,064
Cactus Inc Class A	24,238	1,350,541
Core Laboratories Inc	16,485	241,505
DMC Global Inc (b)	5,767	35,640
Energy Services of America Corp	4,352	73,984
Expro Group Holdings NV (b)	35,474	645,982
Flowco Holdings Inc Class A	10,549	261,932
Forum Energy Technologies Inc (b)	3,948	248,211
Geospace Technologies Corp (b)	4,482	41,010
Helix Energy Solutions Group Inc (b)	48,078	497,607
Helmerich & Payne Inc	35,264	1,423,960
Innovex International Inc (b)	13,631	378,533
Kodiak Gas Services Inc	29,257	1,983,625
Liberty Energy Inc Class A	56,936	1,923,867
Nabors Industries Ltd (b)	5,180	531,520
National Energy Services Reunited Corp (b)	20,930	521,994
Natural Gas Services Group Inc	3,851	156,697
Noble Corp PLC	44,248	2,257,975
NOV Inc	127,040	2,599,238
Oceaneering International Inc (b)	35,238	1,322,835
Oil States International Inc (b)	19,528	224,181
Patterson-UTI Energy Inc	121,804	1,488,445
ProPetro Holding Corp (b)	33,459	573,153
Ranger Energy Services Inc Class A	5,509	96,187
RPC Inc	31,886	251,262
Select Water Solutions Inc Class A	39,656	663,445
Solaris Energy Infrastructure Inc Class A	16,119	1,190,227
TETRA Technologies Inc (b)	46,823	445,755
Tidewater Inc (b)	16,210	1,448,039
Transocean Ltd (b)	347,986	2,373,265
Valaris Ltd (b)	22,680	2,312,906
Weatherford International PLC	25,254	2,786,779
		33,646,297
Oil, Gas & Consumable Fuels - 3.1%
Aemetis Inc (b)	21,246	66,925
Amplify Energy Corp (b)	11,828	75,699
Antero Midstream Corp	116,934	2,556,177
Antero Resources Corp (b)	103,269	4,054,341
APA Corp	124,983	5,090,558
California Resources Corp	27,750	1,894,215
Calumet Inc (b)	22,651	741,141
Centrus Energy Corp Class A (b)(c)	6,658	1,404,572
Chord Energy Corp	20,127	2,930,491
Clean Energy Fuels Corp (b)	61,585	141,646
CNX Resources Corp (b)	50,266	1,955,850
Comstock Inc (b)(c)	25,100	82,328
Comstock Resources Inc (b)(c)	27,899	486,001
Core Natural Resources Inc	18,030	1,618,012
Crescent Energy Co Class A	86,045	1,157,305
CVR Energy Inc (b)	10,731	355,625
Delek US Holdings Inc	21,192	987,335
Diversified Energy Co	22,488	374,425
Dorian LPG Ltd	12,974	500,148
DT Midstream Inc	35,812	5,299,818
Evolution Petroleum Corp	13,263	63,662
Excelerate Energy Inc Class A	8,625	301,013
Gevo Inc (b)	84,239	160,896
Granite Ridge Resources Inc	24,698	148,929
Green Plains Inc (b)	24,666	428,695
Gulfport Energy Corp (b)	5,545	1,067,634
HF Sinclair Corp	55,132	3,705,422
HighPeak Energy Inc Class A (c)	8,120	55,053
Infinity Natural Resources Inc Class A (b)	5,718	93,146
International Seaways Inc	14,308	1,186,849
Kinetik Holdings Inc Class A (c)	16,200	818,748
Lightbridge Corp (b)	11,370	148,379
Magnolia Oil & Gas Corp Class A	64,384	1,946,972
Matador Resources Co	41,256	2,617,281
Murphy Oil Corp	47,328	1,976,417
NextDecade Corp (b)(c)	49,327	386,230
Northern Oil & Gas Inc	36,964	1,003,942
Par Pacific Holdings Inc (b)	17,697	1,162,162
PBF Energy Inc Class A	29,171	1,264,855
Peabody Energy Corp	42,925	1,144,381
Permian Resources Holdings Inc/DE Class A	261,065	5,644,225
PrimeEnergy Resources Corp (b)	240	53,181
Range Resources Corp	83,577	3,635,600
REX American Resources Corp (b)	10,092	489,462
Riley Exploration Permian Inc	3,726	134,769
Ring Energy Inc (b)	59,618	112,082
Sable Offshore Corp (b)(c)	43,162	619,375
SandRidge Energy Inc	11,690	181,780
SM Energy Co	79,814	2,476,628
Summit Midstream Corp Class A (b)	3,868	122,422
Talos Energy Inc (b)	44,430	707,326
Ur-Energy Inc (United States) (b)	119,389	213,706
Uranium Energy Corp (b)	170,203	2,534,323
VAALCO Energy Inc	38,227	251,151
Venture Global Inc Class A	168,833	2,240,414
Viper Energy Inc Class A	65,653	3,241,945
Vitesse Energy Inc	10,615	199,137
W&T Offshore Inc	36,000	151,560
World Kinect Corp	19,745	532,523
		74,994,887
TOTAL ENERGY		108,641,184
Financials - 16.7%
Banks - 6.3%
1st Source Corp	6,429	472,724
ACNB Corp	3,664	185,728
Amalgamated Financial Corp	7,489	306,150
Amerant Bancorp Inc Class A	13,317	305,891
Ameris Bancorp	22,495	1,917,699
Arrow Financial Corp	5,043	185,835
Associated Banc-Corp	57,499	1,619,172
Atlantic Union Bankshares Corp	50,021	1,883,291
Avidbank Holdings Inc (b)	2,512	74,455
Axos Financial Inc (b)	19,886	1,917,806
Banc of California Inc	47,191	883,887
BancFirst Corp	7,313	816,204
Bancorp Inc/The (b)	14,808	885,963
Bank First Corp	3,603	523,552
Bank of Hawaii Corp	14,050	1,117,116
Bank of Marin Bancorp	5,769	147,917
Bank OZK	36,524	1,758,996
BankUnited Inc	26,045	1,210,572
Bankwell Financial Group Inc	2,400	124,128
Banner Corp	11,970	800,913
Bar Harbor Bankshares	5,847	200,260
Beacon Financial Corp	29,369	837,898
BOK Financial Corp	7,418	992,454
Bridgewater Bancshares Inc (b)	7,541	136,718
Burke & Herbert Financial Services Corp	4,674	300,585
Business First Bancshares Inc	11,375	311,448
Byline Bancorp Inc	11,609	373,229
California BanCorp	7,880	147,277
Camden National Corp	6,033	290,610
Capital Bancorp Inc	4,100	129,109
Capital City Bank Group Inc	4,810	222,078
Capitol Federal Financial Inc	41,798	321,009
Carter Bankshares Inc (b)	7,562	193,587
Cathay General Bancorp	23,701	1,327,967
Central Pacific Financial Corp	9,412	313,231
ChoiceOne Financial Services Inc	4,886	146,727
City Holding Co	5,046	620,456
Civista Bancshares Inc	7,241	180,084
CNB Financial Corp/PA	10,287	312,519
Coastal Financial Corp/WA Class A (b)	4,567	345,357
CoastalSouth Bancshares Inc	2,565	65,535
Colony Bankcorp Inc	7,252	143,880
Columbia Banking System Inc	103,963	3,077,305
Columbia Financial Inc (b)	9,557	183,781
Commerce Bancshares Inc/MO	48,053	2,500,198
Commercial Bancgroup Inc	2,437	70,575
Community Financial System Inc	18,540	1,174,694
Community Trust Bancorp Inc	5,456	354,258
Community West Bancshares	8,015	190,116
Connectone Bancorp Inc	17,704	517,311
Cullen/Frost Bankers Inc	22,169	3,212,953
Customers Bancorp Inc (b)	11,114	847,665
CVB Financial Corp	44,743	911,415
Dime Community Bancshares Inc	14,399	516,780
Eagle Bancorp Inc	9,749	252,012
East West Bancorp Inc	48,377	6,118,239
Eastern Bankshares Inc	76,397	1,545,511
Enterprise Financial Services Corp	12,991	751,140
Equity Bancshares Inc Class A	5,332	241,753
Esquire Financial Holdings Inc	2,365	248,609
Farmers National Banc Corp	19,677	276,855
FB Bancorp Inc (b)	5,969	83,447
FB Financial Corp	14,132	764,117
Financial Institutions Inc	7,290	248,370
First Bancorp/Southern Pines NC	14,557	840,521
First Busey Corp	30,925	810,235
First Business Financial Services Inc	2,933	164,835
First Commonwealth Financial Corp	35,995	662,668
First Community Bankshares Inc	6,660	283,849
First Community Corp/SC	3,181	94,189
First Financial Bancorp	36,645	1,109,611
First Financial Bankshares Inc	46,098	1,487,582
First Financial Corp	4,234	278,047
First Hawaiian Inc	43,341	1,182,342
First Horizon Corp	170,193	4,248,017
First Internet Bancorp	2,776	63,625
First Interstate BancSystem Inc Class A	31,210	1,107,643
First Merchants Corp	21,750	879,570
First Mid Bancshares Inc	7,740	325,777
Firstsun Capital Bancorp (b)	8,439	298,403
Five Star Bancorp	6,027	243,792
Flagstar Financial Inc	104,708	1,462,771
Flushing Financial Corp	12,341	198,937
FNB Corp/PA	125,009	2,231,411
Franklin Financial Services Corp	1,454	81,933
Fulton Financial Corp	67,498	1,457,282
GBank Financial Holdings Inc (b)	3,168	93,298
German American Bancorp Inc	13,370	575,846
Glacier Bancorp Inc	45,198	2,216,962
Great Southern Bancorp Inc	2,953	201,454
Hancock Whitney Corp	28,894	1,950,634
Hanmi Financial Corp	10,517	314,563
Heritage Financial Corp Wash	14,372	395,517
Hilltop Holdings Inc	14,719	554,465
Hingham Institution For Savings The	679	192,972
Home Bancorp Inc	2,367	147,204
Home BancShares Inc/AR	64,288	1,727,419
HomeTrust Bancshares Inc	4,725	215,791
Hope Bancorp Inc	45,699	568,953
Horizon Bancorp Inc/IN	17,791	322,017
Independent Bank Corp	17,523	1,366,619
Independent Bank Corp/MI	7,320	243,097
International Bancshares Corp	19,006	1,363,490
Investar Holding Corp	4,068	112,724
Kearny Financial Corp/MD	20,168	162,151
Lakeland Financial Corp	8,967	542,683
Live Oak Bancshares Inc	12,429	467,330
Mechanics Bancorp Class A	17,301	255,449
Mercantile Bank Corp	5,967	306,167
Meridian Corp	3,304	62,180
Metrocity Bankshares Inc	7,448	238,262
Metropolitan Bank Holding Corp	3,894	344,035
Mid Penn Bancorp Inc	7,256	239,230
Midland States Bancorp Inc	7,451	193,801
MVB Financial Corp	4,115	107,525
National Bank Holdings Corp Class A	15,769	673,336
NB Bancorp Inc	13,712	269,167
Nbt Bancorp Inc	18,525	809,357
Nicolet Bankshares Inc	6,890	1,009,247
Northeast Bank	2,595	322,688
Northfield Bancorp Inc	12,958	180,764
Northpointe Bancshares Inc	3,491	62,244
Northrim BanCorp Inc	7,854	192,659
Northwest Bancshares Inc	52,059	719,976
OceanFirst Financial Corp	20,275	386,644
Old National Bancorp/IN	121,740	2,918,108
Old Second Bancorp Inc	18,425	379,739
Origin Bancorp Inc	10,251	479,952
Orrstown Financial Services Inc	6,809	250,163
Park National Corp	5,671	976,489
Parke Bancorp Inc	3,300	99,363
Pathward Financial Inc	7,612	661,026
Peapack-Gladstone Financial Corp	5,429	226,661
Peoples Bancorp Inc/OH	12,491	429,690
Peoples Financial Services Corp	3,357	191,215
Pinnacle Financial Partners Inc	52,898	5,233,728
Preferred Bank/Los Angeles CA	3,989	377,878
Prosperity Bancshares Inc	35,490	2,471,879
Provident Financial Services Inc	46,493	1,054,461
QCR Holdings Inc	5,871	530,856
Red River Bancshares Inc	1,630	147,890
Renasant Corp	33,365	1,330,930
Republic Bancorp Inc/KY Class A	3,425	259,375
S&T Bancorp Inc	13,374	590,195
Seacoast Banking Corp of Florida	33,891	1,066,550
ServisFirst Bancshares Inc	17,762	1,414,210
Shore Bancshares Inc	10,767	207,803
Sierra Bancorp	4,109	148,253
Simmons First National Corp Class A	51,016	1,084,600
SmartFinancial Inc	5,041	211,420
South Plains Financial Inc	4,222	173,440
Southern First Bancshares Inc (b)	2,633	148,238
Southern Missouri Bancorp Inc	3,409	232,630
Southside Bancshares Inc	9,872	326,072
SOUTHSTATE BANK CORP	34,819	3,400,772
Stellar Bancorp Inc	15,925	598,143
Stock Yards Bancorp Inc	9,716	702,758
Texas Capital Bancshares Inc (b)	15,476	1,558,433
TFS Financial Corp	18,457	277,593
Third Coast Bancshares Inc (b)	4,320	161,309
Tompkins Financial Corp	4,542	382,754
Towne Bank/Portsmouth VA	30,147	1,072,027
TriCo Bancshares	11,542	580,216
Triumph Financial Inc (b)	7,933	536,905
TrustCo Bank Corp NY	6,292	299,499
Trustmark Corp	20,685	917,793
UMB Financial Corp	25,065	3,162,451
United Bankshares Inc/WV	49,194	2,155,189
United Community Bank/SC	42,478	1,415,792
Unity Bancorp Inc	2,361	123,433
Univest Financial Corp	10,049	381,762
Valley National Bancorp	168,260	2,283,288
WaFd Inc	26,621	942,383
Washington Trust Bancorp Inc	6,941	218,156
Webster Financial Corp	56,512	4,089,208
WesBanco Inc	33,912	1,165,895
Westamerica BanCorp	8,752	479,785
Western Alliance Bancorp	36,127	2,945,796
Wintrust Financial Corp	23,524	3,542,009
WSFS Financial Corp	18,856	1,357,066
Zions Bancorp NA	51,909	3,292,069
		150,423,379
Capital Markets - 2.9%
Acadian Asset Management Inc	9,245	622,651
Affiliated Managers Group Inc	9,893	2,915,170
AI Financial Corp (b)	43,829	32,880
Artisan Partners Asset Management Inc Class A	25,175	942,552
Bakkt Inc Class A (b)(c)	4,527	39,022
BGC Group Inc Class A	127,929	1,436,643
Blue Owl Capital Inc Class A	222,561	2,169,970
BRC Group Holdings Inc (b)(c)	6,020	51,711
Carlyle Group Inc/The	91,273	4,570,039
Cohen & Steers Inc	9,694	681,391
DigitalBridge Group Inc Class A	58,462	909,669
Donnelley Financial Solutions Inc (b)	9,307	468,142
Evercore Inc Class A	13,604	4,370,829
FactSet Research Systems Inc	13,052	2,970,374
Federated Hermes Inc Class B	25,979	1,509,120
Franklin Resources Inc	108,203	3,242,844
Galaxy Digital Inc Class A	67,699	1,857,661
GCM Grosvenor Inc Class A	22,016	240,415
Hamilton Lane Inc Class A	14,400	1,324,656
Houlihan Lokey Inc Class A	19,104	2,956,344
Innventure Inc (b)(c)	16,168	105,254
Invesco Ltd	156,250	4,095,313
Janus Henderson Group PLC	43,173	2,228,159
Jefferies Financial Group Inc	58,140	2,803,511
Lazard Inc	39,696	1,925,256
MarketAxess Holdings Inc	13,085	2,056,831
Miami International Holdings Inc	10,699	497,397
Moelis & Co Class A	26,052	1,696,506
Morningstar Inc	8,053	1,358,622
Oppenheimer Holdings Inc Class A	2,110	241,553
Perella Weinberg Partners Class A	23,371	531,457
Piper Sandler Cos	23,727	2,068,994
PJT Partners Inc Class A	8,552	1,306,232
Ridgepost Capital Inc Class A	22,263	176,546
SEI Investments Co	32,674	2,962,878
StepStone Group Inc Class A	25,994	1,375,083
Stifel Financial Corp	53,581	4,222,719
StoneX Group Inc (b)	24,643	2,612,897
TPG Inc Class A	45,361	1,978,647
Victory Capital Holdings Inc Class A	16,688	1,310,175
Virtu Financial Inc Class A	27,978	1,389,387
Virtus Invt Partners Inc	2,239	325,886
WisdomTree Inc	40,135	682,295
		71,263,681
Consumer Finance - 0.9%
Ally Financial Inc	98,811	4,386,220
Atlanticus Holdings Corp (b)	1,984	157,549
Bread Financial Holdings Inc	15,548	1,318,159
Credit Acceptance Corp (b)(c)	2,106	1,063,340
Dave Inc Class A (b)	3,907	1,062,665
DeFi Development Corp (b)(c)	8,453	37,109
Encore Capital Group Inc (b)	7,794	645,109
Enova International Inc (b)	8,703	1,474,375
EZCORP Inc Class A (b)(c)	20,559	673,924
Figure Technology Solutions Inc Class A (c)	11,149	391,330
FirstCash Holdings Inc	13,619	2,971,938
Green Dot Corp Class A (b)	17,894	224,570
Jefferson Capital Inc	6,011	124,668
LendingClub Corp (b)	40,314	688,160
Lendingtree Inc (b)	3,952	195,980
Navient Corp	23,611	218,166
Nelnet Inc Class A	4,880	691,496
NerdWallet Inc Class A (b)	12,375	134,145
OneMain Holdings Inc	41,248	2,424,145
Oportun Financial Corp (b)	13,517	82,319
OppFi Inc Class A (b)	9,671	91,971
PRA Group Inc (b)	13,729	299,155
PROG Holdings Inc	13,937	499,363
Regional Management Corp	3,073	114,777
SLM Corp	70,035	1,616,408
Upstart Holdings Inc (b)(c)	30,352	958,516
World Acceptance Corp (b)(c)	984	144,805
		22,690,362
Financial Services - 2.3%
Affirm Holdings Inc Class A (b)	102,857	6,611,648
Alerus Financial Corp	9,065	244,211
Better Home & Finance Holding Co Class A (b)(c)	2,530	104,059
Cannae Holdings Inc	15,254	206,082
Cantaloupe Inc (b)	20,241	221,032
Cass Information Systems Inc	4,083	193,085
Corebridge Financial Inc	89,830	2,473,918
Enact Holdings Inc	10,240	437,555
Equitable Holdings Inc	99,743	4,209,155
Essent Group Ltd	33,618	2,034,561
Euronet Worldwide Inc (b)	13,783	997,614
Federal Agricultural Mortgage Corp Class C	3,283	570,585
Finance of America Cos Inc Class A (b)(c)	1,769	34,937
Flywire Corp (b)	38,423	519,095
HA Sustainable Infrastructure Capital Inc	44,912	1,884,058
International Money Express Inc (b)	10,190	162,123
Jack Henry & Associates Inc	25,399	3,905,096
Jackson Financial Inc	24,954	2,888,925
loanDepot Inc Class A (b)	69,027	106,992
Marqeta Inc Class A (b)	134,588	584,112
Merchants Bancorp/IN	10,301	479,409
MGIC Investment Corp	77,239	2,045,289
NCR Atleos Corp (b)	25,973	1,152,682
NewtekOne Inc	10,145	131,581
NMI Holdings Inc (b)	26,855	1,039,557
Onity Group Inc (b)	2,280	104,903
Paymentus Holdings Inc Class A (b)	17,779	498,701
Payoneer Global Inc (b)	101,194	503,946
Paysign Inc (b)	12,330	80,885
PennyMac Financial Services Inc	10,256	926,014
Priority Technology Holdings Inc (b)(c)	9,630	49,882
Radian Group Inc	47,679	1,708,339
Remitly Global Inc (b)	60,393	1,322,003
Repay Holdings Corp Class A (b)	24,856	94,204
Rocket Cos Inc Class A (b)	340,197	4,973,680
Sezzle Inc (b)(c)	5,992	476,963
Shift4 Payments Inc Class A (b)(c)	23,768	1,052,447
Toast Inc Class A (b)	167,441	4,775,417
UWM Holdings Corp Class A	89,381	316,409
Velocity Financial Inc (b)	3,056	58,949
Voya Financial Inc	33,104	2,713,204
Walker & Dunlop Inc	12,006	604,502
Western Union Co/The (c)	112,750	1,024,898
WEX Inc (b)	12,038	1,809,673
		56,332,380
Insurance - 3.3%
Abacus Global Management Inc Class A (c)	11,715	111,293
American Coastal Insurance Corp	9,128	108,623
American Financial Group Inc/OH	24,336	3,243,259
American Integrity Insurance Group Inc	2,523	49,451
Amerisafe Inc	6,760	204,828
Assurant Inc	17,596	4,157,407
Assured Guaranty Ltd	15,130	1,239,147
Axis Capital Holdings Ltd	27,062	2,717,295
Baldwin Insurance Group Inc/The Class A (b)	27,521	625,277
Bowhead Specialty Holdings Inc (b)	6,138	145,962
Brighthouse Financial Inc (b)	19,998	1,245,075
CNO Financial Group Inc	33,312	1,480,718
Donegal Group Inc Class A	6,582	110,709
Employers Holdings Inc	7,956	335,107
Erie Indemnity Co Class A	8,937	1,956,577
F&G Annuities & Life Inc	13,460	385,494
Fidelity National Financial Inc	89,829	4,698,058
First American Financial Corp	35,891	2,517,036
Genworth Financial Inc Class A (b)	139,581	1,226,917
Globe Life Inc	27,959	4,314,075
Goosehead Insurance Inc Class A (b)	8,722	390,658
Greenlight Capital Re Ltd Class A (b)	8,967	164,275
Hagerty Inc Class A (b)	13,104	133,137
Hanover Insurance Group Inc/The	12,423	2,331,673
HCI Group Inc	3,767	578,498
Heritage Insurance Holdings Inc (b)	7,826	229,458
Hippo Holdings Inc (b)	7,422	195,421
Horace Mann Educators Corp	14,334	651,337
Investors Title Co	571	135,201
James River Group Holdings Inc	15,578	96,584
Kemper Corp	20,656	695,901
Kingstone Cos Inc	4,091	68,197
Kinsale Capital Group Inc	7,777	2,516,715
Lemonade Inc (b)(c)	22,313	1,263,808
Lincoln National Corp	59,535	2,251,018
Loews Corp	59,271	6,674,508
MBIA Inc (b)	14,508	84,727
Mercury General Corp	9,414	916,076
Neptune Insurance Holdings Inc Class A	6,260	157,314
Octave Specialty Group Inc (b)	14,443	63,982
Old Republic International Corp	80,154	3,202,152
Oscar Health Inc Class A (b)	76,607	1,414,165
Palomar Hldgs Inc (b)	9,344	1,124,831
Primerica Inc	11,212	3,153,599
ProAssurance Corp (b)	17,734	438,030
Reinsurance Group of America Inc	23,095	4,883,670
RLI Corp	32,224	1,668,236
Root Inc/OH Class A (b)	4,837	263,520
Ryan Specialty Holdings Inc Class A	40,117	1,394,868
Safety Insurance Group Inc	5,371	403,684
Selective Insurance Group Inc	21,131	1,773,947
Selectquote Inc (b)	56,604	52,064
SiriusPoint Ltd (b)	36,361	851,211
Skyward Specialty Insurance Group Inc (b)	14,416	655,207
Slide Insurance Holdings Inc (b)	8,335	155,448
Stewart Information Services Corp	10,658	745,953
Tiptree Inc Class A	8,445	145,592
Trupanion Inc (b)	11,950	286,681
TWFG Inc Class A (b)	5,217	96,932
United Fire Group Inc	7,767	313,165
Universal Insurance Holdings Inc	8,925	353,698
Unum Group	53,569	4,305,876
White Mountains Insurance Group Ltd	858	1,915,047
		80,068,372
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Adamas Trust Inc	30,069	270,020
AGNC Investment Corp	389,802	4,295,618
Annaly Capital Management Inc	252,784	5,788,754
Apollo Commercial Real Estate Finance Inc	46,684	510,723
Arbor Realty Trust Inc (c)	69,347	547,841
Ares Commercial Real Estate Corp (c)	19,566	102,330
ARMOUR Residential REIT Inc	39,262	688,655
Blackstone Mortgage Trust Inc Class A	55,976	1,062,984
Brightspire Capital Inc Class A	47,248	274,038
Chimera Investment Corp	29,468	405,185
Claros Mortgage Trust Inc (b)	46,993	124,062
Dynex Capital Inc	70,177	955,811
Ellington Financial Inc	43,597	577,660
Franklin BSP Realty Trust Inc	29,460	268,086
Invesco Mortgage Capital Inc	25,137	204,364
Kkr Real Estate Finance Trust Inc	18,686	114,545
Ladder Capital Corp Class A	39,637	407,468
MFA Financial Inc	36,594	375,089
Orchid Island Capital Inc	64,653	454,511
Pennymac Mortgage Investment Trust	30,271	368,701
Ready Capital Corp	56,009	105,857
Redwood Trust Inc	43,404	241,326
Rithm Capital Corp	195,199	1,909,046
Starwood Property Trust Inc	123,210	2,262,136
TPG Mortgage Investment Trust Inc	11,011	86,876
TPG RE Finance Trust Inc	27,748	234,748
Two Harbors Investment Corp	36,896	426,887
		23,063,321
TOTAL FINANCIALS		403,841,495
Health Care - 13.2%
Biotechnology - 5.6%
4D Molecular Therapeutics Inc (b)	13,420	119,035
Abeona Therapeutics Inc (b)(c)	18,376	100,333
Absci Corp (b)(c)	46,881	233,233
ACADIA Pharmaceuticals Inc (b)	44,252	993,457
Achieve Life Sciences Inc (b)(c)	18,408	80,811
ADMA Biologics Inc (b)	83,895	859,924
Agenus Inc (b)	11,799	46,134
Agios Pharmaceuticals Inc (b)	20,544	575,232
Akebia Therapeutics Inc (b)	90,749	125,234
Aldeyra Therapeutics Inc (b)	16,843	25,601
Alector Inc (b)	33,637	79,720
Alkermes PLC (b)	58,046	1,956,731
Allogene Therapeutics Inc (b)	59,456	126,641
Altimmune Inc (b)	43,443	112,952
AnaptysBio Inc (b)	6,919	454,786
Anavex Life Sciences Corp (b)	32,655	109,068
Anika Therapeutics Inc (b)	5,158	64,217
Annexon Inc (b)	47,253	277,375
Apellis Pharmaceuticals Inc (b)	36,013	1,474,732
Apogee Therapeutics Inc (b)	18,879	1,564,880
Arbutus Biopharma Corp (b)	54,053	227,023
Arcturus Therapeutics Holdings Inc (b)	9,341	80,519
Arcus Biosciences Inc (b)	29,704	757,452
Arcutis Biotherapeutics Inc (b)	39,368	914,125
Ardelyx Inc (b)	85,206	539,354
ArriVent Biopharma Inc (b)	10,764	334,653
Arrowhead Pharmaceuticals Inc (b)	49,292	3,621,976
ARS Pharmaceuticals Inc (b)(c)	23,024	190,178
Assembly Biosciences Inc (b)	3,902	105,159
Atrium Therapeutics Inc	5,181	66,161
aTyr Pharma Inc (b)(c)	31,258	25,238
Aura Biosciences Inc (b)	19,808	139,646
Beam Therapeutics Inc (b)	34,821	1,056,121
Bicara Therapeutics Inc (b)	11,218	242,084
BioCryst Pharmaceuticals Inc (b)	84,298	772,170
Biohaven Ltd (b)	39,999	383,590
BioMarin Pharmaceutical Inc (b)	67,638	3,646,365
Biomea Fusion Inc (b)	19,270	26,207
Black Diamond Therapeutics Inc (b)	15,982	42,352
Bridgebio Pharma Inc (b)	59,653	4,241,925
C4 Therapeutics Inc (b)	28,086	79,483
Cabaletta Bio Inc (b)(c)	33,544	100,297
Candel Therapeutics Inc (b)(c)	12,948	80,019
Capricor Therapeutics Inc (b)	16,110	540,974
Cardiff Oncology Inc (b)(c)	21,599	37,366
CareDx Inc (b)	18,155	377,806
Caribou Biosciences Inc (b)	29,402	55,276
Carisma Therapeutics Inc rights (b)(d)	47,241	0
Cartesian Therapeutics Inc rights (b)(d)	31,759	9,210
Catalyst Pharmaceuticals Inc (b)	40,816	1,148,154
Celcuity Inc (b)	12,677	1,538,354
Celldex Therapeutics Inc (b)	23,296	765,972
CG oncology Inc (b)	24,096	1,608,167
Cogent Biosciences Inc (b)	53,911	1,929,475
Coherus Oncology Inc (b)	51,885	92,096
Compass Therapeutics Inc (b)(c)	53,753	95,143
Corbus Pharmaceuticals Holdings Inc (b)	5,470	54,044
Corvus Pharmaceuticals Inc (b)	25,974	394,545
Cullinan Therapeutics Inc (b)	18,135	236,662
Cytokinetics Inc (b)(c)	42,906	2,744,697
CytomX Therapeutics Inc (b)	63,177	266,607
Denali Therapeutics Inc (b)	52,032	974,039
Design Therapeutics Inc (b)	10,301	140,094
DiaMedica Therapeutics Inc (b)	10,702	64,747
Dianthus Therapeutics Inc (b)	12,965	1,138,327
Disc Medicine Inc (b)	11,113	732,902
Dyne Therapeutics Inc (b)	50,359	883,800
Editas Medicine Inc (b)	34,557	103,671
Eledon Pharmaceuticals Inc (b)(c)	25,895	94,258
Emergent BioSolutions Inc (b)(c)	18,845	155,094
Enanta Pharmaceuticals Inc (b)	9,547	132,608
Entrada Therapeutics Inc (b)	8,127	109,715
Erasca Inc (b)	83,726	891,682
Evommune Inc (c)	3,882	92,392
Exelixis Inc (b)	91,415	4,064,311
Fate Therapeutics Inc (b)	35,433	44,291
First Tracks Biotherapeutics Inc	6,757	157,235
Galectin Therapeutics Inc (b)(c)	17,919	40,676
Geron Corp (b)	188,431	290,184
Gossamer Bio Inc (b)	64,226	23,622
GRAIL Inc (b)	10,391	566,102
Halozyme Therapeutics Inc (b)	41,396	2,635,269
Heron Therapeutics Inc (b)(c)	61,432	73,718
Humacyte Inc Class A (b)(c)	60,688	51,087
Ideaya Biosciences Inc (b)	30,727	894,156
Immunic Inc (b)(c)	4,174	40,154
ImmunityBio Inc (b)(c)	107,479	763,101
Immunome Inc (b)	36,342	833,685
Immunovant Inc (b)	27,241	739,457
Incyte Corp (b)	58,844	5,606,069
Inhibrx Biosciences Inc (b)	3,375	436,084
Intellia Therapeutics Inc (b)(c)	40,619	547,544
Ionis Pharmaceuticals Inc (b)	57,004	4,261,619
Iovance Biotherapeutics Inc (b)(c)	116,855	392,633
Ironwood Pharmaceuticals Inc Class A (b)	50,348	207,686
Jade Biosciences Inc (b)	11,535	281,454
Janux Therapeutics Inc (b)	16,951	243,586
KalVista Pharmaceuticals Inc (b)(c)	13,867	369,694
Keros Therapeutics Inc (b)	7,154	79,552
Kodiak Sciences Inc (b)	14,078	612,111
Korro Bio Inc (b)	2,180	29,408
Krystal Biotech Inc (b)	9,090	2,383,943
Kura Oncology Inc (b)	30,636	270,516
Kymera Therapeutics Inc (b)	21,603	1,751,355
Kyverna Therapeutics Inc (b)	12,326	108,469
Larimar Therapeutics Inc (b)	14,588	59,227
Lexeo Therapeutics Inc (b)	20,502	116,759
Lineage Cell Therapeutics Inc (b)	80,113	120,971
Lyell Immunopharma Inc (b)	4,972	98,098
MacroGenics Inc (b)	20,191	62,188
Madrigal Pharmaceuticals Inc (b)	6,554	3,390,974
MannKind Corp (b)	107,836	305,176
MapLight Therapeutics Inc (c)	6,942	221,242
MiMedx Group Inc (b)	41,949	140,949
Mineralys Therapeutics Inc (b)	19,423	517,623
Mirum Pharmaceuticals Inc (b)	16,627	1,617,973
Moderna Inc (b)	122,396	5,622,873
Monopar Therapeutics Inc (b)	1,367	71,289
Monte Rosa Therapeutics Inc (b)(c)	21,722	415,976
Myriad Genetics Inc (b)	32,995	156,726
Neurocrine Biosciences Inc (b)	35,319	4,650,453
Neurogene Inc (b)	3,906	101,908
Nkarta Inc (b)	19,855	54,998
Novavax Inc (b)(c)	56,966	451,456
Nurix Therapeutics Inc (b)	33,995	567,717
Nuvalent Inc Class A (b)	18,536	1,858,790
Ocugen Inc (b)(c)	114,536	198,147
Olema Pharmaceuticals Inc (b)	18,456	265,951
OmniAb Operations Inc (b)(d)	1,470	691
OmniAb Operations Inc (b)(d)	1,470	528
Organogenesis Holdings Inc Class A (b)	26,932	63,290
ORIC Pharmaceuticals Inc (b)	27,073	267,481
Oruka Therapeutics Inc (b)	13,827	945,905
Palvella Therapeutics Inc (b)	3,265	418,965
PDL BioPharma Inc (b)(d)	15,583	0
Perspective Therapeutics Inc (b)(c)	29,721	115,912
Praxis Precision Medicines Inc (b)	9,067	2,890,832
Precigen Inc (b)(c)	62,112	258,386
Prime Medicine Inc (b)(c)	38,561	136,699
ProKidney Corp Class A (b)(c)	36,420	69,198
Protagonist Therapeutics Inc (b)	20,646	2,043,335
Protara Therapeutics Inc (b)	15,967	85,104
PTC Therapeutics Inc (b)	28,192	1,834,172
Puma Biotechnology Inc (b)	13,403	100,657
Recursion Pharmaceuticals Inc Class A (b)(c)	181,439	627,779
REGENXBIO Inc (b)	16,834	151,001
Relay Therapeutics Inc (b)	46,157	598,195
Replimune Group Inc (b)	27,213	69,937
Rezolute Inc (b)	30,429	97,373
Rhythm Pharmaceuticals Inc (b)	21,343	1,736,466
Rigel Pharmaceuticals Inc (b)	6,416	185,422
Rocket Pharmaceuticals Inc (b)	31,315	108,976
Roivant Sciences Ltd (b)	158,736	4,528,738
Sagimet Biosciences Inc Class A (b)	9,316	74,807
Sana Biotechnology Inc (b)	57,814	190,208
Sangamo Therapeutics Inc (b)	146,442	17,456
Sarepta Therapeutics Inc (b)	36,714	766,588
Savara Inc (b)	48,006	251,551
Scholar Rock Holding Corp (b)	29,828	1,390,283
SELLAS Life Sciences Group Inc (b)(c)	60,291	298,440
Sionna Therapeutics Inc (b)	4,971	192,378
Soleno Therapeutics Inc (b)	17,217	909,402
Solid Biosciences Inc (b)	15,976	115,986
Spyre Therapeutics Inc (b)	23,998	1,786,651
Stoke Therapeutics Inc (b)	18,019	589,582
Summit Therapeutics Inc (b)(c)	54,366	1,166,694
Syndax Pharmaceuticals Inc (b)	30,399	651,451
Tango Therapeutics Inc (b)	34,622	748,528
Taysha Gene Therapies Inc (b)	77,724	496,656
Tectonic Therapeutic Inc (b)(c)	3,542	99,070
TG Therapeutics Inc (b)(c)	47,835	1,615,866
Tonix Pharmaceuticals Holding Corp (b)	4,436	57,357
Travere Therapeutics Inc (b)	31,513	1,327,328
Twist Bioscience Corp (b)	21,614	1,263,338
Tyra Biosciences Inc (b)	8,229	285,958
Ultragenyx Pharmaceutical Inc (b)	33,790	834,275
Upstream Bio Inc (b)	12,014	110,289
Vanda Pharmaceuticals Inc (b)	21,029	149,306
Vaxcyte Inc (b)	45,105	2,581,810
Vera Therapeutics Inc Class A (b)	22,575	803,896
Veracyte Inc (b)	27,926	919,324
Verastem Inc (b)	25,072	136,893
Vericel Corp (b)	17,755	616,631
Viking Therapeutics Inc (b)(c)	40,749	1,270,554
Vir Biotechnology Inc (b)	40,044	409,049
Viridian Therapeutics Inc (b)	29,726	400,706
Voyager Therapeutics Inc (b)	15,755	58,766
Xencor Inc (b)	25,181	300,409
XOMA Royalty Corp (b)	3,314	135,675
Zenas Biopharma Inc (b)	9,882	190,920
		134,875,428
Health Care Equipment & Supplies - 2.4%
Align Technology Inc (b)	23,476	4,132,012
Alphatec Holdings Inc (b)	39,934	389,756
AngioDynamics Inc (b)	14,725	161,092
Anteris Technologies Global Corp (b)	26,599	163,584
Artivion Inc (b)	14,807	530,535
AtriCure Inc (b)	17,440	490,238
Avanos Medical Inc (b)	16,297	401,232
Axogen Inc (b)	17,667	763,214
Baxter International Inc	181,080	3,183,386
Beta Bionics Inc (b)(c)	13,891	141,688
Bioventus Inc (b)(c)	16,451	162,371
Butterfly Network Inc Class A (b)	72,462	347,093
Ceribell Inc (b)	7,557	152,349
Cerus Corp (b)	68,182	138,409
ClearPoint Neuro Inc (b)(c)	10,325	115,434
CONMED Corp	10,910	399,961
CVRx Inc (b)(c)	5,972	44,850
Delcath Systems Inc (b)(c)	9,748	101,184
DENTSPLY SIRONA Inc	70,115	823,851
Electromed Inc (b)	2,534	65,149
Embecta Corp	20,760	189,954
Enovis Corp (b)	20,140	472,082
Envista Holdings Corp (b)	57,569	1,493,340
Glaukos Corp (b)	20,215	2,904,289
Globus Medical Inc Class A (b)	39,188	3,533,975
Haemonetics Corp (b)	16,361	983,132
ICU Medical Inc (b)	8,701	1,037,159
Inogen Inc (b)	8,425	59,902
Inspire Medical Systems Inc (b)	9,142	513,232
Integer Holdings Corp (b)	12,330	1,091,328
Integra LifeSciences Holdings Corp (b)	23,676	249,545
iRadimed Corp	2,821	235,384
iRhythm Technologies Inc (b)	11,333	1,463,770
Kestra Medical Technologies Ltd (b)	6,699	138,803
Lantheus Holdings Inc (b)	23,297	1,971,392
LeMaitre Vascular Inc	7,365	808,309
LivaNova PLC (b)	19,234	1,155,963
Masimo Corp (b)	16,039	2,861,839
Medline Inc Class A	115,224	5,124,012
Merit Medical Systems Inc (b)	20,819	1,419,439
Microbot Medical Inc (b)(c)	23,372	48,847
Neogen Corp (b)	76,211	716,383
NeuroPace Inc (b)	8,545	144,069
Novocure Ltd (b)	35,804	544,579
Omnicell Inc (b)	15,762	652,862
OraSure Technologies Inc (b)	26,385	80,210
Orthofix Medical Inc (b)	14,153	166,439
OrthoPediatrics Corp (b)	5,801	87,363
Penumbra Inc (b)	13,792	4,502,813
Procept Biorobotics Corp (b)(c)	19,586	470,847
Pulse Biosciences Inc (b)(c)	6,432	136,165
QuidelOrtho Corp (b)	23,851	293,367
RxSight Inc (b)	12,901	91,210
SANUWAVE Health Inc (b)	2,396	39,223
Senseonics Holdings Inc (b)(c)	12,677	83,795
SI-BONE Inc (b)	13,589	168,368
Sight Sciences Inc (b)	11,878	48,581
Solventum Corp (b)	51,842	3,492,077
STAAR Surgical Co (b)	17,448	459,929
Stereotaxis Inc (b)	28,787	53,832
Streamex Corp (b)(c)	28,953	22,155
Tactile Systems Technology Inc (b)	7,901	181,881
Tandem Diabetes Care Inc (b)	23,737	463,465
Teleflex Inc	15,536	1,925,066
TransMedics Group Inc (b)	12,008	1,210,286
UFP Technologies Inc (b)(c)	2,703	517,976
Varex Imaging Corp (b)	14,644	170,603
		57,186,628
Health Care Providers & Services - 2.3%
Acadia Healthcare Co Inc (b)	32,333	837,263
Accendra Health Inc (b)	26,262	97,432
AdaptHealth Corp (b)	37,674	493,906
Addus HomeCare Corp (b)	6,396	619,708
agilon health Inc (b)	4,442	124,154
Alignment Healthcare Inc (b)	56,434	1,272,022
AMN Healthcare Services Inc (b)	13,536	277,082
Ardent Health Inc (b)	8,555	83,497
Astrana Health Inc (b)	15,165	517,733
Aveanna Healthcare Holdings Inc (b)	25,397	166,096
BrightSpring Health Services Inc (b)	46,615	2,236,122
Brookdale Senior Living Inc (b)	83,546	1,199,721
Castle Biosciences Inc (b)	10,292	252,051
Chemed Corp	4,984	2,118,100
Clover Health Investments Corp Class A (b)(c)	140,698	386,920
Community Health Systems Inc (b)	39,094	111,027
Concentra Group Holdings Parent Inc	41,711	937,246
CorVel Corp (b)	10,995	631,773
Cross Country Healthcare Inc (b)	10,508	106,341
DaVita Inc (b)	11,716	1,817,620
Encompass Health Corp	35,392	3,539,200
Enhabit Inc (b)	17,685	242,992
Ensign Group Inc/The	20,284	3,786,820
Fulgent Genetics Inc (b)	7,270	110,431
GeneDx Holdings Corp Class A (b)	7,497	471,486
Guardant Health Inc (b)	45,322	3,946,640
Guardian Pharmacy Services Inc Class A (b)	8,781	325,775
HealthEquity Inc (b)	30,053	2,465,248
Henry Schein Inc (b)	35,205	2,625,941
Hims & Hers Health Inc Class A (b)(c)	73,277	1,990,936
Hinge Health Inc Class A (b)	5,200	231,920
Infusystem Holdings Inc (b)	7,027	71,183
LifeStance Health Group Inc (b)	68,757	520,490
Molina Healthcare Inc (b)	18,125	3,527,488
National HealthCare Corp	4,357	755,025
NeoGenomics Inc (b)	45,459	420,950
NRC Health Class A	4,951	81,492
Nutex Health Inc (b)(c)	1,799	214,441
Oncology Institute Inc/The (b)(c)	23,660	91,328
OPKO Health Inc (b)	152,020	171,023
Option Care Health Inc (b)	55,788	1,134,170
PACS Group Inc (b)	15,416	517,207
Pediatrix Medical Group Inc (b)	29,529	664,698
Pennant Group Inc/The (b)	12,181	381,509
Privia Health Group Inc (b)	40,662	1,010,451
Progyny Inc (b)	28,137	522,785
RadNet Inc (b)	24,526	1,386,945
Select Medical Holdings Corp	38,509	631,933
Sonida Senior Living Inc (b)	2,538	96,342
Strata Critical Medical Inc (b)	7,428	37,288
Surgery Partners Inc (b)(c)	26,652	373,928
Talkspace Inc Class A (b)	49,433	256,557
Tenet Healthcare Corp (b)	30,914	5,475,488
Universal Health Services Inc Class B	19,428	3,269,150
US Physical Therapy Inc	5,366	382,167
Viemed Healthcare Inc (b)	11,545	114,988
		56,132,229
Health Care Technology - 0.2%
Certara Inc (b)	42,368	259,716
Claritev Corp Class A (b)	2,859	69,559
Doximity Inc Class A (b)	46,964	1,147,801
Evolent Health Inc Class A (b)	39,932	149,745
GoodRx Holdings Inc Class A (b)(c)	33,223	78,406
Health Catalyst Inc (b)(c)	25,120	31,400
HealthStream Inc	8,202	170,274
HeartFlow Inc (b)	6,321	188,113
LifeMD Inc (b)(c)	15,580	72,914
OptimizeRx Corp (b)	6,039	37,623
Phreesia Inc (b)	20,157	185,646
Schrodinger Inc/United States (b)(c)	19,845	237,346
Simulations Plus Inc (b)(c)	5,925	83,957
Teladoc Health Inc (b)(c)	62,171	376,756
TruBridge Inc (b)(c)	3,534	90,824
Waystar Holding Corp (b)	40,269	860,750
		4,040,830
Life Sciences Tools & Services - 1.1%
10X Genomics Inc Class A (b)	41,538	915,913
Adaptive Biotechnologies Corp (b)	41,817	589,620
Avantor Inc (b)	240,120	1,944,972
Azenta Inc (b)	14,317	351,769
Bio-Rad Laboratories Inc Class A (b)(c)	6,382	1,787,726
Bio-Techne Corp	55,000	3,042,600
BioLife Solutions Inc (b)	13,729	289,407
Bruker Corp	39,097	1,435,251
Charles River Laboratories International Inc (b)	17,320	2,891,920
Codexis Inc (b)	28,386	80,049
CryoPort Inc (b)	17,735	181,961
Cytek Biosciences Inc (b)	39,013	177,899
Fortrea Holdings Inc (b)	32,502	373,773
Ginkgo Bioworks Holdings Inc Class A (b)(c)	14,800	125,208
Lifecore Biomedical Inc (b)	12,469	63,218
Maravai LifeSciences Holdings Inc Class A (b)	42,578	156,687
MaxCyte Inc (b)	38,295	33,699
Medpace Holdings Inc (b)	7,891	3,303,646
Mesa Laboratories Inc	1,962	196,200
Pacific Biosciences of California Inc (b)	107,652	171,167
Personalis Inc (b)(c)	18,233	100,646
Quanterix Corp (b)	16,305	51,034
Quantum-Si Inc Class A (b)(c)	66,427	65,138
Repligen Corp (b)	18,607	2,201,394
Revvity Inc	39,858	3,452,500
Sotera Health Co (b)	82,060	1,276,854
Standard BioTools Inc (b)	103,775	96,376
Tempus AI Inc Class A (b)(c)	35,827	1,987,682
		27,344,309
Pharmaceuticals - 1.6%
Aclaris Therapeutics Inc (b)	34,903	151,479
Alumis Inc (b)	28,377	700,628
Amneal Intermediate Inc Class A (b)	59,407	764,568
Amphastar Pharmaceuticals Inc (b)	12,480	274,061
Amylyx Pharmaceuticals Inc (b)	29,274	468,384
ANI Pharmaceuticals Inc (b)	6,305	500,932
Aquestive Therapeutics Inc (b)(c)	31,829	130,499
Arvinas Inc (b)	22,682	224,552
Atea Pharmaceuticals Inc (b)	24,607	135,585
Axsome Therapeutics Inc (b)	14,874	3,090,074
BioAge Labs Inc (b)	10,437	175,863
Collegium Pharmaceutical Inc (b)	11,102	374,470
Contineum Therapeutics Inc Class A (b)	8,450	108,329
Corcept Therapeutics Inc (b)	32,923	1,531,578
CorMedix Inc (b)(c)	26,256	199,283
Crinetics Pharmaceuticals Inc (b)	36,117	1,400,617
Definium Therapeutics Inc (b)	34,507	755,013
Edgewise Therapeutics Inc (b)	25,974	804,155
Elanco Animal Health Inc (b)	174,911	3,912,759
Enliven Therapeutics Inc (b)	15,588	642,693
Esperion Therapeutics Inc (b)	84,554	169,108
Eton Pharmaceuticals Inc (b)	8,011	193,225
Evolus Inc (b)	23,654	127,495
EyePoint Inc (b)	27,324	360,677
Filana Therapeutics Inc (b)	17,014	24,670
Fulcrum Therapeutics Inc (b)	17,077	121,759
Harmony Biosciences Holdings Inc (b)	13,999	437,609
Harrow Inc (b)(c)	11,553	468,243
Indivior Pharmaceuticals Inc	43,884	1,614,054
Innoviva Inc (b)	24,907	572,612
Jazz Pharmaceuticals PLC (b)	21,384	4,341,380
LB Pharmaceuticals Inc	8,460	268,267
LENZ Therapeutics Inc (b)(c)	7,813	70,161
Lexicon Pharmaceuticals Inc (b)	75,689	121,859
Ligand Pharmaceuticals Inc (b)	6,925	1,588,941
Liquidia Corp (b)	24,207	949,156
Maze Therapeutics Inc (b)	7,338	195,044
MBX Biosciences Inc (b)	8,908	269,200
Nektar Therapeutics (b)	9,853	837,899
Neumora Therapeutics Inc (b)	31,178	77,010
Nuvation Bio Inc Class A (b)	83,848	373,124
Ocular Therapeutix Inc (b)	61,042	571,964
Omeros Corp (b)	24,903	363,584
Organon & Co	91,528	1,212,746
Pacira BioSciences Inc (b)	14,607	372,332
Perrigo Co PLC	48,635	575,838
Phathom Pharmaceuticals Inc (b)	17,268	193,402
Phibro Animal Health Corp Class A	7,340	390,341
Prestige Consumer Healthcare Inc (b)	16,579	933,729
Rapport Therapeutics Inc (b)	10,089	334,249
Septerna Inc (b)	8,038	190,983
SIGA Technologies Inc	15,332	70,527
Supernus Pharmaceuticals Inc (b)	20,264	972,672
Tarsus Pharmaceuticals Inc (b)	13,789	877,118
Terns Pharmaceuticals Inc (b)	30,215	1,599,280
Theravance Biopharma Inc (b)	13,073	218,842
Third Harmonic Bio Inc (b)(d)	6,611	0
Trevi Therapeutics Inc (b)	36,402	500,892
WaVe Life Sciences Ltd (b)	50,817	358,768
Xeris Biopharma Holdings Inc (b)	58,411	357,768
Xeris Biopharma Holdings Inc rights (b)(d)	12,393	0
Zevra Therapeutics Inc (b)	19,792	201,285
		39,823,335
TOTAL HEALTH CARE		319,402,759
Industrials - 19.1%
Aerospace & Defense - 1.7%
AAR Corp (b)	13,725	1,514,828
AeroVironment Inc (b)(c)	11,195	2,183,249
AerSale Corp (b)	11,276	75,775
AIRO Group Holdings Inc (b)	3,757	28,702
Archer Aviation Inc Class A (b)(c)	216,655	1,243,600
Astronics Corp (b)	11,169	797,467
BWX Technologies Inc	32,171	6,961,483
Byrna Technologies Inc (b)	6,136	35,895
Cadre Holdings Inc	10,205	302,578
Ducommun Inc (b)	4,813	683,109
Eve Holding Inc Class A (b)	34,976	100,731
Hexcel Corp	26,694	2,505,766
Huntington Ingalls Industries Inc	13,817	5,033,395
Innovative Solutions And Support Inc (b)	4,333	95,326
Intuitive Machines Inc Class A (b)(c)	39,591	1,003,632
Karman Holdings Inc (b)	26,950	1,832,061
Kratos Defense & Security Solutions Inc (b)	64,965	4,096,043
Leonardo DRS Inc	27,223	1,106,070
Loar Holdings Inc (b)(c)	12,463	699,424
Mercury Systems Inc (b)	18,636	1,470,567
Moog Inc Class A	10,002	3,013,703
National Presto Industries Inc	1,862	260,382
Park Aerospace Corp	6,321	214,029
Red Cat Holdings Inc (b)(c)	36,758	430,804
Redwire Corp Class A (b)(c)	27,340	251,255
StandardAero Inc (b)	66,571	1,654,955
V2X Inc (b)	7,192	487,690
Virgin Galactic Holdings Inc Class A (b)(c)	25,018	59,542
Voyager Technologies Inc Class A (c)	4,587	121,143
VSE Corp	10,114	1,736,372
		39,999,576
Air Freight & Logistics - 0.1%
Forward Air Corp Class A (b)	7,764	163,509
GXO Logistics Inc (b)	40,247	2,299,311
Hub Group Inc Class A	21,391	937,568
		3,400,388
Building Products - 1.9%
A O Smith Corp	39,603	2,449,050
AAON Inc	23,820	2,222,644
Advanced Drainage Systems Inc	25,217	3,763,637
Allegion plc	30,227	4,155,608
American Woodmark Corp (b)	5,146	224,777
Apogee Enterprises Inc	7,642	278,169
Armstrong World Industries Inc	15,146	2,580,727
AZZ Inc	10,482	1,499,345
Builders FirstSource Inc (b)	38,909	3,077,313
CSW Industrials Inc	5,787	1,685,174
Fortune Brands Innovations Inc	42,213	1,711,315
Gibraltar Industries Inc (b)	10,385	405,327
Griffon Corp	13,739	1,252,585
Hayward Holdings Inc (b)	70,178	1,053,372
Insteel Industries Inc	6,882	180,170
Janus International Group Inc (b)	48,899	254,275
JELD-WEN Holding Inc (b)	30,408	41,658
Masterbrand Inc (b)	44,487	399,493
Modine Manufacturing Co (b)	18,552	4,723,896
Owens Corning	28,920	3,566,993
Quanex Building Products Corp	16,137	321,772
Resideo Technologies Inc (b)	48,340	1,999,826
Simpson Manufacturing Co Inc	14,588	2,782,369
Tecnoglass Inc	9,150	394,182
Trex Co Inc (b)	37,691	1,477,487
UFP Industries Inc	20,534	1,837,588
Zurn Elkay Water Solutions Corp	52,134	2,708,883
		47,047,635
Commercial Services & Supplies - 1.3%
ABM Industries Inc	20,599	840,439
ACCO Brands Corp	34,667	111,281
ACV Auctions Inc Class A (b)	60,616	314,597
Brady Corp Class A	15,347	1,255,692
BrightView Holdings Inc (b)	24,472	291,217
Brink's Co/The	14,558	1,554,067
Casella Waste Systems Inc Class A (b)	21,935	1,738,349
Clean Harbors Inc (b)	17,648	5,518,177
CoreCivic Inc (b)	35,101	718,166
Deluxe Corp	15,847	493,634
Ennis Inc	8,930	186,458
Enviri Corp (b)	28,069	552,679
GEO Group Inc/The (b)	48,137	891,016
Healthcare Services Group Inc (b)	24,732	529,512
HNI Corp	24,376	890,699
Interface Inc	20,440	569,867
Liquidity Services Inc (b)	8,308	296,180
MillerKnoll Inc	24,131	388,026
Montrose Environmental Group Inc (b)	11,578	243,717
MSA Safety Inc	12,822	2,133,453
OPENLANE Inc (b)	37,406	1,176,045
Perma-Fix Environmental Services Inc (b)(c)	5,799	73,414
Pitney Bowes Inc	52,206	807,105
Quad/Graphics Inc Class A	10,386	77,272
Rollins Inc	103,216	5,752,228
Tetra Tech Inc	91,791	2,966,685
UniFirst Corp/MA	5,100	1,303,101
Vestis Corp (b)	39,432	383,279
		32,056,355
Construction & Engineering - 2.3%
AECOM	45,474	3,824,363
Ameresco Inc Class A (b)	10,750	318,093
API Group Corp (b)	134,901	6,167,674
Arcosa Inc	17,246	2,181,102
Argan Inc	4,883	3,271,512
Bowman Consulting Group Ltd (b)	5,162	162,913
Centuri Holdings Inc (b)	29,492	1,108,899
Construction Partners Inc Class A (b)	16,839	2,082,311
Dycom Industries Inc (b)	10,541	4,365,028
Everus Construction Group Inc (b)	17,972	2,649,612
Fluor Corp (b)	56,705	3,025,212
Granite Construction Inc	15,267	2,092,648
IES Holdings Inc (b)	3,083	1,985,699
Legence Corp Class A	12,076	1,050,129
Limbach Holdings Inc (b)	3,893	388,405
Matrix Service Co (b)	9,620	130,061
MYR Group Inc (b)	5,458	2,209,453
NWPX Infrastructure Inc (b)	3,376	331,996
Orion Group Holdings Inc (b)	13,695	186,526
Primoris Services Corp	19,019	3,445,292
Sterling Infrastructure Inc (b)	10,814	5,575,915
Terrestrial Energy Inc Class A (b)(c)	18,475	134,128
Tutor Perini Corp	15,561	1,445,928
Valmont Industries Inc	6,928	3,519,701
WillScot Holdings Corp	64,094	1,451,088
		53,103,688
Electrical Equipment - 2.0%
Acuity Inc	10,711	3,103,726
Allient Inc	5,246	399,640
American Superconductor Corp (b)	16,728	895,617
Amprius Technologies Inc (b)	45,932	967,328
Array Technologies Inc (b)(c)	53,526	414,291
Atkore Inc	11,882	928,578
Babcock & Wilcox Enterprises Inc (b)	30,386	475,845
Blink Charging Co (b)(c)	51,312	37,196
ChargePoint Holdings Inc Class A (b)(c)	7,893	50,594
Energy Vault Holdings Inc Class A (b)(c)	39,682	182,934
EnerSys	12,970	2,765,982
Enovix Corp Class B (b)(c)	67,991	453,500
Eos Energy Enterprises Inc (b)(c)	114,059	764,195
Fluence Energy Inc Class A (b)(c)	22,896	278,873
FuelCell Energy Inc (b)	16,853	219,089
Generac Holdings Inc (b)	20,646	5,352,063
GrafTech International Ltd (b)	6,248	53,108
Hyliion Holdings Corp Class A (b)	46,350	88,529
KULR Technology Group Inc (b)(c)	14,764	38,091
LSI Industries Inc	11,019	267,872
NANO Nuclear Energy Inc (b)(c)	13,195	308,499
NeoVolta Inc (b)(c)	11,140	28,630
Nextpower Inc Class A (b)	52,240	6,223,351
NuScale Power Corp Class A (b)(c)	53,482	666,386
nVent Electric PLC	56,767	8,112,005
Plug Power Inc (b)(c)	488,677	1,529,559
Powell Industries Inc	10,003	2,773,532
Power Solutions International Inc (b)(c)	2,325	170,353
Preformed Line Products Co	915	304,009
Regal Rexnord Corp	23,359	5,022,886
Sensata Technologies Holding PLC	51,214	2,132,551
SES AI Corp Class A (b)	89,384	93,853
Shoals Technologies Group Inc (b)	58,667	465,816
Sunrun Inc (b)	81,667	1,039,621
Thermon Group Holdings Inc (b)	11,505	695,937
Vicor Corp (b)	7,998	2,153,621
		49,457,660
Ground Transportation - 1.0%
ArcBest Corp	7,888	1,006,272
Avis Budget Group Inc (b)(c)	5,943	1,073,722
Covenant Logistics Group Inc Class A	5,165	180,051
Ftai Infrastructure Inc	40,915	251,423
Heartland Express Inc	16,152	216,114
Hertz Global Holdings Inc (b)(c)	43,868	279,000
Knight-Swift Transportation Holdings Inc	57,095	3,705,466
Landstar System Inc	11,966	2,202,582
Lyft Inc Class A (b)	140,027	1,981,382
Marten Transport Ltd	20,561	310,060
Proficient Auto Logistics Inc (b)	8,828	64,885
RXO Inc (b)	57,850	1,155,265
Ryder System Inc	13,862	3,517,760
Saia Inc (b)	9,373	4,206,790
Schneider National Inc Class B	17,523	544,790
U-Haul Holding Co (b)(c)	4,216	216,534
U-Haul Holding Co Class N	34,087	1,625,609
Werner Enterprises Inc	21,062	776,556
		23,314,261
Machinery - 5.2%
3D Systems Corp (b)(c)	50,901	125,216
AGCO Corp	21,158	2,560,541
AirJoule Technologies Corp Class A (b)	11,351	34,961
Alamo Group Inc	3,793	657,858
Albany International Corp Class A	10,150	589,106
Alliance Laundry Holdings Inc	13,026	330,470
Allison Transmission Holdings Inc	29,267	3,932,021
Astec Industries Inc	8,092	526,142
Atmus Filtration Technologies Inc	28,642	1,815,903
Blue Bird Corp (b)	11,081	710,403
CECO Environmental Corp (b)	10,598	785,736
Chart Industries Inc (b)	15,738	3,271,930
CNH Industrial NV Class A	311,454	3,335,672
Columbus McKinnon Corp/NY	10,341	159,768
Crane Co	17,227	3,061,755
Donaldson Co Inc	40,607	3,580,319
Douglas Dynamics Inc	8,145	375,729
Energy Recovery Inc (b)	18,758	207,651
Enerpac Tool Group Corp Class A	18,624	653,702
Enpro Inc	7,402	2,158,053
Esab Corp	20,052	1,970,510
ESCO Technologies Inc	9,115	2,952,804
Federal Signal Corp	21,402	2,635,228
Flowserve Corp	44,680	3,290,235
Franklin Electric Co Inc	13,540	1,356,573
FreightCar America Inc (b)	5,018	41,348
Gates Industrial Corp PLC (b)	89,170	2,283,644
Gorman-Rupp Co/The	7,335	555,553
Graco Inc	58,316	4,681,025
Graham Corp (b)	3,643	346,814
Greenbrier Cos Inc/The	10,826	531,773
Helios Technologies Inc	11,612	794,261
Hillman Solutions Corp (b)	69,229	564,909
Hyster-Yale Inc Class A	3,988	157,406
ITT Inc	30,248	6,483,357
JBT Marel Corp	18,280	2,158,868
Kadant Inc	4,156	1,218,248
Kennametal Inc	26,927	1,042,344
Lincoln Electric Holdings Inc	19,363	5,131,195
Lindsay Corp	3,727	417,312
Manitowoc Co Inc/The (b)	12,623	171,547
Mayville Engineering Co Inc (b)	5,182	118,201
Microvast Holdings Inc (b)	69,833	134,778
Middleby Corp/The (b)	16,309	2,289,131
Miller Industries Inc/TN	3,943	189,225
Mueller Industries Inc	39,067	5,290,844
Mueller Water Products Inc Class A1	54,973	1,533,197
Nordson Corp	18,607	5,367,189
Oshkosh Corp	22,264	3,479,863
Palladyne AI Corp Class A (b)(c)	11,573	70,480
Pentair PLC	57,532	4,643,408
Perma-Pipe International Holdings Inc (b)	2,821	92,331
Proto Labs Inc (b)	8,354	541,423
RBC Bearings Inc (b)	11,115	6,658,886
Richtech Robotics Inc Class B (b)(c)	54,995	135,288
SPX Technologies Inc (b)	17,537	3,839,025
Standex International Corp	4,274	1,166,802
Stanley Black & Decker Inc	54,558	4,264,253
Symbotic Inc Class A (b)(c)	20,779	1,228,039
Taylor Devices Inc (b)	1,099	60,995
Tennant CO	6,378	529,629
Terex Corp	40,029	2,489,804
Timken Co/The	22,314	2,474,399
Titan International Inc (b)	17,233	131,315
Toro Co/The	34,288	3,263,189
Trinity Industries Inc	28,318	923,450
Velo3D Inc Class A (b)(c)	4,274	59,857
Wabash National Corp	14,478	125,814
Watts Water Technologies Inc Class A	9,653	2,897,444
Worthington Enterprises Inc	11,073	600,932
		122,257,081
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	13,517	327,652
Kirby Corp (b)	19,049	2,867,637
Matson Inc	10,960	1,911,753
Pangaea Logistics Solutions Ltd	11,878	90,985
		5,198,027
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	40,307	1,576,407
Allegiant Travel Co (b)	4,723	357,248
American Airlines Group Inc (b)	232,080	2,717,657
Frontier Group Holdings Inc (b)(c)	20,879	75,790
JetBlue Airways Corp (b)	103,604	482,277
Joby Aviation Inc Class A (b)(c)	84,169	773,513
SkyWest Inc (b)	14,143	1,161,423
Sun Country Airlines Holdings Inc (b)	19,039	300,816
		7,445,131
Professional Services - 1.8%
Alight Inc Class A	164,458	136,073
Amentum Holdings Inc (b)	54,103	1,419,122
Barrett Business Services Inc	9,079	286,261
BlackSky Technology Inc Class A (b)(c)	10,757	381,658
Booz Allen Hamilton Holding Corp Class A	42,452	3,301,492
CACI International Inc (b)	7,767	4,035,267
Cbiz Inc (b)	17,214	525,027
Clarivate PLC (b)(c)	155,653	446,724
Concentrix Corp (c)	15,483	368,805
Conduent Inc (b)	55,911	95,608
CRA International Inc	2,298	361,866
CSG Systems International Inc	9,436	758,749
ExlService Holdings Inc (b)	55,125	1,757,385
Exponent Inc	17,608	1,177,799
First Advantage Corp (b)	28,095	358,492
Franklin Covey Co (b)(c)	3,394	71,953
FTI Consulting Inc (b)	10,639	1,907,573
Genpact Ltd	55,729	1,936,583
Huron Consulting Group Inc (b)	5,584	729,633
ICF International Inc	6,489	465,002
Innodata Inc (b)(c)	11,168	471,625
Insperity Inc	12,710	452,095
KBR Inc	44,582	1,671,379
Kelly Services Inc Class A	11,349	110,766
Kforce Inc	5,936	268,367
Korn Ferry	18,391	1,221,898
Legalzoom.com Inc (b)	40,752	262,850
ManpowerGroup Inc	16,331	494,339
Maximus Inc	19,180	1,258,592
Mistras Group Inc (b)	6,527	123,230
Parsons Corp (b)	18,629	939,088
Paycom Software Inc	17,193	2,179,385
Paylocity Holding Corp (b)	15,312	1,615,263
Planet Labs PBC Class A (b)	98,331	3,635,297
Resolute Holdings Management Inc (b)	1,289	175,420
Resources Connection Inc	11,001	46,643
Robert Half Inc (c)	35,242	937,790
Science Applications International Corp	15,865	1,535,256
Spire Global Inc Class A (b)(c)	10,609	189,158
TIC Solutions Inc (b)	63,728	582,474
TriNet Group Inc	10,339	473,319
TrueBlue Inc (b)	9,994	54,867
UL Solutions Inc Class A	27,190	2,460,423
Upwork Inc (b)	45,766	473,678
Verra Mobility Corp Class A (b)	56,129	832,393
Willdan Group Inc (b)	4,938	375,288
		43,361,955
Trading Companies & Distributors - 1.3%
Alta Equipment Group Inc Class A	7,427	57,559
Applied Industrial Technologies Inc	13,115	4,009,912
BlueLinx Holdings Inc (b)	2,806	148,606
Boise Cascade Co	12,997	1,030,272
Core & Main Inc Class A (b)	66,416	3,345,374
Custom Truck One Source Inc Class A (b)	21,798	214,710
DNOW Inc (b)	64,956	876,256
DXP Enterprises Inc/TX (b)	4,441	758,301
GATX Corp	12,530	2,454,878
Global Industrial Co	5,045	167,040
Herc Holdings Inc	10,780	1,368,198
Hudson Technologies Inc (b)	12,662	79,264
Karat Packaging Inc	3,113	89,312
McGrath RentCorp	8,694	961,122
MSC Industrial Direct Co Inc Class A	16,123	1,648,899
NPK International Inc (b)	29,566	483,404
QXO Inc (b)(c)	178,907	3,590,663
Rush Enterprises Inc Class A	21,429	1,586,389
Rush Enterprises Inc Class B	2,778	202,405
SiteOne Landscape Supply Inc (b)	15,586	1,964,615
Titan Machinery Inc (b)	6,952	145,366
Transcat Inc (b)	3,283	249,836
Wesco International Inc	17,117	5,975,888
Willis Lease Finance Corp	1,075	208,711
Xometry Inc Class A (b)	15,327	785,815
		32,402,795
TOTAL INDUSTRIALS		459,044,552
Information Technology - 13.9%
Communications Equipment - 0.8%
ADTRAN Holdings Inc (b)	25,758	455,659
Applied Optoelectronics Inc (b)	22,579	3,711,084
Aviat Networks Inc (b)	4,193	96,145
BK Technologies Corp (b)	1,302	125,461
Calix Inc (b)	21,220	924,343
Clearfield Inc (b)	4,042	116,773
Digi International Inc (b)	13,252	742,642
Extreme Networks Inc (b)	47,175	1,042,096
Harmonic Inc (b)	39,355	449,828
Lantronix Inc (b)	11,813	79,265
Netgear Inc (b)	9,987	252,371
NetScout Systems Inc (b)	24,146	813,720
Ondas Inc (b)(c)	157,848	1,584,794
Ribbon Communications Inc (b)	33,612	88,736
Viasat Inc (b)	47,805	3,150,828
Viavi Solutions Inc (b)	81,428	4,266,827
Vistance Networks Inc	77,747	994,773
		18,895,345
Electronic Equipment, Instruments & Components - 2.8%
908 Devices Inc (b)	9,793	66,886
Advanced Energy Industries Inc	13,286	5,100,629
Aeva Technologies Inc (b)(c)	9,679	154,767
Arlo Technologies Inc (b)	37,128	521,648
Arrow Electronics Inc (b)	17,978	3,376,808
Avnet Inc	28,855	2,380,826
Badger Meter Inc	10,352	1,251,660
Bel Fuse Inc Class A	428	104,197
Bel Fuse Inc Class B	3,825	1,055,088
Belden Inc	13,809	1,553,236
Benchmark Electronics Inc	12,529	1,028,004
Climb Global Solutions Inc	5,625	93,825
Cognex Corp	58,329	3,237,843
Crane NXT Co	17,274	771,802
CTS Corp	10,211	583,048
Daktronics Inc (b)	14,562	286,289
ePlus Inc	9,175	777,031
Evolv Technologies Holdings Inc Class A (b)	49,214	354,341
Frequency Electronics Inc (b)	2,382	119,481
Insight Enterprises Inc (b)	10,857	791,475
IPG Photonics Corp (b)	8,931	1,062,075
Itron Inc (b)	16,082	1,347,672
Kimball Electronics Inc (b)	8,647	233,555
Knowles Corp (b)	29,762	928,277
LightPath Technologies Inc Class A (b)	18,357	235,153
Lightwave Logic Inc (b)(c)	51,200	702,464
Littelfuse Inc	8,769	3,544,167
M-Tron Industries Inc (b)	1,094	73,057
Methode Electronics Inc	12,106	97,090
MicroVision Inc (b)(c)	111,293	73,053
Mirion Technologies Inc Class A (b)	85,909	1,696,703
Napco Security Technologies Inc	12,505	584,609
nLight Inc (b)	19,458	1,359,141
Novanta Inc (b)	12,570	1,628,192
OSI Systems Inc (b)	5,439	1,560,558
Ouster Inc Class A (b)	21,011	566,457
PC Connection Inc	4,052	258,274
Plexus Corp (b)	9,409	2,357,707
Powerfleet Inc NJ (b)(c)	42,356	136,386
Ralliant Corp	39,730	1,805,331
Rogers Corp (b)	5,858	795,224
Sanmina Corp (b)	19,221	4,186,718
ScanSource Inc (b)	6,854	281,836
SmartRent Inc Class A (b)	62,529	85,039
TD SYNNEX Corp	26,378	6,018,933
TTM Technologies Inc (b)	36,361	5,753,038
Vishay Intertechnology Inc	43,600	1,263,092
Vishay Precision Group Inc (b)	4,322	261,135
Vontier Corp	49,753	1,785,138
Vuzix Corp (b)	23,393	67,372
Zebra Technologies Corp Class A (b)	17,301	3,914,524
		68,270,854
IT Services - 0.9%
Amdocs Ltd	38,009	2,458,042
Applied Digital Corp (b)(c)	87,546	2,998,451
Backblaze Inc Class A (b)	20,536	87,894
BigBear.ai Holdings Inc (b)(c)	152,915	608,602
Commerce.com Inc (b)	24,824	70,252
DigitalOcean Holdings Inc (b)(c)	27,957	2,695,894
DXC Technology Co (b)	59,899	678,057
EPAM Systems Inc (b)	19,437	2,211,542
Everforth Inc (b)	15,013	316,774
Fastly Inc Class A (b)	49,328	1,245,779
Gartner Inc (b)	24,780	3,679,582
GoDaddy Inc Class A (b)	47,491	4,121,744
Grid Dynamics Holdings Inc (b)	22,775	129,590
Hackett Group Inc/The	7,988	103,125
Information Services Group Inc	12,944	52,811
Kyndryl Holdings Inc (b)	80,438	1,111,653
Rackspace Technology Inc (b)(c)	36,246	52,919
TSS Inc/MD (b)(c)	8,464	129,668
Unisys Corp (b)	24,276	63,360
Whitefiber Inc	3,555	54,427
		22,870,166
Semiconductors & Semiconductor Equipment - 3.7%
ACM Research Inc Class A (b)	18,761	969,756
Aehr Test Systems (b)	10,117	916,196
Aeluma Inc (b)(c)	3,951	92,019
Alpha & Omega Semiconductor Ltd (b)	8,661	376,147
Ambarella Inc (b)	14,378	989,206
Ambiq Micro Inc	2,400	89,952
Amkor Technology Inc	40,047	2,793,278
Astera Labs Inc (b)	46,703	9,094,942
Atomera Inc (b)(c)	11,398	93,236
Axcelis Technologies Inc (b)	10,793	1,501,414
AXT Inc (b)	17,440	1,381,597
Blaize Holdings Inc Class A (b)(c)	20,234	39,658
CEVA Inc (b)	9,419	287,656
Cirrus Logic Inc (b)	17,935	2,924,840
Cohu Inc (b)	16,347	774,030
Diodes Inc (b)	16,135	1,728,865
Enphase Energy Inc (b)	45,956	1,514,710
Everspin Technologies Inc (b)	6,606	120,758
FormFactor Inc (b)	27,278	3,707,899
GlobalFoundries Inc (b)	37,174	2,401,440
GSI Technology Inc (b)(c)	10,328	76,944
Ichor Holdings Ltd (b)	12,139	800,810
Impinj Inc (b)	9,472	1,372,682
Kopin Corp (b)(c)	65,206	290,819
Lattice Semiconductor Corp (b)	48,129	5,885,214
MaxLinear Inc (b)	28,610	2,024,158
MKS Inc	23,629	6,704,729
Navitas Semiconductor Corp Class A (b)(c)	69,621	1,148,747
NVE Corp	1,744	144,386
Onto Innovation Inc (b)	17,472	5,155,288
PDF Solutions Inc (b)	11,235	481,420
Penguin Solutions Inc (b)	16,763	509,763
Photronics Inc (b)	20,853	1,031,806
Power Integrations Inc	19,565	1,422,571
Qorvo Inc (b)	29,642	2,792,869
QuickLogic Corp (b)	5,380	85,919
Rambus Inc (b)	37,874	4,359,676
Rigetti Computing Inc Class A (b)(c)	115,874	2,022,001
Semtech Corp (b)	32,558	3,420,218
Silicon Laboratories Inc (b)	11,583	2,521,619
SiTime Corp (b)	7,774	4,370,154
SkyWater Technology Inc (b)	9,885	315,332
Skyworks Solutions Inc	52,925	3,713,747
SolarEdge Technologies Inc (b)(c)	21,057	902,503
Synaptics Inc (b)	13,644	1,276,942
Ultra Clean Holdings Inc (b)	15,953	1,246,727
Universal Display Corp	15,533	1,352,769
Veeco Instruments Inc (b)	21,247	1,059,163
Wolfspeed Inc (c)	10,031	296,215
		88,582,790
Software - 4.8%
8x8 Inc (b)	49,135	94,339
A10 Networks Inc	25,049	668,307
ACI Worldwide Inc (b)	36,243	1,566,422
Adeia Inc	38,597	1,229,314
Agilysys Inc (b)	8,928	571,928
Alarm.com Holdings Inc (b)	17,458	775,310
Alkami Technology Inc (b)(c)	27,590	435,370
Amplitude Inc Class A (b)	33,489	238,107
Appfolio Inc Class A (b)	8,560	1,430,290
Appian Corp Class A (b)	14,151	294,199
Arteris Inc (b)	11,594	335,762
Asana Inc Class A (b)	32,348	204,439
Atlassian Corp Class A (b)	59,669	4,092,697
Aurora Innovation Inc Class A (b)(c)	438,147	2,576,304
AvePoint Inc Class A (b)	49,445	482,089
Bentley Systems Inc Class B (c)	52,344	1,707,461
BILL Holdings Inc (b)	30,981	1,177,278
Bit Digital Inc (b)(c)	112,527	169,916
BitMine Immersion Technologies Inc	160,010	3,424,214
Blackbaud Inc (b)	12,598	468,268
BlackLine Inc (b)	17,461	545,656
Blend Labs Inc Class A (b)	80,000	116,800
Box Inc Class A (b)	50,394	1,219,535
Braze Inc Class A (b)(c)	34,338	756,466
C3.ai Inc Class A (b)(c)	43,904	387,672
Ccc Intelligent Solutions Holdings Inc Class A (b)	205,683	1,077,779
Cerence Inc (b)	16,231	147,702
Cipher Digital Inc (b)(c)	102,663	1,821,242
Circle Internet Group Inc Class A (b)	19,042	1,730,537
Cleanspark Inc (b)(c)	90,066	1,128,527
Clear Secure Inc Class A	31,158	1,663,526
Clearwater Analytics Holdings Inc Class A (b)	101,393	2,453,711
Commvault Systems Inc (b)	15,446	1,527,300
Consensus Cloud Solutions Inc (b)	6,747	174,612
Core Scientific Inc (b)	109,078	2,181,560
CS Disco Inc (b)	8,939	38,706
Daily Journal Corp (b)(c)	319	168,674
Digimarc Corp (b)(c)	6,451	47,286
Digital Turbine Inc (b)(c)	37,925	133,875
Docusign Inc (b)	70,448	3,239,904
Dolby Laboratories Inc Class A	21,423	1,374,071
Domo Inc Class B (b)	12,429	44,247
Dropbox Inc Class A (b)	61,053	1,482,977
Dynatrace Inc (b)	104,883	3,797,813
eGain Corp (b)	6,188	46,781
Elastic NV (b)	32,567	1,512,086
Five9 Inc (b)	27,463	472,364
Freshworks Inc Class A (b)	72,661	592,914
Gen Digital Inc	193,872	3,739,791
Gitlab Inc Class A (b)	50,118	1,109,613
Guidewire Software Inc (b)	29,908	4,138,968
Hut 8 Corp (United States) (b)	33,838	2,564,244
I3 Verticals Inc Class A (b)(c)	6,765	152,551
Intapp Inc (b)	19,564	439,212
InterDigital Inc	9,039	2,680,606
Klaviyo Inc Class A (b)	51,250	1,029,613
Life360 Inc (b)(c)	27,566	1,187,819
LiveRamp Holdings Inc (b)	22,250	650,368
Manhattan Associates Inc (b)	21,063	2,904,377
MARA Holdings Inc (b)(c)	133,130	1,596,229
Mitek Systems Inc (b)	16,071	224,351
N-able Inc/US (b)	25,739	133,328
nCino Inc (b)	36,719	641,848
NCR Voyix Corp (b)	48,709	335,605
Netskope Inc Class A (b)(c)	29,548	294,298
NextNav Inc Class A (b)(c)	31,125	576,746
Nutanix Inc Class A (b)	95,109	3,889,007
OneSpan Inc	14,073	162,965
Ooma Inc (b)	8,718	142,278
PagerDuty Inc (b)	32,159	213,857
PAR Technology Corp (b)(c)	14,349	192,851
Pegasystems Inc	32,099	1,173,218
Pivotal Software Inc rights (b)(d)	5,101	0
Porch Group Inc (b)	34,893	336,020
Procore Technologies Inc (b)	42,053	2,379,359
Progress Software Corp (b)	14,839	413,266
Q2 Holdings Inc (b)	21,987	1,115,840
Qualys Inc (b)	12,644	1,099,143
Rapid7 Inc (b)	20,576	121,398
Red Violet Inc (b)	4,685	175,360
Rekor Systems Inc (b)	49,121	40,269
RingCentral Inc Class A	26,716	1,074,518
Riot Platforms Inc (b)	113,441	1,955,723
Rubrik Inc Class A (b)	53,442	2,842,046
Samsara Inc Class A (b)	126,023	3,621,901
SentinelOne Inc Class A (b)	117,407	1,662,483
ServiceTitan Inc Class A (b)	20,182	1,200,022
SoundHound AI Inc Class A (b)(c)	136,421	1,085,911
Sprinklr Inc Class A (b)	43,817	215,580
Sprout Social Inc Class A (b)	18,246	109,476
SPS Commerce Inc (b)	13,209	741,289
Telos Corp (b)	19,193	81,954
Tenable Holdings Inc (b)	41,446	865,807
Teradata Corp (b)	32,901	866,941
Terawulf Inc (b)(c)	116,354	2,528,372
UiPath Inc Class A (b)(c)	150,451	1,549,645
Unity Software Inc (b)	121,861	3,219,568
Varonis Systems Inc (b)	41,390	1,088,557
Veritone Inc (b)	28,773	58,985
Vertex Inc Class A (b)	25,862	319,913
Viant Technology Inc Class A (b)	6,041	65,605
Weave Communications Inc (b)	24,026	117,968
Workiva Inc Class A (b)	18,418	984,995
Xperi Inc (b)	16,949	113,389
Yext Inc (b)	29,279	113,017
Zeta Global Holdings Corp Class A (b)(c)	71,253	1,312,480
		115,476,880
Technology Hardware, Storage & Peripherals - 0.9%
Corsair Gaming Inc (b)	17,087	116,021
Diebold Nixdorf Inc (b)	12,367	949,909
Eastman Kodak Co (b)	24,741	329,798
Everpure Inc Class A (b)	110,377	7,886,438
GPGI Inc Class A	63,173	974,759
Immersion Corp	10,425	63,905
IonQ Inc (b)(c)	124,632	5,623,396
One Stop Systems Inc (b)(c)	7,566	71,801
Quantum Computing Inc (b)(c)	66,791	602,455
Super Micro Computer Inc (b)(c)	176,986	4,849,416
Turtle Beach Corp (b)	5,195	59,846
Xerox Holdings Corp (c)	40,865	91,946
Xerox Holdings Corp warrants 2/14/2028 (b)	215	39
		21,619,729
TOTAL INFORMATION TECHNOLOGY		335,715,764
Materials - 3.8%
Chemicals - 1.8%
AdvanSix Inc	9,554	235,602
Alto Ingredients Inc (b)	26,871	148,328
Arq Inc (b)	10,049	22,810
Ashland Inc	16,081	856,474
ASP Isotopes Inc (b)(c)	38,737	203,757
Aspen Aerogels Inc (b)	24,455	90,728
Avient Corp	32,332	1,198,871
Axalta Coating Systems Ltd (b)	75,037	2,134,052
Balchem Corp	11,390	1,840,852
Cabot Corp	18,447	1,419,681
Celanese Corp	38,538	2,611,335
Chemours Co/The	52,780	1,422,421
Eastman Chemical Co	40,230	2,940,411
Ecovyst Inc (b)	39,836	564,874
Element Solutions Inc	80,052	3,409,415
Flotek Industries Inc (b)(c)	4,786	80,883
FMC Corp	44,058	677,612
Hawkins Inc	7,370	1,234,107
HB Fuller Co	19,164	1,159,805
Huntsman Corp	57,569	827,267
Ingevity Corp (b)	12,565	957,327
Innospec Inc	8,738	666,360
Intrepid Potash Inc (b)	3,679	145,578
Koppers Holdings Inc	6,901	281,768
Kronos Worldwide Inc	7,315	54,424
LSB Industries Inc (b)	18,984	282,862
Mativ Holdings Inc	19,498	180,941
Minerals Technologies Inc	10,916	785,297
Mosaic Co/The	111,726	2,599,864
NewMarket Corp	2,744	1,853,901
Olin Corp	40,144	1,143,301
Perimeter Solutions Inc (b)	49,357	1,495,517
PureCycle Technologies Inc (b)(c)	50,039	374,292
Quaker Chemical Corp	4,816	654,446
Rayonier Advanced Materials Inc (b)	23,549	223,480
RPM International Inc	45,045	4,589,635
Scotts Miracle-Gro Co/The	15,768	988,654
Sensient Technologies Corp	14,934	1,697,100
Stepan Co	7,641	382,279
Tronox Holdings PLC	41,836	417,942
Westlake Corp	11,757	1,355,347
		44,209,600
Construction Materials - 0.2%
Eagle Materials Inc	11,054	2,322,556
Knife River Corp (b)	19,894	1,841,190
United States Lime & Minerals Inc	3,703	398,702
		4,562,448
Containers & Packaging - 0.5%
AptarGroup Inc	22,628	2,798,631
Ardagh Metal Packaging SA	52,188	200,923
Crown Holdings Inc	39,389	3,872,333
Graphic Packaging Holding CO	104,132	992,378
Greif Inc Class A	9,219	601,448
Greif Inc Class B	1,146	91,955
Myers Industries Inc	13,201	272,073
O-I Glass Inc (b)	53,533	487,686
Ranpak Holdings Corp Class A (b)	15,225	77,494
Silgan Holdings Inc	30,807	1,249,224
Sonoco Products Co	34,694	1,733,312
TriMas Corp	11,242	416,179
		12,793,636
Metals & Mining - 1.2%
Alcoa Corp	91,119	5,812,481
Alpha Metallurgical Resources Inc (b)	3,782	705,154
American Battery Technology Co (b)(c)	45,641	154,267
Century Aluminum Co (b)	18,685	1,110,636
Cleveland-Cliffs Inc (b)	200,696	2,047,099
Commercial Metals Co	39,047	2,692,681
Compass Minerals International Inc (b)	12,134	324,099
Contango Silver & Gold Inc (b)	9,388	215,455
Dakota Gold Corp (b)	35,204	189,398
Hecla Mining Co	235,849	4,249,999
Idaho Strategic Resources Inc (b)	5,078	214,038
Ivanhoe Electric Inc / US (b)	37,518	481,356
Kaiser Aluminum Corp	5,670	966,338
Materion Corp	7,283	1,338,688
Mesabi Trust	4,737	131,641
Metallus Inc (b)	12,634	243,078
MP Materials Corp (b)(c)	47,405	3,130,626
Ramaco Resources Inc Class A (b)	13,994	207,811
Ryerson Holding Corp	15,576	431,611
SunCoke Energy Inc	30,316	206,755
Tredegar Corp (b)	10,649	102,230
United States Antimony Corp (b)(c)	41,805	502,078
US Gold Corp (b)	5,015	82,346
USA Rare Earth Inc Class A (b)(c)	60,464	1,570,250
Warrior Met Coal Inc	18,456	1,658,272
Worthington Steel Inc	11,455	440,216
		29,208,603
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	5,182	71,045
Louisiana-Pacific Corp	22,255	1,606,589
Magnera Corp (b)	11,677	116,536
Sylvamo Corp	11,644	497,548
		2,291,718
TOTAL MATERIALS		93,066,005
Real Estate - 6.8%
Diversified REITs - 0.2%
AH Realty Trust Inc Class A	29,554	179,984
Alpine Income Property Trust Inc	4,813	90,484
American Assets Trust Inc	17,154	355,774
Broadstone Net Lease Inc Class A	66,877	1,324,165
CTO Realty Growth Inc	11,128	225,342
Essential Properties Realty Trust Inc	73,915	2,323,148
Gladstone Commercial Corp	17,366	218,985
Global Net Lease Inc	70,264	671,724
		5,389,606
Health Care REITs - 1.1%
Alexandria Real Estate Equities Inc	55,007	2,228,334
American Healthcare REIT Inc	62,436	3,170,500
CareTrust REIT Inc	78,718	3,105,425
Chiron Real Estate Inc	4,750	166,583
Community Healthcare Trust Inc	10,037	172,837
Diversified Healthcare Trust	76,473	576,606
Healthcare Realty Trust Inc	122,703	2,294,546
Healthpeak Properties Inc	245,149	3,964,059
LTC Properties Inc	16,919	646,644
Medical Properties Trust Inc (c)	173,843	858,784
National Health Investors Inc	16,911	1,300,625
Omega Healthcare Investors Inc	104,144	4,891,645
Sabra Health Care REIT Inc	88,897	1,836,612
Sila Realty Trust Inc	19,744	600,810
Universal Health Realty Income Trust	4,860	197,802
		26,011,812
Hotel & Resort REITs - 0.5%
Apple Hospitality REIT Inc	78,068	1,051,576
Chatham Lodging Trust	17,813	154,617
DiamondRock Hospitality Co	71,775	732,105
Host Hotels & Resorts Inc	225,234	4,759,195
Park Hotels & Resorts Inc	71,034	814,760
Pebblebrook Hotel Trust	39,742	558,375
RLJ Lodging Trust	53,533	441,112
Ryman Hospitality Properties Inc	22,208	2,333,839
Service Properties Trust	56,706	87,894
Summit Hotel Properties Inc	38,369	190,694
Sunstone Hotel Investors Inc	67,587	663,704
Xenia Hotels & Resorts Inc	33,600	546,672
		12,334,543
Industrial REITs - 0.7%
Americold Realty Trust Inc	100,163	1,224,993
EastGroup Properties Inc	18,752	3,772,903
First Industrial Realty Trust Inc	46,690	2,895,247
Industrial Logistics Properties Trust	20,663	153,526
Lineage Inc	20,168	743,796
LXP Industrial Trust	21,019	1,070,287
One Liberty Properties Inc	6,407	145,503
Rexford Industrial Realty Inc	81,195	2,914,089
STAG Industrial Inc Class A	67,321	2,597,244
Terreno Realty Corp	36,757	2,396,556
		17,914,144
Office REITs - 0.6%
Brandywine Realty Trust	63,514	192,447
BXP Inc	51,952	3,037,114
COPT Defense Properties	39,813	1,244,156
Cousins Properties Inc	59,145	1,514,703
Douglas Emmett Inc	59,613	644,417
Easterly Government Properties Inc	16,027	375,192
Empire State Realty Trust Inc Class A	49,322	274,724
Highwoods Properties Inc	38,937	946,558
Hudson Pacific Properties Inc (b)	19,528	179,853
JBG SMITH Properties	20,921	313,815
Kilroy Realty Corp	38,567	1,282,738
NET Lease Office Properties	5,035	65,757
Peakstone Realty Trust	11,650	244,417
Piedmont Realty Trust Inc Class A1 (b)	43,800	366,168
Postal Realty Trust Inc Class A	8,812	192,807
SL Green Realty Corp	25,011	1,060,717
Vornado Realty Trust	56,449	1,687,261
		13,622,844
Real Estate Management & Development - 0.7%
Compass Inc Class A (b)	218,230	1,652,001
Cushman & Wakefield Ltd	81,223	1,140,371
Douglas Elliman Inc (b)	25,376	51,006
eXp World Holdings Inc	32,901	204,644
Forestar Group Inc (b)	6,867	194,061
FRP Holdings Inc (b)	4,173	87,675
Howard Hughes Holdings Inc (b)	10,730	668,157
Jones Lang LaSalle Inc (b)	16,606	5,282,867
Kennedy-Wilson Holdings Inc	41,988	457,669
Marcus & Millichap Inc	8,493	236,020
Newmark Group Inc Class A	55,918	901,398
Opendoor Technologies Inc Class A (b)(c)	281,265	1,513,207
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,739	5,126
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,739	2,729
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,739	2,601
RE/MAX Holdings Inc Class A (b)	7,278	77,875
RMR Group Inc/The Class A	6,279	111,829
Seaport Entertainment Group Inc (b)	2,349	52,359
St Joe Co/The	14,065	908,177
Tejon Ranch Co (b)	8,979	175,719
Zillow Group Inc Class A (b)	15,421	687,931
Zillow Group Inc Class C (b)	62,838	2,790,007
		17,203,429
Residential REITs - 0.8%
American Homes 4 Rent Class A	114,823	3,655,964
Camden Property Trust	36,430	3,825,879
Centerspace	6,003	409,824
Equity LifeStyle Properties Inc	68,158	4,313,720
Independence Realty Trust Inc	83,313	1,358,835
NexPoint Residential Trust Inc	7,610	219,852
UDR Inc	105,902	3,848,479
UMH Properties Inc	29,081	452,210
Veris Residential Inc	28,311	537,060
		18,621,823
Retail REITs - 1.5%
Acadia Realty Trust	46,343	1,001,936
Agree Realty Corp	42,186	3,252,962
Alexander's Inc	772	194,513
Brixmor Property Group Inc	107,870	3,245,808
CBL & Associates Properties Inc	5,489	247,115
Curbline Properties Corp	34,101	941,188
Federal Realty Investment Trust	27,630	3,064,167
FrontView REIT Inc	8,289	146,715
Getty Realty Corp	19,524	646,635
InvenTrust Properties Corp	27,357	878,707
Kimco Realty Corp	237,370	5,611,428
Kite Realty Group Trust	76,438	1,999,618
Macerich Co/The	90,370	1,963,740
NETSTREIT Corp	34,316	705,880
NNN REIT Inc	67,101	2,938,353
Phillips Edison & Co Inc	44,299	1,779,269
Regency Centers Corp	57,920	4,509,072
Saul Centers Inc	4,444	153,007
SITE Centers Corp	18,843	103,448
Tanger Inc	40,534	1,503,001
Urban Edge Properties	44,369	972,568
Whitestone REIT	15,982	302,699
		36,161,829
Specialized REITs - 0.7%
CubeSmart	80,510	3,259,045
EPR Properties	26,899	1,501,233
Farmland Partners Inc	13,734	147,641
Four Corners Property Trust Inc	38,875	994,034
Gladstone Land Corp	12,672	121,523
Lamar Advertising Co Class A	30,583	4,215,561
Millrose Properties Inc Class A	54,483	1,670,994
National Storage Affiliates Trust	24,881	1,058,935
Outfront Media Inc	51,153	1,578,070
Rayonier Inc	97,828	2,074,932
Safehold Inc	16,507	264,442
Smartstop Self Storage REIT Inc	19,625	617,795
		17,504,205
TOTAL REAL ESTATE		164,764,235
Utilities - 2.7%
Electric Utilities - 0.9%
Genie Energy Ltd Class B	7,564	105,669
Hawaiian Electric Industries Inc (b)	60,442	910,861
IDACORP Inc	19,003	2,807,503
MGE Energy Inc	12,847	1,030,586
OGE Energy Corp	72,321	3,529,265
Oklo Inc Class A (b)(c)	43,430	3,148,675
Otter Tail Corp	14,776	1,318,610
Pinnacle West Capital Corp	42,073	4,363,812
Portland General Electric Co	39,628	2,057,882
TXNM Energy Inc	34,277	2,024,400
		21,297,263
Gas Utilities - 0.7%
Chesapeake Utilities Corp	8,313	1,048,436
MDU Resources Group Inc	71,832	1,618,375
National Fuel Gas Co	33,457	2,823,102
New Jersey Resources Corp	35,440	1,995,626
Northwest Natural Holding Co	14,615	774,594
ONE Gas Inc	21,053	1,878,349
Southwest Gas Holdings Inc	22,619	2,127,317
Spire Inc	20,788	1,895,450
UGI Corp	75,594	2,728,187
		16,889,436
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	250,401	3,618,294
Clearway Energy Inc Class A	15,828	639,926
Clearway Energy Inc Class C	26,236	1,058,885
Hallador Energy Co (b)	13,226	205,400
Ormat Technologies Inc	21,380	2,456,562
Talen Energy Corp (b)	16,075	5,986,652
		13,965,719
Multi-Utilities - 0.2%
Avista Corp	28,857	1,186,023
Black Hills Corp	26,562	1,999,853
Northwestern Energy Group Inc	21,704	1,570,067
Unitil Corp	6,343	332,754
		5,088,697
Water Utilities - 0.3%
American States Water Co	13,614	1,024,998
Artesian Resources Corp Class A	3,428	107,331
Cadiz Inc (b)(c)	19,576	84,764
California Water Service Group	21,040	888,730
Consolidated Water Co Ltd	5,331	170,859
Essential Utilities Inc	99,667	3,807,279
H2O America	13,159	739,404
Middlesex Water Co	6,449	328,125
York Water Co/The	5,057	146,754
		7,298,244
TOTAL UTILITIES		64,539,359
TOTAL UNITED STATES		2,369,417,998
TOTAL COMMON STOCKS (Cost $1,992,619,700)		2,411,968,593

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $342,553)	3.64	343,000	342,556

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	2,604,134	2,604,655
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	102,165,796	102,176,012
TOTAL MONEY MARKET FUNDS (Cost $104,780,667)			104,780,667

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $2,097,742,920)	2,517,091,816
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(98,976,557)
NET ASSETS - 100.0%	2,418,115,259

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	19	6/2026	2,667,410	207,282
CME E-Mini S&P MidCap 400 Index Contracts (United States)	10	6/2026	3,651,200	180,883

TOTAL FUTURES CONTRACTS				388,165
The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $421,151 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $342,556.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,487,918	144,217,090	145,100,227	91,473	(126)	-	2,604,655	2,604,134	0.0%
Fidelity Securities Lending Cash Central Fund	93,662,321	197,200,388	188,685,978	250,301	(719)	-	102,176,012	102,165,796	0.3%
Total	97,150,239	341,417,478	333,786,205	341,774	(845)	-	104,780,667

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	81,316,901	81,316,901	-	-
Consumer Discretionary	272,138,892	272,138,892	-	-
Consumer Staples	74,414,136	74,414,136	-	-
Energy	112,995,158	112,995,158	-	-
Financials	414,707,880	414,707,880	-	-
Health Care	322,309,675	322,299,246	-	10,429
Industrials	460,030,939	460,030,939	-	-
Information Technology	351,153,198	351,153,198	-	-
Materials	93,598,220	93,598,220	-	-
Real Estate	164,764,235	164,764,235	-	-
Utilities	64,539,359	64,539,359	-	-

U.S. Treasury Obligations	342,556	-	342,556	-

Money Market Funds	104,780,667	104,780,667	-	-
Total Investments in Securities:	2,517,091,816	2,516,738,831	342,556	10,429
Derivative Instruments:

Assets
Futures Contracts	388,165	388,165	-	-
Total Assets	388,165	388,165	-	-
Total Derivative Instruments:	388,165	388,165	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	388,165	-
Total Equity Risk	388,165	-
Total Value of Derivatives	388,165	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Extended Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $139,354,248) - See accompanying schedule:
Unaffiliated issuers (cost $1,992,962,253)	$2,412,311,149
Fidelity Central Funds (cost $104,780,667)	104,780,667

Total Investment in Securities (cost $2,097,742,920)		$2,517,091,816
Segregated cash with brokers for derivative instruments		63,852
Cash		1,725,851
Foreign currency held at value (cost $403)		413
Receivable for investments sold		84,909
Receivable for fund shares sold		1,790,002
Dividends receivable		636,816
Distributions receivable from Fidelity Central Funds		73,674
Receivable for variation margin on futures contracts		99,144
Other receivables		20,169
Total assets		2,521,586,646
Liabilities
Payable for fund shares redeemed	$1,294,168
Collateral on securities loaned	102,177,219
Total liabilities		103,471,387
Net Assets		$2,418,115,259
Net Assets consist of:
Paid in capital		$1,770,274,475
Total accumulated earnings (loss)		647,840,784
Net Assets		$2,418,115,259
Net Asset Value, offering price and redemption price per share ($2,418,115,259 ÷ 142,463,114 shares)		$16.97
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$14,291,148
Interest		8,288
Income from Fidelity Central Funds (including $250,301 from security lending)		341,774
Security lending		5,548
Total income		14,646,758
Expenses
Independent trustees' fees and expenses	$3,237
Total expenses before reductions	3,237
Expense reductions	(4,267)
Total expenses after reductions		(1,030)
Net Investment income (loss)		14,647,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	90,678,817
Redemptions in-kind	187,836,883
Fidelity Central Funds	(845)
Futures contracts	910,823
Total net realized gain (loss)		279,425,678
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(746,972)
Assets and liabilities in foreign currencies	14
Futures contracts	320,090
Total change in net unrealized appreciation (depreciation)		(426,868)
Net gain (loss)		278,998,810
Net increase (decrease) in net assets resulting from operations		$293,646,598
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,647,788	$25,553,353
Net realized gain (loss)	279,425,678	4,132,455
Change in net unrealized appreciation (depreciation)	(426,868)	189,112,377
Net increase (decrease) in net assets resulting from operations	293,646,598	218,798,185
Distributions to shareholders	(25,135,648)	(21,542,038)

Share transactions
Proceeds from sales of shares	537,669,182	421,197,261
Reinvestment of distributions	22,302,273	19,136,759
Cost of shares redeemed	(411,470,586)	(372,211,636)

Net increase (decrease) in net assets resulting from share transactions	148,500,869	68,122,384
Total increase (decrease) in net assets	417,011,819	265,378,531

Net Assets
Beginning of period	2,001,103,440	1,735,724,909
End of period	$2,418,115,259	$2,001,103,440

Other Information
Shares
Sold	33,347,251	30,027,738
Issued in reinvestment of distributions	1,449,140	1,341,049
Redeemed	(25,066,809)	(26,917,549)
Net increase (decrease)	9,729,582	4,451,238

Financial Highlights
Fidelity ZERO® Extended Market Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.08	$13.53	$10.27	$10.90	$14.09	$9.48
Income from Investment Operations
Net investment income (loss) A,B	.11	.19	.20	.19	.18	.18
Net realized and unrealized gain (loss)	1.97	1.53	3.24	(.65)	(2.46)	4.68
Total from investment operations	2.08	1.72	3.44	(.46)	(2.28)	4.86
Distributions from net investment income	(.19)	(.17)	(.18)	(.17)	(.16)	(.14)
Distributions from net realized gain	-	-	-	-	(.75)	(.11)
Total distributions	(.19)	(.17)	(.18)	(.17)	(.91)	(.25)
Net asset value, end of period	$16.97	$15.08	$13.53	$10.27	$10.90	$14.09
Total Return C,D	13.91%	12.75%	33.66%	(4.23)%	(16.99)%	51.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.35% H	1.40%	1.56%	1.74%	1.57%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$2,418,115	$2,001,103	$1,735,725	$1,270,619	$1,265,762	$1,395,074
Portfolio turnover rate I	24 % H,J	13% J	8% J	7% J	16% J	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity ZERO® International Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	19,298	1,434,226
AUSTRALIA - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	1,091,616	4,192,377
Interactive Media & Services - 0.1%
CAR Group Ltd	105,888	1,953,298
REA Group Ltd	14,066	1,741,440
SEEK Ltd	97,622	979,986
		4,674,724
TOTAL COMMUNICATION SERVICES		8,867,101
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Wesfarmers Ltd	314,885	16,727,436
Hotels, Restaurants & Leisure - 0.0%
Aristocrat Leisure Ltd	170,349	5,860,941
Lottery Corp/The	621,210	2,486,771
		8,347,712
Specialty Retail - 0.0%
JB Hi-Fi Ltd	30,735	1,716,454
TOTAL CONSUMER DISCRETIONARY		26,791,602
Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd (f)	219,443	689,720
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	372,559	5,937,844
Endeavour Group Ltd/Australia	412,425	998,481
Metcash Ltd	298,897	588,577
Woolworths Group Ltd	338,874	8,414,407
		15,939,309
TOTAL CONSUMER STAPLES		16,629,029
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	65,045	1,646,978
Santos Ltd	902,544	5,199,912
Whitehaven Coal Ltd	226,029	1,381,180
Woodside Energy Group Ltd	527,486	12,610,950
TOTAL ENERGY		20,839,020
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	835,968	22,204,582
Bank of Queensland Ltd	178,825	868,120
Bendigo & Adelaide Bank Ltd	154,298	1,192,740
Commonwealth Bank of Australia	464,128	58,460,021
National Australia Bank Ltd	850,787	24,611,331
Westpac Banking Corp	948,394	26,532,900
		133,869,694
Capital Markets - 0.2%
ASX Ltd	53,295	2,335,161
HUB24 Ltd	22,734	1,391,127
Macquarie Group Ltd	98,299	16,887,003
Magellan Financial Group Ltd warrants 4/16/2027 (b)	1,938	28
		20,613,319
Financial Services - 0.0%
AMP Ltd	697,589	740,589
Challenger Ltd	149,973	933,458
Washington H Soul Pattinson & Co Ltd	99,924	3,047,079
		4,721,126
Insurance - 0.2%
Insurance Australia Group Ltd	657,563	3,575,894
Medibank Pvt Ltd	767,587	2,610,051
QBE Insurance Group Ltd	417,719	6,766,161
Steadfast Group Ltd	300,073	922,974
Suncorp Group Ltd	301,158	3,747,726
		17,622,806
TOTAL FINANCIALS		176,826,945
Health Care - 0.2%
Biotechnology - 0.1%
CSL Ltd	134,631	12,151,874
Telix Pharmaceuticals Ltd (b)(f)	81,433	895,642
		13,047,516
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	38,880	745,847
Cochlear Ltd	17,775	1,209,433
		1,955,280
Health Care Providers & Services - 0.1%
EBOS Group Ltd	57,191	724,708
Ramsay Health Care Ltd	52,457	1,483,853
Sigma Healthcare Ltd	1,602,147	3,239,051
Sonic Healthcare Ltd	137,813	1,971,916
		7,419,528
Health Care Technology - 0.0%
Pro Medicus Ltd	15,436	1,515,007
TOTAL HEALTH CARE		23,937,331
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	376,755	6,167,083
Cleanaway Waste Management Ltd	627,292	1,006,356
		7,173,439
Construction & Engineering - 0.0%
Worley Ltd	130,248	1,115,733
Ground Transportation - 0.0%
Aurizon Holdings Ltd	482,729	1,458,334
Passenger Airlines - 0.0%
Qantas Airways Ltd	209,036	1,278,129
Professional Services - 0.1%
ALS Ltd	141,487	2,209,297
Computershare Ltd	151,221	3,322,203
		5,531,500
Trading Companies & Distributors - 0.0%
Reece Ltd	61,517	613,284
SGH Ltd	55,794	1,580,241
		2,193,525
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	266,436	923,255
Qube Holdings Ltd	493,686	1,797,571
Transurban Group unit	865,028	8,766,853
		11,487,679
TOTAL INDUSTRIALS		30,238,339
Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)(f)	211,640	2,196,812
Nextdc Ltd rights 4/21/2026 (b)(f)	32,291	35,801
		2,232,613
Software - 0.1%
IREN Ltd (b)(f)	87,601	3,986,722
Technology One Ltd	85,021	1,751,903
WiseTech Global Ltd	58,994	1,858,047
		7,596,672
TOTAL INFORMATION TECHNOLOGY		9,829,285
Materials - 1.5%
Chemicals - 0.0%
Dyno Nobel Ltd	442,172	1,049,938
Orica Ltd	130,396	1,988,867
		3,038,805
Metals & Mining - 1.5%
BHP Group Ltd	1,408,518	55,748,214
BlueScope Steel Ltd	121,696	2,645,546
Capricorn Metals Ltd	123,835	1,026,752
Evolution Mining Ltd	563,946	4,985,930
Fortescue Ltd	461,298	6,648,721
Genesis Minerals Ltd (b)	318,556	1,372,626
Glencore PLC	2,635,370	20,481,669
IGO Ltd (b)	187,282	1,030,480
Lynas Rare Earths Ltd (b)	257,029	3,646,258
Mineral Resources Ltd (b)	48,893	2,301,411
Northern Star Resources Ltd	397,070	6,086,383
OceanaGold Corp	62,661	1,940,238
Perseus Mining Ltd	378,896	1,518,497
PLS Group Ltd (b)(f)	849,173	3,778,323
Ramelius Resources Ltd	537,177	1,333,260
Regis Resources Ltd	205,452	1,053,465
Rio Tinto Ltd	103,137	12,633,211
Rio Tinto PLC	295,568	29,774,509
Sandfire Resources Ltd (b)	129,047	1,559,094
South32 Ltd	1,246,926	3,695,326
Westgold Resources Ltd	256,539	1,018,765
		164,278,678
TOTAL MATERIALS		167,317,483
Real Estate - 0.2%
Diversified REITs - 0.1%
Charter Hall Group unit	132,439	1,950,307
GPT Group/The unit	538,930	1,858,687
Mirvac Group unit	1,084,382	1,339,695
Stockland unit	677,693	1,987,469
		7,136,158
Industrial REITs - 0.1%
Goodman Group unit	567,496	12,295,222
Office REITs - 0.0%
Dexus unit	295,202	1,331,701
Retail REITs - 0.0%
Scentre Group unit	1,452,560	3,903,306
Vicinity Ltd unit	1,078,564	1,961,340
		5,864,646
TOTAL REAL ESTATE		26,627,727
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	478,504	4,184,090
Gas Utilities - 0.0%
Apa Group unit	362,025	2,704,405
Multi-Utilities - 0.0%
AGL Energy Ltd	163,379	1,132,046
TOTAL UTILITIES		8,020,541
TOTAL AUSTRALIA		515,924,403
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	40,209	2,838,556
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	21,457	3,669,165
Erste Group Bank AG	88,891	9,822,110
Raiffeisen Bank International AG	35,765	1,947,667
		15,438,942
Insurance - 0.0%
UNIQA Insurance Group AG	33,595	642,689
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,718	729,954
		1,372,643
TOTAL FINANCIALS		16,811,585
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	1,967	399,382
Machinery - 0.0%
ANDRITZ AG	20,172	1,711,693
TOTAL INDUSTRIALS		2,111,075
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	29,574	855,243
Metals & Mining - 0.0%
voestalpine AG	29,173	1,503,087
Paper & Forest Products - 0.0%
Mondi PLC	120,213	1,240,262
TOTAL MATERIALS		3,598,592
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Europe AG (b)(g)	7,756	0
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	23,268	1,751,840
TOTAL AUSTRIA		27,111,648
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	5,584	1,150,823
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	273,837	20,691,573
Food Products - 0.0%
Lotus Bakeries NV	111	1,336,623
TOTAL CONSUMER STAPLES		22,028,196
Financials - 0.2%
Banks - 0.2%
KBC Group NV	69,439	9,229,545
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	21,339	1,991,039
Sofina SA	4,241	1,085,084
		3,076,123
Insurance - 0.0%
Ageas SA/NV	49,664	3,887,820
TOTAL FINANCIALS		16,193,488
Health Care - 0.1%
Pharmaceuticals - 0.1%
Financiere de Tubize SA	5,200	1,194,353
UCB SA (b)	33,459	9,079,029
TOTAL HEALTH CARE		10,273,382
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	6,045	1,987,939
Electrical Equipment - 0.0%
Cenergy Holdings SA (Greece) (b)	16,733	468,186
TOTAL INDUSTRIALS		2,456,125
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	20,336	665,898
Syensqo SA	19,002	1,256,701
Umicore SA (b)	61,618	1,242,423
TOTAL MATERIALS		3,165,022
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	23,370	1,970,717
Industrial REITs - 0.0%
Warehouses De Pauw CVA	53,852	1,415,756
Warehouses De Pauw CVA rights (b)(e)	53,852	77,740
		1,493,496
TOTAL REAL ESTATE		3,464,213
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	13,940	2,313,400
TOTAL BELGIUM		61,044,649
BRAZIL - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	207,900	1,647,901
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	217,900	1,133,108
TOTAL COMMUNICATION SERVICES		2,781,009
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (b)	469,000	477,354
Lojas Renner SA	272,224	747,657
Ultrapar Participacoes SA	187,900	1,136,097
Vibra Energia SA	250,010	1,681,274
TOTAL CONSUMER DISCRETIONARY		4,042,382
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	1,184,700	3,471,464
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	372,657	1,651,136
Sendas Distribuidora S/A	367,400	656,628
		2,307,764
Food Products - 0.0%
MBRF Global Foods Co SA	199,400	701,874
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	217,688	447,967
TOTAL CONSUMER STAPLES		6,929,069
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	1,020,900	11,283,544
Petroleo Brasileiro SA - Petrobras (PN)	1,236,800	12,258,602
PRIO SA/Brazil (b)	221,500	2,970,600
TOTAL ENERGY		26,512,746
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	391,059	1,320,430
Banco Bradesco SA (PN)	1,488,079	5,805,906
Banco do Brasil SA	799,400	3,585,499
Itau Unibanco Holding SA	1,501,281	13,094,294
Itausa SA	1,624,359	4,566,234
NU Holdings Ltd/Cayman Islands Class A (b)	1,060,834	15,360,877
		43,733,240
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	1,463,800	5,329,842
Banco BTG Pactual SA unit	301,800	3,616,627
XP Inc depository receipt	109,197	2,079,061
		11,025,530
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	48,901	489,988
StoneCo Ltd Class A	68,720	754,546
		1,244,534
Insurance - 0.0%
BB Seguridade Participacoes SA	168,900	1,155,606
Caixa Seguridade Participacoes S/A	160,900	587,803
		1,743,409
TOTAL FINANCIALS		57,746,713
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	280,505	2,173,548
Pharmaceuticals - 0.0%
Hypera SA	115,426	525,172
TOTAL HEALTH CARE		2,698,720
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	193,600	3,012,025
Electrical Equipment - 0.1%
WEG SA	408,600	3,701,643
Ground Transportation - 0.0%
Localiza Rent a Car SA	243,131	2,254,159
Rumo SA	326,000	1,035,579
		3,289,738
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	269,900	872,087
TOTAL INDUSTRIALS		10,875,493
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	137,100	882,104
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	45,428	2,642,902
Containers & Packaging - 0.0%
Klabin SA unit	280,219	989,181
Metals & Mining - 0.4%
Gerdau SA	350,400	1,599,932
Vale SA	994,643	16,306,216
Wheaton Precious Metals Corp	125,968	15,911,650
		33,817,798
Paper & Forest Products - 0.0%
Suzano SA	187,653	1,661,357
TOTAL MATERIALS		39,111,238
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	96,900	599,779
Multiplan Empreendimentos Imobiliarios SA	74,600	477,868
TOTAL REAL ESTATE		1,077,647
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia SA	250,551	3,139,604
Axia Energia SA Series B	57,829	801,721
Axia Energia SA Series C	81,245	983,610
Cia Energetica de Minas Gerais	540,754	1,369,412
Cia Paranaense de Energia - Copel	523,600	1,681,255
Energisa S/A unit	88,590	944,974
Equatorial SA	300,523	2,568,386
Transmissora Alianca de Energia Eletrica S/A unit	57,200	491,164
		11,980,126
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	195,200	1,067,494
Engie Brasil Energia SA	96,370	687,189
		1,754,683
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	658,300	4,407,013
Cia De Sanena Do Parana unit	65,800	538,699
		4,945,712
TOTAL UTILITIES		18,680,521
TOTAL BRAZIL		171,337,642
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	162,675	2,737,697
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	28,007	1,540,104
CANADA - 7.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc	85,752	2,037,821
Quebecor Inc Class B	42,427	1,785,973
TELUS Corp	142,662	1,786,491
		5,610,285
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	107,243	3,904,124
TOTAL COMMUNICATION SERVICES		9,514,409
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	72,781	4,632,030
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	13,873	1,929,362
Dollarama Inc	75,758	9,682,032
		11,611,394
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	96,156	7,759,163
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	27,129	2,863,389
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	51,588	3,201,582
TOTAL CONSUMER DISCRETIONARY		30,067,558
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	206,772	12,232,634
Empire Co Ltd Class A	35,062	1,200,267
George Weston Ltd	43,240	3,120,563
Loblaw Cos Ltd	156,013	7,192,207
Metro Inc/CN	53,921	3,614,714
		27,360,385
Food Products - 0.0%
Saputo Inc	67,804	2,053,063
TOTAL CONSUMER STAPLES		29,413,448
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
ARC Resources Ltd	159,072	3,773,181
Cameco Corp	120,828	14,853,211
Canadian Natural Resources Ltd	577,456	27,564,506
Cenovus Energy Inc	375,583	10,988,087
Enbridge Inc	604,958	33,553,602
Imperial Oil Ltd	41,590	5,571,257
Keyera Corp	64,088	2,476,047
NexGen Energy Ltd (b)	183,742	2,307,681
Pembina Pipeline Corp	161,420	7,513,959
South Bow Corp	58,655	2,007,920
Suncor Energy Inc	330,014	22,613,982
TC Energy Corp	288,631	19,353,268
Tourmaline Oil Corp	102,361	4,958,482
Whitecap Resources Inc	338,085	3,989,769
TOTAL ENERGY		161,524,952
Financials - 3.0%
Banks - 2.1%
Bank of Montreal	195,753	29,807,892
Bank of Nova Scotia/The	341,592	26,575,951
Canadian Imperial Bank of Commerce	257,418	28,723,706
National Bank of Canada	107,667	16,252,101
Royal Bank of Canada	387,337	69,665,626
Toronto Dominion Bank	465,093	50,102,741
		221,128,017
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	104,453	5,018,296
Brookfield Corp Class A	611,211	27,605,400
Onex Corp Subordinate Voting Shares	15,922	1,341,534
TMX Group Ltd	77,442	3,158,455
		37,123,685
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	5,707	9,876,154
Great-West Lifeco Inc	72,472	3,872,358
iA Financial Corp Inc	25,411	3,270,402
Intact Financial Corp	49,263	9,492,471
Manulife Financial Corp	464,836	18,277,242
Power Corp of Canada Subordinate Voting Shares	148,064	8,260,235
Sun Life Financial Inc	153,590	11,066,259
		64,115,121
TOTAL FINANCIALS		322,366,823
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	24,125	5,126,396
CAE Inc (b)	89,592	2,341,455
		7,467,851
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	111,248	2,655,996
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	45,744	3,156,466
Stantec Inc	31,778	2,902,328
WSP Global Inc	37,440	6,229,205
		12,287,999
Ground Transportation - 0.4%
Canadian National Railway Co	151,382	17,003,241
Canadian Pacific Kansas City Ltd	249,042	21,659,972
TFI International Inc	21,520	3,079,197
		41,742,410
Passenger Airlines - 0.0%
Air Canada (b)	81,977	1,125,535
Professional Services - 0.0%
Thomson Reuters Corp	37,073	3,546,410
Trading Companies & Distributors - 0.1%
Finning International Inc	36,380	2,664,322
Toromont Industries Ltd	22,645	3,521,241
		6,185,563
TOTAL INDUSTRIALS		75,011,764
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	31,878	13,087,734
IT Services - 0.5%
CGI Inc Class A	53,057	3,472,815
Shopify Inc Class A (b)	340,089	41,280,873
		44,753,688
Software - 0.1%
Constellation Software Inc/Canada	5,530	10,071,493
Constellation Software Inc/Canada warrants 3/31/2040 (b)(g)	2,626	0
Descartes Systems Group Inc/The (b)	24,103	1,739,121
Open Text Corp	68,911	1,562,019
		13,372,633
TOTAL INFORMATION TECHNOLOGY		71,214,055
Materials - 1.1%
Chemicals - 0.1%
Nutrien Ltd	133,626	10,157,091
Containers & Packaging - 0.0%
CCL Industries Inc Class B	40,302	2,545,077
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA	138,966	26,131,768
Alamos Gold Inc Class A	116,602	4,652,577
B2Gold Corp	373,478	1,688,192
Barrick Mining Corp	464,680	18,257,425
DPM Metals Inc	61,834	2,076,231
Equinox Gold Corp	218,433	3,052,128
First Majestic Silver Corp	128,730	2,537,268
Franco-Nevada Corp	53,492	12,340,945
Hudbay Minerals Inc	110,488	2,555,698
Kinross Gold Corp	332,940	10,086,120
Lundin Gold Inc	27,561	1,852,279
OR Royalties Inc	52,356	1,928,347
Pan American Silver Corp	117,109	6,128,102
Teck Resources Ltd Class B	124,263	7,254,431
		100,541,511
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	15,295	968,358
TOTAL MATERIALS		114,212,037
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	12,075	1,262,303
FirstService Corp Subordinate Voting Shares	11,646	1,560,488
TOTAL REAL ESTATE		2,822,791
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	83,941	4,478,378
Fortis Inc/Canada	140,800	8,051,934
Hydro One Ltd (c)(d)	88,307	3,794,011
		16,324,323
Gas Utilities - 0.0%
AltaGas Ltd	86,569	3,244,545
Brookfield Infrastructure Corp	33,899	1,254,040
		4,498,585
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	37,006	1,343,097
Capital Power Corp	43,789	2,095,076
Northland Power Inc	72,874	1,253,239
		4,691,412
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	190,741	1,196,388
Canadian Utilities Ltd Class A	35,348	1,261,843
		2,458,231
TOTAL UTILITIES		27,972,551
TOTAL CANADA		844,120,388
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	233,790	1,416,027
Specialty Retail - 0.0%
Empresas Copec SA	100,000	700,481
TOTAL CONSUMER DISCRETIONARY		2,116,508
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	99,977	466,035
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	335,824	849,068
TOTAL CONSUMER STAPLES		1,315,103
Financials - 0.1%
Banks - 0.1%
Banco de Chile	13,114,258	2,458,422
Banco de Credito e Inversiones SA	21,475	1,451,062
Banco Itau Chile SA	19,425	397,217
Banco Santander Chile	16,991,083	1,358,630
TOTAL FINANCIALS		5,665,331
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Quinenco SA (b)	76,316	373,179
Passenger Airlines - 0.0%
Latam Airlines Group SA	71,167,321	1,692,558
TOTAL INDUSTRIALS		2,065,737
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	39,756	3,656,337
Metals & Mining - 0.2%
Antofagasta PLC	95,696	4,622,100
Lundin Mining Corp	187,293	4,806,592
		9,428,692
Paper & Forest Products - 0.0%
Empresas Cmpc SA	296,304	367,527
TOTAL MATERIALS		13,452,556
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	178,685	798,295
Parque Arauco SA rights 6/2/2026 (b)	14,965	0
Plaza SA	208,564	1,036,063
TOTAL REAL ESTATE		1,834,358
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	5,130,267	478,926
Enel Chile SA	6,571,062	590,060
		1,068,986
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	1,827,327	272,126
TOTAL UTILITIES		1,341,112
TOTAL CHILE		27,790,705
CHINA - 6.2%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	1,307,000	1,852,169
Entertainment - 0.1%
China Ruyi Holdings Ltd (b)(f)	3,196,000	597,792
Kingsoft Corp Ltd	266,800	788,140
Netease Inc	474,970	11,118,660
Tencent Music Entertainment Group Class A ADR	137,593	1,261,728
		13,766,320
Interactive Media & Services - 1.1%
Baidu Inc A Shares (b)	617,778	9,755,342
Bilibili Inc Z Shares (b)	81,455	1,789,907
Kuaishou Technology B Shares (c)(d)	793,100	4,415,054
Tencent Holdings Ltd	1,692,200	102,771,141
		118,731,444
TOTAL COMMUNICATION SERVICES		134,349,933
Consumer Discretionary - 2.2%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	168,800	1,285,980
Minth Group Ltd	193,800	847,541
		2,133,521
Automobiles - 0.3%
BYD Co Ltd H Shares	1,021,920	13,593,752
Geely Automobile Holdings Ltd	1,533,000	4,559,401
Great Wall Motor Co Ltd H Shares	628,000	949,872
Li Auto Inc A Shares (b)	333,632	2,936,038
NIO Inc A Shares (b)	510,890	3,296,533
XPeng Inc A Shares (b)	408,414	3,264,255
Yadea Group Holdings Ltd (c)(d)	298,478	458,186
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	123,300	752,606
		29,810,643
Broadline Retail - 1.4%
Alibaba Group Holding Ltd	5,298,040	87,317,071
JD.com Inc A Shares	795,476	12,051,560
PDD Holdings Inc Class A ADR (b)	216,637	21,637,704
Prosus NV Class N	369,473	17,887,301
Vipshop Holdings Ltd Class A ADR	69,575	1,001,184
		139,894,820
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	382,140	2,085,148
TAL Education Group Class A ADR (b)	113,463	1,261,708
		3,346,856
Hotels, Restaurants & Leisure - 0.4%
Atour Lifestyle Holdings Ltd ADR	23,386	894,281
Guming Holdings Ltd (b)(f)	193,200	629,467
H World Group Ltd	480,340	2,480,057
Haidilao International Holding Ltd (c)(d)	476,000	877,917
Meituan B Shares (b)(c)(d)	1,535,490	16,520,625
Tongcheng Travel Holdings Ltd (d)	336,800	768,740
Trip.com Group Ltd (b)	168,746	9,112,111
Yum China Holdings Inc (Hong Kong)	98,550	4,822,373
		36,105,571
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	649,000	1,833,071
Midea Group Co Ltd H Shares	122,200	1,412,101
		3,245,172
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	586,400	803,858
Pop Mart International Group Ltd (c)(d)(f)	186,400	3,793,953
		4,597,811
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	327,400	3,429,851
Laopu Gold Co Ltd H Shares (f)	12,900	921,044
Li Ning Co Ltd	643,500	1,675,333
Shenzhou International Group Holdings Ltd	224,400	1,367,813
		7,394,041
TOTAL CONSUMER DISCRETIONARY		226,528,435
Consumer Staples - 0.1%
Beverages - 0.0%
China Resources Beer Holdings Co Ltd	439,500	1,514,387
Nongfu Spring Co Ltd H Shares (c)(d)	504,400	3,050,442
Tsingtao Brewery Co Ltd H Shares	176,000	1,216,796
		5,781,625
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	1,594,000	900,856
JD Health International Inc (b)(c)(d)	286,950	1,695,843
		2,596,699
Food Products - 0.1%
China Feihe Ltd (c)(d)	1,023,000	456,448
China Mengniu Dairy Co Ltd	814,000	1,812,788
Tingyi Cayman Islands Holding Corp	524,000	808,503
Want Want China Holdings Ltd	1,250,000	709,627
Wilmar International Ltd	735,700	2,098,492
		5,885,858
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)	134,000	520,434
Hengan International Group Co Ltd	178,000	610,248
		1,130,682
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(f)	504,000	602,463
TOTAL CONSUMER STAPLES		15,997,327
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	492,000	594,056
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	572,000	1,070,120
China Petroleum & Chemical Corp H Shares	6,608,000	3,903,939
China Shenhua Energy Co Ltd H Shares	938,000	5,826,738
COSCO SHIPPING Energy Transportation Co Ltd H Shares	352,000	824,126
PetroChina Co Ltd H Shares	5,852,000	9,026,794
Yankuang Energy Group Co Ltd H Shares	887,500	1,862,117
		22,513,834
TOTAL ENERGY		23,107,890
Financials - 1.2%
Banks - 0.9%
Agricultural Bank of China Ltd H Shares	8,518,000	6,644,880
Bank of China Ltd H Shares	23,184,000	15,054,759
Bank of Communications Co Ltd H Shares	5,927,000	5,421,343
BOC Hong Kong Holdings Ltd	998,000	5,740,684
China CITIC Bank Corp Ltd H Shares	2,521,000	2,643,772
China Construction Bank Corp H Shares	27,334,000	30,854,618
China Merchants Bank Co Ltd H Shares	915,000	5,538,074
China Minsheng Banking Corp Ltd H Shares	2,005,500	915,216
Industrial & Commercial Bank of China Ltd H Shares	22,136,000	19,943,435
Postal Savings Bank of China Co Ltd H Shares (c)(d)	2,647,000	1,702,080
		94,458,861
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	1,024,000	1,091,883
China International Capital Corp Ltd H Shares (c)(d)	400,800	1,046,366
CITIC Securities Co Ltd H Shares	356,875	1,267,061
Guotai Haitong Securities Co Ltd H Shares (c)(d)	690,800	1,185,333
Huatai Securities Co Ltd H Shares (c)(d)	445,600	924,635
		5,515,278
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	2,064,000	7,614,208
China Pacific Insurance Group Co Ltd H Shares	717,400	3,131,715
China Taiping Insurance Holdings Co Ltd	380,000	1,086,381
New China Life Insurance Co Ltd H Shares	271,400	1,782,350
People's Insurance Co Group of China Ltd/The H Shares	2,383,000	1,630,488
PICC Property & Casualty Co Ltd H Shares	1,922,000	3,471,829
Ping An Insurance Group Co of China Ltd H Shares	1,797,000	14,606,201
		33,323,172
TOTAL FINANCIALS		133,297,311
Health Care - 0.2%
Biotechnology - 0.1%
3SBio Inc (c)(d)	539,000	1,612,224
Akeso Inc (b)(c)(d)	192,000	3,368,057
Innovent Biologics Inc (b)(c)(d)	400,500	4,676,812
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)	11,500	695,603
Zai Lab Ltd (b)	272,000	583,776
		10,936,472
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	369,200	878,239
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	366,000	651,619
Wuxi Apptec Co Ltd H Shares (c)(d)	119,084	2,092,058
Wuxi Biologics Cayman Inc (b)(c)(d)	1,001,000	4,277,019
		7,020,696
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	2,214,160	2,412,497
Hansoh Pharmaceutical Group Co Ltd (c)(d)	316,000	1,513,535
Sino Biopharmaceutical Ltd	2,782,500	1,936,798
		5,862,830
TOTAL HEALTH CARE		24,698,237
Industrials - 0.3%
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (b)	1,635,800	2,048,250
JD Logistics Inc (b)(c)(d)	561,600	1,093,768
ZTO Express Cayman Inc A Shares	115,050	2,915,235
		6,057,253
Building Products - 0.0%
Xinyi Glass Holdings Ltd (f)	654,678	812,529
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	979,000	703,948
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	1,114,000	540,047
China State Construction International Holdings Ltd	492,000	571,445
		1,111,492
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd H Shares (f)	18,600	1,470,070
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	231,654	2,003,807
Industrial Conglomerates - 0.0%
CITIC Ltd	2,184,000	3,629,492
Machinery - 0.2%
Airtac International Group	39,650	1,857,146
CRRC Corp Ltd H Shares	1,232,000	820,090
Sinotruk Hong Kong Ltd	180,000	885,368
UBTech Robotics Corp Ltd H Shares (b)	88,100	1,207,850
Weichai Power Co Ltd H Shares	540,000	2,684,279
Yangzijiang Shipbuildling (Holdings) Ltd	752,500	2,566,375
Zhuzhou CRRC Times Electric Co Ltd H Shares	115,300	526,826
		10,547,934
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	666,500	1,226,703
SITC International Holdings Co Ltd	359,000	1,503,124
		2,729,827
Professional Services - 0.0%
Kanzhun Ltd ADR	104,114	1,407,621
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	333,272	662,871
TOTAL INDUSTRIALS		31,136,844
Information Technology - 0.4%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd (f)	214,500	733,022
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (c)(d)	84,000	2,165,850
ZTE Corp H Shares (b)(f)	210,800	676,693
		3,575,565
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	195,000	903,120
Kingboard Holdings Ltd	162,000	918,337
Sunny Optical Technology Group Co Ltd	181,500	1,494,219
		3,315,676
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	286,600	1,512,549
Semiconductors & Semiconductor Equipment - 0.1%
GCL Technology Holdings Ltd (b)	6,372,000	737,186
Hua Hong Semiconductor Ltd (b)(c)(d)	193,000	2,843,019
Silergy Corp	92,000	1,263,102
Xinyi Solar Holdings Ltd	1,265,295	465,792
		5,309,099
Software - 0.0%
Horizon Robotics A Shares (b)	3,001,200	2,823,865
Kingdee International Software Group Co Ltd (b)	769,000	850,769
		3,674,634
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd	2,106,000	3,166,838
Xiaomi Corp B Shares (b)(c)(d)	4,801,600	18,016,574
		21,183,412
TOTAL INFORMATION TECHNOLOGY		38,570,935
Materials - 0.2%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	120,800	1,299,338
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	317,000	794,225
China National Building Material Co Ltd H Shares	1,044,000	680,321
		1,474,546
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	1,100,000	1,611,013
China Gold International Resources Corp Ltd	66,200	1,422,000
China Hongqiao Group Ltd	914,000	3,869,007
CMOC Group Ltd H Shares	1,005,000	2,297,927
Jiangxi Copper Co Ltd H Shares	298,000	1,416,235
Lingbao Gold Group Co Ltd H Shares	212,800	572,099
MMG Ltd (b)	1,088,000	1,173,828
Shandong Gold Mining Co Ltd H Shares (c)(d)	245,250	898,375
Zhaojin Mining Industry Co Ltd H Shares	466,500	1,714,063
Zijin Mining Group Co Ltd H Shares	1,662,000	7,718,331
		22,692,878
TOTAL MATERIALS		25,466,762
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	1,052,000	1,806,995
China Resources Land Ltd	795,000	3,340,219
China Resources Mixc Lifestyle Services Ltd (c)(d)	163,355	986,597
Country Garden Services Holdings Co Ltd	550,000	439,049
KE Holdings Inc A Shares	541,600	3,007,305
Longfor Group Holdings Ltd (c)(d)(f)	540,451	559,598
Wharf Holdings Ltd/The	267,000	883,991
TOTAL REAL ESTATE		11,023,754
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	781,800	725,199
China Resources Gas Group Ltd	245,900	590,714
ENN Energy Holdings Ltd	206,700	1,620,387
Kunlun Energy Co Ltd	1,028,000	989,291
		3,925,591
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (c)(d)	2,982,000	1,328,658
China Longyuan Power Group Corp Ltd H Shares	933,000	794,946
China Power International Development Ltd	1,243,000	519,548
China Resources Power Holdings Co Ltd	618,000	1,523,964
Huaneng Power International Inc H Shares	1,152,000	922,278
		5,089,394
Water Utilities - 0.0%
Guangdong Investment Ltd	740,000	777,468
TOTAL UTILITIES		9,792,453
TOTAL CHINA		673,969,881
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	75,132	1,557,778
Financial Services - 0.0%
Grupo de Inversiones Suramericana SA	38,800	546,625
TOTAL FINANCIALS		2,104,403
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	120,180	929,469
TOTAL COLOMBIA		3,033,872
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(f)	208,930	1,691,928
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	52,258	3,138,799
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	19,946	1,061,762
Moneta Money Bank AS (c)(d)	69,525	612,027
TOTAL FINANCIALS		1,673,789
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	44,803	2,581,175
TOTAL CZECH REPUBLIC		4,254,964
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	21,996	1,671,338
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	25,019	3,387,918
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	182,734	9,393,345
Jyske Bank A/S	11,328	1,576,311
Ringkjoebing Landbobank A/S	7,109	1,776,371
		12,746,027
Insurance - 0.0%
Tryg A/S	88,137	2,115,127
TOTAL FINANCIALS		14,861,154
Health Care - 0.5%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	14,127	3,240,451
Genmab A/S (b)	17,834	4,722,027
Zealand Pharma A/S (b)	17,343	815,513
		8,777,991
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	33,317	2,058,113
Pharmaceuticals - 0.4%
Novo Nordisk A/S Series B	883,218	37,568,529
TOTAL HEALTH CARE		48,404,633
Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	54,665	13,380,461
Commercial Services & Supplies - 0.0%
ISS A/S	41,254	1,513,540
Electrical Equipment - 0.1%
NKT A/S (b)	14,965	2,205,799
Vestas Wind Systems A/S	280,160	8,614,753
		10,820,552
TOTAL INDUSTRIALS		25,714,553
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	95,651	5,877,350
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	128,401	3,435,306
TOTAL DENMARK		103,352,252
EGYPT - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Egypt Co	137,998	240,634
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	355,578	264,064
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	772,769	1,945,614
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	344,837	179,493
Financial Services - 0.0%
Fawry for Banking & Payment Technology Services SAE (b)	554,298	197,137
TOTAL FINANCIALS		2,322,244
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	288,012	505,498
TOTAL EGYPT		3,332,440
FINLAND - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	40,327	1,956,613
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	76,166	1,873,661
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	119,537	4,120,452
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	952,835	17,761,003
Insurance - 0.1%
Sampo Oyj A Shares	696,385	7,236,304
TOTAL FINANCIALS		24,997,307
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	30,484	2,457,917
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	108,051	6,873,322
Konecranes Oyj A Shares	58,890	1,931,108
Metso Oyj	195,756	3,372,716
Valmet Oyj	39,923	1,041,132
Wartsila OYJ Abp	134,534	5,644,776
TOTAL INDUSTRIALS		18,863,054
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	1,497,096	18,633,693
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	171,626	1,905,517
UPM-Kymmene Oyj	147,089	4,396,912
TOTAL MATERIALS		6,302,429
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	122,103	3,072,485
TOTAL FINLAND		82,277,611
FRANCE - 4.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	509,117	10,601,013
Media - 0.1%
Publicis Groupe SA	62,863	5,873,754
TOTAL COMMUNICATION SERVICES		16,474,767
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	191,060	6,921,349
Automobiles - 0.0%
Renault SA	51,407	1,805,888
Hotels, Restaurants & Leisure - 0.0%
Accor SA	57,051	2,823,382
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	9,660	18,480,563
Kering SA	19,525	5,371,591
LVMH Moet Hennessy Louis Vuitton SE	70,364	37,277,835
		61,129,989
TOTAL CONSUMER DISCRETIONARY		72,680,608
Consumer Staples - 0.4%
Beverages - 0.0%
Pernod Ricard SA	55,392	4,117,946
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	155,868	3,100,739
Food Products - 0.1%
Danone SA	178,881	14,014,978
Personal Care Products - 0.3%
L'Oreal SA	63,700	27,366,449
TOTAL CONSUMER STAPLES		48,600,112
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	562,936	52,386,097
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	274,937	28,874,301
Credit Agricole SA	310,445	6,063,648
Societe Generale SA Series A	189,367	15,244,055
		50,182,004
Insurance - 0.2%
AXA SA	457,463	22,052,139
TOTAL FINANCIALS		72,234,143
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	80,943	17,133,172
Industrials - 1.2%
Aerospace & Defense - 0.7%
Airbus SE	171,334	35,322,129
Safran SA	93,963	30,172,724
Thales SA	25,115	6,900,030
		72,394,883
Building Products - 0.1%
Cie de Saint-Gobain SA	127,450	11,676,953
Construction & Engineering - 0.3%
Bouygues SA	52,220	3,081,560
Eiffage SA	19,945	3,206,958
Vinci SA	138,732	20,979,384
		27,267,902
Electrical Equipment - 0.1%
Legrand SA	72,778	13,039,171
Professional Services - 0.0%
Bureau Veritas SA	97,207	2,973,107
TOTAL INDUSTRIALS		127,352,016
Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	42,500	5,168,699
Software - 0.0%
Dassault Systemes SE	182,703	4,116,960
TOTAL INFORMATION TECHNOLOGY		9,285,659
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	160,370	34,502,068
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	33,911	4,103,343
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	514,580	16,952,507
Veolia Environnement SA	185,227	7,833,102
TOTAL UTILITIES		24,785,609
TOTAL FRANCE		479,537,594
GERMANY - 4.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	952,315	30,760,390
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	20,605	1,716,997
TOTAL COMMUNICATION SERVICES		32,477,387
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG (b)	30,160	2,271,798
Automobiles - 0.2%
Bayerische Motoren Werke AG	73,121	6,686,974
Mercedes-Benz Group AG	200,284	11,674,582
		18,361,556
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	59,783	1,475,556
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	49,984	8,650,116
TOTAL CONSUMER DISCRETIONARY		30,759,026
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	26,960	1,858,944
Personal Care Products - 0.0%
Beiersdorf AG	24,997	2,072,245
TOTAL CONSUMER STAPLES		3,931,189
Financials - 1.1%
Banks - 0.1%
Commerzbank AG	275,338	11,378,127
Capital Markets - 0.3%
Deutsche Bank AG	529,930	16,481,737
Deutsche Boerse AG	52,224	16,022,213
		32,503,950
Insurance - 0.7%
Allianz SE	105,417	48,147,372
Hannover Rueck SE	16,721	5,055,297
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,207	21,706,112
		74,908,781
TOTAL FINANCIALS		118,790,858
Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	28,081	2,904,979
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	81,193	3,329,253
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	57,883	2,619,118
Fresenius SE & Co KGaA	114,060	5,523,881
		8,142,999
Pharmaceuticals - 0.2%
Bayer AG	272,571	12,172,308
Merck KGaA	35,900	4,636,851
		16,809,159
TOTAL HEALTH CARE		31,186,390
Industrials - 1.5%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	14,932	5,105,015
Rheinmetall AG	12,761	20,305,746
		25,410,761
Air Freight & Logistics - 0.1%
Deutsche Post AG	254,914	15,094,542
Electrical Equipment - 0.4%
Siemens Energy AG	200,640	42,523,184
Industrial Conglomerates - 0.7%
Siemens AG	204,128	60,658,916
Machinery - 0.1%
Daimler Truck Holding AG	133,806	6,748,898
Gea Group Ag	40,463	2,771,007
Knorr-Bremse AG	18,430	2,142,488
		11,662,393
Trading Companies & Distributors - 0.0%
Brenntag SE	34,152	2,488,320
TOTAL INDUSTRIALS		157,838,116
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	362,374	24,371,575
Software - 0.5%
SAP SE	282,868	47,491,612
TOTAL INFORMATION TECHNOLOGY		71,863,187
Materials - 0.2%
Chemicals - 0.2%
BASF SE	247,665	15,884,390
Symrise AG	37,053	3,277,733
		19,162,123
Construction Materials - 0.0%
Heidelberg Materials AG	35,259	7,779,661
TOTAL MATERIALS		26,941,784
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE	21,387	1,497,266
Vonovia SE	233,798	6,299,268
TOTAL REAL ESTATE		7,796,534
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	185,779	13,527,048
Multi-Utilities - 0.2%
E.ON SE	615,378	13,643,084
TOTAL UTILITIES		27,170,132
TOTAL GERMANY		508,754,603
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	49,280	1,050,907
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	46,368	662,185
Specialty Retail - 0.0%
JUMBO SA	29,857	814,368
TOTAL CONSUMER DISCRETIONARY		1,476,553
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	17,097	762,504
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	577,581	2,317,968
Eurobank SA	720,940	3,113,763
National Bank of Greece SA	232,500	3,663,329
Optima bank SA	48,736	506,783
Piraeus Bank SA	301,774	2,815,708
TOTAL FINANCIALS		12,417,551
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	18,747	899,019
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (Greece)	29,641	1,217,586
Marine Transportation - 0.0%
Star Bulk Carriers Corp	24,450	614,428
TOTAL INDUSTRIALS		2,731,033
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	47,180	997,264
TOTAL GREECE		19,435,812
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	27,016	2,293,118
HONG KONG - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	976,000	1,583,219
PCCW Ltd	1,199,000	926,706
TOTAL COMMUNICATION SERVICES		2,509,925
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	2,182,500	2,669,300
Financials - 0.6%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	16,871	2,606,738
Hong Kong Exchanges & Clearing Ltd	330,553	17,606,162
		20,212,900
Insurance - 0.4%
AIA Group Ltd	2,914,800	32,000,918
Prudential PLC	703,714	10,604,653
Prudential PLC rights (b)(e)	694,298	131,702
		42,737,273
TOTAL FINANCIALS		62,950,173
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	443,998	1,897,279
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	90,500	984,367
Machinery - 0.1%
Techtronic Industries Co Ltd	396,500	5,749,132
Marine Transportation - 0.0%
Orient Overseas International Ltd	36,500	637,220
TOTAL INDUSTRIALS		9,267,998
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	87,600	1,834,993
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	548,829	3,457,214
Hang Lung Properties Ltd	476,406	560,080
Henderson Land Development Co Ltd	383,500	1,515,863
Hongkong Land Holdings Ltd (Singapore)	277,039	2,190,281
Sino Land Co Ltd (f)	1,038,080	1,664,635
Sun Hung Kai Properties Ltd	426,500	7,466,772
Swire Properties Ltd	264,800	846,069
Wharf Real Estate Investment Co Ltd	457,000	1,431,094
		19,132,008
Retail REITs - 0.0%
Link REIT	725,680	3,654,012
TOTAL REAL ESTATE		22,786,020
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	165,000	1,389,066
CLP Holdings Ltd	442,500	4,254,780
Power Assets Holdings Ltd	380,000	3,140,349
		8,784,195
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	3,018,393	2,794,496
TOTAL UTILITIES		11,578,691
TOTAL HONG KONG		113,597,100
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	127,747	1,702,784
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	68,335	9,161,466
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	39,162	1,649,563
TOTAL HUNGARY		12,513,813
INDIA - 2.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	374,951	1,625,386
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	805,651	16,105,541
TOTAL COMMUNICATION SERVICES		17,730,927
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Samvardhana Motherson International Ltd	1,237,082	1,591,113
Automobiles - 0.3%
Bajaj Auto Ltd	18,583	1,963,460
Eicher Motors Ltd	38,855	2,923,755
Mahindra & Mahindra Ltd	244,884	8,031,841
Maruti Suzuki India Ltd	36,598	5,163,479
Tata Motors Passenger Vehicles Limited	584,769	2,114,455
		20,196,990
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	1,312,777	3,444,748
Indian Hotels Co Ltd/The	254,832	1,716,035
		5,160,783
Specialty Retail - 0.0%
Trent Ltd	50,567	2,220,111
Textiles, Apparel & Luxury Goods - 0.0%
Titan Co Ltd	115,475	5,361,099
TOTAL CONSUMER DISCRETIONARY		34,530,096
Consumer Staples - 0.0%
Beverages - 0.0%
Varun Beverages Ltd	374,726	2,041,213
Personal Care Products - 0.0%
Hindustan Unilever Ltd	248,498	5,907,709
Tobacco - 0.0%
ITC Ltd	837,368	2,788,162
TOTAL CONSUMER STAPLES		10,737,084
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	555,040	1,767,416
Coal India Ltd	632,625	3,217,680
Indian Oil Corp Ltd	1,059,832	1,595,555
Oil & Natural Gas Corp Ltd	1,150,708	3,648,038
Reliance Industries Ltd	1,876,099	28,454,788
TOTAL ENERGY		38,683,477
Financials - 0.9%
Banks - 0.7%
Axis Bank Ltd	637,091	8,545,371
Federal Bank Ltd	507,352	1,542,692
HDFC Bank Ltd	3,157,059	25,822,839
ICICI Bank Ltd	1,467,306	19,689,590
IndusInd Bank Ltd (b)	161,608	1,569,197
Kotak Mahindra Bank Ltd	1,516,952	6,161,006
State Bank of India	511,083	5,781,090
		69,111,785
Capital Markets - 0.0%
HDFC Asset Management Co Ltd (c)(d)	56,056	1,608,486
Consumer Finance - 0.1%
Bajaj Finance Ltd	777,579	7,723,721
Cholamandalam Investment and Finance Co Ltd	118,173	1,959,061
Shriram Finance Ltd	392,814	3,906,926
		13,589,708
Financial Services - 0.1%
Bajaj Finserv Ltd	104,991	1,942,156
Jio Financial Services Ltd	868,013	2,263,230
Power Finance Corp Ltd	404,434	1,920,072
REC Ltd	346,331	1,300,419
		7,425,877
Insurance - 0.0%
HDFC Life Insurance Co Ltd (c)(d)	294,029	1,826,414
PB Fintech Ltd (b)	104,171	1,838,318
		3,664,732
TOTAL FINANCIALS		95,400,588
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	28,263	2,281,501
Max Healthcare Institute Ltd	205,276	2,159,902
		4,441,403
Pharmaceuticals - 0.0%
Cipla Ltd/India	159,927	2,216,417
Dr Reddy's Laboratories Ltd	169,606	2,368,791
Sun Pharmaceutical Industries Ltd	299,524	5,737,850
		10,323,058
TOTAL HEALTH CARE		14,764,461
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	991,052	4,524,540
Hindustan Aeronautics Ltd (d)	51,808	2,378,750
		6,903,290
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	186,870	7,938,523
Electrical Equipment - 0.0%
CG Power & Industrial Solutions Ltd	184,760	1,587,308
Suzlon Energy Ltd (b)	3,156,560	1,860,926
		3,448,234
Machinery - 0.0%
Tata Motors Ltd /new (b)	583,009	2,547,441
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)	52,720	2,407,828
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	83,173	2,121,804
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	217,519	3,822,149
TOTAL INDUSTRIALS		29,189,269
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	293,522	3,733,439
Infosys Ltd	979,576	12,332,486
Persistent Systems Ltd	29,463	1,505,424
Tata Consultancy Services Ltd	280,600	7,363,883
Tech Mahindra Ltd	176,964	2,766,330
Wipro Ltd	835,011	1,779,284
TOTAL INFORMATION TECHNOLOGY		29,480,846
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	125,199	3,248,847
Construction Materials - 0.0%
UltraTech Cement Ltd	33,566	4,118,666
Metals & Mining - 0.2%
Hindalco Industries Ltd	404,935	4,449,031
Tata Steel Ltd	2,041,700	4,565,744
Vedanta Aluminium Metal Ltd (g)	498,483	635,643
Vedanta Iron and Steel Ltd (g)	498,483	635,643
Vedanta Ltd	498,483	1,431,590
		11,717,651
TOTAL MATERIALS		19,085,164
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	1,263,245	4,254,153
Tata Power Co Ltd/The	488,819	2,300,462
		6,554,615
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	1,337,804	3,148,051
Malco Energy Ltd (g)	498,483	635,643
NTPC Ltd	1,318,024	5,565,556
Talwandi Sabo Power Ltd (g)	498,483	635,643
		9,984,893
TOTAL UTILITIES		16,539,508
TOTAL INDIA		306,141,420
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	12,811,400	2,095,727
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	7,773,100	371,448
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	2,183,900	252,052
XLSMART Telecom Sejahtera Tbk PT	1,727,800	295,804
		547,856
TOTAL COMMUNICATION SERVICES		3,015,031
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	254,123,796	793,452
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	5,297,600	405,418
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	1,960,400	457,775
Indofood CBP Sukses Makmur Tbk PT	580,300	227,600
Indofood Sukses Makmur Tbk PT	1,175,100	461,895
Japfa Comfeed Indonesia Tbk PT (b)	1,398,700	200,720
		1,347,990
TOTAL CONSUMER STAPLES		1,753,408
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	804,100	543,165
Alamtri Resources Indonesia Tbk PT	2,291,700	334,230
Bumi Resources Tbk PT (b)	47,652,000	662,718
Dian Swastatika Sentosa Tbk PT (b)	10,483,100	982,022
Energi Mega Persada Tbk PT (b)	4,442,600	438,947
United Tractors Tbk PT	385,500	652,130
TOTAL ENERGY		3,613,212
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	15,359,900	5,207,625
Bank Mandiri Persero Tbk PT	10,431,700	2,654,362
Bank Negara Indonesia Persero Tbk PT	3,854,400	830,465
Bank Rakyat Indonesia Persero Tbk PT	19,023,853	3,291,025
TOTAL FINANCIALS		11,983,477
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	4,791,600	240,203
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	5,686,300	1,969,956
Jardine Matheson Holdings Ltd (Singapore)	57,261	3,903,614
TOTAL INDUSTRIALS		5,873,570
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	7,599,773	807,465
Metals & Mining - 0.1%
Alamtri Minerals Indonesia Tbk PT	1,775,000	190,092
Amman Mineral Internasional PT (b)	3,746,600	1,105,575
Aneka Tambang Tbk	2,245,300	487,263
Bumi Resources Minerals Tbk PT (b)	23,691,200	1,103,267
Merdeka Battery Materials Tbk PT (b)	12,325,200	483,484
Merdeka Copper Gold Tbk PT (b)	3,566,810	667,473
Merdeka Gold Resources Tbk PT	1,232,200	636,421
		4,673,575
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	610,000	344,861
TOTAL MATERIALS		5,825,901
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	2,726,100	306,682
TOTAL INDONESIA		33,404,936
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	44,658	3,784,208
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	592,352	6,811,706
Bank of Ireland Group PLC	264,250	5,191,694
TOTAL FINANCIALS		12,003,400
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	42,007	3,877,564
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	45,160	6,422,204
TOTAL INDUSTRIALS		10,299,768
TOTAL IRELAND		26,087,376
ISRAEL - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	779,367	2,123,347
Wireless Telecommunication Services - 0.0%
Partner Communications Co Ltd	37,121	494,275
TOTAL COMMUNICATION SERVICES		2,617,622
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	29,589	928,207
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (b)	1,979	493,449
TOTAL CONSUMER DISCRETIONARY		1,421,656
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	56,533	844,040
Food Products - 0.0%
Strauss Group Ltd	16,017	695,505
TOTAL CONSUMER STAPLES		1,539,545
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	2,608	890,847
Paz Retail And Energy Ltd	2,624	725,489
TOTAL ENERGY		1,616,336
Financials - 0.4%
Banks - 0.3%
Bank Hapoalim BM	364,975	9,782,605
Bank Leumi Le-Israel BM	411,675	10,415,647
FIBI Holdings Ltd	4,641	481,615
First International Bank of Israel Ltd	14,817	1,239,044
Israel Discount Bank Ltd Class A	341,881	3,806,474
Mizrahi Tefahot Bank Ltd	42,910	3,377,193
		29,102,578
Capital Markets - 0.0%
Plus500 Ltd	19,575	1,198,118
Tel Aviv Stock Exchange Ltd	23,682	1,194,644
		2,392,762
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	17,892	1,548,384
Harel Insurance Investments & Financial Services Ltd	30,980	1,923,277
Menora Mivtachim Holdings Ltd	5,908	964,240
Migdal Insurance & Financial Holdings Ltd (b)	129,605	827,027
Phoenix Financial Ltd	63,425	3,814,860
		9,077,788
TOTAL FINANCIALS		40,573,128
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	323,270	11,337,079
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bet Shemesh Engines Holdings 1997 Ltd (b)	1,906	466,195
Elbit Systems Ltd	7,480	6,200,705
		6,666,900
Construction & Engineering - 0.0%
Electra Ltd/Israel	10,671	351,905
Shapir Engineering and Industry Ltd (b)	39,963	562,620
Shikun & Binui Ltd (b)	99,773	666,790
		1,581,315
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	32,827	867,946
Passenger Airlines - 0.0%
El Al Israel Airlines	81,360	365,157
TOTAL INDUSTRIALS		9,481,318
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	19,794	2,268,982
IT Services - 0.0%
Matrix IT Ltd	13,077	399,929
Wix.com Ltd (b)(f)	14,869	1,110,566
		1,510,495
Semiconductors & Semiconductor Equipment - 0.2%
Camtek Ltd/Israel (Israel) (b)	7,779	1,454,332
Nova Ltd (Israel) (b)	8,487	4,187,717
Tower Semiconductor Ltd (b)	31,049	6,385,176
		12,027,225
Software - 0.0%
Cellebrite DI Ltd (b)	32,074	416,962
Check Point Software Technologies Ltd (b)	23,062	2,593,783
Nice Ltd (b)	16,909	1,707,105
		4,717,850
TOTAL INFORMATION TECHNOLOGY		20,524,552
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	196,592	1,056,405
Israel Corp Ltd Class A1	1,061	302,598
TOTAL MATERIALS		1,359,003
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	52,277	458,970
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	15,944	296,947
Alony Hetz Properties & Investments Ltd	49,969	604,493
Amot Investments Ltd	64,806	444,095
Azrieli Group Ltd	10,055	1,609,346
Big Shopping Centers Ltd	4,416	1,167,013
Mega Or Holdings Ltd	6,197	1,271,039
Melisron Ltd	6,879	1,020,503
Mivne Real Estate KD Ltd	155,434	753,508
		7,166,944
TOTAL REAL ESTATE		7,625,914
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Doral Group Renewable Energy Resources Ltd (b)	32,246	807,312
Energix-Renewable Energies Ltd	75,308	560,004
Enlight Renewable Energy Ltd (b)	36,793	3,281,445
OPC Energy Ltd (b)	43,848	1,840,047
TOTAL UTILITIES		6,488,808
TOTAL ISRAEL		104,584,961
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)(f)	88,415	749,726
Telecom Italia SpA/Milano (b)	3,194,515	2,517,241
Telecom Italia SpA/Milano savings shares (b)	1,676,940	1,545,384
TOTAL COMMUNICATION SERVICES		4,812,351
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	33,890	11,667,996
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	69,953	2,059,076
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (f)	9,226	896,133
Moncler SpA	61,866	3,720,487
		4,616,620
TOTAL CONSUMER DISCRETIONARY		18,343,692
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	154,429	1,141,847
Energy - 0.2%
Energy Equipment & Services - 0.0%
Saipem SpA (f)	358,737	1,939,272
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	576,062	16,288,968
TOTAL ENERGY		18,228,240
Financials - 1.0%
Banks - 0.8%
Banca Monte dei Paschi di Siena SpA (f)	598,852	6,362,132
Banco BPM SpA	421,287	6,123,683
BPER Banca SPA	387,528	5,700,742
FinecoBank Banca Fineco SpA	170,223	4,211,408
Intesa Sanpaolo SpA	4,247,164	28,856,220
UniCredit SpA	432,024	33,387,846
		84,642,031
Capital Markets - 0.0%
Azimut Holding SpA	30,399	1,287,968
Financial Services - 0.0%
Banca Mediolanum SpA	59,079	1,291,768
Poste Italiane SpA (c)(d)	127,114	3,370,142
		4,661,910
Insurance - 0.2%
Generali	291,877	13,079,589
Unipol Assicurazioni SpA	125,668	3,274,284
		16,353,873
TOTAL FINANCIALS		106,945,782
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	29,803	1,736,322
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	110,674	6,911,124
Electrical Equipment - 0.1%
Prysmian SpA	82,226	12,507,333
Machinery - 0.0%
Interpump Group SpA	21,719	912,050
Passenger Airlines - 0.0%
Ryanair Holdings PLC	145,700	3,822,758
TOTAL INDUSTRIALS		24,153,265
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	2,142,127	25,010,823
Terna - Rete Elettrica Nazionale	390,684	4,699,894
		29,710,717
Gas Utilities - 0.1%
Italgas SpA	172,040	2,077,702
Snam SpA	567,853	4,482,615
		6,560,317
Multi-Utilities - 0.0%
A2A SpA	426,845	1,214,844
Hera SpA	219,467	1,034,946
		2,249,790
TOTAL UTILITIES		38,520,824
TOTAL ITALY		213,882,323
JAPAN - 15.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc (f)	38,100	670,413
NTT Inc (f)	8,283,800	8,068,930
		8,739,343
Entertainment - 0.2%
Capcom Co Ltd	95,100	2,007,905
Konami Group Corp	28,700	3,446,103
Nexon Co Ltd	112,900	1,906,034
Nintendo Co Ltd	324,300	15,864,397
Square Enix Holdings Co Ltd	73,100	1,150,684
Toho Co Ltd/Tokyo (f)	172,000	1,585,602
		25,960,725
Interactive Media & Services - 0.0%
LY Corp	691,200	1,818,013
Media - 0.0%
CyberAgent Inc	113,900	912,171
Dentsu Group Inc (b)	60,400	1,146,743
Hakuhodo DY Holdings Inc	79,200	531,792
Kadokawa Corp	34,500	786,138
		3,376,844
Wireless Telecommunication Services - 0.6%
KDDI Corp	778,500	12,739,794
SoftBank Corp	7,977,300	11,227,805
SoftBank Group Corp	1,077,400	36,802,720
		60,770,319
TOTAL COMMUNICATION SERVICES		100,665,244
Consumer Discretionary - 2.4%
Automobile Components - 0.4%
Aisin Corp	157,100	2,491,201
Bridgestone Corp	326,700	6,789,171
Denso Corp	541,700	6,472,262
GS Yuasa Corp	27,200	1,099,850
JTEKT Corp	64,200	784,099
Koito Manufacturing Co Ltd	61,400	996,179
NHK Spring Co Ltd	49,800	909,902
Nifco Inc/Japan	22,800	671,851
Niterra Co Ltd	46,100	2,491,960
Stanley Electric Co Ltd	27,300	532,810
Sumitomo Electric Industries Ltd	220,300	14,503,286
Sumitomo Rubber Industries Ltd	52,500	680,866
Toyo Tire Corp	33,000	809,098
Yokohama Rubber Co Ltd/The	40,600	1,652,492
		40,885,027
Automobiles - 0.8%
Honda Motor Co Ltd	1,128,900	9,160,393
Isuzu Motors Ltd	150,100	2,068,155
Mazda Motor Corp	164,700	1,060,161
Nissan Motor Co Ltd (b)(f)	666,000	1,523,820
Subaru Corp	158,000	2,353,443
Suzuki Motor Corp	546,600	6,112,867
Toyota Motor Corp	3,285,400	63,064,626
Yamaha Motor Co Ltd (f)	284,400	1,997,619
		87,341,084
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	97,500	1,852,800
J Front Retailing Co Ltd	73,900	1,075,476
Pan Pacific International Holdings Corp	742,100	4,197,357
Rakuten Group Inc (b)	425,100	2,069,734
Ryohin Keikaku Co Ltd	156,200	3,618,032
Takashimaya Co Ltd	82,900	985,633
		13,799,032
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	32,300	1,878,924
McDonald's Holdings Co Japan Ltd (f)	23,500	1,222,525
Oriental Land Co Ltd/Japan	335,200	4,663,633
Skylark Holdings Co Ltd	63,400	1,221,803
Zensho Holdings Co Ltd	26,300	1,449,525
		10,436,410
Household Durables - 0.5%
Casio Computer Co Ltd	58,700	595,564
Haseko Corp	55,300	954,977
Iida Group Holdings Co Ltd	44,900	635,082
Nikon Corp	85,500	945,938
Open House Group Co Ltd	15,900	935,773
Panasonic Holdings Corp	681,100	13,932,452
Rinnai Corp	29,700	674,990
Sekisui House Ltd	185,300	4,034,719
Sony Group Corp	1,706,000	34,180,277
Sumitomo Forestry Co Ltd	173,800	1,570,655
		58,460,427
Leisure Products - 0.1%
Bandai Namco Holdings Inc	182,100	4,180,161
Sankyo Co Ltd	56,300	666,032
Sega Sammy Holdings Inc	42,300	613,251
Shimano Inc	22,200	2,329,110
Yamaha Corp	121,400	866,370
		8,654,924
Specialty Retail - 0.3%
Fast Retailing Co Ltd	58,300	27,444,453
Nitori Holdings Co Ltd	121,700	1,759,389
Sanrio Co Ltd	295,600	1,722,642
Shimamura Co Ltd	38,900	815,948
USS Co Ltd	114,300	1,234,488
Yamada Holdings Co Ltd	159,100	532,382
ZOZO Inc	117,800	790,612
		34,299,914
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	204,100	5,795,955
Goldwin Inc	33,300	466,034
		6,261,989
TOTAL CONSUMER DISCRETIONARY		260,138,807
Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	423,300	4,167,656
Coca-Cola Bottlers Japan Holdings Inc	39,800	862,954
Kirin Holdings Co Ltd	226,700	3,574,845
Sapporo Holdings Ltd	107,000	1,200,362
Suntory Beverage & Food Ltd	34,200	985,587
		10,791,404
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	772,500	7,503,052
Cosmos Pharmaceutical Corp	13,000	505,278
Kobe Bussan Co Ltd	40,400	707,256
MatsukiyoCocokara & Co	107,200	1,570,019
Seven & i Holdings Co Ltd	665,600	7,939,906
Sugi Holdings Co Ltd	32,100	642,483
Sundrug Co Ltd	18,800	454,442
Tsuruha Holdings Inc	64,100	845,157
		20,167,593
Food Products - 0.2%
Ajinomoto Co Inc	249,700	8,025,464
Calbee Inc	28,500	540,170
Ezaki Glico Co Ltd	15,300	553,458
Kewpie Corp	31,400	833,164
Kikkoman Corp	270,500	2,457,581
MEIJI Holdings Co Ltd	74,900	1,777,744
NH Foods Ltd	27,100	1,116,577
Nichirei Corp	69,600	836,461
Nisshin Seifun Group Inc	67,900	867,301
Nissin Foods Holdings Co Ltd	64,700	1,158,334
Toyo Suisan Kaisha Ltd	28,000	1,923,108
Yakult Honsha Co Ltd (f)	79,900	1,391,386
Yamazaki Baking Co Ltd	41,800	874,334
		22,355,082
Household Products - 0.0%
Lion Corp	75,600	739,541
Unicharm Corp	359,000	2,097,202
		2,836,743
Personal Care Products - 0.1%
Kao Corp	127,300	4,743,690
Kobayashi Pharmaceutical Co Ltd	14,500	537,202
Rohto Pharmaceutical Co Ltd	59,700	877,887
Shiseido Co Ltd	111,700	2,281,463
		8,440,242
Tobacco - 0.1%
Japan Tobacco Inc	305,800	11,392,498
TOTAL CONSUMER STAPLES		75,983,562
Energy - 0.2%
Energy Equipment & Services - 0.0%
Modec Inc	13,000	1,074,849
Oil, Gas & Consumable Fuels - 0.2%
Cosmo Energy Holdings Co Ltd	34,900	892,191
ENEOS Holdings Inc	752,500	6,319,860
Idemitsu Kosan Co Ltd	242,185	2,072,217
Inpex Corp	255,300	6,655,717
Iwatani Corp	57,400	705,651
		16,645,636
TOTAL ENERGY		17,720,485
Financials - 2.6%
Banks - 1.6%
77 Bank Ltd/The	62,400	1,201,262
Aozora Bank Ltd	38,100	614,728
Chiba Bank Ltd/The	198,100	2,734,416
Chugin Financial Group Inc	47,600	885,888
Daishi Hokuetsu Financial Group Inc	70,200	875,275
Fukuoka Financial Group Inc	53,500	2,184,042
Gunma Bank Ltd/The	99,700	1,365,147
Hachijuni Nagano Bank Ltd	127,500	1,727,414
Hirogin Holdings Inc	82,600	975,787
Hokuhoku Financial Group Inc	33,200	1,265,682
Iyogin Holdings Inc	81,800	1,576,400
Japan Post Bank Co Ltd	496,300	8,516,649
Kyoto Financial Group Inc	83,900	2,319,092
Kyushu Financial Group Inc	114,500	935,070
Mebuki Financial Group Inc	266,100	2,209,253
Mitsubishi UFJ Financial Group Inc	3,291,600	59,126,486
Mizuho Financial Group Inc	690,740	29,703,695
Nishi-Nippon Financial Holdings Inc	39,700	996,832
Rakuten Bank Ltd (b)	24,300	981,839
Resona Holdings Inc	640,800	8,014,915
Shizuoka Financial Group Inc	134,700	2,364,742
Sumitomo Mitsui Financial Group Inc	1,070,000	37,780,688
Sumitomo Mitsui Trust Group Inc	196,600	6,572,993
Yamaguchi Financial Group Inc	56,600	972,556
Yokohama Financial Group Inc	319,900	3,036,685
		178,937,536
Capital Markets - 0.2%
Daiwa Securities Group Inc	388,800	3,659,722
Japan Exchange Group Inc	287,500	3,424,622
Nomura Holdings Inc	816,700	6,541,631
SBI Holdings Inc	150,900	3,044,864
		16,670,839
Consumer Finance - 0.0%
Credit Saison Co Ltd	40,200	1,113,493
Marui Group Co Ltd	49,900	955,244
		2,068,737
Financial Services - 0.2%
GMO Payment Gateway Inc (f)	12,700	637,887
Mitsubishi HC Capital Inc	274,500	2,493,313
ORIX Corp	323,200	10,877,778
Sony Financial Group Inc	1,612,200	1,446,413
Tokyo Century Corp	48,500	666,238
Zenkoku Hosho Co Ltd	26,500	533,505
		16,655,134
Insurance - 0.6%
Daiichi Life Group Inc	1,027,600	9,408,384
Japan Post Holdings Co Ltd	479,000	5,554,992
Japan Post Insurance Co Ltd	148,700	1,449,916
MS&AD Insurance Group Holdings Inc	335,700	8,632,220
Sompo Holdings Inc	259,300	9,649,958
T&D Holdings Inc	141,200	3,420,995
Tokio Marine Holdings Inc	536,500	24,569,968
		62,686,433
TOTAL FINANCIALS		277,018,679
Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	64,200	1,350,934
Hoya Corp	93,900	17,535,243
Olympus Corp	309,900	3,048,027
Sysmex Corp	130,500	1,152,372
Terumo Corp	411,500	5,235,935
		28,322,511
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	47,900	723,132
Medipal Holdings Corp	56,600	1,011,291
Suzuken Co Ltd/Aichi Japan	16,800	594,656
		2,329,079
Health Care Technology - 0.0%
M3 Inc	116,600	1,123,144
Pharmaceuticals - 0.6%
Astellas Pharma Inc	503,000	7,128,387
Chugai Pharmaceutical Co Ltd	177,100	9,444,637
Daiichi Sankyo Co Ltd	525,900	8,542,766
Eisai Co Ltd	81,800	2,448,474
Kyowa Kirin Co Ltd	66,000	994,350
Nippon Shinyaku Co Ltd	16,500	505,902
Ono Pharmaceutical Co Ltd	132,100	1,953,780
Otsuka Holdings Co Ltd	143,200	10,436,734
Santen Pharmaceutical Co Ltd	87,100	897,607
Shionogi & Co Ltd	223,100	4,507,279
Takeda Pharmaceutical Co Ltd	441,684	14,766,731
		61,626,647
TOTAL HEALTH CARE		93,401,381
Industrials - 4.3%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	61,700	1,620,504
Sankyu Inc	13,600	730,830
SG Holdings Co Ltd (f)	128,400	1,201,705
Yamato Holdings Co Ltd	77,800	881,423
		4,434,462
Building Products - 0.2%
AGC Inc	61,100	2,191,286
Daikin Industries Ltd	81,400	11,501,430
Lixil Corp (f)	77,400	799,230
Nichias Corp	46,900	930,552
Nitto Boseki Co Ltd	9,500	1,745,445
Sanwa Holdings Corp	60,700	1,388,370
Takasago Thermal Engineering Co Ltd	32,000	922,905
TOTO Ltd	42,000	1,475,386
		20,954,604
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	101,600	768,487
Dai Nippon Printing Co Ltd	121,600	2,303,242
Kokuyo Co Ltd	102,600	511,049
Secom Co Ltd	114,200	4,157,994
TOPPAN Holdings Inc	74,600	2,217,378
		9,958,150
Construction & Engineering - 0.2%
COMSYS Holdings Corp	31,700	1,141,566
EXEO Group Inc	54,300	996,936
INFRONEER Holdings Inc	61,000	830,437
JGC Holdings Corp	66,200	1,005,871
Kajima Corp	125,000	4,885,509
Kandenko Co Ltd	33,500	1,461,321
Kinden Corp	32,200	1,725,308
Kraftia Corp	14,400	888,147
Obayashi Corp	179,200	4,213,114
Penta-Ocean Construction Co Ltd	77,600	869,450
Shimizu Corp	151,800	2,932,791
Taisei Corp	45,400	4,923,212
		25,873,662
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	41,600	3,496,264
Fujikura Ltd	458,000	17,671,014
Furukawa Electric Co Ltd	19,600	5,323,103
Mabuchi Motor Co Ltd	57,100	537,395
Mitsubishi Electric Corp	586,400	23,532,813
NIDEC CORP	291,500	4,490,198
		55,050,787
Ground Transportation - 0.3%
Central Japan Railway Co	269,000	6,453,437
East Japan Railway Co	315,200	6,880,477
Hankyu Hanshin Holdings Inc	67,100	1,945,170
Keikyu Corp	68,400	670,624
Keio Corp	151,700	715,178
Keisei Electric Railway Co Ltd	134,800	962,741
Kintetsu Group Holdings Co Ltd	51,700	1,103,941
Kyushu Railway Co	41,900	961,772
Nagoya Railroad Co Ltd	52,800	596,329
Nankai Electric Railway Co Ltd	30,300	574,462
Nikkon Holdings Co Ltd (f)	32,300	1,043,653
Odakyu Electric Railway Co Ltd	93,700	938,031
Seibu Holdings Inc	69,300	1,630,802
Seino Holdings Co Ltd	34,400	527,268
Tobu Railway Co Ltd	54,600	975,050
Tokyo Metro Co Ltd	74,400	749,278
Tokyu Corp	160,600	1,707,902
West Japan Railway Co	127,900	2,315,194
		30,751,309
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	6,300	1,529,867
Hitachi Ltd	1,270,900	40,412,522
Keihan Holdings Co Ltd	27,400	567,985
Sekisui Chemical Co Ltd	112,200	1,719,339
		44,229,713
Machinery - 1.0%
Amada Co Ltd	92,400	1,562,445
Daifuku Co Ltd	105,800	4,625,752
DMG Mori Co Ltd	36,200	674,567
Ebara Corp	116,900	3,998,905
FANUC Corp	256,300	11,321,567
Hitachi Construction Machinery Co Ltd	32,900	1,151,609
Hoshizaki Corp	30,300	985,191
IHI Corp	300,700	5,492,457
Japan Steel Works Ltd/The	20,700	1,264,991
Kawasaki Heavy Industries Ltd	233,100	4,792,166
Komatsu Ltd	258,200	11,055,607
Kubota Corp	278,400	4,544,726
Kurita Water Industries Ltd	29,700	1,605,205
Makita Corp	78,000	2,896,373
MINEBEA MITSUMI Inc	112,100	2,241,222
MISUMI Group Inc	79,900	1,839,180
Mitsubishi Heavy Industries Ltd	935,900	27,932,777
Mitsui E&S Co Ltd	28,000	1,009,799
Miura Co Ltd	30,700	635,800
Nabtesco Corp	32,000	1,058,342
NGK Corp	68,600	2,171,914
NSK Ltd	126,500	1,027,479
SMC Corp	16,500	8,113,742
Sumitomo Heavy Industries Ltd	34,300	1,160,493
THK Co Ltd	30,300	1,135,920
Yaskawa Electric Corp	74,300	2,634,681
		106,932,910
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	178,000	2,902,006
Mitsui OSK Lines Ltd	100,900	3,811,413
Nippon Yusen KK	120,600	4,334,208
		11,047,627
Passenger Airlines - 0.0%
ANA Holdings Inc	43,600	724,554
Japan Airlines Co Ltd	40,600	638,470
		1,363,024
Professional Services - 0.2%
BayCurrent Inc	36,400	1,172,228
Persol Holdings Co Ltd	494,200	735,576
Recruit Holdings Co Ltd	433,800	20,095,770
		22,003,574
Trading Companies & Distributors - 1.3%
ITOCHU Corp	1,956,100	24,242,162
Marubeni Corp	460,700	17,930,950
Mitsubishi Corp	1,117,500	35,789,778
Mitsui & Co Ltd	806,000	30,262,026
MonotaRO Co Ltd	68,700	816,890
Nagase & Co Ltd	112,400	845,416
Sojitz Corp	58,840	2,203,836
Sumitomo Corp	336,200	12,500,658
Toyota Tsusho Corp	197,500	7,753,021
		132,344,737
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	25,200	809,832
Kamigumi Co Ltd	25,000	826,259
Mitsubishi Logistics Corp	87,200	781,051
		2,417,142
TOTAL INDUSTRIALS		467,361,701
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.8%
Alps Alpine Co Ltd	44,200	663,275
Azbil Corp	128,600	1,144,509
Dexerials Corp	49,300	769,416
Hamamatsu Photonics KK	78,800	1,015,766
Hirose Electric Co Ltd	8,400	1,167,765
Horiba Ltd	11,900	1,656,920
Ibiden Co Ltd	78,200	6,688,458
Jeol Ltd	14,300	575,242
Keyence Corp	55,300	25,364,227
Kyocera Corp	390,800	6,790,536
Meiko Electronics Co Ltd	5,900	1,191,252
Murata Manufacturing Co Ltd	512,000	16,980,097
Omron Corp	54,400	1,954,041
Shimadzu Corp	75,900	1,764,332
Taiyo Yuden Co Ltd	35,600	1,459,582
TDK Corp	539,600	9,866,264
Yokogawa Electric Corp	67,600	2,353,679
		81,405,361
IT Services - 0.3%
BIPROGY Inc	21,400	615,459
Fujitsu Ltd	482,800	9,690,449
NEC Corp	378,600	10,070,765
Nomura Research Institute Ltd	121,100	3,268,460
Obic Co Ltd	91,700	2,436,759
Otsuka Corp	64,700	1,200,187
TIS Inc	55,400	1,207,445
		28,489,524
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	203,100	37,922,542
Disco Corp	26,200	12,465,501
Kioxia Holdings Corp (b)	51,400	12,436,675
Kokusai Electric Corp	45,100	1,898,049
Lasertec Corp	22,200	6,135,601
Renesas Electronics Corp	519,300	10,501,621
Rohm Co Ltd	95,500	2,066,139
SCREEN Holdings Co Ltd	53,100	3,520,587
Socionext Inc	48,600	591,425
SUMCO Corp	95,500	1,523,669
Tokyo Electron Ltd	130,900	38,573,982
Tokyo Seimitsu Co Ltd	11,200	1,237,551
Ulvac Inc	12,400	780,859
		129,654,201
Software - 0.0%
Oracle Corp Japan	9,200	511,933
Trend Micro Inc/Japan (f)	34,200	1,190,433
		1,702,366
Technology Hardware, Storage & Peripherals - 0.1%
Brother Industries Ltd	72,100	1,369,194
Canon Inc	251,500	6,470,231
FUJIFILM Holdings Corp	345,300	6,354,777
Konica Minolta Inc	138,500	440,426
Ricoh Co Ltd	155,700	1,313,038
Seiko Epson Corp	88,900	1,195,770
		17,143,436
TOTAL INFORMATION TECHNOLOGY		258,394,888
Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	28,200	706,285
Air Water Inc	62,100	880,894
Asahi Kasei Corp	381,000	3,748,984
Daicel Corp	69,300	543,369
DIC Corp	22,300	510,539
Kaneka Corp	17,600	550,473
Kansai Paint Co Ltd	41,600	624,312
Kuraray Co Ltd	83,200	873,814
Mitsubishi Chemical Group Corp	384,700	2,255,282
Mitsubishi Gas Chemical Co Inc	54,100	1,523,171
Mitsui Chemicals Inc	101,400	1,236,987
Nippon Paint Holdings Co Ltd	298,200	1,880,756
Nippon Sanso Holdings Corp	59,200	2,087,124
Nissan Chemical Corp	38,100	1,647,427
Nitto Denko Corp	189,400	3,602,439
NOF Corp	66,700	1,362,214
Resonac Holdings Corp (f)	51,300	4,694,675
Shin-Etsu Chemical Co Ltd	550,700	25,355,440
Sumitomo Chemical Co Ltd	466,200	1,521,251
Teijin Ltd	49,600	499,513
Tokyo Ohka Kogyo Co Ltd	33,500	1,969,459
Toray Industries Inc	420,300	3,017,651
Tosoh Corp	93,600	1,442,352
Zeon Corp	51,000	594,454
		63,128,865
Construction Materials - 0.0%
Taiheiyo Cement Corp	30,600	694,736
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	31,900	661,627
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	15,700	955,369
JFE Holdings Inc	179,200	1,968,036
JX Advanced Metals Corp	149,500	4,638,140
Kobe Steel Ltd	108,300	1,334,692
Maruichi Steel Tube Ltd	57,200	531,191
Mitsubishi Materials Corp	36,600	1,206,070
Mitsui Kinzoku Co Ltd	15,900	4,368,663
Nippon Steel Corp	1,492,400	5,494,273
Sumitomo Metal Mining Co Ltd	75,900	4,666,554
Yamato Kogyo Co Ltd	11,400	870,182
		26,033,170
Paper & Forest Products - 0.0%
Oji Holdings Corp	242,500	1,274,918
TOTAL MATERIALS		91,793,316
Real Estate - 0.5%
Diversified REITs - 0.1%
Activia Properties Inc	593	533,291
Daiwa House REIT Investment Corp	1,263	1,015,759
KDX Realty Investment Corp	1,107	1,156,271
Nomura Real Estate Master Fund Inc	1,186	1,226,373
Sekisui House Reit Inc	1,223	665,350
United Urban Investment Corp	865	978,699
		5,575,743
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	2,081	818,765
Japan Hotel REIT Investment Corp	1,591	795,091
		1,613,856
Industrial REITs - 0.0%
GLP J-REIT	1,318	1,142,233
Industrial & Infrastructure Fund Investment Corp	691	646,766
LaSalle Logiport REIT	471	460,397
Mitsui Fudosan Logistics Park Inc	884	634,431
		2,883,827
Office REITs - 0.0%
Japan Prime Realty Investment Corp	1,077	681,799
Japan Real Estate Investment Corp	2,013	1,540,720
Nippon Building Fund Inc	2,415	2,028,046
Orix JREIT Inc	1,526	969,840
		5,220,405
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	86,100	1,936,649
Daiwa House Industry Co Ltd	169,200	5,162,455
Hulic Co Ltd	190,900	2,153,062
Mitsubishi Estate Co Ltd	338,000	9,632,406
Mitsui Fudosan Co Ltd	773,800	8,474,682
Nomura Real Estate Holdings Inc	144,300	941,449
Sumitomo Realty & Development Co Ltd	260,100	8,062,999
Tokyo Tatemono Co Ltd	59,100	1,359,937
Tokyu Fudosan Holdings Corp	163,400	1,391,209
		39,114,848
Residential REITs - 0.0%
Advance Residence Investment Corp	776	802,172
Mitsui Fudosan Accommodations Fund Inc	673	562,212
		1,364,384
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	2,038	1,511,982
TOTAL REAL ESTATE		57,285,045
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	211,000	3,628,963
Chugoku Electric Power Co Inc/The	88,300	506,503
Kansai Electric Power Co Inc/The	285,600	4,575,358
Kyushu Electric Power Co Inc	130,100	1,406,632
Tohoku Electric Power Co Inc	136,200	951,325
Tokyo Electric Power Co Holdings Inc (b)	210,400	801,024
		11,869,805
Gas Utilities - 0.1%
Osaka Gas Co Ltd	110,600	3,974,239
Toho Gas Co Ltd	96,000	720,833
Tokyo Gas Co Ltd	88,800	3,771,324
		8,466,396
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	45,500	1,113,518
TOTAL UTILITIES		21,449,719
TOTAL JAPAN		1,721,212,827
KOREA (SOUTH) - 6.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	57,639	622,015
Entertainment - 0.0%
HYBE Co Ltd	6,292	1,134,659
JYP Entertainment Corp	7,980	344,527
Krafton Inc	8,062	1,458,823
NC Corp	3,922	728,768
Pearl Abyss Corp (b)(f)	8,831	354,371
		4,021,148
Interactive Media & Services - 0.1%
Kakao Corp	85,550	2,771,796
NAVER Corp	39,343	5,687,592
		8,459,388
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	29,396	1,917,150
TOTAL COMMUNICATION SERVICES		15,019,701
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	20,524	831,210
HL Mando Co Ltd (b)	8,772	343,875
Hyundai Mobis Co Ltd	16,400	4,773,637
		5,948,722
Automobiles - 0.2%
Hyundai Motor Co	37,246	13,586,836
Kia Corp	67,261	6,981,951
		20,568,787
Broadline Retail - 0.0%
Shinsegae Inc	1,648	458,382
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp (f)	7,563	583,724
Kangwon Land Inc	32,915	385,558
		969,282
Household Durables - 0.0%
Coway Co Ltd	14,366	840,575
LG Electronics Inc	29,055	2,816,338
		3,656,913
Textiles, Apparel & Luxury Goods - 0.0%
Youngone Corp	5,287	298,348
TOTAL CONSUMER DISCRETIONARY		31,900,434
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	4,899	357,075
Food Products - 0.0%
CJ CheilJedang Corp	2,224	374,333
Orion Corp/Republic of Korea	6,437	629,332
Samyang Foods Co Ltd (f)	1,158	1,058,130
		2,061,795
Personal Care Products - 0.1%
Amorepacific Corp	8,082	745,739
APR Corp/Korea	6,785	1,960,777
Cosmax Inc	2,201	317,056
LG H&H Co Ltd	2,521	437,306
		3,460,878
Tobacco - 0.0%
KT&G Corp	27,374	3,321,444
TOTAL CONSUMER STAPLES		9,201,192
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	12,545	2,680,599
S-Oil Corp	11,275	1,032,745
SK Innovation Co Ltd (b)	19,903	1,988,596
TOTAL ENERGY		5,701,940
Financials - 0.5%
Banks - 0.3%
BNK Financial Group Inc	79,249	1,012,701
Hana Financial Group Inc	77,515	6,777,853
iM Financial Group Co Ltd	38,428	500,493
Industrial Bank of Korea	71,537	1,103,620
JB Financial Group Co Ltd	30,125	561,040
KakaoBank Corp	98,299	1,635,408
KB Financial Group Inc	96,387	10,622,630
Shinhan Financial Group Co Ltd	128,258	8,765,747
Woori Financial Group Inc	188,402	4,323,926
		35,303,418
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	3,845	1,055,068
Korea Investment Holdings Co Ltd	11,386	1,882,997
Mirae Asset Securities Co Ltd (f)	55,558	2,483,617
NH Investment & Securities Co Ltd	41,036	946,954
Samsung Securities Co Ltd	17,261	1,272,907
		7,641,543
Financial Services - 0.0%
Meritz Financial Group Inc (b)	21,193	1,614,186
Insurance - 0.1%
DB Insurance Co Ltd	11,705	1,340,503
Hyundai Marine & Fire Insurance Co Ltd (b)	15,523	321,984
Samsung Fire & Marine Insurance Co Ltd	9,234	2,902,158
Samsung Life Insurance Co Ltd	29,492	5,048,177
		9,612,822
TOTAL FINANCIALS		54,171,969
Health Care - 0.2%
Biotechnology - 0.2%
ABLBio Inc (b)	10,983	1,028,258
Alteogen Inc	11,918	3,028,790
Celltrion Inc	43,722	5,993,728
PharmaResearch Co Ltd	1,644	352,682
Samsung Episholdings Co Ltd	1,744	648,301
		11,051,759
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)(f)	34,198	1,425,413
Life Sciences Tools & Services - 0.0%
LigaChem Biosciences Inc (b)	6,896	873,367
Peptron Inc (b)	5,837	1,048,755
Samsung Biologics Co Ltd (b)(c)(d)	3,356	3,367,543
		5,289,665
Pharmaceuticals - 0.0%
Hanall Biopharma Co Ltd (b)	9,527	311,011
Hanmi Pharm Co Ltd	1,732	545,800
Sam Chun Dang Pharm Co Ltd	3,951	1,136,954
SK Biopharmaceuticals Co Ltd (b)	7,568	520,083
Yuhan Corp	16,429	1,031,436
		3,545,284
TOTAL HEALTH CARE		21,312,121
Industrials - 1.1%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	9,158	8,853,184
Hanwha Systems Co Ltd (f)	20,477	1,646,133
Korea Aerospace Industries Ltd	20,100	2,317,576
LIG Defense&Aerospace Co Ltd	3,728	2,404,175
		15,221,068
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	12,348	1,918,815
Construction & Engineering - 0.1%
Daewoo Engineering & Construction Co Ltd (b)(f)	54,262	1,308,778
DL E&C Co Ltd	7,846	532,276
GS Engineering & Construction Corp	18,162	474,453
Hyundai Engineering & Construction Co Ltd	20,150	2,245,942
KEPCO Engineering & Construction Co Inc	5,289	687,039
Samsung E&A Co Ltd	43,536	1,586,864
		6,835,352
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (b)	124,511	10,921,129
Ecopro BM Co Ltd	14,718	2,085,698
Ecopro Co Ltd (f)	29,427	3,099,781
HD Hyundai Electric Co Ltd	6,317	5,466,976
Hyosung Heavy Industries Corp	1,454	3,941,943
L&F Co Ltd (b)	8,317	1,118,049
LG Energy Solution Ltd (b)(f)	11,724	3,704,183
LS Corp	4,703	1,472,559
LS Electric Co Ltd	21,272	4,111,426
POSCO Future M Co Ltd (f)	9,954	1,721,580
Taihan Cable & Solution Co Ltd (b)	29,251	1,132,052
		38,775,376
Industrial Conglomerates - 0.3%
CJ Corp	3,574	547,734
Doosan Co Ltd	1,895	2,105,581
GS Holdings Corp	11,556	645,944
Hanwha Corp	7,779	711,706
LG Corp	24,643	1,673,800
Samsung C&T Corp	24,608	5,059,797
SK Inc	10,144	2,971,825
SK Square Co Ltd (b)	24,561	14,386,282
		28,102,669
Machinery - 0.2%
Doosan Bobcat Inc	13,532	669,827
Hanwha Ocean Co Ltd (b)	36,670	3,302,008
HD Construction Equipment Co Ltd	8,349	1,055,659
HD Hyundai Heavy Industries Co Ltd (f)	9,041	4,237,385
HD Korea Shipbuilding & Offshore Engineering Co Ltd	12,809	4,036,598
Hyundai Elevator Co Ltd	5,321	359,363
Hyundai Rotem Co Ltd	20,037	3,690,214
Rainbow Robotics (b)	1,959	897,844
Samsung Heavy Industries Co Ltd (b)	200,605	4,447,010
		22,695,908
Marine Transportation - 0.0%
HMM Co Ltd	85,616	1,201,077
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	49,815	839,132
Trading Companies & Distributors - 0.0%
Posco International Corp	12,879	764,908
TOTAL INDUSTRIALS		116,354,305
Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.2%
Hanwha Vision Co Ltd (b)	9,038	538,740
IsuPetasys Co Ltd	14,606	1,526,060
LG Display Co Ltd (b)	85,561	718,974
LG Innotek Co Ltd	3,911	1,538,843
Samsung Electro-Mechanics Co Ltd	15,347	8,860,861
Samsung SDI Co Ltd (b)	17,004	8,104,907
		21,288,385
IT Services - 0.0%
Samsung SDS Co Ltd	10,872	1,238,504
Semiconductors & Semiconductor Equipment - 1.3%
DB HiTek Co Ltd	8,494	925,644
Eo Technics Co Ltd	2,266	736,314
Hanmi Semiconductor Co Ltd (f)	11,921	3,039,567
HPSP Co Ltd	13,435	489,658
LEENO Industrial Inc	11,644	956,941
SK Hynix Inc	151,464	135,937,878
WONIK IPS Co Ltd	8,808	716,364
		142,802,366
Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co Ltd	1,379,247	209,030,838
TOTAL INFORMATION TECHNOLOGY		374,360,093
Materials - 0.2%
Chemicals - 0.1%
Dongjin Semichem Co Ltd	9,195	359,129
Hansol Chemical Co Ltd	2,703	532,296
Hanwha Solutions Corp (b)	29,733	1,037,826
KCC Corp	1,049	400,417
Kumho Petrochemical Co Ltd	4,147	415,234
LG Chem Ltd	12,397	3,379,196
OCI Holdings Co Ltd	4,023	1,021,044
SKC Co Ltd (b)	5,422	440,072
SKC Co Ltd rights 5/15/2026 (b)	1,700	54,991
		7,640,205
Metals & Mining - 0.1%
Hyundai Steel Co	22,724	664,810
Korea Zinc Co Ltd (f)	3,363	3,627,977
POSCO Holdings Inc	20,944	6,648,162
		10,940,949
TOTAL MATERIALS		18,581,154
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	71,530	2,156,930
TOTAL KOREA (SOUTH)		648,759,839
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	673,920	1,249,218
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	445,545	404,251
Boubyan Bank KSCP	513,673	1,134,257
Gulf Bank KSCP	683,198	753,184
Kuwait Finance House KSCP	3,614,186	9,285,226
National Bank of Kuwait SAKP	2,560,494	7,161,056
Warba Bank KSCP	730,432	691,238
		19,429,212
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	31,914	292,675
TOTAL FINANCIALS		19,721,887
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	1,173,956	479,414
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	632,759	532,958
TOTAL INDUSTRIALS		1,012,372
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	187,520	612,869
TOTAL KUWAIT		22,596,346
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	93,259	769,458
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	32,424	2,245,972
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	11,622	618,990
ArcelorMittal SA	118,255	6,834,019
TOTAL MATERIALS		7,453,009
TOTAL LUXEMBOURG		10,468,439
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	575,000	2,453,160
Sands China Ltd	606,000	1,271,482

TOTAL MACAU		3,724,642
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	698,630	1,317,929
TIME dotCom Bhd	336,300	511,839
		1,829,768
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,136,528	673,263
CELCOMDIGI BHD	912,100	689,667
Maxis Bhd	649,100	571,515
		1,934,445
TOTAL COMMUNICATION SERVICES		3,764,213
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	590,700	383,155
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	1,278,100	538,498
Petronas Dagangan Bhd	99,700	507,991
		1,046,489
TOTAL CONSUMER DISCRETIONARY		1,429,644
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
99 Speed Mart Retail Holdings Bhd (b)	389,200	338,851
Food Products - 0.1%
IOI Corp Bhd	879,500	964,694
Kuala Lumpur Kepong Bhd	162,116	873,457
Nestle Malaysia Bhd	17,200	470,211
PPB Group Bhd	191,200	559,256
QL Resources Bhd	456,150	440,109
SD Guthrie Bhd	1,020,667	1,606,741
United Plantations BHD	83,600	668,541
		5,583,009
TOTAL CONSUMER STAPLES		5,921,860
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	1,254,800	718,302
Yinson Holdings BHD	644,400	348,154
TOTAL ENERGY		1,066,456
Financials - 0.3%
Banks - 0.3%
Alliance Bank Malaysia Bhd	334,100	392,677
AMMB Holdings Bhd	800,000	1,240,093
CIMB Group Holdings Bhd	2,356,796	4,553,189
Hong Leong Bank Bhd	211,900	1,197,640
Hong Leong Financial Group Bhd	68,900	327,261
Malayan Banking Bhd	2,128,995	5,947,741
Public Bank Bhd	4,250,300	5,013,790
RHB Bank Bhd	545,206	1,118,355
		19,790,746
Capital Markets - 0.0%
Bursa Malaysia Bhd	155,100	334,088
TOTAL FINANCIALS		20,124,834
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	870,300	1,934,095
Kpj Healthcare Bhd	716,300	601,362
TOTAL HEALTH CARE		2,535,457
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	1,670,814	1,865,119
IJM Corp Bhd	837,800	510,280
		2,375,399
Industrial Conglomerates - 0.0%
Sime Darby Bhd	967,700	527,625
Sunway Bhd	794,700	1,076,616
		1,604,241
Marine Transportation - 0.0%
MISC Bhd	362,700	765,522
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	309,070	447,303
TOTAL INDUSTRIALS		5,192,465
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	955,900	478,181
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	801,800	1,197,164
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,033,800	2,247,524
TOTAL MATERIALS		3,444,688
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	509,200	533,108
Sime Darby Property Bhd	1,071,200	383,580
		916,688
Retail REITs - 0.0%
Sunway Real Estate Investment Trust	548,000	339,669
TOTAL REAL ESTATE		1,256,357
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	802,700	2,943,005
Gas Utilities - 0.0%
Petronas Gas Bhd	264,400	1,186,043
Multi-Utilities - 0.0%
YTL Corp Bhd	1,531,500	789,054
YTL Corp Bhd warrants 6/2/2028 (b)	184,400	32,989
YTL Power International Bhd	768,000	740,201
YTL Power International Bhd warrants 6/2/2028 (b)	92,640	35,372
		1,597,616
TOTAL UTILITIES		5,726,664
TOTAL MALAYSIA		50,940,819
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	5,022,800	6,673,681
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	139,500	1,675,980
Coca-Cola Femsa SAB de CV unit	143,430	1,452,980
Fomento Economico Mexicano SAB de CV unit	472,100	5,579,474
		8,708,434
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	1,353,700	4,267,582
Food Products - 0.0%
Gruma SAB de CV Series B	43,475	754,494
Grupo Bimbo SAB de CV	376,300	1,281,297
Sigma Foods SAB de CV	994,989	942,672
		2,978,463
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	373,100	843,659
TOTAL CONSUMER STAPLES		16,798,138
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	201,100	629,484
Grupo Financiero Banorte SAB de CV	673,500	7,313,134
Grupo Financiero Inbursa SAB de CV Series O	477,600	1,175,648
		9,118,266
Consumer Finance - 0.0%
Gentera SAB de CV	282,900	741,077
Insurance - 0.0%
Qualitas Controladora SAB de CV	54,200	540,526
TOTAL FINANCIALS		10,399,869
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	147,400	1,120,656
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	73,800	979,423
Grupo Aeroportuario del Pacifico SAB de CV Series B	113,970	2,859,020
Grupo Aeroportuario del Sureste SAB de CV Series B	49,440	1,506,649
Promotora y Operadora de Infraestructura SAB de CV	47,340	749,592
		6,094,684
TOTAL INDUSTRIALS		7,215,340
Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	4,217,400	5,178,649
Metals & Mining - 0.2%
Fresnillo PLC	51,050	2,247,234
Grupo Mexico SAB de CV Series B	864,700	9,464,502
Industrias Penoles SAB de CV (b)	51,950	2,619,135
		14,330,871
TOTAL MATERIALS		19,509,520
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	750,000	1,287,603
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	296,040	1,354,580
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	240,300	855,360
TOTAL REAL ESTATE		3,497,543
TOTAL MEXICO		64,094,091
NETHERLANDS - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	1,062,885	5,683,830
Entertainment - 0.1%
Universal Music Group NV	290,012	6,080,858
TOTAL COMMUNICATION SERVICES		11,764,688
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	31,239	2,214,484
Heineken NV	76,640	5,949,196
		8,163,680
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	247,140	11,608,036
TOTAL CONSUMER STAPLES		19,771,716
Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)	157,741	5,478,078
ABN AMRO Bank NV rights (b)(e)	154,538	126,961
ING Groep NV	760,967	22,023,445
		27,628,484
Capital Markets - 0.0%
Euronext NV (c)	25,902	4,344,142
Financial Services - 0.1%
Adyen NV (b)(c)(d)	8,744	9,867,220
Insurance - 0.1%
ASR Nederland NV	43,565	3,300,957
NN Group NV	72,870	6,354,424
		9,655,381
TOTAL FINANCIALS		51,495,227
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	17,170	13,465,193
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	217,036	5,724,932
TOTAL HEALTH CARE		19,190,125
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	64,598	5,041,582
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	12,869	12,545,135
ASML Holding NV	107,664	155,633,295
BE Semiconductor Industries NV	20,507	5,949,620
TOTAL INFORMATION TECHNOLOGY		174,128,050
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	47,814	2,799,111
TOTAL NETHERLANDS		284,190,499
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chorus Ltd (Australia) (b)	116,231	677,750
Spark New Zealand Ltd	507,650	623,433
TOTAL COMMUNICATION SERVICES		1,301,183
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The (Australia) (b)	197,073	1,008,533
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	279,573	2,059,479
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	163,399	3,521,293
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	297,168	490,889
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	465,769	2,288,173
TOTAL INDUSTRIALS		2,779,062
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)(f)	47,374	2,782,190
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	268,994	1,511,864
Mercury NZ Ltd	190,863	755,677
		2,267,541
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	354,949	1,191,653
TOTAL UTILITIES		3,459,194
TOTAL NEW ZEALAND		16,910,934
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	175,199	2,883,833
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	48,576	1,335,949
TOTAL COMMUNICATION SERVICES		4,219,782
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	46,288	472,637
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	77,932	382,228
Mowi ASA	125,343	2,778,877
Orkla ASA	212,075	2,614,112
Salmar ASA	20,414	1,231,710
TOTAL CONSUMER STAPLES		7,006,927
Energy - 0.2%
Energy Equipment & Services - 0.0%
DOF Group ASA A Shares	42,067	623,874
TGS ASA	54,244	881,164
		1,505,038
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	84,537	3,290,343
BLUENORD ASA	6,471	411,392
DNO ASA A Shares	228,996	490,139
Equinor ASA	234,173	9,530,197
Frontline PLC (Norway)	39,578	1,439,635
Var Energi ASA	252,192	1,277,469
		16,439,175
TOTAL ENERGY		17,944,213
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	233,880	7,083,525
SpareBank 1 SMN	33,871	756,044
SpareBank 1 Sor-Norge ASA	56,922	1,228,793
		9,068,362
Insurance - 0.0%
Gjensidige Forsikring ASA	53,352	1,494,941
Protector Forsikring ASA	16,031	807,372
Storebrand ASA A Shares	122,338	2,359,688
		4,662,001
TOTAL FINANCIALS		13,730,363
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	122,056	4,084,035
Industrial Conglomerates - 0.0%
Aker ASA A Shares	6,441	746,666
Machinery - 0.0%
Kongsberg Maritime AS	119,632	784,057
TOMRA Systems ASA	61,667	624,012
		1,408,069
TOTAL INDUSTRIALS		6,238,770
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	59,190	641,432
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	49,185	1,003,375
TOTAL INFORMATION TECHNOLOGY		1,644,807
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	362,692	4,002,856
TOTAL NORWAY		55,260,355
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	18,866	6,115,791
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	45,153	1,471,536
TOTAL PERU		7,587,327
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	24,100	492,822
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	174,300	455,486
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	227,540	226,565
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	584,336	859,540
BDO Unibank Inc	588,177	1,102,447
Metropolitan Bank & Trust Co	482,094	530,869
TOTAL FINANCIALS		2,492,856
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	68,140	523,669
JG Summit Holdings Inc	807,900	359,838
SM Investments Corp	141,470	1,409,022
TOTAL INDUSTRIALS		2,292,529
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	1,529,800	377,289
SM Prime Holdings Inc	2,968,000	920,602
TOTAL REAL ESTATE		1,297,891
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	80,030	857,592
TOTAL PHILIPPINES		8,115,741
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	19,558	1,487,030
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	217,032	1,780,958
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	356	2,148,886
TOTAL CONSUMER DISCRETIONARY		3,929,844
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	131,414	1,162,308
Zabka Group SA (b)	116,964	746,352
TOTAL CONSUMER STAPLES		1,908,660
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	161,203	5,911,251
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	24,144	824,272
Bank Millennium SA (b)	165,076	812,901
Bank Polska Kasa Opieki SA	49,130	3,067,237
Erste Bank Polska SA	10,845	1,843,004
mBank SA (b)	3,588	1,129,911
Powszechna Kasa Oszczednosci Bank Polski SA	239,632	6,256,558
		13,933,883
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	158,796	2,786,202
TOTAL FINANCIALS		16,720,085
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	72,091	1,287,758
Construction & Engineering - 0.0%
Budimex SA	3,454	626,995
Professional Services - 0.0%
Benefit Systems SA (b)	780	860,737
TOTAL INDUSTRIALS		2,775,490
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	13,948	700,517
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	2,640	806,246
KGHM Polska Miedz SA (b)	37,789	3,156,728
TOTAL MATERIALS		3,962,974
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	230,568	677,430
Tauron Polska Energia SA (b)	262,071	684,387
TOTAL UTILITIES		1,361,817
TOTAL POLAND		38,757,668
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	77,130	1,852,113
Sonae SGPS SA	211,903	484,468
TOTAL CONSUMER STAPLES		2,336,581
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	116,126	2,720,374
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	2,479,287	2,645,022
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	836,949	4,560,750
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	97,111	430,253
TOTAL UTILITIES		4,991,003
TOTAL PORTUGAL		12,692,980
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	250,034	940,804
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	157,938	621,602
Qatar Gas Transport Co Ltd	761,368	894,989
TOTAL ENERGY		1,516,591
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	1,628,561	968,370
Commercial Bank PSQC/The	868,602	1,027,007
Doha Bank QPSC	568,559	421,617
Qatar International Islamic Bank QSC	331,635	1,030,154
Qatar Islamic Bank QPSC	471,024	2,874,527
Qatar National Bank QPSC	1,236,008	5,889,794
TOTAL FINANCIALS		12,211,469
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	531,563	1,744,625
Marine Transportation - 0.0%
Qatar Navigation QSC	265,838	752,757
TOTAL INDUSTRIALS		2,497,382
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	1,441,421	469,520
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	137,322	552,532
TOTAL QATAR		18,188,298
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	170,966	1,447,167
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(g)	12,713	1
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(g)	8,984	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(g)	1,373,390	0
LUKOIL PJSC (b)(g)	41,065	0
Novatek PJSC (b)(g)	110,726	0
Surgutneftegas PAO (b)(g)	1,002,400	0
Tatneft PJSC (b)(g)	175,192	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(g)	1,236,820	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(g)	280,800	0
GMK Norilskiy Nickel PAO (b)(g)	681,400	0
Polyus PJSC (b)(g)	36,530	0
Severstal PAO (b)(g)	21,400	0
TOTAL MATERIALS		0
TOTAL RUSSIA		1
SAUDI ARABIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	529,008	6,141,317
Media - 0.0%
Saudi Research & Media Group (b)	10,772	221,156
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	106,635	1,848,094
Mobile Telecommunications Co Saudi Arabia (b)	120,452	376,723
		2,224,817
TOTAL COMMUNICATION SERVICES		8,587,290
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	156,997	662,230
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	12,946	414,217
Jarir Marketing Co	162,552	652,288
		1,066,505
TOTAL CONSUMER DISCRETIONARY		1,728,735
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	10,298	288,305
Food Products - 0.0%
Almarai Co JSC	133,492	1,472,844
Saudia Dairy & Foodstuff Co	4,240	232,886
Savola Group/The (b)	40,982	295,468
		2,001,198
TOTAL CONSUMER STAPLES		2,289,503
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	95,041	496,680
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	816,129	14,916,849
Alinma Bank	414,022	2,684,713
Bank Al-Jazira	168,468	528,245
Bank AlBilad	200,357	1,338,741
Banque Saudi Fransi	345,591	1,779,326
Riyad Bank	549,483	3,040,067
Saudi Awwal Bank	101,196	918,467
Saudi Investment Bank/The	165,485	584,636
Saudi National Bank/The	817,106	8,557,772
		34,348,816
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	13,227	466,939
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	13,907	412,334
Bupa Arabia for Cooperative Insurance Co	7,312	355,803
Co for Cooperative Insurance/The	19,801	687,399
Rasan Information Technology Co (b)	10,341	389,873
		1,845,409
TOTAL FINANCIALS		36,661,164
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	12,029	398,668
Dr Sulaiman Al Habib Medical Services Group Co	28,476	1,840,443
Mouwasat Medical Services Co	24,495	444,117
TOTAL HEALTH CARE		2,683,228
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	9,133	400,337
Electrical Equipment - 0.0%
Electrical Industries Co	150,201	727,277
Riyadh Cables Group Co	15,432	544,780
		1,272,057
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	10,710	402,642
Passenger Airlines - 0.0%
flynas Co SJSC (b)	14,512	196,950
TOTAL INDUSTRIALS		2,271,986
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	6,518	385,814
Elm Co	7,414	1,158,407
TOTAL INFORMATION TECHNOLOGY		1,544,221
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	36,736	271,124
SABIC Agri-Nutrients Co	65,310	2,537,173
Sahara International Petrochemical Co	103,718	443,854
Saudi Aramco Base Oil Co	13,880	466,676
Saudi Basic Industries Corp	251,294	4,103,921
Saudi Industrial Investment Group	94,460	351,344
Saudi Kayan Petrochemical Co (b)	207,825	331,922
Yanbu National Petrochemical Co	76,442	748,828
		9,254,842
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	377,931	6,610,392
TOTAL MATERIALS		15,865,234
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (c)(d)	61,177	286,270
Dar Al Arkan Real Estate Development Co (b)	144,000	679,590
Makkah Construction & Development Co	26,701	571,325
Umm Al Qura for Development & Construction Co	129,304	558,519
TOTAL REAL ESTATE		2,095,704
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	224,166	1,060,313
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	64,471	2,891,354
TOTAL UTILITIES		3,951,667
TOTAL SAUDI ARABIA		78,175,412
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	1,973,700	7,148,344
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	103,154	8,755,712
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	1,557,100	835,569
TOTAL CONSUMER DISCRETIONARY		9,591,281
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	78,851	699,170
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	558,532	25,754,283
Oversea-Chinese Banking Corp Ltd	1,064,822	18,370,960
United Overseas Bank Ltd	398,100	11,337,514
		55,462,757
Capital Markets - 0.0%
Singapore Exchange Ltd	227,000	3,881,415
TOTAL FINANCIALS		59,344,172
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd (f)	425,000	3,601,653
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	611,500	711,949
Grab Holdings Ltd Class A (b)	797,361	3,045,919
		3,757,868
Industrial Conglomerates - 0.0%
Keppel Ltd	385,700	3,301,370
Machinery - 0.0%
Seatrium Ltd	600,098	1,112,497
Passenger Airlines - 0.0%
Singapore Airlines Ltd	409,750	2,029,380
Transportation Infrastructure - 0.0%
SATS Ltd	247,323	643,708
TOTAL INDUSTRIALS		14,446,476
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	67,500	861,565
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	179,670	9,698,952
TOTAL INFORMATION TECHNOLOGY		10,560,517
Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust (f)	1,619,168	3,015,727
Mapletree Pan Asia Commercial Trust	615,918	625,845
Suntec Real Estate Investment Trust	591,900	696,471
		4,338,043
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	1,109,918	2,181,508
Frasers Logistics & Commercial Trust (d)	832,100	628,849
Mapletree Industrial Trust	582,157	903,433
Mapletree Logistics Trust	927,410	892,816
		4,606,606
Office REITs - 0.0%
Keppel REIT (e)	42,855	30,173
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	633,073	1,388,406
City Developments Ltd	155,200	998,858
UOL Group Ltd	126,100	1,054,917
		3,442,181
Specialized REITs - 0.0%
Keppel DC REIT	541,380	1,001,951
TOTAL REAL ESTATE		13,418,954
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	5,375	497,248
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	247,300	1,297,816
TOTAL UTILITIES		1,795,064
TOTAL SINGAPORE		117,003,978
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	508,167	6,375,921
Vodacom Group Ltd	167,460	1,420,608
TOTAL COMMUNICATION SERVICES		7,796,529
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	217,410	11,772,735
Woolworths Holdings Ltd/South Africa	267,504	837,962
		12,610,697
Specialty Retail - 0.0%
Mr Price Group Ltd	70,761	662,687
Pepkor Holdings Ltd (c)(d)	1,001,731	1,321,209
		1,983,896
TOTAL CONSUMER DISCRETIONARY		14,594,593
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	93,939	2,298,693
Clicks Group Ltd	65,013	1,025,493
Shoprite Holdings Ltd	134,937	2,274,346
		5,598,532
Food Products - 0.0%
Tiger Brands Ltd	43,163	751,450
TOTAL CONSUMER STAPLES		6,349,982
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	67,112	886,003
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	214,138	2,995,554
Capitec Bank Holdings Ltd	24,804	6,440,433
Nedbank Group Ltd	125,359	2,010,410
Standard Bank Group Ltd	364,889	7,020,458
		18,466,855
Financial Services - 0.1%
FirstRand Ltd	1,480,046	7,839,380
Remgro Ltd	142,082	1,660,459
		9,499,839
Insurance - 0.0%
Discovery Ltd	167,949	2,605,516
Old Mutual Ltd	1,288,197	1,050,974
OUTsurance Group Ltd	233,281	991,102
Sanlam Ltd	453,653	2,330,427
		6,978,019
TOTAL FINANCIALS		34,944,713
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	100,107	835,352
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	93,630	1,311,410
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	164,284	2,283,474
Metals & Mining - 0.4%
Anglo American PLC	326,719	16,167,683
Gold Fields Ltd	248,260	10,516,851
Harmony Gold Mining Co Ltd	151,710	2,391,577
Impala Platinum Holdings Ltd	251,137	3,520,200
Northam Platinum Holdings Ltd	96,786	1,859,314
Pan African Resources PLC (South Africa)	545,678	1,040,743
Sibanye Stillwater Ltd	786,644	2,351,734
Valterra Platinum Ltd	73,620	5,929,577
		43,777,679
TOTAL MATERIALS		46,061,153
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	944,592	927,155
TOTAL SOUTH AFRICA		113,706,890
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	157,284	5,294,592
Telefonica SA	1,101,978	4,972,698
TOTAL COMMUNICATION SERVICES		10,267,290
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Amadeus IT Group SA Class A	125,069	7,216,774
Specialty Retail - 0.2%
Industria de Diseno Textil SA	311,154	18,471,102
TOTAL CONSUMER DISCRETIONARY		25,687,876
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	306,834	8,241,921
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	1,583,076	34,958,130
Banco de Sabadell SA	1,396,303	5,404,667
Banco Santander SA	4,073,188	49,621,560
Bankinter SA	180,287	2,997,226
CaixaBank SA	1,051,418	13,382,821
TOTAL FINANCIALS		106,364,404
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	54,496	7,841,402
Transportation Infrastructure - 0.0%
Aena SME SA (c)(d)	203,981	5,563,709
TOTAL INDUSTRIALS		13,405,111
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	120,935	2,107,740
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	87,972	3,943,054
Iberdrola SA	1,721,605	40,361,703
Redeia Corp SA	113,614	1,986,812
		46,291,569
Gas Utilities - 0.0%
Naturgy Energy Group SA	96,664	3,038,183
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	83,555	1,390,552
TOTAL UTILITIES		50,720,304
TOTAL SPAIN		216,794,646
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	644,922	3,371,037
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	154,133	3,162,708
TOTAL COMMUNICATION SERVICES		6,533,745
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)	40,418	2,848,488
Leisure Products - 0.0%
Thule Group AB (c)(d)	29,197	723,541
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	133,785	2,401,133
TOTAL CONSUMER DISCRETIONARY		5,973,162
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	30,292	924,894
Food Products - 0.0%
AAK AB	51,774	1,477,054
Household Products - 0.1%
Essity AB B Shares	164,434	4,354,511
TOTAL CONSUMER STAPLES		6,756,459
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	419,641	8,233,513
Svenska Handelsbanken AB A Shares	431,673	6,134,044
Swedbank AB A1 Shares	250,946	8,798,161
		23,165,718
Capital Markets - 0.1%
Avanza Bank Holding AB	33,592	1,205,386
EQT AB	103,292	3,318,232
Nordnet AB	35,345	1,159,951
		5,683,569
Financial Services - 0.2%
Industrivarden AB A Shares	37,506	1,977,517
Industrivarden AB C Shares	44,950	2,347,123
Investor AB B Shares	504,509	20,327,351
L E Lundbergforetagen AB B Shares	20,169	1,162,157
		25,814,148
TOTAL FINANCIALS		54,663,435
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	61,735	2,860,495
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	93,582	539,735
Getinge AB B Shares	59,826	1,189,360
		1,729,095
Health Care Technology - 0.0%
Sectra AB B Shares	36,373	1,005,376
TOTAL HEALTH CARE		5,594,966
Industrials - 0.9%
Aerospace & Defense - 0.0%
Saab AB B Shares	87,149	5,290,224
Building Products - 0.2%
Assa Abloy AB B Shares	274,914	10,463,273
Nibe Industrier AB B Shares	427,506	1,913,248
		12,376,521
Commercial Services & Supplies - 0.0%
Bravida Holding AB (c)(d)	55,378	572,209
Loomis AB	18,519	858,079
Securitas AB B Shares	139,932	2,335,547
		3,765,835
Construction & Engineering - 0.0%
Skanska AB B Shares	99,441	2,665,690
Sweco AB B Shares	55,988	765,285
		3,430,975
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	38,419	873,012
Lifco AB B Shares	62,755	1,950,739
		2,823,751
Machinery - 0.7%
Alfa Laval AB	80,220	4,761,372
Atlas Copco AB A Shares	703,835	13,279,691
Atlas Copco AB B Shares	425,783	7,141,155
Epiroc AB A Shares	173,286	5,002,665
Epiroc AB B Shares	108,636	2,685,086
Indutrade AB	74,072	1,582,085
Sandvik AB	295,445	12,259,076
SKF AB B Shares	93,877	2,334,533
Trelleborg AB B Shares	49,905	2,025,875
Volvo AB A Shares	53,953	1,862,957
Volvo AB B Shares	439,383	15,315,469
		68,249,964
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	72,444	2,615,995
Beijer Ref AB B Shares	104,906	1,468,019
		4,084,014
TOTAL INDUSTRIALS		100,021,284
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	810,263	9,665,626
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	583,902	6,276,184
Lagercrantz Group AB B Shares	54,569	1,425,582
Mycronic AB	40,850	1,278,671
		8,980,437
TOTAL INFORMATION TECHNOLOGY		18,646,063
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares (b)	71,948	585,621
Containers & Packaging - 0.0%
Billerud Aktiebolag	62,467	426,245
Metals & Mining - 0.1%
Boliden AB	78,904	4,102,983
SSAB AB B Shares	169,801	1,530,880
		5,633,863
Paper & Forest Products - 0.0%
Holmen AB B Shares	24,998	859,913
Svenska Cellulosa AB SCA B Shares	167,274	1,902,334
		2,762,247
TOTAL MATERIALS		9,407,976
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Castellum AB	104,736	1,336,320
Fabege AB	50,962	426,397
Fastighets AB Balder B Shares (b)	192,533	1,145,678
Sagax AB B Shares	59,726	1,186,401
Wallenstam AB B Shares	101,595	430,907
Wihlborgs Fastigheter AB	74,657	659,018
TOTAL REAL ESTATE		5,184,721
TOTAL SWEDEN		212,781,811
SWITZERLAND - 2.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	7,040	5,960,146
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	149,091	28,613,157
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	277	3,394,478
Chocoladefabriken Lindt & Spruengli AG participation certificates	30	3,874,064
TOTAL CONSUMER STAPLES		7,268,542
Financials - 0.9%
Capital Markets - 0.5%
Julius Baer Group Ltd	57,255	4,706,183
Partners Group Holding AG	6,004	6,516,148
UBS Group AG	843,115	37,227,194
		48,449,525
Insurance - 0.4%
Helvetia Baloise Holding AG (b)	21,240	5,817,316
Swiss Life Holding AG	7,908	9,278,882
Zurich Insurance Group AG	42,531	29,653,476
		44,749,674
TOTAL FINANCIALS		93,199,199
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	13,767	3,016,459
Straumann Holding AG	31,459	3,414,207
		6,430,666
Life Sciences Tools & Services - 0.1%
Lonza Group AG	19,482	11,977,951
Pharmaceuticals - 0.2%
Galderma Group AG	50,828	10,663,381
Sandoz Group AG	122,137	9,775,962
		20,439,343
TOTAL HEALTH CARE		38,847,960
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	8,774	5,920,078
Electrical Equipment - 0.4%
ABB Ltd	429,577	43,447,308
Machinery - 0.1%
Schindler Holding AG participation certificate	11,268	3,942,754
VAT Group AG (c)(d)	7,492	5,590,115
		9,532,869
Marine Transportation - 0.0%
Kuehne + Nagel International AG	14,730	3,444,258
Professional Services - 0.0%
SGS SA	46,774	5,066,809
TOTAL INDUSTRIALS		67,411,322
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	39,294	3,859,245
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	69,428	5,185,498
Givaudan SA	2,257	8,044,724
Sika AG	44,563	8,220,369
TOTAL MATERIALS		21,450,591
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	22,393	3,877,613
TOTAL SWITZERLAND		270,487,775
TAIWAN - 8.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,058,000	4,557,199
Entertainment - 0.0%
International Games System Co Ltd	71,000	1,692,976
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	483,000	1,445,067
Taiwan Mobile Co Ltd	493,000	1,741,364
		3,186,431
TOTAL COMMUNICATION SERVICES		9,436,606
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	547,000	543,000
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	52,000	583,795
Specialty Retail - 0.0%
Hotai Motor Co Ltd	105,960	1,604,763
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	66,000	703,409
Feng TAY Enterprise Co Ltd	174,417	389,746
Makalot Industrial Co Ltd	62,108	419,490
Pou Chen Corp	686,000	562,702
		2,075,347
TOTAL CONSUMER DISCRETIONARY		4,806,905
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	152,000	1,077,811
Food Products - 0.0%
Lien Hwa Industrial Holdings Corp	329,034	431,366
Uni-President Enterprises Corp	1,367,000	3,003,759
		3,435,125
TOTAL CONSUMER STAPLES		4,512,936
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	463,000	829,935
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	2,500,022	1,676,474
CTBC Financial Holding Co Ltd	5,468,000	9,072,978
E.Sun Financial Holding Co Ltd	4,508,114	4,563,232
Far Eastern International Bank	1,234,691	480,267
First Financial Holding Co Ltd	3,263,544	2,990,288
Hua Nan Financial Holdings Co Ltd	2,913,825	2,965,595
Mega Financial Holding Co Ltd	3,271,569	4,063,465
Shanghai Commercial & Savings Bank Ltd/The	1,279,218	1,583,352
SinoPac Financial Holdings Co Ltd	4,044,717	3,975,875
Taichung Commercial Bank Co Ltd	1,138,200	715,957
Taiwan Business Bank	1,999,276	1,038,368
Taiwan Cooperative Financial Holding Co Ltd	3,266,094	2,377,122
TS Financial Holding Co Ltd	6,923,929	5,239,449
		40,742,422
Capital Markets - 0.0%
Capital Securities Corp	581,000	519,678
Financial Services - 0.0%
Chailease Holding Co Ltd	468,891	1,723,933
Yuanta Financial Holding Co Ltd	3,713,403	6,171,810
		7,895,743
Insurance - 0.2%
Cathay Financial Holding Co Ltd	2,731,923	6,690,157
Fubon Financial Holding Co Ltd	2,492,054	7,125,179
KGI Financial Holding Co Ltd	4,742,830	3,242,755
		17,058,091
TOTAL FINANCIALS		66,215,934
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	91,693	1,924,418
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	345,000	1,148,225
TOTAL HEALTH CARE		3,072,643
Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	47,000	1,438,451
Electrical Equipment - 0.2%
Bizlink Holding Inc	48,881	4,403,146
Chung-Hsin Electric & Machinery Manufacturing Corp	115,000	544,248
Fortune Electric Co Ltd	62,670	1,790,299
Shihlin Electric & Engineering Corp	86,000	521,452
Tatung Co Ltd	490,300	471,809
Teco Electric and Machinery Co Ltd	339,000	684,433
Voltronic Power Technology Corp	19,250	479,868
Walsin Lihwa Corp	920,046	884,678
		9,779,933
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,050,000	859,869
Machinery - 0.0%
Hiwin Technologies Corp	80,192	806,224
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	303,657	1,948,726
Wan Hai Lines Ltd	379,000	907,714
Yang Ming Marine Transport Corp	490,000	765,858
		3,622,298
Passenger Airlines - 0.0%
China Airlines Ltd	779,000	442,910
Eva Airways Corp	759,619	807,040
		1,249,950
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	585,000	491,033
TOTAL INDUSTRIALS		18,247,758
Information Technology - 7.3%
Communications Equipment - 0.1%
Accton Technology Corp	142,000	10,432,690
Ezconn Corp	17,000	1,162,296
WNC Corp /Taiwan	104,000	718,284
		12,313,270
Electronic Equipment, Instruments & Components - 1.3%
AUO Corp	1,876,000	1,034,898
Chroma ATE Inc	111,000	7,608,802
Compeq Manufacturing Co Ltd	295,000	2,307,713
Delta Electronics Inc	533,000	37,495,807
E Ink Holdings Inc	262,000	1,156,539
Elite Material Co Ltd	90,000	13,453,089
Fositek Corp	15,000	1,009,589
Foxconn Technology Co Ltd	277,000	460,655
Gold Circuit Electronics Ltd	98,000	4,450,180
Hon Hai Precision Industry Co Ltd	3,371,800	23,897,634
Innolux Corp	2,224,943	1,705,404
Largan Precision Co Ltd	31,000	2,497,154
Lotes Co Ltd	25,398	2,144,519
Nan Ya Printed Circuit Board Corp	59,000	1,916,991
Simplo Technology Co Ltd	51,000	580,803
Sinbon Electronics Co Ltd	63,000	569,039
Synnex Technology International Corp	369,000	970,391
Taiwan Union Technology Corp	80,000	2,644,697
Tripod Technology Corp	125,000	1,806,635
Unimicron Technology Corp	375,540	10,700,534
Wpg Holding Co Ltd	457,040	1,469,153
WT Microelectronics Co Ltd	175,000	1,140,666
Yageo Corp	529,888	5,419,766
Zhen Ding Technology Holding Ltd	200,000	2,707,041
		129,147,699
Semiconductors & Semiconductor Equipment - 5.5%
ADATA Technology Co Ltd	83,000	1,189,553
Alchip Technologies Ltd	23,000	3,086,153
AP Memory Technology Corp	37,000	999,489
ASE Technology Holding Co Ltd	975,000	15,331,421
ASPEED Technology Inc	8,300	4,476,051
eMemory Technology Inc	18,000	2,286,824
Global Unichip Corp	24,000	3,328,859
Globalwafers Co Ltd	69,000	1,300,687
Hon Precision Inc	26,001	4,093,534
Jentech Precision Industrial Co Ltd	25,000	4,366,250
King Yuan Electronics Co Ltd	314,000	3,079,874
Kinsus Interconnect Technology Corp	89,000	1,516,779
LandMark Optoelectronics Corp	24,000	2,088,457
Macronix International Co Ltd (b)	536,340	2,689,110
MediaTek Inc	445,000	37,267,542
MPI Corp	24,000	3,865,793
Nanya Technology Corp (b)	328,000	2,329,423
Novatek Microelectronics Corp	171,000	2,228,165
Phison Electronics Corp	47,000	2,950,427
Powerchip Semiconductor Manufacturing Corp (b)	931,000	1,583,433
Powertech Technology Inc	196,000	1,289,540
Realtek Semiconductor Corp	144,000	2,466,251
Silicon Motion Technology Corp ADR	9,245	2,022,621
Sino-American Silicon Products Inc	157,000	681,945
Taiwan Semiconductor Manufacturing Co Ltd	6,690,000	465,910,122
United Microelectronics Corp	3,286,000	8,280,225
Vanguard International Semiconductor Corp	285,277	1,329,969
Win Semiconductors Corp	112,000	1,945,621
Winbond Electronics Corp	863,863	2,556,719
WinWay Technology Co Ltd	8,000	2,698,541
		589,239,378
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	845,000	745,329
Advantech Co Ltd	140,458	1,611,312
Asia Vital Components Co Ltd	94,000	8,633,394
Asustek Computer Inc	197,000	3,661,633
AURAS Technology Co Ltd	20,000	740,894
Catcher Technology Co Ltd	167,000	1,103,478
Chicony Electronics Co Ltd	179,000	707,065
Compal Electronics Inc	1,121,000	1,039,620
Gigabyte Technology Co Ltd	147,000	1,284,112
Inventec Corp	886,000	1,302,150
King Slide Works Co Ltd	20,000	2,545,444
Lite-On Technology Corp	606,000	3,259,639
Micro-Star International Co Ltd	198,000	616,887
Pegatron Corp	564,000	1,480,257
Quanta Computer Inc	762,000	7,621,982
Wistron Corp	886,000	3,914,485
Wiwynn Corp	32,000	4,819,785
		45,087,466
TOTAL INFORMATION TECHNOLOGY		775,787,813
Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	1,127,000	1,881,502
Formosa Plastics Corp	1,332,000	2,181,976
Nan Ya Plastics Corp	1,586,000	4,566,917
		8,630,395
Construction Materials - 0.0%
Asia Cement Corp	688,000	765,331
TCC Group Holdings Co Ltd	1,905,600	1,483,200
		2,248,531
Metals & Mining - 0.0%
China Steel Corp	3,385,000	2,016,292
TA Chen Stainless Pipe	582,789	699,540
		2,715,832
TOTAL MATERIALS		13,594,758
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	482,275	621,657
TOTAL TAIWAN		897,126,945
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	617,650	260,295
True Corp PCL depository receipt	3,482,049	1,467,431
		1,727,726
Media - 0.0%
VGI PCL warrants (b)	116,340	72
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	18,600	194,565
Advanced Info Service PCL depository receipt	282,400	2,954,037
		3,148,602
TOTAL COMMUNICATION SERVICES		4,876,400
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL	125,208	70,709
Central Retail Corp PCL depository receipt	648,300	366,117
		436,826
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	1,800,900	116,747
Central Plaza Hotel PCL depository receipt	145,800	139,188
Minor International PCL	154,556	98,521
Minor International PCL depository receipt	580,148	369,814
		724,270
Specialty Retail - 0.0%
Home Product Center PCL	164,700	30,767
Home Product Center PCL depository receipt	832,900	155,596
PTT Oil & Retail Business PCL depository receipt	883,200	335,014
Siam Global House PCL depository receipt	390,270	80,104
		601,481
TOTAL CONSUMER DISCRETIONARY		1,762,577
Consumer Staples - 0.0%
Beverages - 0.0%
Osotspa PCL	17,300	7,938
Osotspa PCL depository receipt	295,200	135,459
Thai Beverage PCL	2,197,900	725,246
		868,643
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	163,000	218,306
CP ALL PCL depository receipt	1,033,600	1,384,301
		1,602,607
Food Products - 0.0%
Charoen Pokphand Foods PCL	224,100	133,113
Charoen Pokphand Foods PCL depository receipt	659,600	391,796
Thai Union Group PCL	86,400	30,585
Thai Union Group PCL depository receipt	456,000	161,428
Thaifoods Group PCL depository receipt	774,100	237,719
		954,641
TOTAL CONSUMER STAPLES		3,425,891
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	1,147,400	208,327
PTT Exploration & Production PCL	82,500	392,299
PTT Exploration & Production PCL depository receipt	312,900	1,487,886
PTT PCL	317,500	346,613
PTT PCL depository receipt	2,103,800	2,296,712
Thai Oil PCL	40,175	59,500
Thai Oil PCL depository receipt	205,077	303,724
TOTAL ENERGY		5,095,061
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL	11,400	56,966
Bangkok Bank PCL depository receipt	150,000	749,552
Kasikornbank PCL	46,900	281,784
Kasikornbank PCL depository receipt	282,400	1,696,717
Kiatnakin Phatra Bank PCL	51,800	125,869
Kiatnakin Phatra Bank PCL depository receipt	48,700	118,335
Krung Thai Bank PCL	166,000	168,424
Krung Thai Bank PCL depository receipt	796,000	807,626
SCB X PCL	49,550	199,616
SCB X PCL depository receipt	186,500	751,330
Thanachart Capital PCL	8,300	14,395
Thanachart Capital PCL depository receipt	130,700	224,970
Tisco Financial Group PCL	700	2,355
Tisco Financial Group PCL depository receipt	99,700	335,465
TMBThanachart Bank PCL	1,153,387	80,210
TMBThanachart Bank PCL depository receipt	11,853,971	824,366
		6,437,980
Consumer Finance - 0.0%
Krungthai Card PCL	15,600	14,040
Krungthai Card PCL depository receipt	247,400	222,657
Muangthai Capital PCL	29,100	26,472
Muangthai Capital PCL depository receipt	154,800	140,821
Srisawad Corp PCL	32,186	23,226
Srisawad Corp PCL depository receipt	192,925	138,550
TIDLOR Holdings PCL depository receipt	412,910	216,546
		782,312
Insurance - 0.0%
Thai Life Insurance PCL	237,600	76,906
Thai Life Insurance PCL depository receipt	346,200	112,057
		188,963
TOTAL FINANCIALS		7,409,255
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	172,600	97,081
Bangkok Dusit Medical Services PCL depository receipt	1,172,100	659,262
Bumrungrad Hospital Pcl	19,000	105,443
Bumrungrad Hospital Pcl depository receipt	84,200	467,282
TOTAL HEALTH CARE		1,329,068
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL (b)	383,533	24,706
BTS Group Holdings PCL depository receipt (b)	1,816,022	116,372
		141,078
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	327,600	518,613
Airports of Thailand PCL depository receipt	873,200	1,382,337
Bangkok Expressway & Metro PCL	356,100	58,135
Bangkok Expressway & Metro PCL depository receipt	1,665,000	271,820
		2,230,905
TOTAL INDUSTRIALS		2,371,983
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	274,000	2,688,241
Delta Electronics Thailand PCL depository receipt	1,007,200	9,881,739
TOTAL INFORMATION TECHNOLOGY		12,569,980
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	548,800	435,277
PTT Global Chemical PCL depository receipt	467,300	568,981
		1,004,258
Construction Materials - 0.0%
Siam Cement PCL/The	2,600	19,241
Siam Cement PCL/The depository receipt	85,000	629,037
		648,278
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	341,600	263,759
TOTAL MATERIALS		1,916,295
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	62,000	118,734
Central Pattana PCL depository receipt	304,800	583,713
WHA Corp PCL	369,000	50,964
WHA Corp PCL depository receipt	1,552,400	214,410
TOTAL REAL ESTATE		967,821
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	63,100	218,873
Energy Absolute PCL warrants 2/13/2028 (b)	42,100	717
Global Power Synergy PCL	44,294	47,553
Global Power Synergy PCL depository receipt	133,000	142,787
Gulf Development PCL	351,002	623,056
Gulf Development PCL depository receipt	1,641,138	2,913,149
TOTAL UTILITIES		3,946,135
TOTAL THAILAND		45,670,466
TURKEY - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	322,006	798,873
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	203,131	440,565
Tofas Turk Otomobil Fabrikasi AS	31,894	207,875
		648,440
Household Durables - 0.0%
Arcelik AS (b)	32,375	80,177
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	207,294	104,324
Dogus Otomotiv Servis ve Ticaret AS	18,962	75,748
		180,072
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	410,573	96,226
Isiklar Enerji ve Yapi Holding AS (b)	127,162	278,754
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	185,234	177,589
		552,569
TOTAL CONSUMER DISCRETIONARY		1,461,258
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	571,259	239,959
Coca-Cola Icecek AS	216,829	359,904
		599,863
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	125,919	2,066,382
Migros Ticaret AS	30,341	430,759
Sok Marketler Ticaret AS (b)	90,536	101,988
		2,599,129
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	44,566	122,203
TOTAL CONSUMER STAPLES		3,321,195
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	261,378	1,567,640
Financials - 0.1%
Banks - 0.1%
Akbank TAS	834,430	1,351,790
Haci Omer Sabanci Holding AS	373,745	791,168
Turkiye Is Bankasi AS Class C	2,238,697	710,481
Yapi ve Kredi Bankasi AS (b)	877,803	719,575
		3,573,014
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	112,780	105,529
Tera Yatirim Menkul Degerler AS	59,383	316,729
		422,258
Consumer Finance - 0.0%
Katilimevim Tasarruf Finansman AS	350,225	891,360
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	1,707	79,485
Destek Finans Faktoring AS	22,743	1,374,101
Global Yatirim Holding AS (b)	321,133	108,739
Turkiye Sinai Kalkinma Bankasi AS	399,570	102,579
		1,664,904
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	161,567	103,265
Turkiye Sigorta AS	581,744	181,020
		284,285
TOTAL FINANCIALS		6,835,821
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	19,954	196,406
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	332,446	3,091,982
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	318,410	140,937
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	455,876	1,055,326
Ral Yatirim Holding AS (b)	32,378	241,126
Tekfen Holding AS	54,463	171,881
		1,468,333
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	101,120	635,571
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (b)	213,969	125,299
		760,870
Ground Transportation - 0.0%
LDR Turizm AS	70,499	185,669
Pasifik Eurasia Lojistik Dis Ticaret AS (b)	59,710	174,433
		360,102
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	374,827	260,311
Alarko Holding AS (b)	49,257	104,270
Bera Holding AS (b)	208,155	78,545
KOC Holding AS	352,300	1,576,529
Turkiye Sise ve Cam Fabrikalari AS	307,535	325,743
		2,345,398
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	9,469	80,210
Turk Traktor ve Ziraat Makineleri AS (b)	6,072	59,665
		139,875
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (b)	61,617	246,278
Turk Hava Yollari AO	153,005	1,043,799
		1,290,077
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	50,043	308,444
TOTAL INDUSTRIALS		9,906,018
Information Technology - 0.0%
IT Services - 0.0%
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	8,852	223,138
Software - 0.0%
MIA Teknoloji AS (b)	97,319	86,066
TOTAL INFORMATION TECHNOLOGY		309,204
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	669,012	50,785
Petkim Petrokimya Holding AS (b)	391,228	206,936
Sasa Polyester Sanayi AS (b)	2,792,726	194,073
		451,794
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS (b)	1,039,398	143,080
Cimsa Cimento Sanayi VE Ticaret AS	76,599	97,646
Nuh Cimento Sanayi AS	21,708	118,954
Oyak Cimento Fabrikalari AS	315,191	165,322
		525,002
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	10,588	128,177
Eldorado Gold Corp	55,997	1,730,183
Eregli Demir ve Celik Fabrikalari TAS	961,051	746,980
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	226,057	192,714
TR Anadolu Metal Madencilik Isletmeleri AS (b)	54,376	142,966
Turk Altin Isletmeleri AS (b)	265,605	243,240
		3,184,260
TOTAL MATERIALS		4,161,056
Real Estate - 0.0%
Diversified REITs - 0.0%
Peker Gayrimenkul Yatirim Ortakligi AS (b)	947,680	343,755
Industrial REITs - 0.0%
Reysas Gayrimenkul Yatirim Ortakligi AS (b)	168,248	112,823
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS (b)	98,671	181,468
LYDIA HOLDING AS (b)	24,383	105,929
Tera Yatirim Teknoloji Holding AS (b)	307,226	178,142
Ufuk Yatirim Yonetim ve Gayrimenkul AS (b)	5,191	178,185
		643,724
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	496,408	226,096
TOTAL REAL ESTATE		1,326,398
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (c)(d)	72,191	196,195
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	141,464	86,034
Enerya Enerji AS	715,896	141,010
		227,044
Independent Power and Renewable Electricity Producers - 0.0%
Aksa Enerji Uretim AS (b)	71,375	129,845
Margun Enerji Uretim Sanayi VE Ticaret AS	197,980	280,640
		410,485
TOTAL UTILITIES		833,724
TOTAL TURKEY		30,717,593
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	970,365	4,913,776
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	752,951	407,930
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	805,613	804,933
TOTAL CONSUMER DISCRETIONARY		1,212,863
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	694,353	1,069,952
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	384,856	615,040
TOTAL ENERGY		1,684,992
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	883,136	3,317,981
Abu Dhabi Islamic Bank PJSC	406,885	2,428,172
Dubai Islamic Bank PJSC	823,024	1,599,845
Emirates NBD Bank PJSC	685,161	5,409,509
First Abu Dhabi Bank PJSC	1,230,697	5,883,598
TOTAL FINANCIALS		18,639,105
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	702,041	407,107
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Dubai Investments PJSC (b)	562,770	622,048
Modon Holding PSC (b)	856,877	683,524
		1,305,572
Passenger Airlines - 0.0%
Air Arabia PJSC	642,287	865,569
Transportation Infrastructure - 0.0%
Salik Co PJSC	508,226	774,840
TOTAL INDUSTRIALS		2,945,981
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,056,306	2,217,233
Emaar Development PJSC	226,881	900,581
Emaar Properties PJSC	1,723,330	5,536,276
TOTAL REAL ESTATE		8,654,090
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	2,528,707	1,824,365
TOTAL UNITED ARAB EMIRATES		40,282,279
UNITED KINGDOM - 6.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	1,576,881	4,646,602
Interactive Media & Services - 0.0%
Autotrader Group PLC (c)(d)	234,154	1,575,137
Rightmove PLC	209,253	1,234,067
		2,809,204
Media - 0.0%
Informa PLC	356,704	3,847,161
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	5,421,621	8,626,595
TOTAL COMMUNICATION SERVICES		19,929,562
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Next PLC	31,951	5,628,139
Diversified Consumer Services - 0.0%
Pearson PLC	175,622	2,591,649
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	471,682	13,325,017
Entain PLC	174,469	1,290,553
Whitbread PLC	46,964	1,427,666
		16,043,236
Household Durables - 0.0%
Barratt Redrow PLC	401,420	1,367,138
Persimmon PLC	90,419	1,300,508
		2,667,646
Leisure Products - 0.0%
Games Workshop Group PLC	9,229	2,447,625
Specialty Retail - 0.0%
Kingfisher PLC	478,437	1,881,360
TOTAL CONSUMER DISCRETIONARY		31,259,655
Consumer Staples - 1.1%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	57,269	5,415,929
Diageo PLC	617,625	12,488,000
		17,903,929
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	465,875	2,084,393
Marks & Spencer Group PLC	572,808	2,572,959
Tesco PLC	1,770,621	11,614,380
		16,271,732
Food Products - 0.0%
Associated British Foods PLC	78,986	1,966,871
Household Products - 0.1%
Reckitt Benckiser Group PLC	178,857	11,380,425
Personal Care Products - 0.3%
Unilever PLC	605,227	35,293,897
Tobacco - 0.4%
British American Tobacco PLC	549,315	32,351,815
Imperial Brands PLC	206,958	7,862,887
		40,214,702
TOTAL CONSUMER STAPLES		123,031,556
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	63,726	2,291,872
Oil, Gas & Consumable Fuels - 0.0%
DCC PLC	23,773	1,792,140
TOTAL ENERGY		4,084,012
Financials - 2.1%
Banks - 1.6%
Barclays PLC	3,831,165	22,519,275
HSBC Holdings PLC	4,762,679	87,632,465
Lloyds Banking Group PLC	16,362,524	22,241,629
NatWest Group PLC	2,213,996	17,658,560
Standard Chartered PLC	512,565	13,052,380
		163,104,309
Capital Markets - 0.3%
3i Group PLC	284,274	9,886,413
Aberdeen Group PLC	503,688	1,426,304
ICG PLC	81,141	2,003,989
IG Group Holdings PLC	93,479	1,911,839
London Stock Exchange Group PLC	126,151	16,393,527
Schroders PLC	244,751	1,931,661
St James's Place PLC	146,612	2,430,935
		35,984,668
Financial Services - 0.0%
M&G PLC	636,233	2,620,638
Wise PLC Class A (b)	193,787	2,771,412
		5,392,050
Insurance - 0.2%
Admiral Group PLC	74,825	3,439,416
Aviva PLC	847,910	7,195,056
Beazley PLC	166,307	2,887,617
Hiscox Ltd	90,479	1,905,887
Legal & General Group PLC	1,582,475	5,419,989
Standard Life PLC	224,619	2,310,716
		23,158,681
TOTAL FINANCIALS		227,639,708
Health Care - 1.1%
Health Care Equipment & Supplies - 0.0%
Convatec Group PLC (c)(d)	475,171	1,362,707
Smith & Nephew PLC	235,862	3,649,687
		5,012,394
Pharmaceuticals - 1.1%
Astrazeneca PLC	430,081	81,628,260
GSK PLC	1,130,477	29,638,252
		111,266,512
TOTAL HEALTH CARE		116,278,906
Industrials - 1.1%
Aerospace & Defense - 0.6%
Babcock International Group PLC	138,802	2,084,234
BAE Systems PLC	831,447	23,125,501
Melrose Industries PLC	327,455	2,145,489
Rolls-Royce Holdings PLC	2,337,281	37,610,498
		64,965,722
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	658,668	4,440,583
Verisure PLC (b)	63,341	782,802
		5,223,385
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	755,500	6,308,568
Smiths Group PLC	87,786	3,038,930
		9,347,498
Machinery - 0.1%
IMI PLC	68,829	2,614,961
Spirax Group PLC	20,640	2,013,196
Weir Group PLC/The	72,239	2,608,861
		7,237,018
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	634,601	3,210,560
Professional Services - 0.2%
Intertek Group PLC	42,758	2,756,126
RELX PLC	503,109	18,346,552
		21,102,678
Trading Companies & Distributors - 0.1%
Bunzl PLC	90,207	2,973,768
Diploma PLC	37,277	3,520,293
Howden Joinery Group PLC	150,772	1,594,116
		8,088,177
TOTAL INDUSTRIALS		119,175,038
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	105,450	6,323,652
Software - 0.0%
Sage Group PLC/The	265,258	3,163,638
TOTAL INFORMATION TECHNOLOGY		9,487,290
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	38,282	1,484,108
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	282,120	1,485,288
Land Securities Group PLC	209,743	1,687,653
		3,172,941
Industrial REITs - 0.1%
Segro PLC	377,326	3,568,453
Tritax Big Box REIT PLC	706,077	1,450,799
		5,019,252
TOTAL REAL ESTATE		8,192,193
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	336,213	12,037,900
Multi-Utilities - 0.3%
Centrica PLC	1,280,933	3,744,028
National Grid PLC	1,377,168	24,652,110
		28,396,138
Water Utilities - 0.0%
Severn Trent PLC	73,811	3,283,328
United Utilities Group PLC	190,282	3,772,555
		7,055,883
TOTAL UTILITIES		47,489,921
TOTAL UNITED KINGDOM		708,051,949
UNITED STATES - 5.1%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	43,405	19,382,503
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy) (b)	562,824	4,101,407
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC	42,091	6,023,222
TOTAL CONSUMER DISCRETIONARY		10,124,629
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV depository receipt	101,305	1,619,472
Nestle SA	714,501	72,335,827
TOTAL CONSUMER STAPLES		73,955,299
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	92,663	2,957,930
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	4,355,791	34,479,722
DHT Holdings Inc	35,288	652,122
Shell PLC	1,574,266	71,576,848
		106,708,692
TOTAL ENERGY		109,666,622
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	82,842	13,353,747
Health Care - 2.1%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	261,463	5,934,993
Legend Biotech Corp ADR (b)	22,199	522,120
		6,457,113
Health Care Equipment & Supplies - 0.1%
Alcon AG	138,638	10,330,203
Life Sciences Tools & Services - 0.0%
ICON PLC (b)	21,275	2,517,471
QIAGEN NV (Germany)	57,532	1,960,514
		4,477,985
Pharmaceuticals - 1.9%
Belite Bio Inc ADR (b)	5,001	795,959
Haleon PLC	2,471,704	11,414,011
Novartis AG	527,097	77,899,491
Roche Holding AG	194,975	79,452,282
Roche Holding AG bearer shares	7,860	3,285,437
Sanofi SA	297,654	27,853,413
Structure Therapeutics Inc ADR (b)	17,858	740,214
		201,440,807
TOTAL HEALTH CARE		222,706,108
Industrials - 0.8%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	74,080	2,972,253
Waste Connections Inc	70,926	11,683,588
		14,655,841
Construction & Engineering - 0.1%
Ferrovial SE	134,113	9,198,557
Electrical Equipment - 0.5%
Schneider Electric SE	150,076	47,755,508
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	715	1,677,689
AP Moller - Maersk A/S Series B	1,225	2,902,260
		4,579,949
Professional Services - 0.1%
Experian PLC	253,550	9,277,154
TOTAL INDUSTRIALS		85,467,009
Information Technology - 0.0%
Software - 0.0%
JFrog Ltd (b)(f)	28,029	1,301,667
Monday.com Ltd (b)	11,163	735,306
TOTAL INFORMATION TECHNOLOGY		2,036,973
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	23,495	1,282,785
Holcim AG	140,035	13,012,952
James Hardie Industries PLC depository receipt (b)(f)	161,324	3,441,850
Titan SA (Greece)	10,526	565,065
TOTAL MATERIALS		18,302,652
TOTAL UNITED STATES		554,995,542
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	187,636	4,594,378
TOTAL COMMON STOCKS (Cost $7,797,452,450)		10,603,663,902

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	127,561	2,189,771
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	42,094	1,531,639
Volkswagen AG non-voting shares	57,232	5,803,799
TOTAL CONSUMER DISCRETIONARY		7,335,438
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	44,877	3,270,800
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	6,995	1,783,143
TOTAL GERMANY		12,389,381
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	6,000	1,020,807
Hyundai Motor Co Series 2	10,258	1,740,424
TOTAL CONSUMER DISCRETIONARY		2,761,231
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	226,418	24,595,054
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd non-voting shares	815	104,071
TOTAL KOREA (SOUTH)		27,460,356
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(g)	841,000	0
Transneft PJSC (b)(g)	16,800	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(g)	109,390	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $31,684,982)		42,039,508

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (i) (Cost $5,107,331)	3.64	5,114,000	5,107,383

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	138,645,560	138,673,289
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	49,353,267	49,358,203
TOTAL MONEY MARKET FUNDS (Cost $188,031,302)			188,031,492

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $8,022,276,065)	10,838,842,285
NET OTHER ASSETS (LIABILITIES) - 0.1%	10,405,820
NET ASSETS - 100.0%	10,849,248,105

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	773	6/2026	117,731,765	6,314,100
ICE MSCI Emerging Markets Index Contracts (United States)	803	6/2026	65,613,130	6,858,469
TMX S&P/TSX 60 Index Contracts (Canada)	57	6/2026	16,652,468	772,076

TOTAL FUTURES CONTRACTS				13,944,645
The notional amount of long futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $168,580,732 or 1.6% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $170,642,520 or 1.6% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)	Level 3 security.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,107,383.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	105,211,882	1,663,154,735	1,629,690,207	3,300,284	(3,121)	-	138,673,289	138,645,560	0.2%
Fidelity Securities Lending Cash Central Fund	30,310,158	167,774,687	148,726,988	146,484	345	1	49,358,203	49,353,267	0.1%
Total	135,522,040	1,830,929,422	1,778,417,195	3,446,768	(2,776)	1	188,031,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	494,670,623	107,286,053	387,384,569	1
Consumer Discretionary	891,241,914	207,257,052	683,984,862	-
Consumer Staples	543,069,605	180,426,454	362,643,151	-
Energy	544,743,942	285,010,880	259,733,062	-
Financials	2,531,505,846	1,037,357,396	1,494,148,450	-
Health Care	724,675,503	259,910,997	464,764,506	-
Industrials	1,630,401,711	442,512,104	1,187,889,607	-
Information Technology	1,919,409,341	170,856,510	1,748,552,831	-
Materials	764,111,698	278,683,448	484,156,964	1,271,286
Real Estate	202,438,717	59,166,570	143,272,147	-
Utilities	357,395,002	148,840,391	207,283,325	1,271,286

Non-Convertible Preferred Stocks
Consumer Discretionary	10,096,669	-	10,096,669	-
Consumer Staples	3,270,800	3,270,800	-	-
Energy	-	-	-	-
Financials	2,189,771	2,189,771	-	-
Health Care	1,783,143	1,783,143	-	-
Information Technology	24,595,054	-	24,595,054	-
Materials	104,071	-	104,071	-

U.S. Treasury Obligations	5,107,383	-	5,107,383	-

Money Market Funds	188,031,492	188,031,492	-	-
Total Investments in Securities:	10,838,842,285	3,372,583,061	7,463,716,651	2,542,573
Derivative Instruments:

Assets
Futures Contracts	13,944,645	13,944,645	-	-
Total Assets	13,944,645	13,944,645	-	-
Total Derivative Instruments:	13,944,645	13,944,645	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,944,645	-
Total Equity Risk	13,944,645	-
Total Value of Derivatives	13,944,645	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® International Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,438,732) - See accompanying schedule:
Unaffiliated issuers (cost $7,834,244,763)	$10,650,810,793
Fidelity Central Funds (cost $188,031,302)	188,031,492

Total Investment in Securities (cost $8,022,276,065)		$10,838,842,285
Segregated cash with brokers for derivative instruments		2,498,524
Cash		66,847
Foreign currency held at value (cost $31,457,440)		31,454,032
Receivable for fund shares sold		19,256,241
Dividends receivable		28,952,186
Reclaims receivable		20,580,687
Distributions receivable from Fidelity Central Funds		676,425
Receivable for variation margin on futures contracts		3,998,949
Total assets		10,946,326,176
Liabilities
Payable for investments purchased
Regular delivery	$35,975,377
Delayed delivery	423,657
Payable for fund shares redeemed	5,276,229
Deferred taxes	6,032,322
Other payables and accrued expenses	12,532
Collateral on securities loaned	49,357,954
Total liabilities		97,078,071
Net Assets		$10,849,248,105
Net Assets consist of:
Paid in capital		$8,227,509,877
Total accumulated earnings (loss)		2,621,738,228
Net Assets		$10,849,248,105
Net Asset Value, offering price and redemption price per share ($10,849,248,105 ÷ 667,816,002 shares)		$16.25
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$124,922,551
Interest		124,470
Income from Fidelity Central Funds (including $146,484 from security lending)		3,446,768
Security lending		44,931
Income before foreign taxes withheld		$128,538,720
Less foreign taxes withheld		(9,868,696)
Total income		118,670,024
Expenses
Independent trustees' fees and expenses	$12,484
Total expenses		12,484
Net Investment income (loss)		118,657,540
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $190,073)	(37,910,518)
Fidelity Central Funds	(2,776)
Foreign currency transactions	636,294
Futures contracts	8,490,966
Total net realized gain (loss)		(28,786,034)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,892,927)	1,034,945,243
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	1,241,320
Futures contracts	11,604,559
Total change in net unrealized appreciation (depreciation)		1,047,791,123
Net gain (loss)		1,019,005,089
Net increase (decrease) in net assets resulting from operations		$1,137,662,629
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,657,540	$161,591,818
Net realized gain (loss)	(28,786,034)	(16,175,833)
Change in net unrealized appreciation (depreciation)	1,047,791,123	1,204,482,121
Net increase (decrease) in net assets resulting from operations	1,137,662,629	1,349,898,106
Distributions to shareholders	(208,949,410)	(129,942,722)

Share transactions
Proceeds from sales of shares	3,005,532,030	2,388,371,694
Reinvestment of distributions	185,499,406	114,268,279
Cost of shares redeemed	(712,614,228)	(804,390,641)

Net increase (decrease) in net assets resulting from share transactions	2,478,417,208	1,698,249,332
Total increase (decrease) in net assets	3,407,130,427	2,918,204,716

Net Assets
Beginning of period	7,442,117,678	4,523,912,962
End of period	$10,849,248,105	$7,442,117,678

Other Information
Shares
Sold	195,275,570	183,103,565
Issued in reinvestment of distributions	12,801,892	9,791,627
Redeemed	(46,495,225)	(63,795,734)
Net increase (decrease)	161,582,237	129,099,458

Financial Highlights
Fidelity ZERO® International Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.70	$12.00	$9.99	$9.08	$12.40	$9.67
Income from Investment Operations
Net investment income (loss) A,B	.20	.37	.34	.33	.33	.30
Net realized and unrealized gain (loss)	1.74	2.67	2.00	.85	(3.34)	2.62
Total from investment operations	1.94	3.04	2.34	1.18	(3.01)	2.92
Distributions from net investment income	(.39)	(.34)	(.33)	(.27)	(.31)	(.19)
Total distributions	(.39)	(.34)	(.33)	(.27)	(.31)	(.19)
Net asset value, end of period	$16.25	$14.70	$12.00	$9.99	$9.08	$12.40
Total Return C,D	13.55%	26.07%	23.79%	13.03%	(24.79)%	30.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.61% H	2.91%	2.92%	3.12%	3.11%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$10,849,248	$7,442,118	$4,523,913	$3,278,560	$2,621,272	$3,139,096
Portfolio turnover rate I	7 % H	3%	5%	6%	6%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity ZERO® Large Cap Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	117,694	11,031,459
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (b)	51,546	5,376,247
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (c)	375,236	7,497,215
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	69,862	20,510,785
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	81,454	17,240,554
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	112,291	8,485,831
UNITED STATES - 99.2%
Communication Services - 10.8%
Diversified Telecommunication Services - 0.8%
AST SpaceMobile Inc Class A (b)(c)	69,166	5,111,367
AT&T Inc	1,943,292	50,778,220
Comcast Corp Class A	996,106	26,934,706
Verizon Communications Inc	1,170,599	56,223,871
		139,048,164
Entertainment - 1.3%
Electronic Arts Inc	62,521	12,652,375
Liberty Media Corp-Liberty Formula One Class A (b)(c)	6,733	533,253
Liberty Media Corp-Liberty Formula One Class C (c)	62,039	5,332,252
Live Nation Entertainment Inc (b)(c)	43,830	6,922,509
Netflix Inc (c)	1,172,030	109,713,728
ROBLOX Corp Class A (c)	183,664	10,149,273
Take-Two Interactive Software Inc (c)	48,318	10,328,456
Walt Disney Co/The	491,750	51,019,063
Warner Bros Discovery Inc (c)	687,974	18,609,697
		225,260,606
Interactive Media & Services - 8.5%
Alphabet Inc Class A	1,616,147	621,893,366
Alphabet Inc Class C	1,298,189	495,830,307
Meta Platforms Inc Class A	607,140	371,515,037
		1,489,238,710
Media - 0.1%
Charter Communications Inc Class A (b)(c)	23,902	3,947,893
EchoStar Corp Class A (b)(c)	37,367	4,601,372
Fox Corp Class A	55,708	3,536,901
Fox Corp Class B	39,350	2,243,737
Omnicom Group Inc	87,325	6,699,574
		21,029,477
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	131,523	25,712,747
TOTAL COMMUNICATION SERVICES		1,900,289,704
Consumer Discretionary - 9.7%
Automobile Components - 0.0%
Aptiv PLC (c)	59,056	3,558,714
Automobiles - 1.9%
Ford Motor Co	1,087,772	13,140,286
General Motors Co	250,933	19,294,238
Tesla Inc (c)	780,707	297,941,213
		330,375,737
Broadline Retail - 4.2%
Amazon.com Inc (c)	2,711,722	718,769,033
eBay Inc	125,471	12,983,739
		731,752,772
Distributors - 0.0%
Genuine Parts Co	38,616	4,140,794
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (c)	117,580	16,503,529
Booking Holdings Inc	223,696	37,661,459
Carnival Corp	319,267	8,463,768
Chipotle Mexican Grill Inc (c)	361,539	12,288,711
Darden Restaurants Inc	31,961	6,410,098
DoorDash Inc Class A (c)	103,771	17,500,979
Expedia Group Inc Class A	32,481	8,067,306
Flutter Entertainment PLC (b)(c)	48,652	5,251,010
Hilton Worldwide Holdings Inc	63,649	20,626,731
Las Vegas Sands Corp	83,928	4,583,308
Marriott International Inc/MD Class A1	61,052	22,081,898
McDonald's Corp	197,687	58,038,927
Royal Caribbean Cruises Ltd	69,839	18,420,735
Starbucks Corp	316,259	33,311,560
Yum! Brands Inc	77,074	12,304,864
		281,514,883
Household Durables - 0.2%
DR Horton Inc	74,790	11,507,190
Garmin Ltd	45,382	11,397,235
Lennar Corp Class A	59,760	5,396,328
Lennar Corp Class B (b)	2,653	234,472
NVR Inc (c)	776	4,901,115
PulteGroup Inc	53,337	6,526,315
		39,962,655
Specialty Retail - 1.6%
AutoZone Inc (c)	4,599	17,034,834
Best Buy Co Inc	54,099	3,272,449
Burlington Stores Inc (c)	17,260	5,523,373
Carvana Co Class A (c)	39,258	15,538,316
Home Depot Inc/The	276,345	90,862,236
Lowe's Cos Inc	155,715	37,183,185
O'Reilly Automotive Inc (c)	233,706	23,230,376
Ross Stores Inc	89,785	20,452,125
TJX Cos Inc/The	308,255	48,318,971
Tractor Supply Co	146,680	5,148,468
Ulta Beauty Inc (c)	12,314	6,618,529
Williams-Sonoma Inc	33,139	6,005,118
		279,187,980
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (c)	39,404	4,027,089
Lululemon Athletica Inc (c)	29,632	4,080,326
NIKE Inc Class B	330,748	14,671,982
Tapestry Inc	56,202	8,151,538
		30,930,935
TOTAL CONSUMER DISCRETIONARY		1,701,424,470
Consumer Staples - 4.8%
Beverages - 1.0%
Coca-Cola Co/The	1,074,679	84,641,718
Constellation Brands Inc Class A	38,985	6,104,271
Keurig Dr Pepper Inc	377,130	11,087,622
Monster Beverage Corp (c)	197,985	15,258,704
PepsiCo Inc	379,369	60,126,193
		177,218,508
Consumer Staples Distribution & Retail - 2.0%
Casey's General Stores Inc	10,289	8,459,101
Costco Wholesale Corp	123,214	125,004,299
Dollar General Corp	61,103	7,080,616
Dollar Tree Inc (c)	51,336	4,985,239
Kroger Co/The	161,619	11,001,405
Sysco Corp	132,947	9,932,470
Target Corp	125,695	16,308,926
US Foods Holding Corp (c)	61,220	5,723,458
Walmart Inc	1,216,845	160,538,362
		349,033,876
Food Products - 0.4%
Archer-Daniels-Midland Co	133,402	9,943,785
Bunge Global SA	37,572	4,774,274
General Mills Inc	148,117	5,230,011
Hershey Co/The	41,131	7,639,672
Kraft Heinz Co/The	236,588	5,361,084
McCormick & Co Inc/MD	70,392	3,578,729
Mondelez International Inc	355,828	21,862,073
Tyson Foods Inc Class A	78,299	5,016,617
		63,406,245
Household Products - 0.8%
Church & Dwight Co Inc	65,703	6,377,133
Clorox Co/The	33,569	3,237,394
Colgate-Palmolive Co	223,755	19,099,727
Kimberly-Clark Corp	92,138	9,069,143
Procter & Gamble Co/The	645,121	94,890,849
		132,674,246
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	68,626	5,264,300
Kenvue Inc	531,866	9,323,611
		14,587,911
Tobacco - 0.6%
Altria Group Inc	465,982	33,853,592
Philip Morris International Inc	432,119	71,329,884
		105,183,476
TOTAL CONSUMER STAPLES		842,104,262
Energy - 3.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	274,326	19,112,292
Halliburton Co	232,496	9,834,581
SLB Ltd	415,091	23,610,376
		52,557,249
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy Inc	59,747	16,427,438
Chevron Corp	520,349	100,588,665
ConocoPhillips	340,095	42,777,149
Coterra Energy Inc	210,592	7,562,359
Devon Energy Corp	172,179	8,844,835
Diamondback Energy Inc	53,880	11,079,344
EOG Resources Inc	150,620	21,172,653
EQT Corp	173,236	10,408,019
Expand Energy Corp	66,114	6,753,545
Exxon Mobil Corp	1,160,052	179,030,826
Kinder Morgan Inc	543,464	17,863,662
Marathon Petroleum Corp	81,889	20,332,220
Occidental Petroleum Corp	199,644	12,094,434
ONEOK Inc	174,668	16,149,803
Ovintiv Inc	77,077	4,744,089
Phillips 66	111,847	20,037,390
Targa Resources Corp	59,587	15,497,387
Texas Pacific Land Corp	16,075	7,131,995
Valero Energy Corp	84,668	21,385,443
Williams Cos Inc/The	338,999	25,869,014
		565,750,270
TOTAL ENERGY		618,307,519
Financials - 11.8%
Banks - 3.4%
Bank of America Corp	1,841,945	98,470,380
Citigroup Inc	485,090	62,081,818
Citizens Financial Group Inc	117,971	7,674,014
Fifth Third Bancorp	249,845	12,682,132
First Citizens BancShares Inc/NC Class A	2,699	5,354,330
Huntington Bancshares Inc/OH	563,449	9,443,405
JPMorgan Chase & Co	748,440	234,433,862
KeyCorp	260,111	5,751,054
M&T Bank Corp	42,149	9,215,036
PNC Financial Services Group Inc/The	112,119	25,002,537
Regions Financial Corp	240,948	6,879,065
Truist Financial Corp	350,450	18,048,175
US Bancorp	431,497	24,448,620
Wells Fargo & Co	858,477	70,592,564
		590,076,992
Capital Markets - 3.1%
Ameriprise Financial Inc	25,344	12,033,078
Ares Management Corp Class A	57,186	6,713,636
Bank of New York Mellon Corp/The	191,048	25,671,120
Blackrock Inc	40,054	42,681,542
Blackstone Inc	207,829	26,099,166
Cboe Global Markets Inc	29,048	8,717,014
Charles Schwab Corp/The	463,665	42,490,261
CME Group Inc Class A	100,098	28,810,206
Coinbase Global Inc Class A (c)	61,914	11,625,592
Goldman Sachs Group Inc/The	83,258	76,911,243
Interactive Brokers Group Inc Class A	123,629	9,828,506
Intercontinental Exchange Inc	157,643	24,921,782
KKR & Co Inc Class A	190,543	19,881,257
LPL Financial Holdings Inc	22,224	7,425,705
Moody's Corp	42,589	19,669,730
Morgan Stanley	333,964	63,650,199
MSCI Inc	20,396	12,062,398
Nasdaq Inc	124,658	11,457,317
Northern Trust Corp	51,726	8,604,103
Raymond James Financial Inc	48,692	7,708,917
Robinhood Markets Inc Class A (c)	219,389	15,991,264
S&P Global Inc	84,943	36,629,970
State Street Corp	77,469	11,840,362
T Rowe Price Group Inc	60,681	6,242,861
Tradeweb Markets Inc Class A	32,105	3,635,890
		541,303,119
Consumer Finance - 0.5%
American Express Co	148,666	48,026,551
Capital One Financial Corp	173,522	33,194,759
SoFi Technologies Inc Class A (b)(c)	352,697	5,678,421
Synchrony Financial	96,489	7,352,462
		94,252,193
Financial Services - 3.3%
Apollo Global Management Inc	128,896	16,591,493
Berkshire Hathaway Inc Class B (c)	509,028	241,075,661
Block Inc Class A (c)	152,027	10,719,424
Corpay Inc (c)	19,420	5,951,647
Fidelity National Information Services Inc	143,750	6,688,688
Fiserv Inc (c)	149,302	9,353,770
Global Payments Inc	66,059	4,753,606
Mastercard Inc Class A	226,069	113,694,621
PayPal Holdings Inc	255,568	12,814,180
Visa Inc Class A	466,656	153,921,815
		575,564,905
Insurance - 1.5%
AFLAC Inc	129,585	14,729,927
Allstate Corp/The	72,174	15,680,523
American International Group Inc	148,944	11,141,011
Aon PLC	59,543	18,556,576
Arch Capital Group Ltd (c)	99,230	9,373,266
Arthur J Gallagher & Co	71,334	14,723,338
Brown & Brown Inc	81,267	4,888,210
Chubb Ltd	100,966	33,015,883
Cincinnati Financial Corp	43,309	7,085,352
Everest Group Ltd	11,298	4,030,674
Hartford Insurance Group Inc/The	77,420	10,591,830
Markel Group Inc (c)	3,500	6,203,645
Marsh & McLennan Cos Inc	134,388	22,538,211
MetLife Inc	152,800	12,239,280
Principal Financial Group Inc	54,917	5,541,674
Progressive Corp/The	162,696	32,747,451
Prudential Financial Inc	96,602	9,477,622
Travelers Companies Inc/The	60,026	18,316,334
W R Berkley Corp	82,708	5,527,376
Willis Towers Watson PLC	26,393	6,761,887
		263,170,070
TOTAL FINANCIALS		2,064,367,279
Health Care - 8.5%
Biotechnology - 1.7%
AbbVie Inc	490,610	103,675,706
Alnylam Pharmaceuticals Inc (c)	36,815	11,393,874
Amgen Inc	149,477	51,756,411
Biogen Inc (c)	40,739	7,711,078
Gilead Sciences Inc	344,401	45,061,427
Insmed Inc (c)	59,203	8,071,145
Natera Inc (c)	38,397	7,915,926
Regeneron Pharmaceuticals Inc	27,982	19,784,953
Revolution Medicines Inc (c)	50,444	7,269,989
United Therapeutics Corp (c)	11,952	6,828,775
Vertex Pharmaceuticals Inc (c)	70,508	30,133,709
		299,602,993
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	482,695	43,823,879
Becton Dickinson & Co	79,042	11,780,420
Boston Scientific Corp (c)	411,673	23,716,482
Cooper Cos Inc/The (c)	54,401	3,421,822
Dexcom Inc (c)	106,835	6,362,024
Edwards Lifesciences Corp (c)	161,086	13,450,681
GE HealthCare Technologies Inc	126,512	7,696,990
IDEXX Laboratories Inc (c)	22,166	12,430,693
Insulet Corp (c)	19,527	3,361,377
Intuitive Surgical Inc (c)	98,581	45,111,651
Medtronic PLC	355,876	28,815,280
ResMed Inc	40,439	8,646,263
STERIS PLC	27,225	5,904,558
Stryker Corp	95,608	30,128,949
Zimmer Biomet Holdings Inc	55,013	4,534,722
		249,185,791
Health Care Providers & Services - 1.5%
Cardinal Health Inc	65,321	12,599,114
Cencora Inc	54,000	16,632,540
Centene Corp (c)	129,682	6,962,627
Cigna Group/The	73,135	21,251,568
CVS Health Corp	353,154	29,414,197
Elevance Health Inc	61,266	23,061,748
HCA Healthcare Inc	43,453	18,878,156
Humana Inc	33,475	7,914,829
Labcorp Holdings Inc	23,012	5,909,481
McKesson Corp	34,001	27,717,615
Quest Diagnostics Inc	30,535	5,929,897
UnitedHealth Group Inc	251,452	93,157,937
		269,429,709
Health Care Technology - 0.0%
Veeva Systems Inc Class A (c)	41,981	6,547,776
Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc	78,514	9,072,293
Danaher Corp	174,644	31,252,544
Illumina Inc (c)	42,444	5,379,352
IQVIA Holdings Inc (c)	47,079	7,455,901
Mettler-Toledo International Inc (c)	5,642	7,202,634
Thermo Fisher Scientific Inc	104,293	49,952,175
Waters Corp (c)	27,225	8,418,787
West Pharmaceutical Services Inc	19,971	5,943,170
		124,676,856
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co	565,306	34,251,891
Eli Lilly & Co	219,968	205,582,093
Johnson & Johnson	668,965	153,761,605
Merck & Co Inc	688,987	75,223,601
Pfizer Inc	1,578,300	42,140,610
Royalty Pharma PLC Class A	104,653	5,242,069
Viatris Inc	319,719	4,776,601
Zoetis Inc Class A	117,178	13,471,955
		534,450,425
TOTAL HEALTH CARE		1,483,893,550
Industrials - 9.1%
Aerospace & Defense - 2.3%
ATI Inc (c)	37,715	5,863,174
Axon Enterprise Inc (c)	21,905	8,800,553
Boeing Co (c)	218,005	49,929,685
Carpenter Technology Corp	13,827	5,920,721
Curtiss-Wright Corp	10,235	7,371,247
FTAI Aviation Ltd	28,473	7,108,854
GE Aerospace	291,141	84,410,511
General Dynamics Corp	70,448	24,255,246
HEICO Corp	11,182	3,018,245
HEICO Corp Class A	21,509	4,495,812
Howmet Aerospace Inc	111,297	27,049,623
L3Harris Technologies Inc	51,847	16,619,556
Lockheed Martin Corp	56,204	29,111,986
Northrop Grumman Corp	37,032	21,459,303
Rocket Lab Corp	130,484	10,766,235
RTX Corp	372,607	65,604,914
Textron Inc	48,345	4,639,186
TransDigm Group Inc	15,677	18,185,006
Woodward Inc	16,549	6,007,122
		400,616,979
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	32,928	5,986,640
Expeditors International of Washington Inc	37,203	5,501,951
FedEx Corp	60,046	24,217,152
United Parcel Service Inc Class B	205,137	22,318,906
		58,024,649
Building Products - 0.5%
Carlisle Cos Inc	11,323	4,022,609
Carrier Global Corp	218,101	14,649,844
Johnson Controls International plc	169,904	24,811,081
Lennox International Inc	8,860	4,739,125
Masco Corp	56,519	4,059,195
Trane Technologies PLC	61,440	30,261,658
		82,543,512
Commercial Services & Supplies - 0.4%
Cintas Corp	94,355	16,484,762
Copart Inc (c)	247,215	8,185,289
Republic Services Inc	55,856	11,686,192
Veralto Corp	68,925	6,079,185
Waste Management Inc	103,005	23,953,813
		66,389,241
Construction & Engineering - 0.4%
Comfort Systems USA Inc	9,769	17,977,402
EMCOR Group Inc	12,427	11,080,783
MasTec Inc (c)	17,027	6,709,489
Quanta Services Inc	41,393	30,124,584
		65,892,258
Electrical Equipment - 1.4%
AMETEK Inc	63,902	15,048,921
Bloom Energy Corp Class A (c)	71,647	20,301,894
Eaton Corp PLC	107,816	46,685,406
Emerson Electric Co	156,006	21,909,483
GE Vernova Inc	74,819	81,063,394
Hubbell Inc	14,757	7,499,064
Rockwell Automation Inc	31,190	12,753,903
Vertiv Holdings Co Class A	106,193	34,883,339
		240,145,404
Ground Transportation - 0.9%
CSX Corp	516,195	23,450,739
JB Hunt Transport Services Inc	20,744	5,217,738
Norfolk Southern Corp	62,339	19,688,526
Old Dominion Freight Line Inc	51,078	10,850,500
Uber Technologies Inc (c)	571,314	42,625,738
Union Pacific Corp	164,720	44,388,746
XPO Inc (c)	32,519	7,158,407
		153,380,394
Industrial Conglomerates - 0.3%
3M Co	146,207	21,422,250
Honeywell International Inc	176,239	37,773,305
		59,195,555
Machinery - 1.8%
Caterpillar Inc	129,159	114,965,717
Cummins Inc	38,353	25,735,247
Deere & Co	69,980	41,279,103
Dover Corp	37,438	8,476,338
Fortive Corp	86,997	5,201,551
IDEX Corp	20,777	4,526,269
Illinois Tool Works Inc	72,802	18,783,644
Ingersoll Rand Inc	98,800	7,890,168
Otis Worldwide Corp	107,905	8,403,641
PACCAR Inc	145,846	17,326,505
Parker-Hannifin Corp	35,037	31,863,349
Snap-on Inc	14,410	5,524,794
Westinghouse Air Brake Technologies Corp	47,334	12,774,973
Xylem Inc/NY	67,621	7,990,097
		310,741,396
Passenger Airlines - 0.0%
Delta Air Lines Inc	180,317	12,259,753
Southwest Airlines Co	136,385	5,171,718
United Airlines Holdings Inc (c)	89,781	8,080,290
		25,511,761
Professional Services - 0.4%
Automatic Data Processing Inc	111,770	23,688,534
Broadridge Financial Solutions Inc	32,408	4,990,184
Equifax Inc	33,422	5,813,423
Jacobs Solutions Inc	32,602	4,219,025
Leidos Holdings Inc	35,491	5,295,967
Paychex Inc	89,681	8,307,151
SS&C Technologies Holdings Inc	58,255	4,037,071
TransUnion	53,408	3,791,967
Verisk Analytics Inc	38,689	7,137,734
		67,281,056
Trading Companies & Distributors - 0.4%
Fastenal Co	318,724	14,320,269
Ferguson Enterprises Inc	54,282	14,531,834
Sunbelt Rentals Holdings Inc	115,105	8,808,986
United Rentals Inc	17,488	16,785,682
Watsco Inc	9,695	4,244,859
WW Grainger Inc	12,143	14,102,273
		72,793,903
TOTAL INDUSTRIALS		1,602,516,108
Information Technology - 34.9%
Communications Equipment - 1.2%
Arista Networks Inc (c)	286,644	49,506,285
Ciena Corp (c)	39,100	20,628,378
Cisco Systems Inc	1,096,787	100,356,011
F5 Inc (c)	15,689	5,081,667
Lumentum Holdings Inc (c)	19,820	17,883,982
Motorola Solutions Inc	45,985	20,188,795
		213,645,118
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	341,218	50,251,175
CDW Corp/DE	36,140	4,947,926
Coherent Corp (c)	52,043	16,638,668
Corning Inc	216,724	35,594,750
Flex Ltd (c)	102,063	9,343,868
Jabil Inc	29,312	9,892,507
Keysight Technologies Inc (c)	47,612	16,659,915
Teledyne Technologies Inc (c)	13,033	8,417,362
		151,746,171
IT Services - 0.9%
Accenture PLC Class A	170,803	30,524,204
Akamai Technologies Inc (c)	39,935	4,112,506
Cloudflare Inc Class A (c)	88,085	18,054,782
Cognizant Technology Solutions Corp Class A	132,757	7,022,845
CoreWeave Inc Class A (c)	67,041	7,481,776
IBM Corporation	259,474	59,933,305
MongoDB Inc Class A (c)	22,594	5,667,253
Okta Inc Class A (c)	47,040	3,464,496
Snowflake Inc (c)	94,991	12,963,422
Twilio Inc Class A (c)	42,086	6,231,253
VeriSign Inc	22,909	6,154,732
		161,610,574
Semiconductors & Semiconductor Equipment - 16.6%
Advanced Micro Devices Inc (c)	452,587	160,437,566
Analog Devices Inc	135,639	54,562,144
Applied Materials Inc	220,330	86,917,982
Broadcom Inc	1,316,133	549,393,398
Credo Technology Group Holding Ltd (c)	44,125	7,678,191
Entegris Inc	42,194	5,965,388
First Solar Inc (c)	29,788	6,013,899
Intel Corp (c)	1,303,372	123,142,587
KLA Corp	36,386	63,688,235
Lam Research Corp	346,647	89,386,395
MACOM Technology Solutions Holdings Inc (c)	17,907	5,042,790
Marvell Technology Inc	242,021	39,969,768
Microchip Technology Inc	150,214	13,956,383
Micron Technology Inc	312,431	161,576,816
Monolithic Power Systems Inc	13,521	21,828,438
NVIDIA Corp	6,745,454	1,346,190,255
ON Semiconductor Corp (c)	109,377	11,026,295
Qnity Electronics Inc	58,145	8,178,676
QUALCOMM Inc	296,189	53,189,621
Teradyne Inc	43,473	14,931,671
Texas Instruments Inc	251,928	70,811,922
		2,893,888,420
Software - 8.0%
Adobe Inc (c)	113,951	28,043,341
AppLovin Corp Class A (c)	75,227	33,577,571
Autodesk Inc (c)	58,849	13,947,213
Cadence Design Systems Inc (c)	75,560	24,903,820
Crowdstrike Holdings Inc Class A (c)	69,980	31,193,585
Datadog Inc Class A (c)	91,126	12,045,946
Fair Isaac Corp (c)	6,585	6,749,625
Fortinet Inc (c)	175,465	14,793,454
HubSpot Inc (c)	14,645	3,247,675
Intuit Inc	77,246	30,010,071
Microsoft Corp	2,061,285	840,550,798
Oracle Corp	470,714	75,968,533
Palantir Technologies Inc Class A (c)	634,110	88,211,043
Palo Alto Networks Inc (c)	224,314	40,223,986
PTC Inc (c)	33,031	4,502,125
Roper Technologies Inc	29,591	10,499,183
Salesforce Inc	260,102	45,915,806
ServiceNow Inc (c)	290,359	25,641,603
Strategy Inc Class A (b)(c)	87,008	14,395,474
Synopsys Inc (c)	53,108	25,629,921
Trimble Inc (c)	66,043	4,446,015
Tyler Technologies Inc (c)	11,944	4,074,576
Workday Inc Class A (c)	59,126	7,237,022
Zoom Communications Inc Class A (c)	73,719	7,161,801
Zscaler Inc (c)	28,331	3,702,295
		1,396,672,482
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	4,075,348	1,105,845,681
Dell Technologies Inc Class C	82,496	17,237,539
Hewlett Packard Enterprise Co	368,864	10,612,217
HP Inc	254,822	5,315,587
NetApp Inc	54,979	6,090,024
Sandisk Corp/DE (c)	40,973	44,927,304
Seagate Technology Holdings PLC	60,535	40,778,797
Western Digital Corp	94,114	40,894,415
		1,271,701,564
TOTAL INFORMATION TECHNOLOGY		6,089,264,329
Materials - 2.0%
Chemicals - 1.0%
Air Products and Chemicals Inc	61,807	18,545,190
Albemarle Corp	32,713	6,434,647
CF Industries Holdings Inc	43,297	5,377,487
Corteva Inc	186,686	15,123,433
Dow Inc	199,181	8,064,839
DuPont de Nemours Inc	113,589	5,186,474
Ecolab Inc	70,761	18,440,317
International Flavors & Fragrances Inc	71,090	4,990,518
Linde PLC	129,621	64,958,268
LyondellBasell Industries NV Class A1	71,479	5,332,333
PPG Industries Inc	62,291	6,758,574
Sherwin-Williams Co/The	63,996	20,581,754
Solstice Advanced Materials Inc	44,067	3,611,290
		183,405,124
Construction Materials - 0.3%
Amrize Ltd (United States)	142,783	7,678,869
CRH PLC	186,061	22,033,344
Martin Marietta Materials Inc	16,741	10,363,851
Vulcan Materials Co	36,678	11,067,220
		51,143,284
Containers & Packaging - 0.2%
Amcor PLC	128,260	4,879,010
Avery Dennison Corp	21,456	3,517,282
Ball Corp	74,391	4,543,802
International Paper Co	146,579	4,458,933
Packaging Corp of America	24,809	5,295,481
Smurfit Westrock PLC	145,014	5,567,088
		28,261,596
Metals & Mining - 0.5%
Coeur Mining Inc (c)	287,248	5,161,847
Freeport-McMoRan Inc	398,954	23,051,562
Newmont Corp	302,925	33,651,938
Nucor Corp	63,529	14,312,448
Reliance Inc	14,514	5,261,325
Royal Gold Inc	22,491	5,248,950
Steel Dynamics Inc	38,106	8,713,318
		95,401,388
TOTAL MATERIALS		358,211,392
Real Estate - 1.8%
Diversified REITs - 0.0%
WP Carey Inc	60,832	4,436,477
Health Care REITs - 0.3%
Ventas Inc	131,846	11,583,989
Welltower Inc	193,690	42,096,585
		53,680,574
Industrial REITs - 0.2%
Prologis Inc	258,037	36,646,415
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	80,658	11,512,316
CoStar Group Inc (c)	117,649	4,071,832
		15,584,148
Residential REITs - 0.2%
AvalonBay Communities Inc	39,305	7,192,815
Equity Residential	95,436	6,239,606
Essex Property Trust Inc	17,888	4,708,300
Invitation Homes Inc	156,553	4,504,030
Mid-America Apartment Communities Inc	32,450	4,191,891
Sun Communities Inc	32,269	4,125,269
		30,961,911
Retail REITs - 0.2%
Realty Income Corp	255,358	16,404,198
Simon Property Group Inc	90,277	18,390,328
		34,794,526
Specialized REITs - 0.8%
American Tower Corp	129,954	23,743,895
Crown Castle Inc	120,885	10,732,170
Digital Realty Trust Inc	89,646	18,013,467
Equinix Inc	27,275	29,534,189
Extra Space Storage Inc	58,918	8,444,717
Gaming and Leisure Properties Inc	78,559	3,806,969
Iron Mountain Inc	82,121	10,346,425
Public Storage	43,847	13,261,525
SBA Communications Corp Class A	29,576	6,542,211
VICI Properties Inc	296,693	8,663,436
Weyerhaeuser Co	200,013	4,904,319
		137,993,323
TOTAL REAL ESTATE		314,097,374
Utilities - 2.3%
Electric Utilities - 1.6%
Alliant Energy Corp	71,354	5,239,524
American Electric Power Co Inc	150,138	20,585,421
Constellation Energy Corp	86,504	27,075,752
Duke Energy Corp	215,872	27,966,218
Edison International	106,814	7,422,505
Entergy Corp	125,565	14,805,369
Evergy Inc	63,904	5,293,807
Eversource Energy	104,149	7,363,334
Exelon Corp	283,946	13,058,677
FirstEnergy Corp	144,319	6,858,039
NextEra Energy Inc	578,113	56,585,701
NRG Energy Inc	58,954	9,172,063
PG&E Corp	610,135	10,140,444
PPL Corp	205,344	7,688,079
Southern Co/The	305,657	29,557,032
Xcel Energy Inc	164,206	13,620,888
		262,432,853
Gas Utilities - 0.0%
Atmos Energy Corp	45,924	8,724,641
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	88,411	13,954,792
Multi-Utilities - 0.6%
Ameren Corp	76,726	8,719,910
CenterPoint Energy Inc	181,229	7,910,646
CMS Energy Corp	85,059	6,527,428
Consolidated Edison Inc	100,193	11,170,518
Dominion Energy Inc	237,039	15,289,016
DTE Energy Co	57,651	8,745,080
NiSource Inc	132,835	6,413,274
Public Service Enterprise Group Inc	138,561	11,314,891
Sempra	181,179	17,233,746
WEC Energy Group Inc	90,345	10,655,289
		103,979,798
Water Utilities - 0.0%
American Water Works Co Inc	54,180	6,957,795
TOTAL UTILITIES		396,049,879
TOTAL UNITED STATES		17,370,525,866
TOTAL COMMON STOCKS (Cost $10,484,859,173)		17,440,667,957

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $8,693,647)	3.64	8,705,000	8,693,739

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	56,952,867	56,964,258
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	18,452,896	18,454,741
TOTAL MONEY MARKET FUNDS (Cost $75,418,999)			75,418,999

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,568,971,819)	17,524,780,695
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,357,599)
NET ASSETS - 100.0%	17,520,423,096

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	220	6/2026	79,681,250	4,227,604

The notional amount of long futures as a percentage of Net Assets is 0.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,884,673.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,184,349	874,740,547	825,946,540	2,605,743	(14,098)	-	56,964,258	56,952,867	0.1%
Fidelity Securities Lending Cash Central Fund	5,663,000	257,057,968	244,265,247	22,604	(980)	-	18,454,741	18,452,896	0.1%
Total	13,847,349	1,131,798,515	1,070,211,787	2,628,347	(15,078)	-	75,418,999

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,900,289,704	1,900,289,704	-	-
Consumer Discretionary	1,708,921,685	1,708,921,685	-	-
Consumer Staples	842,104,262	842,104,262	-	-
Energy	626,793,350	626,793,350	-	-
Financials	2,064,367,279	2,064,367,279	-	-
Health Care	1,483,893,550	1,483,893,550	-	-
Industrials	1,607,892,355	1,607,892,355	-	-
Information Technology	6,127,015,668	6,127,015,668	-	-
Materials	369,242,851	369,242,851	-	-
Real Estate	314,097,374	314,097,374	-	-
Utilities	396,049,879	396,049,879	-	-

U.S. Treasury Obligations	8,693,739	-	8,693,739	-

Money Market Funds	75,418,999	75,418,999	-	-
Total Investments in Securities:	17,524,780,695	17,516,086,956	8,693,739	-
Derivative Instruments:

Assets
Futures Contracts	4,227,604	4,227,604	-	-
Total Assets	4,227,604	4,227,604	-	-
Total Derivative Instruments:	4,227,604	4,227,604	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,227,604	-
Total Equity Risk	4,227,604	-
Total Value of Derivatives	4,227,604	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Large Cap Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $39,911,869) - See accompanying schedule:
Unaffiliated issuers (cost $10,493,552,820)	$17,449,361,696
Fidelity Central Funds (cost $75,418,999)	75,418,999

Total Investment in Securities (cost $10,568,971,819)		$17,524,780,695
Cash		25
Receivable for fund shares sold		14,717,549
Dividends receivable		6,969,701
Distributions receivable from Fidelity Central Funds		131,734
Receivable for variation margin on futures contracts		764,288
Other receivables		303
Total assets		17,547,364,295
Liabilities
Payable for fund shares redeemed	$8,485,194
Other payables and accrued expenses	284
Collateral on securities loaned	18,455,721
Total liabilities		26,941,199
Net Assets		$17,520,423,096
Net Assets consist of:
Paid in capital		$10,784,366,986
Total accumulated earnings (loss)		6,736,056,110
Net Assets		$17,520,423,096
Net Asset Value, offering price and redemption price per share ($17,520,423,096 ÷ 682,154,405 shares)		$25.68
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$93,950,638
Interest		228,383
Income from Fidelity Central Funds (including $22,604 from security lending)		2,628,347
Security lending		1,191
Total income		96,808,559
Expenses
Independent trustees' fees and expenses	$24,646
Total expenses before reductions	24,646
Expense reductions	(492)
Total expenses after reductions		24,154
Net Investment income (loss)		96,784,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(87,849,491)
Fidelity Central Funds	(15,078)
Futures contracts	2,518,355
Total net realized gain (loss)		(85,346,214)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	874,328,642
Futures contracts	3,741,299
Total change in net unrealized appreciation (depreciation)		878,069,941
Net gain (loss)		792,723,727
Net increase (decrease) in net assets resulting from operations		$889,508,132
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,784,405	$162,815,350
Net realized gain (loss)	(85,346,214)	(67,018,884)
Change in net unrealized appreciation (depreciation)	878,069,941	2,606,514,020
Net increase (decrease) in net assets resulting from operations	889,508,132	2,702,310,486
Distributions to shareholders	(160,406,284)	(128,711,220)

Share transactions
Proceeds from sales of shares	2,234,110,770	4,305,243,583
Reinvestment of distributions	143,669,612	114,704,107
Cost of shares redeemed	(1,382,886,294)	(2,385,494,341)

Net increase (decrease) in net assets resulting from share transactions	994,894,088	2,034,453,349
Total increase (decrease) in net assets	1,723,995,936	4,608,052,615

Net Assets
Beginning of period	15,796,427,160	11,188,374,545
End of period	$17,520,423,096	$15,796,427,160

Other Information
Shares
Sold	91,496,420	198,462,321
Issued in reinvestment of distributions	5,905,039	5,325,167
Redeemed	(56,685,905)	(110,813,562)
Net increase (decrease)	40,715,554	92,973,926

Financial Highlights
Fidelity ZERO® Large Cap Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.63	$20.40	$14.92	$13.70	$16.55	$11.73
Income from Investment Operations
Net investment income (loss) A,B	.15	.27	.26	.24	.22	.20
Net realized and unrealized gain (loss)	1.15	4.19	5.45	1.19	(2.91)	4.78
Total from investment operations	1.30	4.46	5.71	1.43	(2.69)	4.98
Distributions from net investment income	(.25)	(.23)	(.23)	(.21)	(.16)	(.16)
Total distributions	(.25)	(.23)	(.23)	(.21)	(.16)	(.16)
Net asset value, end of period	$25.68	$24.63	$20.40	$14.92	$13.70	$16.55
Total Return C,D	5.32%	22.01%	38.58%	10.57%	(16.39)%	42.81%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.19% H	1.24%	1.39%	1.61%	1.48%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$17,520,423	$15,796,427	$11,188,375	$6,433,140	$5,306,274	$5,103,057
Portfolio turnover rate I	5 % H	3%	3%	2%	3%	5% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity ZERO® Total Market Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	13,000	156,650
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	220,379	20,656,124
TOTAL AUSTRALIA		20,812,774
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	53,671	1,323,527
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	88,863	1,029,034
Liberty Global Ltd Class C (b)	64,944	736,465

TOTAL BELGIUM		1,765,499
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	28,573	381,735
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	22,521	6,913,272
TOTAL BERMUDA		7,295,007
CANADA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	48,955	317,228
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	12,538	984,860
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	96,348	10,049,097
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	192,219	3,898,201
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	25,698	557,133
TOTAL CANADA		15,806,519
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	105,244	474,650
GERMANY - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AtaiBeckley Inc (b)	99,003	411,852
Materials - 0.0%
Chemicals - 0.0%
Orion SA	31,657	238,061
TOTAL GERMANY		649,913
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	297,301	915,687
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)	24,941	209,754
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	19,271	341,482
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	21,232	234,826
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	7,715	682,469
TOTAL IRELAND		1,258,777
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	87,280	758,463
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	64,436	3,125,146
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (b)	701,437	14,014,711
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	19,622	1,595,857
NETHERLANDS - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	32,072	639,836
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	130,626	38,350,488
TOTAL NETHERLANDS		38,990,324
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)	32,053	1,592,714
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	104,574	501,955
TOTAL NORWAY		2,094,669
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A	7,882	51,075
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	31,050	252,126
Liberty Latin America Ltd Class C (b)	55,553	461,645
TOTAL COMMUNICATION SERVICES		713,771
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	79,699	1,935,092
Ofg Bancorp	22,378	1,028,493
Popular Inc	34,321	5,159,476
		8,123,061
Financial Services - 0.0%
EVERTEC Inc	33,128	978,270
TOTAL FINANCIALS		9,101,331
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	17,272	251,998
TOTAL PUERTO RICO		10,067,100
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	22,898	306,146
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	27,388	2,341,674
TOTAL SINGAPORE		2,647,820
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	35,609	4,128,151
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	68,453	1,753,081
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	49,470	2,589,260
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	152,349	32,246,189
TOTAL SWITZERLAND		36,588,530
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	19,150	603,800
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	18,588	12,704,340
TOTAL THAILAND		13,308,140
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	210,212	15,885,721
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	16,234	244,322
TOTAL UNITED KINGDOM		16,130,043
UNITED STATES - 99.3%
Communication Services - 10.1%
Diversified Telecommunication Services - 0.8%
Anterix Inc (b)	9,735	470,395
AST SpaceMobile Inc Class A (b)(c)	129,280	9,553,792
AT&T Inc	3,634,589	94,971,811
Atn International Inc	5,224	145,906
Bandwidth Inc Class A (b)	15,261	561,757
Cogent Communications Holdings Inc	25,028	566,884
Comcast Corp Class A	1,863,496	50,388,932
GCI Liberty Inc Class C	18,487	633,180
Globalstar Inc (b)	26,402	2,172,885
IDT Corp Class B	10,962	549,744
Iridium Communications Inc	54,513	2,129,823
Lumen Technologies Inc (b)	489,476	4,326,968
Shenandoah Telecommunications Co	23,509	369,797
Uniti Group Inc (b)	92,682	1,096,428
Verizon Communications Inc	2,189,400	105,156,882
		273,095,184
Entertainment - 1.2%
AMC Entertainment Holdings Inc Class A (b)(c)	258,033	392,210
Angel Studios Inc Class A (b)	42,667	109,654
Atlanta Braves Holdings Inc Class A (b)	4,020	212,738
Atlanta Braves Holdings Inc Class C (b)	26,188	1,293,949
Cinemark Holdings Inc	53,407	1,576,575
CuriosityStream Inc Class A	18,987	59,808
Electronic Arts Inc	116,747	23,626,090
Liberty Media Corp-Liberty Formula One Class A (b)	15,596	1,235,203
Liberty Media Corp-Liberty Formula One Class C (b)	113,290	9,737,276
Lionsgate Studios Corp	118,390	1,472,772
Live Nation Entertainment Inc (b)	81,899	12,935,128
Madison Square Garden Entertainment Corp Class A (b)	20,857	1,395,750
Madison Square Garden Sports Corp Class A (b)	9,323	3,192,755
Marcus Corp/The	11,706	206,260
Netflix Inc (b)	2,192,289	205,220,173
Playtika Holding Corp	32,970	120,505
ROBLOX Corp Class A (b)	343,747	18,995,459
Roku Inc Class A (b)	68,048	7,931,675
Sphere Entertainment Co Class A (b)(c)	13,731	1,955,981
Starz Entertainment Corp	6,458	118,440
Take-Two Interactive Software Inc (b)	90,293	19,301,032
TKO Group Holdings Inc Class A	34,434	6,407,823
Walt Disney Co/The	919,824	95,431,740
Warner Bros Discovery Inc (b)	1,286,815	34,808,346
Warner Music Group Corp Class A	76,713	2,168,677
		449,906,019
Interactive Media & Services - 7.8%
Alphabet Inc Class A	3,023,439	1,163,419,327
Alphabet Inc Class C	2,427,851	927,293,411
Angi Inc Class A (b)	18,123	133,023
Bumble Inc Class A (b)	46,198	191,722
Cargurus Inc Class A (b)	41,776	1,523,153
Cars.com Inc (b)	28,726	315,699
EverQuote Inc Class A (b)	13,814	199,198
fuboTV Inc Class A (b)(c)	14,943	184,098
IAC Inc Class A (b)	33,628	1,498,464
Match Group Inc	122,168	4,571,527
MediaAlpha Inc Class A (b)	16,348	139,121
Meta Platforms Inc Class A	1,135,680	694,933,949
Nextdoor Holdings Inc Class A (b)	110,948	177,517
Pinterest Inc Class A (b)	303,580	5,968,383
QuinStreet Inc (b)	29,280	373,613
Reddit Inc Class A (b)	66,679	9,817,149
Rumble Inc Class A (b)(c)	61,566	463,592
Shutterstock Inc	12,171	196,805
Snap Inc Class A (b)	574,033	3,484,380
TripAdvisor Inc Class A (c)	60,439	672,686
Trump Media & Technology Group Corp (b)(c)	82,620	755,973
Yelp Inc Class A (b)	30,107	830,953
Ziff Davis Inc (b)	20,322	929,935
ZipRecruiter Inc Class A (b)	33,020	96,417
ZoomInfo Technologies Inc (b)	142,044	887,775
		2,819,057,870
Media - 0.2%
AMC Global Media Inc Class A (b)	16,073	136,460
Boston Omaha Corp (b)	10,031	120,573
Cable One Inc (b)	2,330	213,172
Charter Communications Inc Class A (b)(c)	44,765	7,393,835
Clear Channel Outdoor Holdings Inc (b)	162,675	390,420
DoubleVerify Holdings Inc (b)	68,306	752,732
EchoStar Corp Class A (b)(c)	69,852	8,601,575
EW Scripps Co/The Class A (b)	33,093	158,515
Fox Corp Class A	111,440	7,075,326
Fox Corp Class B	65,346	3,726,029
Gray Media Inc	41,900	236,316
Ibotta Inc Class A (b)(c)	6,968	245,274
iHeartMedia Inc Class A (b)	64,047	382,361
John Wiley & Sons Inc Class A	21,245	869,558
Liberty Broadband Corp Class A (b)	8,769	336,993
Liberty Broadband Corp Class C (b)	60,900	2,344,041
Magnite Inc (b)	75,496	967,481
MNTN Inc Class A (b)	6,348	59,861
National CineMedia Inc	45,872	155,506
New York Times Co/The Class A	83,815	6,623,899
News Corp Class A	196,505	5,172,012
News Corp Class B	59,547	1,814,992
Nexstar Media Group Inc	14,841	3,089,006
NIQ Global Intelligence Plc	26,017	284,366
Omnicom Group Inc	163,361	12,533,056
Optimum Communications Inc Class A (b)	141,276	223,216
Paramount Skydance Corp Class B (c)	161,236	1,651,057
PubMatic Inc Class A (b)	20,132	196,891
Scholastic Corp	12,627	509,626
Sinclair Inc Class A	19,938	310,036
Sirius XM Holdings Inc	97,850	2,636,079
Stagwell Inc Class A (b)(c)	55,022	344,988
TechTarget Inc (b)	13,980	80,244
Thryv Holdings Inc (b)	20,219	72,383
Trade Desk Inc (The) Class A (b)	228,066	5,380,077
USA TODAY Co Inc (b)	64,721	467,933
Versant Media Group Inc Class A	75,684	3,041,740
		78,597,629
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	7,714	383,309
Gogo Inc (b)	42,014	175,619
Spok Holdings Inc	9,568	102,281
T-Mobile US Inc	246,008	48,094,564
Telephone and Data Systems Inc	50,980	2,297,159
		51,052,932
TOTAL COMMUNICATION SERVICES		3,671,709,634
Consumer Discretionary - 9.9%
Automobile Components - 0.1%
Adient PLC (b)	40,966	862,334
Aptiv PLC (b)	110,564	6,662,587
BorgWarner Inc	107,379	6,117,382
Cooper-Standard Holdings Inc (b)	8,878	266,961
Dana Inc	57,815	2,107,357
Dauch Corporation (b)	121,542	694,005
Dorman Products Inc (b)	14,307	1,609,681
Fox Factory Holding Corp (b)	21,523	382,033
Gentex Corp	113,709	2,627,815
Gentherm Inc (b)	15,310	460,831
Goodyear Tire & Rubber Co/The (b)	150,296	1,064,096
Holley Inc Class A (b)	29,266	96,578
Kodiak AI Inc (b)(c)	54,291	460,388
LCI Industries	12,617	1,504,199
Lear Corp	26,456	3,363,351
Motorcar Parts of America Inc (b)	10,129	113,647
Patrick Industries Inc	17,207	1,600,251
Phinia Inc	19,969	1,440,763
QuantumScape Corp Class A (b)(c)	242,296	1,766,338
Solid Power Inc (b)(c)	99,083	341,836
Standard Motor Products Inc	11,360	424,523
Stoneridge Inc (b)	13,821	96,747
Strattec Security Corp (b)	2,158	162,411
Versigent PLC	37,150	1,299,136
Visteon Corp	14,085	1,573,435
XPEL Inc (b)(e)	12,966	617,441
		37,716,126
Automobiles - 1.7%
Ford Motor Co	2,036,533	24,601,319
General Motors Co	469,203	36,077,019
Harley-Davidson Inc (c)	62,104	1,483,665
Lucid Group Inc (b)(c)	69,764	444,396
Rivian Automotive Inc Class A (b)	424,153	6,956,109
Tesla Inc (b)	1,460,310	557,298,105
Thor Industries Inc	27,237	2,152,812
Winnebago Industries Inc	14,696	479,237
		629,492,662
Broadline Retail - 3.9%
Amazon.com Inc (b)	5,072,291	1,344,461,453
Dillard's Inc Class A	1,554	884,568
eBay Inc	234,851	24,302,381
Etsy Inc (b)	51,204	3,294,465
Groupon Inc (b)(c)	15,257	216,802
Kohl's Corp	58,635	830,858
Macy's Inc	138,465	2,706,991
Ollie's Bargain Outlet Holdings Inc (b)	31,728	2,744,789
Savers Value Village Inc (b)(c)	18,155	153,410
		1,379,595,717
Distributors - 0.0%
Genuine Parts Co	72,580	7,782,753
GigaCloud Technology Inc Class A (b)	13,506	600,882
Gold.com Inc	10,820	488,956
LKQ Corp	132,547	4,185,834
Pool Corp	17,097	3,647,132
		16,705,557
Diversified Consumer Services - 0.1%
ADT Inc	264,979	1,995,292
American Public Education Inc (b)	9,429	548,296
Bright Horizons Family Solutions Inc (b)	29,540	2,395,989
Carriage Services Inc	9,317	457,465
Chegg Inc (b)	59,671	65,041
Coursera Inc (b)(c)	73,763	438,890
Covista Inc (b)	17,882	2,060,364
Driven Brands Holdings Inc (b)	30,767	417,508
Duolingo Inc Class A (b)	20,664	2,275,106
European Wax Center Inc Class A (b)	14,784	85,747
Frontdoor Inc (b)	37,252	2,556,606
Graham Holdings Co Class B	1,755	1,970,005
Grand Canyon Education Inc (b)	14,475	2,447,288
H&R Block Inc	65,446	2,076,602
KinderCare Learning Cos Inc (b)(c)	16,121	63,356
Laureate Education Inc (b)	69,457	2,090,308
Liberty Live Holdings Inc Class A	9,602	875,798
Liberty Live Holdings Inc Class C	27,033	2,530,290
Lincoln Educational Services Corp (b)	14,959	615,413
Matthews International Corp Class A	15,791	450,675
Mister Car Wash Inc (b)	48,891	346,148
Perdoceo Education Corp	31,806	1,079,496
Service Corp International/US	72,508	5,875,324
Strategic Education Inc	11,868	930,451
Stride Inc (b)	21,750	2,113,230
Udemy Inc (b)	46,419	220,026
Universal Technical Institute Inc (b)	26,691	1,001,713
WW International Inc	5,393	56,788
		38,039,215
Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment Inc Class A (b)	29,264	365,507
Airbnb Inc Class A (b)	219,987	30,877,375
Aramark	136,487	6,236,091
Biglari Holdings Inc Class B (b)	305	94,321
BJ's Restaurants Inc (b)	10,886	418,022
Black Rock Coffee Bar Inc Class A	8,584	105,412
Bloomin' Brands Inc	39,136	238,730
Booking Holdings Inc	418,437	70,448,054
Boyd Gaming Corp	30,086	2,615,978
Brinker International Inc (b)	22,623	3,444,126
Caesars Entertainment Inc (b)	105,600	2,935,680
Carnival Corp	597,706	15,845,186
Cava Group Inc (b)(c)	51,696	4,828,923
Cheesecake Factory Inc/The	23,647	1,486,687
Chipotle Mexican Grill Inc (b)	675,881	22,973,195
Choice Hotels International Inc (c)	10,838	1,073,829
Churchill Downs Inc	34,412	3,475,268
Cracker Barrel Old Country Store Inc	11,335	355,012
Darden Restaurants Inc	59,870	12,007,527
Dave & Buster's Entertainment Inc (b)(c)	13,678	154,151
Dine Brands Global Inc (c)	7,224	200,683
Domino's Pizza Inc	16,115	5,469,753
DoorDash Inc Class A (b)	194,093	32,733,784
DraftKings Inc Class A (b)	256,579	5,983,422
Dutch Bros Inc Class A (b)	65,875	3,788,471
El Pollo Loco Holdings Inc (b)	12,414	167,837
Expedia Group Inc Class A	60,772	15,093,942
First Watch Restaurant Group Inc (b)	23,186	304,200
Flutter Entertainment PLC (b)	91,182	9,841,273
Global Business Travel Group I Class A (b)(c)	63,063	369,549
Golden Entertainment Inc	9,858	286,753
Hilton Grand Vacations Inc (b)	31,622	1,485,285
Hilton Worldwide Holdings Inc	119,010	38,567,572
Hyatt Hotels Corp Class A (c)	21,599	3,619,344
Jack in the Box Inc (b)(c)	9,609	121,073
Krispy Kreme Inc (b)	46,336	182,564
Kura Sushi USA Inc Class A (b)	3,105	170,992
Las Vegas Sands Corp	156,814	8,563,613
Life Time Group Holdings Inc (b)	79,425	2,129,384
Lindblad Expeditions Holdings Inc (b)	22,891	424,170
Lucky Strike Entertainment Corp Class A (c)	8,191	65,118
Marriott International Inc/MD Class A1	114,209	41,308,254
Marriott Vacations Worldwide Corp	14,416	1,038,096
McDonald's Corp	369,666	108,530,242
MGM Resorts International (b)	99,690	3,881,929
Monarch Casino & Resort Inc	6,415	761,396
Nathan's Famous Inc	1,408	141,335
Navan Inc Class A (b)	19,366	338,711
Norwegian Cruise Line Holdings Ltd (b)	236,648	4,302,261
Papa John's International Inc (c)	17,267	624,893
Penn Entertainment Inc (b)	66,677	1,164,180
Planet Fitness Inc Class A (b)	43,021	2,868,210
Portillo's Inc Class A (b)(c)	38,280	239,250
Pursuit Attractions and Hospitality Inc (b)	11,203	471,422
Rci Hospitality Holdings Inc	3,746	93,725
Red Rock Resorts Inc Class A	25,036	1,350,943
Royal Caribbean Cruises Ltd	130,633	34,455,761
Rush Street Interactive Inc Class A (b)	51,546	1,448,443
Sabre Corp (b)	198,984	364,141
Serve Robotics Inc (b)(c)	30,210	284,880
Shake Shack Inc Class A (b)	20,966	2,148,176
Six Flags Entertainment Corp (b)(c)	53,121	997,612
Starbucks Corp	591,630	62,316,389
Sweetgreen Inc Class A (b)(c)	53,233	366,243
Target Hospitality Corp (b)	17,146	249,303
Texas Roadhouse Inc	34,276	5,518,093
Travel + Leisure Co	33,148	2,143,350
United Parks & Resorts Inc (b)(c)	14,593	514,403
Vail Resorts Inc (c)	18,863	2,398,996
Viking Holdings Ltd (b)	95,306	7,806,514
Wendy's Co/The (c)	83,208	579,128
Wingstop Inc	14,411	2,364,269
Wyndham Hotels & Resorts Inc	39,027	3,176,017
Wynn Resorts Ltd	43,747	4,685,741
Xponential Fitness Inc Class A (b)(c)	12,753	83,915
Yum! Brands Inc	144,114	23,007,800
		631,571,877
Household Durables - 0.4%
Beazer Homes USA Inc (b)	13,145	283,801
Cavco Industries Inc (b)	4,033	2,044,731
Century Communities Inc	12,825	718,457
Champion Homes Inc (b)	28,780	2,193,899
Cricut Inc Class A	24,750	106,673
DR Horton Inc	140,087	21,553,786
Dream Finders Homes Inc Class A (b)(c)	15,023	219,336
Ethan Allen Interiors Inc	11,809	252,004
Flexsteel Industries Inc	1,756	97,107
Garmin Ltd	84,933	21,330,074
Gopro Inc Class A (b)	69,500	114,675
Green Brick Partners Inc (b)	15,616	1,053,143
Helen of Troy Ltd (b)	13,028	301,598
Hovnanian Enterprises Inc Class A (b)	2,408	270,756
Installed Building Products Inc	11,920	3,439,516
KB Home	32,479	1,721,062
La-Z-Boy Inc	20,795	722,418
Legacy Housing Corp (b)(c)	5,009	108,946
Leggett & Platt Inc	70,986	771,618
Lennar Corp Class A	109,620	9,898,686
Lennar Corp Class B (c)	7,024	620,781
LGI Homes Inc (b)	10,516	514,969
Lovesac Co/The (b)(c)	6,781	107,208
M/I Homes Inc (b)	13,420	1,764,596
Meritage Homes Corp	34,642	2,332,792
Mohawk Industries Inc (b)	26,925	2,842,203
Newell Brands Inc	221,534	903,859
NVR Inc (b)	1,458	9,208,538
PulteGroup Inc	99,841	12,216,545
SharkNinja Inc (b)	36,530	4,220,311
Smith Douglas Homes Corp Class A (b)(c)	4,050	57,428
Somnigroup International Inc	109,284	8,290,284
Sonos Inc (b)	62,729	930,271
Taylor Morrison Home Corp (b)	50,433	3,063,300
Toll Brothers Inc	49,194	6,992,435
TopBuild Corp (b)	14,542	6,437,743
Tri Pointe Homes Inc (b)	43,342	2,032,306
Whirlpool Corp	32,740	1,835,404
		131,573,259
Leisure Products - 0.1%
Acushnet Holdings Corp	14,171	1,372,036
Brunswick Corp/DE	33,860	2,690,177
Callaway Golf Co (b)	72,837	1,114,406
Funko Inc Class A (b)	23,415	103,260
Hasbro Inc	69,210	6,633,087
JAKKS Pacific Inc	4,387	95,461
Johnson Outdoors Inc Class A	3,500	184,205
Latham Group Inc (b)	22,774	138,238
Malibu Boats Inc Class A (b)	10,395	266,112
MasterCraft Boat Holdings Inc (b)	5,769	134,706
Mattel Inc (b)	160,475	2,419,963
Peloton Interactive Inc Class A (b)	214,569	1,169,401
Polaris Inc	27,903	1,849,132
Smith & Wesson Brands Inc	23,610	366,899
Sturm Ruger & Co Inc	7,937	344,307
YETI Holdings Inc (b)	39,849	1,572,442
		20,453,832
Specialty Retail - 1.7%
1-800-Flowers.com Inc Class A (b)(c)	10,791	38,199
Abercrombie & Fitch Co Class A (b)	23,916	2,041,231
Academy Sports & Outdoors Inc	34,679	1,901,796
Advance Auto Parts Inc (c)	31,281	1,861,532
America's Car-Mart Inc/TX (b)	3,537	43,187
American Eagle Outfitters Inc	81,079	1,412,396
Arhaus Inc Class A	28,239	208,969
Arko Corp	39,648	261,677
Asbury Automotive Group Inc (b)	10,006	2,038,122
AutoNation Inc (b)	13,673	2,903,872
AutoZone Inc (b)	8,605	31,873,178
Barnes & Noble Education Inc (b)	10,901	107,484
Bath & Body Works Inc	106,455	2,069,485
Bed Bath & Beyond Inc (b)(c)	35,729	175,072
Best Buy Co Inc	101,005	6,109,792
Boot Barn Holdings Inc (b)	15,830	2,714,054
Buckle Inc/The	16,023	891,039
Build-A-Bear Workshop Inc	6,323	233,572
Burlington Stores Inc (b)	32,347	10,351,363
Caleres Inc	16,797	220,041
Camping World Holdings Inc Class A	31,993	262,023
CarMax Inc (b)	73,971	2,907,800
Carvana Co Class A (b)	73,432	29,064,386
Chewy Inc Class A (b)	124,002	3,152,131
Citi Trends Inc (b)	3,572	173,992
Designer Brands Inc Class A	18,150	136,125
Dick's Sporting Goods Inc	34,510	7,831,009
EVgo Inc Class A (b)(c)	71,489	150,127
Five Below Inc (b)	28,711	6,766,034
Floor & Decor Holdings Inc Class A (b)	55,864	2,703,818
GameStop Corp Class A (b)(c)	213,426	5,324,979
Gap Inc/The	117,509	2,889,546
Genesco Inc (b)	5,056	179,437
Group 1 Automotive Inc	6,076	2,168,342
Haverty Furniture Cos Inc	7,224	159,939
Home Depot Inc/The	516,905	169,958,364
Lands' End Inc (b)	5,128	57,895
Lithia Motors Inc	12,587	3,651,740
Lowe's Cos Inc	291,186	69,532,305
MarineMax Inc (b)	10,854	311,944
Monro Inc	15,567	273,357
Murphy USA Inc	8,782	5,163,816
National Vision Holdings Inc (b)	41,792	970,410
O'Reilly Automotive Inc (b)	437,120	43,449,728
OneWater Marine Inc Class A (b)	6,100	57,279
Penske Automotive Group Inc	9,551	1,638,188
Petco Health & Wellness Co Inc Class A (b)	47,816	135,797
RealReal Inc/The (b)	51,082	607,365
Revolve Group Inc Class A (b)	20,454	520,554
RH (b)	7,901	1,042,616
Ross Stores Inc	167,915	38,249,358
Sally Beauty Holdings Inc (b)	51,627	732,071
Shoe Carnival Inc	8,751	162,069
Signet Jewelers Ltd	21,256	1,892,422
Sonic Automotive Inc Class A	7,689	605,509
Stitch Fix Inc Class A (b)	60,662	220,810
ThredUp Inc Class A (b)	51,744	221,982
TJX Cos Inc/The	576,432	90,355,716
Tractor Supply Co	274,847	9,647,130
Ulta Beauty Inc (b)	23,019	12,372,252
Upbound Group Inc	28,079	554,841
Urban Outfitters Inc (b)	27,858	1,959,532
Valvoline Inc (b)(c)	65,259	2,168,557
Victoria's Secret & Co (b)	41,630	2,157,683
Warby Parker Inc Class A (b)	51,153	1,131,504
Wayfair Inc Class A (b)	55,423	3,543,192
Williams-Sonoma Inc	61,901	11,217,080
Winmark Corp	1,533	583,291
Zumiez Inc (b)	6,881	169,066
		606,641,172
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd (b)	61,478	1,199,436
Carter's Inc	18,635	673,096
Columbia Sportswear Co	13,833	842,706
Crocs Inc (b)	25,927	2,644,035
Deckers Outdoor Corp (b)	73,744	7,536,637
Figs Inc Class A (b)	81,519	1,219,524
G-III Apparel Group Ltd	18,845	587,776
Kontoor Brands Inc	26,378	1,935,090
Lakeland Industries Inc (c)	6,100	62,036
Levi Strauss & Co Class A	50,854	1,133,027
Lululemon Athletica Inc (b)	55,443	7,634,501
Movado Group Inc	7,689	209,448
NIKE Inc Class B	619,021	27,459,772
Oxford Industries Inc	7,353	315,003
PVH Corp	23,679	2,165,208
Ralph Lauren Corp Class A	20,062	7,195,036
Rocky Brands Inc	3,940	144,480
Steven Madden Ltd	37,429	1,405,833
Tapestry Inc	105,138	15,249,216
Under Armour Inc Class A (b)(c)	95,546	600,984
Under Armour Inc Class C (b)	66,784	405,379
VF Corp	171,236	3,241,497
Wolverine World Wide Inc	43,131	734,090
		84,593,810
TOTAL CONSUMER DISCRETIONARY		3,576,383,227
Consumer Staples - 4.6%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	3,985	944,604
Brown-Forman Corp Class A	30,652	805,535
Brown-Forman Corp Class B (c)	88,222	2,273,481
Celsius Holdings Inc (b)	82,637	2,774,124
Coca-Cola Co/The	2,009,752	158,288,068
Coca-Cola Consolidated Inc	29,325	6,013,678
Constellation Brands Inc Class A	73,080	11,442,866
Keurig Dr Pepper Inc	705,408	20,738,995
MGP Ingredients Inc	6,351	126,639
Molson Coors Beverage Co Class B	87,701	3,748,341
Monster Beverage Corp (b)	370,475	28,552,508
National Beverage Corp (b)	11,997	410,537
PepsiCo Inc	709,551	112,456,738
Primo Brands Corp Class A	129,685	2,642,980
Vita Coco Co Inc/The (b)	22,618	1,492,562
		352,711,656
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc Class A	191,249	3,222,546
Andersons Inc/The	17,377	1,364,790
BJ's Wholesale Club Holdings Inc (b)	68,162	6,399,730
Casey's General Stores Inc	19,232	15,811,589
Chefs' Warehouse Inc/The (b)	18,958	1,471,141
Costco Wholesale Corp	230,426	233,774,090
Dollar General Corp	114,317	13,247,054
Dollar Tree Inc (b)	96,176	9,339,651
Grocery Outlet Holding Corp (b)	49,156	388,824
Ingles Markets Inc Class A	7,460	682,366
Kroger Co/The	302,160	20,568,031
Maplebear Inc (b)	95,252	4,033,922
Natural Grocers by Vitamin Cottage Inc	5,204	150,708
Performance Food Group Co (b)	81,452	7,376,293
PriceSmart Inc	13,307	2,088,134
Sprouts Farmers Market Inc (b)	50,460	4,130,151
Sysco Corp	248,683	18,579,107
Target Corp	235,281	30,527,710
United Natural Foods Inc (b)	31,483	1,574,780
US Foods Holding Corp (b)	114,411	10,696,284
Village Super Market Inc Class A	5,179	223,163
Walmart Inc	2,275,951	300,266,216
Weis Markets Inc	5,427	380,867
		686,297,147
Food Products - 0.4%
Archer-Daniels-Midland Co	249,655	18,609,284
B&G Foods Inc	45,969	254,668
Beyond Meat Inc (b)(c)	229,686	226,034
Bunge Global SA	70,322	8,935,817
Cal-Maine Foods Inc	23,456	1,812,211
Calavo Growers Inc	8,685	244,570
Campbell's Company/The (c)	101,277	2,105,549
Conagra Brands Inc	248,341	3,563,693
Darling Ingredients Inc (b)	81,943	5,263,199
Flowers Foods Inc	108,787	985,610
Fresh Del Monte Produce Inc	17,303	724,823
Freshpet Inc (b)	25,353	1,708,285
General Mills Inc	276,936	9,778,610
Hershey Co/The	76,985	14,299,194
Hormel Foods Corp	150,879	3,239,372
Ingredion Inc	32,603	3,643,059
J & J Snack Foods Corp	8,098	714,729
JM Smucker Co	55,297	5,420,765
John B Sanfilippo & Son Inc	4,924	402,734
Kraft Heinz Co/The	443,597	10,051,908
Lamb Weston Holdings Inc	71,995	3,135,382
Lifeway Foods Inc (b)	3,341	89,672
Mama's Creations Inc (b)	20,248	287,319
Marzetti Company/The	10,481	1,365,465
McCormick & Co Inc/MD	132,007	6,711,236
Mission Produce Inc (b)	21,170	293,416
Mondelez International Inc	665,559	40,891,945
Pilgrim's Pride Corp	22,309	738,428
Post Holdings Inc (b)	21,725	2,275,694
Seaboard Corp	133	756,229
Seneca Foods Corp Class A (b)	2,590	362,237
Simply Good Foods Co/The (b)	45,033	602,091
Tootsie Roll Industries Inc Class A	11,018	465,180
Tyson Foods Inc Class A	146,231	9,369,020
Utz Brands Inc Class A	39,729	316,243
Vital Farms Inc (b)(c)	18,839	257,152
Westrock Coffee Co (b)	17,501	103,081
		160,003,904
Household Products - 0.7%
Central Garden & Pet Co (b)	4,897	181,287
Central Garden & Pet Co Class A (b)	26,672	895,112
Church & Dwight Co Inc	122,777	11,916,736
Clorox Co/The	62,929	6,068,873
Colgate-Palmolive Co	418,517	35,724,611
Energizer Holdings Inc	30,936	605,727
Kimberly-Clark Corp	172,275	16,957,028
Oil-Dri Corp of America	5,592	407,936
Procter & Gamble Co/The	1,206,753	177,501,300
Reynolds Consumer Products Inc	29,092	610,059
Spectrum Brands Holdings Inc	11,967	988,474
WD-40 Co	7,015	1,472,869
		253,330,012
Personal Care Products - 0.1%
BellRing Brands Inc (b)	60,535	1,077,523
Coty Inc Class A (b)	195,323	480,495
Edgewell Personal Care Co	24,104	543,545
elf Beauty Inc (b)(c)	30,651	1,960,744
Estee Lauder Cos Inc/The Class A	128,361	9,846,572
Herbalife Ltd (b)	53,544	888,830
Honest Co Inc/The (b)(c)	56,388	197,358
Interparfums Inc	9,671	882,189
Kenvue Inc	994,630	17,435,864
Medifast Inc (b)(c)	4,771	51,861
Nature's Sunshine Products Inc (b)	7,480	203,157
Niagen Bioscience Inc (b)	26,894	127,209
Nu Skin Enterprises Inc Class A	24,447	178,463
Olaplex Holdings Inc (b)(c)	62,922	127,732
USANA Health Sciences Inc (b)	5,109	97,326
		34,098,868
Tobacco - 0.5%
Altria Group Inc	871,639	63,324,573
Philip Morris International Inc	808,364	133,436,646
Turning Point Brands Inc	10,030	809,220
Universal Corp/VA	12,614	675,858
		198,246,297
TOTAL CONSUMER STAPLES		1,684,687,884
Energy - 3.6%
Energy Equipment & Services - 0.4%
Archrock Inc	90,856	3,520,670
Atlas Energy Solutions Inc (c)	40,083	696,643
Baker Hughes Co Class A	513,158	35,751,718
Bristow Group Inc	13,267	651,808
Cactus Inc Class A	35,761	1,992,603
Core Laboratories Inc	24,076	352,713
DMC Global Inc (b)	10,437	64,501
Energy Services of America Corp	6,349	107,933
Expro Group Holdings NV (b)	52,525	956,480
Flowco Holdings Inc Class A	15,487	384,542
Forum Energy Technologies Inc (b)	5,728	360,119
Geospace Technologies Corp (b)	6,641	60,764
Halliburton Co	434,723	18,388,783
Helix Energy Solutions Group Inc (b)	71,855	743,699
Helmerich & Payne Inc	51,693	2,087,363
Innovex International Inc (b)	19,939	553,706
Kodiak Gas Services Inc	43,082	2,920,960
Liberty Energy Inc Class A	84,057	2,840,286
Nabors Industries Ltd (b)	7,597	779,528
National Energy Services Reunited Corp (b)	30,474	760,022
Natural Gas Services Group Inc	6,097	248,087
Noble Corp PLC	65,102	3,322,155
NOV Inc	188,472	3,856,137
Oceaneering International Inc (b)	52,154	1,957,861
Oil States International Inc (b)	28,124	322,864
Patterson-UTI Energy Inc	179,120	2,188,846
ProPetro Holding Corp (b)	48,817	836,235
Ranger Energy Services Inc Class A	7,465	130,339
RPC Inc	47,160	371,621
Select Water Solutions Inc Class A	57,854	967,897
SLB Ltd	776,577	44,171,700
Solaris Energy Infrastructure Inc Class A	23,709	1,750,673
TETRA Technologies Inc (b)	68,967	656,566
Tidewater Inc (b)	23,989	2,142,937
Transocean Ltd (b)	517,666	3,530,482
Valaris Ltd (b)	33,416	3,407,764
Weatherford International PLC	37,402	4,127,311
		147,964,316
Oil, Gas & Consumable Fuels - 3.2%
Aemetis Inc (b)	31,477	99,153
Amplify Energy Corp (b)	16,571	106,054
Antero Midstream Corp	171,930	3,758,390
Antero Resources Corp (b)	151,924	5,964,536
APA Corp	184,136	7,499,859
California Resources Corp	41,012	2,799,479
Calumet Inc (b)	33,011	1,080,120
Centrus Energy Corp Class A (b)(c)	9,878	2,083,863
Cheniere Energy Inc	111,759	30,728,137
Chevron Corp	973,274	188,143,597
Chord Energy Corp	29,536	4,300,442
Clean Energy Fuels Corp (b)	95,088	218,702
CNX Resources Corp (b)	74,308	2,891,324
Comstock Inc (b)(c)	37,238	122,141
Comstock Resources Inc (b)(c)	40,743	709,743
ConocoPhillips	636,373	80,042,996
Core Natural Resources Inc	26,682	2,394,443
Coterra Energy Inc	395,085	14,187,502
Crescent Energy Co Class A	127,252	1,711,539
CVR Energy Inc (b)	15,929	527,887
Delek US Holdings Inc	30,949	1,441,914
Devon Energy Corp	322,073	16,544,890
Diamondback Energy Inc	100,769	20,721,129
Diversified Energy Co	32,536	541,724
Dorian LPG Ltd	19,312	744,478
DT Midstream Inc	52,766	7,808,840
EOG Resources Inc	281,937	39,631,884
EQT Corp	324,273	19,482,322
Evolution Petroleum Corp	19,600	94,080
Excelerate Energy Inc Class A	12,786	446,231
Expand Energy Corp	123,674	12,633,299
Exxon Mobil Corp	2,169,852	334,873,259
Gevo Inc (b)	116,732	222,958
Granite Ridge Resources Inc	33,656	202,946
Green Plains Inc (b)	36,101	627,435
Gulfport Energy Corp (b)	8,104	1,560,344
HF Sinclair Corp	81,097	5,450,529
HighPeak Energy Inc Class A (c)	11,790	79,936
Infinity Natural Resources Inc Class A (b)	8,529	138,937
International Seaways Inc	21,249	1,762,605
Kinder Morgan Inc	1,016,683	33,418,370
Kinetik Holdings Inc Class A (c)	23,527	1,189,055
Lightbridge Corp (b)	16,816	219,449
Magnolia Oil & Gas Corp Class A	95,245	2,880,209
Marathon Petroleum Corp	153,152	38,026,110
Matador Resources Co	60,666	3,848,651
Murphy Oil Corp	70,014	2,923,785
NextDecade Corp (b)(c)	73,509	575,575
Northern Oil & Gas Inc	54,140	1,470,442
Occidental Petroleum Corp	373,795	22,644,501
ONEOK Inc	326,975	30,232,109
Ovintiv Inc	144,147	8,872,248
Par Pacific Holdings Inc (b)	25,983	1,706,304
PBF Energy Inc Class A	43,208	1,873,499
Peabody Energy Corp	63,633	1,696,456
Permian Resources Holdings Inc/DE Class A	385,215	8,328,348
Phillips 66	209,298	37,495,737
PrimeEnergy Resources Corp (b)	347	76,891
Range Resources Corp	122,965	5,348,978
REX American Resources Corp (b)	15,207	737,540
Riley Exploration Permian Inc	5,999	216,984
Ring Energy Inc (b)	102,619	192,924
Sable Offshore Corp (b)(c)	63,390	909,647
SandRidge Energy Inc	15,962	248,209
SM Energy Co	117,823	3,656,048
Summit Midstream Corp Class A (b)	6,009	190,185
Talos Energy Inc (b)	64,949	1,033,988
Targa Resources Corp	111,436	28,982,275
Texas Pacific Land Corp	30,050	13,332,284
Ur-Energy Inc (United States) (b)	176,670	316,239
Uranium Energy Corp (b)	250,757	3,733,772
VAALCO Energy Inc	58,477	384,194
Valero Energy Corp	158,422	40,014,229
Venture Global Inc Class A	249,101	3,305,570
Viper Energy Inc Class A	97,078	4,793,712
Vitesse Energy Inc	15,021	281,794
W&T Offshore Inc	53,575	225,551
Williams Cos Inc/The	634,169	48,393,436
World Kinect Corp	29,326	790,922
		1,168,945,867
TOTAL ENERGY		1,316,910,183
Financials - 12.4%
Banks - 3.7%
1st Source Corp	9,350	687,506
ACNB Corp	5,681	287,970
Amalgamated Financial Corp	11,268	460,636
Amerant Bancorp Inc Class A	19,999	459,377
Ameris Bancorp	32,911	2,805,663
Arrow Financial Corp	7,679	282,971
Associated Banc-Corp	85,006	2,393,769
Atlantic Union Bankshares Corp	73,334	2,761,025
Avidbank Holdings Inc (b)	3,957	117,285
Axos Financial Inc (b)	29,943	2,887,703
Banc of California Inc	71,851	1,345,769
BancFirst Corp	10,816	1,207,174
Bancorp Inc/The (b)	21,769	1,302,439
Bank First Corp	5,266	765,202
Bank of America Corp	3,444,694	184,153,341
Bank of Hawaii Corp	20,423	1,623,833
Bank of Marin Bancorp	9,187	235,555
Bank OZK	54,617	2,630,355
BankUnited Inc	38,091	1,770,470
Bankwell Financial Group Inc	3,699	191,312
Banner Corp	17,607	1,178,084
Bar Harbor Bankshares	9,013	308,695
Beacon Financial Corp	43,929	1,253,294
BOK Financial Corp	10,902	1,458,579
Bridgewater Bancshares Inc (b)	11,852	214,877
Burke & Herbert Financial Services Corp	6,498	417,886
Business First Bancshares Inc	17,228	471,703
Byline Bancorp Inc	16,669	535,908
California BanCorp	10,555	197,273
Camden National Corp	8,844	426,015
Capital Bancorp Inc	5,363	168,881
Capital City Bank Group Inc	7,278	336,025
Capitol Federal Financial Inc	60,231	462,574
Carter Bankshares Inc (b)	11,368	291,021
Cathay General Bancorp	34,442	1,929,785
Central Pacific Financial Corp	13,541	450,644
ChoiceOne Financial Services Inc	7,547	226,636
Citigroup Inc	907,413	116,130,716
Citizens Financial Group Inc	220,366	14,334,808
City Holding Co	7,414	911,625
Civista Bancshares Inc	11,154	277,400
CNB Financial Corp/PA	14,932	453,634
Coastal Financial Corp/WA Class A (b)	7,072	534,785
CoastalSouth Bancshares Inc	3,909	99,875
Colony Bankcorp Inc	10,946	217,169
Columbia Banking System Inc	154,514	4,573,614
Columbia Financial Inc (b)	15,171	291,738
Commerce Bancshares Inc/MO	70,433	3,664,629
Commercial Bancgroup Inc	3,749	108,571
Community Financial System Inc	27,653	1,752,094
Community Trust Bancorp Inc	7,730	501,909
Community West Bancshares	12,045	285,707
Connectone Bancorp Inc	25,062	732,312
Cullen/Frost Bankers Inc	32,890	4,766,748
Customers Bancorp Inc (b)	17,235	1,314,513
CVB Financial Corp	65,898	1,342,342
Dime Community Bancshares Inc	21,745	780,428
Eagle Bancorp Inc	14,322	370,224
East West Bancorp Inc	71,485	9,040,708
Eastern Bankshares Inc	111,377	2,253,157
Enterprise Financial Services Corp	19,486	1,126,681
Equity Bancshares Inc Class A	8,047	364,851
Esquire Financial Holdings Inc	3,401	357,513
Farmers National Banc Corp	29,479	414,770
FB Bancorp Inc (b)	9,352	130,741
FB Financial Corp	20,384	1,102,163
Fifth Third Bancorp	466,742	23,691,824
Financial Institutions Inc	10,949	373,032
First Bancorp/Southern Pines NC	21,433	1,237,541
First Busey Corp	45,606	1,194,877
First Business Financial Services Inc	4,411	247,898
First Citizens BancShares Inc/NC Class A	5,040	9,998,453
First Commonwealth Financial Corp	53,186	979,154
First Community Bankshares Inc	9,798	417,591
First Community Corp/SC	4,837	143,224
First Financial Bancorp	53,450	1,618,466
First Financial Bankshares Inc	67,166	2,167,447
First Financial Corp	6,213	408,008
First Hawaiian Inc	64,361	1,755,768
First Horizon Corp	251,821	6,285,452
First Internet Bancorp	4,503	103,209
First Interstate BancSystem Inc Class A	45,599	1,618,309
First Merchants Corp	32,087	1,297,598
First Mid Bancshares Inc	11,509	484,414
Firstsun Capital Bancorp (b)	12,697	448,966
Five Star Bancorp	8,502	343,906
Flagstar Financial Inc	157,811	2,204,620
Flushing Financial Corp	16,464	265,400
FNB Corp/PA	187,334	3,343,912
Franklin Financial Services Corp	2,209	124,477
Fulton Financial Corp	98,510	2,126,831
GBank Financial Holdings Inc (b)	4,850	142,833
German American Bancorp Inc	19,819	853,604
Glacier Bancorp Inc	66,328	3,253,388
Great Southern Bancorp Inc	3,964	270,424
Hancock Whitney Corp	42,149	2,845,479
Hanmi Financial Corp	16,055	480,205
Heritage Financial Corp Wash	21,568	593,551
Hilltop Holdings Inc	21,702	817,514
Hingham Institution For Savings The	983	279,369
Home Bancorp Inc	3,540	220,153
Home BancShares Inc/AR	94,298	2,533,787
HomeTrust Bancshares Inc	6,340	289,548
Hope Bancorp Inc	68,272	849,986
Horizon Bancorp Inc/IN	26,838	485,768
Huntington Bancshares Inc/OH	1,057,469	17,723,180
Independent Bank Corp	25,514	1,989,837
Independent Bank Corp/MI	10,985	364,812
International Bancshares Corp	27,599	1,979,952
Investar Holding Corp	6,037	167,285
JPMorgan Chase & Co	1,399,882	438,485,039
Kearny Financial Corp/MD	27,474	220,891
KeyCorp	485,879	10,742,785
Lakeland Financial Corp	13,214	799,711
Live Oak Bancshares Inc	17,941	674,582
M&T Bank Corp	78,973	17,265,867
Mechanics Bancorp Class A	25,554	377,305
Mercantile Bank Corp	9,018	462,714
Meridian Corp	5,056	95,154
Metrocity Bankshares Inc	11,460	366,605
Metropolitan Bank Holding Corp	5,605	495,202
Mid Penn Bancorp Inc	10,935	360,527
Midland States Bancorp Inc	10,937	284,471
MVB Financial Corp	6,449	168,512
National Bank Holdings Corp Class A	23,115	987,011
NB Bancorp Inc	19,599	384,728
Nbt Bancorp Inc	27,179	1,187,451
Nicolet Bankshares Inc	10,063	1,474,028
Northeast Bank	3,997	497,027
Northfield Bancorp Inc	20,569	286,938
Northpointe Bancshares Inc	5,288	94,284
Northrim BanCorp Inc	13,515	331,523
Northwest Bancshares Inc	76,717	1,060,996
OceanFirst Financial Corp	30,301	577,840
Old National Bancorp/IN	178,550	4,279,844
Old Second Bancorp Inc	26,444	545,011
Origin Bancorp Inc	15,217	712,460
Orrstown Financial Services Inc	10,003	367,510
Park National Corp	8,378	1,442,608
Parke Bancorp Inc	4,983	150,038
Pathward Financial Inc	11,190	971,740
Peapack-Gladstone Financial Corp	8,584	358,382
Peoples Bancorp Inc/OH	18,335	630,724
Peoples Financial Services Corp	5,243	298,641
Pinnacle Financial Partners Inc	78,208	7,737,900
PNC Financial Services Group Inc/The	209,682	46,759,086
Preferred Bank/Los Angeles CA	5,642	534,467
Prosperity Bancshares Inc	52,022	3,623,332
Provident Financial Services Inc	68,664	1,557,300
QCR Holdings Inc	8,807	796,329
Red River Bancshares Inc	2,440	221,381
Regions Financial Corp	449,678	12,838,307
Renasant Corp	48,615	1,939,252
Republic Bancorp Inc/KY Class A	5,250	397,583
S&T Bancorp Inc	19,201	847,340
Seacoast Banking Corp of Florida	49,172	1,547,443
ServisFirst Bancshares Inc	26,057	2,074,658
Shore Bancshares Inc	16,501	318,469
Sierra Bancorp	6,313	227,773
Simmons First National Corp Class A	74,781	1,589,844
SmartFinancial Inc	7,758	325,371
South Plains Financial Inc	6,441	264,596
Southern First Bancshares Inc (b)	3,944	222,047
Southern Missouri Bancorp Inc	5,029	343,179
Southside Bancshares Inc	14,401	475,665
SOUTHSTATE BANK CORP	52,367	5,114,685
Stellar Bancorp Inc	23,749	892,012
Stock Yards Bancorp Inc	14,331	1,036,561
Texas Capital Bancshares Inc (b)	22,665	2,282,366
TFS Financial Corp	27,162	408,516
Third Coast Bancshares Inc (b)	7,091	264,778
Tompkins Financial Corp	6,419	540,929
Towne Bank/Portsmouth VA	44,535	1,583,665
TriCo Bancshares	17,336	871,481
Triumph Financial Inc (b)	11,763	796,120
Truist Financial Corp	656,024	33,785,236
TrustCo Bank Corp NY	9,787	465,861
Trustmark Corp	30,609	1,358,121
UMB Financial Corp	37,410	4,720,020
United Bankshares Inc/WV	72,142	3,160,541
United Community Bank/SC	62,238	2,074,393
Unity Bancorp Inc	3,708	193,854
Univest Financial Corp	14,915	566,621
US Bancorp	807,261	45,739,408
Valley National Bancorp	246,974	3,351,437
WaFd Inc	38,466	1,361,696
Washington Trust Bancorp Inc	9,786	307,574
Webster Financial Corp	83,223	6,022,016
Wells Fargo & Co	1,605,755	132,041,234
WesBanco Inc	50,103	1,722,541
Westamerica BanCorp	12,583	689,800
Western Alliance Bancorp	54,053	4,407,482
Wintrust Financial Corp	34,517	5,197,225
WSFS Financial Corp	27,493	1,978,671
Zions Bancorp NA	77,074	4,888,033
		1,325,856,060
Capital Markets - 3.1%
Acadian Asset Management Inc	13,730	924,716
Affiliated Managers Group Inc	14,623	4,308,959
AI Financial Corp (b)	65,825	49,381
Ameriprise Financial Inc	47,413	22,511,218
Ares Management Corp Class A	106,964	12,557,574
Artisan Partners Asset Management Inc Class A	37,812	1,415,681
Bakkt Inc Class A (b)	6,744	58,132
Bank of New York Mellon Corp/The	357,247	48,003,279
BGC Group Inc Class A	189,093	2,123,514
Blackrock Inc	74,924	79,839,014
Blackstone Inc	388,862	48,833,290
Blue Owl Capital Inc Class A	328,318	3,201,101
BRC Group Holdings Inc (b)(c)	8,785	75,463
Carlyle Group Inc/The	134,486	6,733,714
Cboe Global Markets Inc	54,338	16,306,290
Charles Schwab Corp/The	867,178	79,468,192
CME Group Inc Class A	187,232	53,889,114
Cohen & Steers Inc	14,217	999,313
Coinbase Global Inc Class A (b)	115,827	21,748,836
DigitalBridge Group Inc Class A	86,582	1,347,216
Donnelley Financial Solutions Inc (b)	13,813	694,794
Evercore Inc Class A	20,046	6,440,579
FactSet Research Systems Inc	19,279	4,387,515
Federated Hermes Inc Class B	38,144	2,215,785
Franklin Resources Inc	159,556	4,781,893
Galaxy Digital Inc Class A	100,442	2,756,128
GCM Grosvenor Inc Class A	33,949	370,723
Goldman Sachs Group Inc/The	155,717	143,846,693
Hamilton Lane Inc Class A	21,155	1,946,048
Houlihan Lokey Inc Class A	28,145	4,355,439
Innventure Inc (b)(c)	24,174	157,373
Interactive Brokers Group Inc Class A	231,447	18,400,037
Intercontinental Exchange Inc	294,853	46,613,311
Invesco Ltd	230,517	6,041,851
Janus Henderson Group PLC	63,872	3,296,434
Jefferies Financial Group Inc	85,515	4,123,533
KKR & Co Inc Class A	356,469	37,193,975
Lazard Inc	58,741	2,848,939
LPL Financial Holdings Inc	41,598	13,899,140
MarketAxess Holdings Inc	19,279	3,030,466
Miami International Holdings Inc	15,691	729,475
Moelis & Co Class A	38,540	2,509,725
Moody's Corp	79,648	36,785,429
Morgan Stanley	624,569	119,036,606
Morningstar Inc	11,836	1,996,852
MSCI Inc	38,124	22,546,915
Nasdaq Inc	233,215	21,434,791
Northern Trust Corp	96,825	16,105,871
Oppenheimer Holdings Inc Class A	3,159	361,642
Perella Weinberg Partners Class A	35,085	797,833
Piper Sandler Cos	35,228	3,071,882
PJT Partners Inc Class A	12,622	1,927,884
Raymond James Financial Inc	90,979	14,403,795
Ridgepost Capital Inc Class A	31,145	246,980
Robinhood Markets Inc Class A (b)	410,519	29,922,730
S&P Global Inc	158,872	68,510,373
SEI Investments Co	48,289	4,378,847
State Street Corp	145,037	22,167,455
StepStone Group Inc Class A	38,374	2,029,985
Stifel Financial Corp	79,228	6,243,959
StoneX Group Inc (b)	36,289	3,847,723
T Rowe Price Group Inc	113,480	11,674,822
TPG Inc Class A	67,107	2,927,207
Tradeweb Markets Inc Class A	59,946	6,788,885
Victory Capital Holdings Inc Class A	24,730	1,941,552
Virtu Financial Inc Class A	41,258	2,048,872
Virtus Invt Partners Inc	3,502	509,716
WisdomTree Inc	58,693	997,781
		1,117,740,240
Consumer Finance - 0.6%
Ally Financial Inc	146,277	6,493,236
American Express Co	278,077	89,832,775
Atlanticus Holdings Corp (b)	2,798	222,189
Bread Financial Holdings Inc	22,768	1,930,271
Capital One Financial Corp	324,656	62,106,693
Credit Acceptance Corp (b)(c)	3,076	1,553,103
Dave Inc Class A (b)	5,802	1,578,086
DeFi Development Corp (b)(c)	12,593	55,283
Encore Capital Group Inc (b)	11,509	952,600
Enova International Inc (b)	12,769	2,163,196
EZCORP Inc Class A (b)(c)	30,959	1,014,836
Figure Technology Solutions Inc Class A (c)	16,358	574,166
FirstCash Holdings Inc	20,113	4,389,059
Green Dot Corp Class A (b)	26,615	334,018
Jefferson Capital Inc	9,102	188,775
LendingClub Corp (b)	61,024	1,041,680
Lendingtree Inc (b)	5,724	283,853
Navient Corp	34,334	317,246
Nelnet Inc Class A	7,027	995,726
NerdWallet Inc Class A (b)	19,867	215,358
OneMain Holdings Inc	61,197	3,596,548
Oportun Financial Corp (b)	19,447	118,432
OppFi Inc Class A (b)	14,937	142,051
PRA Group Inc (b)	20,531	447,370
PROG Holdings Inc	20,713	742,147
Regional Management Corp	4,796	179,131
SLM Corp	102,783	2,372,232
SoFi Technologies Inc Class A (b)(c)	661,587	10,651,551
Synchrony Financial	180,339	13,741,832
Upstart Holdings Inc (b)(c)	44,281	1,398,394
World Acceptance Corp (b)(c)	1,477	217,355
		209,849,192
Financial Services - 3.2%
Affirm Holdings Inc Class A (b)	151,822	9,759,118
Alerus Financial Corp	12,975	349,547
Apollo Global Management Inc	241,288	31,058,591
Berkshire Hathaway Inc Class B (b)	952,038	450,885,197
Better Home & Finance Holding Co Class A (b)(c)	3,768	154,978
Block Inc Class A (b)	284,237	20,041,551
Cannae Holdings Inc	24,747	334,332
Cantaloupe Inc (b)	30,631	334,491
Cass Information Systems Inc	5,546	262,270
Corebridge Financial Inc	132,079	3,637,456
Corpay Inc (b)	36,396	11,154,282
Enact Holdings Inc	14,690	627,704
Equitable Holdings Inc	147,801	6,237,202
Essent Group Ltd	49,969	3,024,124
Euronet Worldwide Inc (b)	20,000	1,447,600
Federal Agricultural Mortgage Corp Class C	5,054	878,385
Fidelity National Information Services Inc	268,504	12,493,491
Finance of America Cos Inc Class A (b)	2,701	53,344
Fiserv Inc (b)	279,239	17,494,323
Flywire Corp (b)	55,740	753,047
Global Payments Inc	123,784	8,907,497
HA Sustainable Infrastructure Capital Inc	66,247	2,779,062
International Money Express Inc (b)	15,349	244,203
Jack Henry & Associates Inc	37,728	5,800,680
Jackson Financial Inc	36,642	4,242,044
loanDepot Inc Class A (b)	103,245	160,030
Marqeta Inc Class A (b)	199,093	864,064
Mastercard Inc Class A	422,836	212,652,681
Merchants Bancorp/IN	15,633	727,560
MGIC Investment Corp	113,407	3,003,017
NCR Atleos Corp (b)	38,162	1,693,630
NewtekOne Inc	13,478	174,810
NMI Holdings Inc (b)	39,708	1,537,097
Onity Group Inc (b)	4,307	198,165
Paymentus Holdings Inc Class A (b)	26,360	739,398
Payoneer Global Inc (b)	146,219	728,171
PayPal Holdings Inc	478,456	23,989,784
Paysign Inc (b)	18,390	120,637
PennyMac Financial Services Inc	15,096	1,363,018
Priority Technology Holdings Inc (b)(c)	14,539	75,311
Radian Group Inc	70,015	2,508,637
Remitly Global Inc (b)	89,259	1,953,880
Repay Holdings Corp Class A (b)	33,510	127,003
Rocket Cos Inc Class A (b)	501,163	7,327,003
Sezzle Inc (b)(c)	8,821	702,152
Shift4 Payments Inc Class A (b)(c)	34,763	1,539,306
Toast Inc Class A (b)	247,751	7,065,859
UWM Holdings Corp Class A	135,601	480,028
Velocity Financial Inc (b)	4,901	94,539
Visa Inc Class A	872,837	287,896,556
Voya Financial Inc	48,541	3,978,420
Walker & Dunlop Inc	17,408	876,493
Western Union Co/The (c)	167,213	1,519,966
WEX Inc (b)	17,884	2,688,502
		1,159,740,236
Insurance - 1.7%
Abacus Global Management Inc Class A (c)	16,230	154,185
AFLAC Inc	242,484	27,563,156
Allstate Corp/The	135,022	29,334,880
American Coastal Insurance Corp	11,267	134,077
American Financial Group Inc/OH	35,864	4,779,595
American Integrity Insurance Group Inc	3,413	66,895
American International Group Inc	278,423	20,826,040
Amerisafe Inc	9,211	279,093
Aon PLC	111,338	34,698,488
Arch Capital Group Ltd (b)	185,395	17,512,412
Arthur J Gallagher & Co	133,531	27,560,798
Assurant Inc	25,958	6,133,097
Assured Guaranty Ltd	22,371	1,832,185
Axis Capital Holdings Ltd	39,814	3,997,724
Baldwin Insurance Group Inc/The Class A (b)	40,496	920,069
Bowhead Specialty Holdings Inc (b)	8,520	202,606
Brighthouse Financial Inc (b)	29,493	1,836,234
Brown & Brown Inc	151,858	9,134,259
Chubb Ltd	188,715	61,709,806
Cincinnati Financial Corp	81,129	13,272,704
CNO Financial Group Inc	49,927	2,219,255
Donegal Group Inc Class A	7,682	129,211
Employers Holdings Inc	11,285	475,324
Erie Indemnity Co Class A	13,231	2,896,663
Everest Group Ltd	21,135	7,540,123
F&G Annuities & Life Inc	19,806	567,244
Fidelity National Financial Inc	132,325	6,920,598
First American Financial Corp	52,934	3,712,261
Genworth Financial Inc Class A (b)	206,699	1,816,884
Globe Life Inc	41,257	6,365,955
Goosehead Insurance Inc Class A (b)	12,656	566,862
Greenlight Capital Re Ltd Class A (b)	13,747	251,845
Hagerty Inc Class A (b)	20,309	206,339
Hanover Insurance Group Inc/The	18,576	3,486,529
Hartford Insurance Group Inc/The	144,724	19,799,690
HCI Group Inc	5,683	872,738
Heritage Insurance Holdings Inc (b)	11,241	329,586
Hippo Holdings Inc (b)	10,487	276,123
Horace Mann Educators Corp	20,912	950,241
Investors Title Co	875	207,183
James River Group Holdings Inc	23,969	148,608
Kemper Corp	30,492	1,027,275
Kingstone Cos Inc	6,150	102,521
Kinsale Capital Group Inc	11,468	3,711,159
Lemonade Inc (b)(c)	32,993	1,868,724
Lincoln National Corp	87,626	3,313,139
Loews Corp	87,580	9,862,384
Markel Group Inc (b)	6,545	11,600,816
Marsh & McLennan Cos Inc	251,481	42,175,880
MBIA Inc (b)	23,222	135,616
Mercury General Corp	13,812	1,344,046
MetLife Inc	286,011	22,909,481
Neptune Insurance Holdings Inc Class A	9,396	236,121
Octave Specialty Group Inc (b)	21,231	94,053
Old Republic International Corp	118,370	4,728,882
Oscar Health Inc Class A (b)	113,334	2,092,146
Palomar Hldgs Inc (b)	13,896	1,672,800
Primerica Inc	16,563	4,658,675
Principal Financial Group Inc	102,929	10,386,565
ProAssurance Corp (b)	25,990	641,953
Progressive Corp/The	304,477	61,285,132
Prudential Financial Inc	180,885	17,746,627
Reinsurance Group of America Inc	34,053	7,200,847
RLI Corp	47,585	2,463,475
Root Inc/OH Class A (b)	6,880	374,822
Ryan Specialty Holdings Inc Class A	59,138	2,056,228
Safety Insurance Group Inc	8,149	612,479
Selective Insurance Group Inc	31,529	2,646,860
Selectquote Inc (b)	74,846	68,843
SiriusPoint Ltd (b)	54,088	1,266,200
Skyward Specialty Insurance Group Inc (b)	21,178	962,540
Slide Insurance Holdings Inc (b)	12,398	231,223
Stewart Information Services Corp	15,715	1,099,893
Tiptree Inc Class A	11,644	200,743
Travelers Companies Inc/The	112,152	34,222,061
Trupanion Inc (b)	17,697	424,551
TWFG Inc Class A (b)	7,124	132,364
United Fire Group Inc	11,627	468,801
Universal Insurance Holdings Inc	13,484	534,371
Unum Group	79,227	6,368,266
W R Berkley Corp	154,520	10,326,572
White Mountains Insurance Group Ltd	1,268	2,830,163
Willis Towers Watson PLC	49,320	12,635,784
		610,408,646
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Adamas Trust Inc	41,798	375,346
AGNC Investment Corp	576,245	6,350,220
Annaly Capital Management Inc	373,412	8,551,135
Apollo Commercial Real Estate Finance Inc	69,736	762,912
Arbor Realty Trust Inc (c)	102,658	810,998
Ares Commercial Real Estate Corp	29,861	156,173
ARMOUR Residential REIT Inc	57,401	1,006,814
Blackstone Mortgage Trust Inc Class A	82,971	1,575,619
Brightspire Capital Inc Class A	67,658	392,416
Chimera Investment Corp	43,630	599,913
Claros Mortgage Trust Inc (b)	64,165	169,396
Dynex Capital Inc	102,027	1,389,608
Ellington Financial Inc	63,802	845,377
Franklin BSP Realty Trust Inc	40,953	372,672
Invesco Mortgage Capital Inc	38,688	314,533
Kkr Real Estate Finance Trust Inc	28,453	174,417
Ladder Capital Corp Class A	61,473	631,942
MFA Financial Inc	55,251	566,323
Orchid Island Capital Inc	94,073	661,333
Pennymac Mortgage Investment Trust	45,768	557,454
Ready Capital Corp	77,315	146,124
Redwood Trust Inc	62,163	345,626
Rithm Capital Corp	286,933	2,806,205
Starwood Property Trust Inc	181,010	3,323,344
TPG Mortgage Investment Trust Inc	20,081	158,439
TPG RE Finance Trust Inc	40,018	338,552
Two Harbors Investment Corp	53,582	619,944
		34,002,835
TOTAL FINANCIALS		4,457,597,209
Health Care - 8.9%
Biotechnology - 2.1%
4D Molecular Therapeutics Inc (b)	21,841	193,730
AbbVie Inc	917,834	193,956,681
Abeona Therapeutics Inc (b)(c)	26,610	145,291
Absci Corp (b)	72,179	359,091
ACADIA Pharmaceuticals Inc (b)	64,820	1,455,209
Achieve Life Sciences Inc (b)(c)	27,308	119,882
ADMA Biologics Inc (b)	122,815	1,258,854
Agenus Inc (b)	17,352	67,846
Agios Pharmaceuticals Inc (b)	30,382	850,696
Akebia Therapeutics Inc (b)	139,093	191,948
Aldeyra Therapeutics Inc (b)	27,322	41,528
Alector Inc (b)	46,002	109,025
Alkermes PLC (b)	85,326	2,876,339
Allogene Therapeutics Inc (b)	85,855	182,871
Alnylam Pharmaceuticals Inc (b)	68,871	21,314,886
Altimmune Inc (b)(c)	71,457	185,788
Amgen Inc	279,680	96,839,200
AnaptysBio Inc (b)	10,339	679,582
Anavex Life Sciences Corp (b)	44,342	148,102
Anika Therapeutics Inc (b)	6,770	84,287
Annexon Inc (b)	68,330	401,097
Apellis Pharmaceuticals Inc (b)	53,194	2,178,294
Apogee Therapeutics Inc (b)	27,673	2,293,815
Arbutus Biopharma Corp (b)	77,916	327,247
Arcturus Therapeutics Holdings Inc (b)	12,139	104,638
Arcus Biosciences Inc (b)	44,493	1,134,572
Arcutis Biotherapeutics Inc (b)	57,426	1,333,432
Ardelyx Inc (b)	125,454	794,124
ArriVent Biopharma Inc (b)	16,489	512,643
Arrowhead Pharmaceuticals Inc (b)	72,760	5,346,405
ARS Pharmaceuticals Inc (b)(c)	32,897	271,729
Assembly Biosciences Inc (b)	5,773	155,582
Atrium Therapeutics Inc	7,175	91,625
aTyr Pharma Inc (b)	43,133	34,825
Aura Biosciences Inc (b)	31,277	220,503
Beam Therapeutics Inc (b)	51,390	1,558,659
Bicara Therapeutics Inc (b)	15,977	344,784
BioCryst Pharmaceuticals Inc (b)	123,944	1,135,327
Biogen Inc (b)	76,365	14,454,367
Biohaven Ltd (b)	59,478	570,394
BioMarin Pharmaceutical Inc (b)	100,148	5,398,979
Biomea Fusion Inc (b)	28,793	39,157
Black Diamond Therapeutics Inc (b)	23,643	62,654
Bridgebio Pharma Inc (b)	87,836	6,246,018
C4 Therapeutics Inc (b)	44,588	126,184
Cabaletta Bio Inc (b)(c)	49,759	148,779
Candel Therapeutics Inc (b)(c)	18,625	115,103
Capricor Therapeutics Inc (b)	24,224	813,442
Cardiff Oncology Inc (b)(c)	30,591	52,921
CareDx Inc (b)	26,407	549,530
Caribou Biosciences Inc (b)	43,719	82,192
Carisma Therapeutics Inc rights (b)(d)	58,324	0
Cartesian Therapeutics Inc rights (b)(d)	43,098	12,497
Catalyst Pharmaceuticals Inc (b)	59,747	1,680,683
Celcuity Inc (b)	18,666	2,265,119
Celldex Therapeutics Inc (b)	33,804	1,111,476
CG oncology Inc (b)	35,436	2,364,999
Cogent Biosciences Inc (b)	79,647	2,850,566
Coherus Oncology Inc (b)	89,645	159,120
Compass Therapeutics Inc (b)	78,857	139,577
Corbus Pharmaceuticals Holdings Inc (b)	8,208	81,095
Corvus Pharmaceuticals Inc (b)	37,880	575,397
Cullinan Therapeutics Inc (b)	26,073	340,253
Cytokinetics Inc (b)(c)	63,441	4,058,321
CytomX Therapeutics Inc (b)	92,005	388,261
Denali Therapeutics Inc (b)	76,455	1,431,238
Design Therapeutics Inc (b)	15,287	207,903
DiaMedica Therapeutics Inc (b)	15,861	95,959
Dianthus Therapeutics Inc (b)	19,005	1,668,639
Disc Medicine Inc (b)	16,552	1,091,604
Dyne Therapeutics Inc (b)	74,141	1,301,175
Editas Medicine Inc (b)	55,525	166,575
Eledon Pharmaceuticals Inc (b)	38,593	140,479
Emergent BioSolutions Inc (b)(c)	26,655	219,371
Enanta Pharmaceuticals Inc (b)	13,872	192,682
Entrada Therapeutics Inc (b)	11,691	157,829
Erasca Inc (b)	123,911	1,319,652
Evommune Inc (c)	5,757	137,017
Exelixis Inc (b)	134,614	5,984,938
Fate Therapeutics Inc (b)	53,650	67,063
First Tracks Biotherapeutics Inc	9,796	227,953
Galectin Therapeutics Inc (b)(c)	26,705	60,620
Geron Corp (b)	272,720	419,989
Gilead Sciences Inc	644,472	84,322,716
Gossamer Bio Inc (b)	99,976	36,770
GRAIL Inc (b)	15,156	825,699
Halozyme Therapeutics Inc (b)	60,956	3,880,459
Heron Therapeutics Inc (b)(c)	88,576	106,291
Humacyte Inc Class A (b)(c)	91,962	77,414
Ideaya Biosciences Inc (b)	45,599	1,326,931
Immunic Inc (b)(c)	6,201	59,654
ImmunityBio Inc (b)(c)	156,810	1,113,351
Immunome Inc (b)	54,321	1,246,124
Immunovant Inc (b)	39,783	1,079,910
Incyte Corp (b)	87,047	8,292,968
Inhibrx Biosciences Inc (b)	4,928	636,747
Insmed Inc (b)	110,635	15,082,870
Intellia Therapeutics Inc (b)(c)	60,416	814,408
Ionis Pharmaceuticals Inc (b)	84,338	6,305,109
Iovance Biotherapeutics Inc (b)(c)	170,271	572,111
Ironwood Pharmaceuticals Inc Class A (b)	75,257	310,435
Jade Biosciences Inc (b)	16,794	409,774
Janux Therapeutics Inc (b)	25,904	372,240
KalVista Pharmaceuticals Inc (b)(c)	20,653	550,609
Keros Therapeutics Inc (b)	10,654	118,472
Kodiak Sciences Inc (b)	21,073	916,254
Korro Bio Inc (b)	3,338	45,029
Krystal Biotech Inc (b)	13,407	3,516,120
Kura Oncology Inc (b)	45,655	403,134
Kymera Therapeutics Inc (b)	31,988	2,593,267
Kyverna Therapeutics Inc (b)	18,317	161,190
Larimar Therapeutics Inc (b)	21,590	87,655
Lexeo Therapeutics Inc (b)	30,421	173,248
Lineage Cell Therapeutics Inc (b)	118,788	179,370
Lyell Immunopharma Inc (b)	7,428	146,554
MacroGenics Inc (b)	30,003	92,409
Madrigal Pharmaceuticals Inc (b)	9,648	4,991,779
MannKind Corp (b)	154,978	438,588
MapLight Therapeutics Inc (c)	10,337	329,440
MiMedx Group Inc (b)	56,948	191,345
Mineralys Therapeutics Inc (b)	28,853	768,932
Mirum Pharmaceuticals Inc (b)	24,803	2,413,580
Moderna Inc (b)	180,685	8,300,669
Monopar Therapeutics Inc (b)(c)	2,013	104,978
Monte Rosa Therapeutics Inc (b)(c)	31,821	609,372
Myriad Genetics Inc (b)	46,430	220,543
Natera Inc (b)	71,790	14,800,226
Neurocrine Biosciences Inc (b)	52,004	6,847,367
Neurogene Inc (b)	5,595	145,974
Nkarta Inc (b)	31,374	86,906
Novavax Inc (b)(c)	84,906	672,880
Nurix Therapeutics Inc (b)	51,211	855,224
Nuvalent Inc Class A (b)	27,219	2,729,521
Ocugen Inc (b)(c)	175,442	303,515
Olema Pharmaceuticals Inc (b)	26,868	387,168
OmniAb Operations Inc (b)(d)	2,111	992
OmniAb Operations Inc (b)(d)	2,111	758
Organogenesis Holdings Inc Class A (b)	38,700	90,945
ORIC Pharmaceuticals Inc (b)	40,741	402,521
Oruka Therapeutics Inc (b)	20,200	1,381,882
Palvella Therapeutics Inc (b)	4,772	612,343
PDL BioPharma Inc (b)(d)	20,940	0
Perspective Therapeutics Inc (b)	44,085	171,932
Praxis Precision Medicines Inc (b)	13,374	4,264,032
Precigen Inc (b)(c)	90,121	374,903
Prime Medicine Inc (b)	56,650	200,824
ProKidney Corp Class A (b)(c)	53,769	102,161
Protagonist Therapeutics Inc (b)	30,549	3,023,435
Protara Therapeutics Inc (b)	23,771	126,699
PTC Therapeutics Inc (b)	41,618	2,707,667
Puma Biotechnology Inc (b)	20,880	156,809
Recursion Pharmaceuticals Inc Class A (b)(c)	262,684	908,887
Regeneron Pharmaceuticals Inc	52,349	37,013,884
REGENXBIO Inc (b)	24,723	221,765
Relay Therapeutics Inc (b)	67,279	871,936
Replimune Group Inc (b)	35,950	92,392
Revolution Medicines Inc (b)	94,253	13,583,742
Rezolute Inc (b)	48,210	154,272
Rhythm Pharmaceuticals Inc (b)	31,405	2,555,111
Rigel Pharmaceuticals Inc (b)	9,185	265,447
Rocket Pharmaceuticals Inc (b)	45,953	159,916
Roivant Sciences Ltd (b)	233,702	6,667,518
Sagimet Biosciences Inc Class A (b)	13,852	111,232
Sana Biotechnology Inc (b)	83,037	273,192
Sangamo Therapeutics Inc (b)	164,888	19,654
Sarepta Therapeutics Inc (b)	54,609	1,140,236
Savara Inc (b)	70,215	367,927
Scholar Rock Holding Corp (b)	43,801	2,041,565
SELLAS Life Sciences Group Inc (b)(c)	87,671	433,971
Sionna Therapeutics Inc (b)	7,367	285,103
Soleno Therapeutics Inc (b)	25,572	1,350,713
Solid Biosciences Inc (b)	23,701	172,069
Spyre Therapeutics Inc (b)	35,451	2,639,327
Stoke Therapeutics Inc (b)	26,488	866,687
Summit Therapeutics Inc (b)	79,596	1,708,130
Syndax Pharmaceuticals Inc (b)	44,759	959,185
Tango Therapeutics Inc (b)	50,731	1,096,804
Taysha Gene Therapies Inc (b)	117,323	749,694
Tectonic Therapeutic Inc (b)(c)	5,330	149,080
TG Therapeutics Inc (b)	70,609	2,385,172
Tonix Pharmaceuticals Holding Corp (b)	6,596	85,286
Travere Therapeutics Inc (b)	46,421	1,955,253
Twist Bioscience Corp (b)	31,584	1,846,085
Tyra Biosciences Inc (b)	12,677	440,526
Ultragenyx Pharmaceutical Inc (b)	49,849	1,230,772
United Therapeutics Corp (b)	22,391	12,793,098
Upstream Bio Inc (b)	17,310	158,906
Vanda Pharmaceuticals Inc (b)	31,092	220,753
Vaxcyte Inc (b)	67,367	3,856,087
Vera Therapeutics Inc Class A (b)	33,214	1,182,751
Veracyte Inc (b)	40,730	1,340,832
Verastem Inc (b)	40,943	223,549
Vericel Corp (b)	26,423	917,671
Vertex Pharmaceuticals Inc (b)	131,871	56,359,028
Viking Therapeutics Inc (b)	60,721	1,893,281
Vir Biotechnology Inc (b)	58,214	594,656
Viridian Therapeutics Inc (b)	44,093	594,374
Voyager Therapeutics Inc (b)	26,647	99,393
Xencor Inc (b)	35,877	428,013
XOMA Royalty Corp (b)	4,878	199,705
Zenas Biopharma Inc (b)	14,681	283,637
		759,497,376
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	902,914	81,975,562
Align Technology Inc (b)	34,757	6,117,580
Alphatec Holdings Inc (b)	59,111	576,923
AngioDynamics Inc (b)	20,604	225,408
Anteris Technologies Global Corp (b)	39,482	242,814
Artivion Inc (b)	21,952	786,540
AtriCure Inc (b)	26,307	739,490
Avanos Medical Inc (b)	24,084	592,948
Axogen Inc (b)	25,796	1,114,387
Baxter International Inc	266,704	4,688,656
Becton Dickinson & Co	147,877	22,039,588
Beta Bionics Inc (b)(c)	20,625	210,375
Bioventus Inc (b)(c)	23,647	233,396
Boston Scientific Corp (b)	770,142	44,367,881
Butterfly Network Inc Class A (b)	108,357	519,030
Ceribell Inc (b)	10,569	213,071
Cerus Corp (b)	96,832	196,569
ClearPoint Neuro Inc (b)(c)	14,781	165,252
CONMED Corp	16,138	591,619
Cooper Cos Inc/The (b)	101,430	6,379,947
CVRx Inc (b)	8,243	61,905
Delcath Systems Inc (b)(c)	13,193	136,943
DENTSPLY SIRONA Inc	104,943	1,233,080
Dexcom Inc (b)	200,014	11,910,834
Edwards Lifesciences Corp (b)	301,210	25,151,035
Electromed Inc (b)	3,234	83,146
Embecta Corp	29,611	270,941
Enovis Corp (b)	29,985	702,848
Envista Holdings Corp (b)	85,236	2,211,022
GE HealthCare Technologies Inc	236,594	14,394,379
Glaukos Corp (b)	29,820	4,284,239
Globus Medical Inc Class A (b)	57,959	5,226,743
Haemonetics Corp (b)	24,108	1,448,650
ICU Medical Inc (b)	12,776	1,522,899
IDEXX Laboratories Inc (b)	41,454	23,247,403
Inogen Inc (b)	11,633	82,711
Inspire Medical Systems Inc (b)	13,652	766,423
Insulet Corp (b)	36,618	6,303,423
Integer Holdings Corp (b)	18,300	1,619,733
Integra LifeSciences Holdings Corp (b)	33,557	353,691
Intuitive Surgical Inc (b)	184,397	84,381,911
iRadimed Corp	4,042	337,264
iRhythm Technologies Inc (b)	16,737	2,161,751
Kestra Medical Technologies Ltd (b)	9,961	206,392
Lantheus Holdings Inc (b)	34,552	2,923,790
LeMaitre Vascular Inc	10,924	1,198,909
LivaNova PLC (b)	28,466	1,710,807
Masimo Corp (b)	23,695	4,227,899
Medline Inc Class A	170,216	7,569,506
Medtronic PLC	665,659	53,898,409
Merit Medical Systems Inc (b)	30,981	2,112,285
Microbot Medical Inc (b)(c)	34,564	72,239
Neogen Corp (b)	111,346	1,046,652
NeuroPace Inc (b)	11,885	200,381
Novocure Ltd (b)	53,335	811,225
Omnicell Inc (b)	23,268	963,761
OraSure Technologies Inc (b)	32,799	99,709
Orthofix Medical Inc (b)	21,334	250,888
OrthoPediatrics Corp (b)	8,083	121,730
Penumbra Inc (b)	20,362	6,647,786
Procept Biorobotics Corp (b)	29,336	705,237
Pulse Biosciences Inc (b)(c)	9,365	198,257
QuidelOrtho Corp (b)	35,833	440,746
ResMed Inc	75,650	16,174,727
RxSight Inc (b)	17,900	126,553
SANUWAVE Health Inc (b)	3,564	58,342
Senseonics Holdings Inc (b)(c)	18,215	120,401
SI-BONE Inc (b)	20,174	249,956
Sight Sciences Inc (b)	17,823	72,896
Solventum Corp (b)	76,375	5,144,620
STAAR Surgical Co (b)	26,056	686,836
Stereotaxis Inc (b)	43,108	80,612
STERIS PLC	50,888	11,036,589
Streamex Corp (b)(c)	46,296	35,425
Stryker Corp	178,815	56,349,971
Tactile Systems Technology Inc (b)	11,147	256,604
Tandem Diabetes Care Inc (b)	34,660	676,737
Teleflex Inc	22,958	2,844,726
TransMedics Group Inc (b)	17,761	1,790,131
UFP Technologies Inc (b)(c)	4,038	773,802
Varex Imaging Corp (b)	21,189	246,852
Zimmer Biomet Holdings Inc	103,010	8,491,114
		550,493,512
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (b)	48,014	1,243,323
Accendra Health Inc (b)	36,887	136,851
AdaptHealth Corp (b)	56,748	743,966
Addus HomeCare Corp (b)	9,452	915,804
agilon health Inc (b)	6,218	173,793
Alignment Healthcare Inc (b)	82,518	1,859,956
AMN Healthcare Services Inc (b)	21,007	430,013
Ardent Health Inc (b)	12,819	125,112
Astrana Health Inc (b)	22,529	769,140
Aveanna Healthcare Holdings Inc (b)	35,469	231,967
BrightSpring Health Services Inc (b)	68,945	3,307,292
Brookdale Senior Living Inc (b)	123,128	1,768,118
Cardinal Health Inc	122,164	23,562,992
Castle Biosciences Inc (b)	15,211	372,517
Cencora Inc	100,999	31,108,702
Centene Corp (b)	242,785	13,035,148
Chemed Corp	7,375	3,134,228
Cigna Group/The	136,781	39,745,823
Clover Health Investments Corp Class A (b)(c)	211,187	580,764
Community Health Systems Inc (b)	56,978	161,818
Concentra Group Holdings Parent Inc	62,489	1,404,128
CorVel Corp (b)	16,297	936,426
Cross Country Healthcare Inc (b)	15,358	155,423
CVS Health Corp	660,472	55,010,713
DaVita Inc (b)	17,349	2,691,524
Elevance Health Inc	114,580	43,130,204
Encompass Health Corp	52,310	5,231,000
Enhabit Inc (b)	25,858	355,289
Ensign Group Inc/The	29,936	5,588,752
Fulgent Genetics Inc (b)	10,503	159,541
GeneDx Holdings Corp Class A (b)	10,979	690,469
Guardant Health Inc (b)	66,987	5,833,228
Guardian Pharmacy Services Inc Class A (b)	12,767	473,656
HCA Healthcare Inc	81,285	35,314,268
HealthEquity Inc (b)	44,458	3,646,890
Henry Schein Inc (b)	51,873	3,869,207
Hims & Hers Health Inc Class A (b)(c)	108,137	2,938,082
Hinge Health Inc Class A (b)	7,680	342,528
Humana Inc	62,658	14,814,858
Infusystem Holdings Inc (b)	10,323	104,571
Labcorp Holdings Inc	43,039	11,052,415
LifeStance Health Group Inc (b)	100,394	759,983
McKesson Corp	63,592	51,840,198
Molina Healthcare Inc (b)	26,672	5,190,905
National HealthCare Corp	6,457	1,118,934
NeoGenomics Inc (b)	67,401	624,133
NRC Health Class A	7,042	115,910
Nutex Health Inc (b)(c)	2,668	318,026
Oncology Institute Inc/The (b)(c)	35,160	135,717
OPKO Health Inc (b)	222,565	250,386
Option Care Health Inc (b)	82,617	1,679,604
PACS Group Inc (b)	22,840	766,282
Pediatrix Medical Group Inc (b)	43,540	980,085
Pennant Group Inc/The (b)	17,972	562,883
Privia Health Group Inc (b)	59,427	1,476,761
Progyny Inc (b)	41,760	775,901
Quest Diagnostics Inc	57,043	11,077,751
RadNet Inc (b)	36,139	2,043,660
Select Medical Holdings Corp	57,660	946,201
Sonida Senior Living Inc (b)	4,163	158,027
Strata Critical Medical Inc (b)	10,503	52,724
Surgery Partners Inc (b)(c)	38,560	540,997
Talkspace Inc Class A (b)	72,445	375,990
Tenet Healthcare Corp (b)	45,672	8,089,425
UnitedHealth Group Inc	470,374	174,264,160
Universal Health Services Inc Class B	28,611	4,814,373
US Physical Therapy Inc	7,890	561,926
Viemed Healthcare Inc (b)	16,960	168,922
		586,840,363
Health Care Technology - 0.0%
Certara Inc (b)	59,810	366,635
Claritev Corp Class A (b)	4,083	99,339
Doximity Inc Class A (b)	68,939	1,684,869
Evolent Health Inc Class A (b)	56,938	213,518
GoodRx Holdings Inc Class A (b)(c)	45,454	107,271
Health Catalyst Inc (b)(c)	37,546	46,933
HealthStream Inc	11,580	240,401
HeartFlow Inc (b)	9,304	276,887
LifeMD Inc (b)(c)	19,210	89,903
OptimizeRx Corp (b)	7,973	49,672
Phreesia Inc (b)	30,138	277,571
Schrodinger Inc/United States (b)(c)	27,902	333,708
Simulations Plus Inc (b)(c)	8,665	122,783
Teladoc Health Inc (b)(c)	95,364	577,906
TruBridge Inc (b)(c)	5,408	138,986
Veeva Systems Inc Class A (b)	78,784	12,287,940
Waystar Holding Corp (b)	60,163	1,285,984
		18,200,306
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)	61,392	1,353,694
Adaptive Biotechnologies Corp (b)	61,266	863,851
Agilent Technologies Inc	146,801	16,962,856
Avantor Inc (b)	354,129	2,868,445
Azenta Inc (b)	20,683	508,181
Bio-Rad Laboratories Inc Class A (b)	9,403	2,633,968
Bio-Techne Corp	81,836	4,527,168
BioLife Solutions Inc (b)	21,170	446,264
Bruker Corp	57,629	2,115,561
Charles River Laboratories International Inc (b)	25,516	4,260,407
Codexis Inc (b)	45,287	127,709
CryoPort Inc (b)	25,453	261,148
Cytek Biosciences Inc (b)	57,439	261,922
Danaher Corp	326,789	58,478,892
Fortrea Holdings Inc (b)	48,758	560,717
Ginkgo Bioworks Holdings Inc Class A (b)(c)	21,539	182,220
Illumina Inc (b)	79,365	10,058,720
IQVIA Holdings Inc (b)	87,999	13,936,402
Lifecore Biomedical Inc (b)	18,022	91,372
Maravai LifeSciences Holdings Inc Class A (b)	61,697	227,045
MaxCyte Inc (b)	46,917	41,286
Medpace Holdings Inc (b)	11,657	4,880,320
Mesa Laboratories Inc	2,913	291,300
Mettler-Toledo International Inc (b)	10,565	13,487,385
Pacific Biosciences of California Inc (b)	150,801	239,774
Personalis Inc (b)(c)	27,033	149,222
Quanterix Corp (b)	21,733	68,023
Quantum-Si Inc Class A (b)(c)	81,213	79,636
Repligen Corp (b)	27,511	3,254,826
Revvity Inc	59,002	5,110,753
Sotera Health Co (b)	120,588	1,876,349
Standard BioTools Inc (b)	151,023	140,255
Tempus AI Inc Class A (b)(c)	53,244	2,953,977
Thermo Fisher Scientific Inc	195,099	93,444,617
Waters Corp (b)	50,891	15,737,024
West Pharmaceutical Services Inc	37,319	11,105,761
		273,587,050
Pharmaceuticals - 2.9%
Aclaris Therapeutics Inc (b)	53,443	231,943
Alumis Inc (b)	41,766	1,031,203
Amneal Intermediate Inc Class A (b)	89,024	1,145,739
Amphastar Pharmaceuticals Inc (b)	17,691	388,494
Amylyx Pharmaceuticals Inc (b)	42,538	680,608
ANI Pharmaceuticals Inc (b)	9,183	729,589
Aquestive Therapeutics Inc (b)(c)	45,370	186,017
Arvinas Inc (b)	33,500	331,650
Atea Pharmaceuticals Inc (b)	36,692	202,173
Axsome Therapeutics Inc (b)	21,980	4,566,345
BioAge Labs Inc (b)	15,450	260,333
Bristol-Myers Squibb Co	1,057,914	64,099,009
Collegium Pharmaceutical Inc (b)	16,567	558,805
Contineum Therapeutics Inc Class A (b)	12,540	160,763
Corcept Therapeutics Inc (b)	48,700	2,265,524
CorMedix Inc (b)(c)	37,820	287,054
Crinetics Pharmaceuticals Inc (b)	52,743	2,045,374
Definium Therapeutics Inc (b)	50,440	1,103,627
Edgewise Therapeutics Inc (b)	38,560	1,193,818
Elanco Animal Health Inc (b)	257,470	5,759,604
Eli Lilly & Co	411,467	384,557,058
Enliven Therapeutics Inc (b)	23,228	957,690
Esperion Therapeutics Inc (b)	122,053	244,106
Eton Pharmaceuticals Inc (b)	11,846	285,726
Evolus Inc (b)	31,820	171,510
EyePoint Inc (b)	39,563	522,232
Filana Therapeutics Inc (b)	31,056	45,030
Fulcrum Therapeutics Inc (b)	24,832	177,052
Harmony Biosciences Holdings Inc (b)	20,452	639,330
Harrow Inc (b)(c)	17,312	701,655
Indivior Pharmaceuticals Inc	65,015	2,391,252
Innoviva Inc (b)	36,542	840,101
Jazz Pharmaceuticals PLC (b)	31,471	6,389,242
Johnson & Johnson	1,251,307	287,612,914
LB Pharmaceuticals Inc	12,560	398,278
LENZ Therapeutics Inc (b)(c)	11,664	104,742
Lexicon Pharmaceuticals Inc (b)	119,718	192,746
Ligand Pharmaceuticals Inc (b)	10,248	2,351,404
Liquidia Corp (b)	35,736	1,401,209
Maze Therapeutics Inc (b)	10,840	288,127
MBX Biosciences Inc (b)	12,974	392,074
Merck & Co Inc	1,288,986	140,731,491
Nektar Therapeutics (b)	14,419	1,226,192
Neumora Therapeutics Inc (b)	46,192	114,093
Nuvation Bio Inc Class A (b)	124,869	555,667
Ocular Therapeutix Inc (b)	92,075	862,743
Omeros Corp (b)	35,928	524,549
Organon & Co	135,086	1,789,890
Pacira BioSciences Inc (b)	22,248	567,102
Perrigo Co PLC	72,816	862,141
Pfizer Inc	2,953,805	78,866,594
Phathom Pharmaceuticals Inc (b)	26,874	300,989
Phibro Animal Health Corp Class A	10,711	569,611
Prestige Consumer Healthcare Inc (b)	24,756	1,394,258
Rapport Therapeutics Inc (b)	14,740	488,336
Royalty Pharma PLC Class A	196,064	9,820,846
Septerna Inc (b)	11,519	273,691
SIGA Technologies Inc	20,366	93,683
Supernus Pharmaceuticals Inc (b)	29,523	1,417,104
Tarsus Pharmaceuticals Inc (b)	20,200	1,284,922
Terns Pharmaceuticals Inc (b)	44,452	2,352,844
Theravance Biopharma Inc (b)	19,720	330,113
Third Harmonic Bio Inc (b)(d)	9,227	0
Trevi Therapeutics Inc (b)	54,368	748,104
Viatris Inc	597,096	8,920,614
WaVe Life Sciences Ltd (b)	73,261	517,223
Xeris Biopharma Holdings Inc (b)	86,542	530,070
Xeris Biopharma Holdings Inc rights (b)(d)	8,992	0
Zevra Therapeutics Inc (b)	29,804	303,107
Zoetis Inc Class A	219,339	25,217,405
		1,058,554,532
TOTAL HEALTH CARE		3,247,173,139
Industrials - 10.1%
Aerospace & Defense - 2.2%
AAR Corp (b)	20,296	2,240,070
AeroVironment Inc (b)(c)	16,502	3,218,220
AerSale Corp (b)	14,998	100,787
AIRO Group Holdings Inc (b)	5,784	44,190
Archer Aviation Inc Class A (b)(c)	317,048	1,819,856
Astronics Corp (b)	16,443	1,174,030
ATI Inc (b)	70,560	10,969,258
Axon Enterprise Inc (b)	40,983	16,465,330
Boeing Co (b)	407,792	93,396,602
BWX Technologies Inc	47,556	10,290,643
Byrna Technologies Inc (b)	9,441	55,230
Cadre Holdings Inc	15,239	451,836
Carpenter Technology Corp	25,877	11,080,531
Curtiss-Wright Corp	19,158	13,797,592
Ducommun Inc (b)	7,108	1,008,838
Eve Holding Inc Class A (b)	52,554	151,356
FTAI Aviation Ltd	53,276	13,301,419
GE Aerospace	544,596	157,894,718
General Dynamics Corp	131,757	45,363,935
HEICO Corp	21,512	5,806,519
HEICO Corp Class A	39,481	8,252,319
Hexcel Corp	39,474	3,705,424
Howmet Aerospace Inc	208,207	50,602,629
Huntington Ingalls Industries Inc	20,386	7,426,416
Innovative Solutions And Support Inc (b)	6,379	140,338
Intuitive Machines Inc Class A (b)(c)	58,327	1,478,589
Karman Holdings Inc (b)	39,906	2,712,810
Kratos Defense & Security Solutions Inc (b)	95,659	6,031,300
L3Harris Technologies Inc	97,017	31,098,799
Leonardo DRS Inc	40,148	1,631,213
Loar Holdings Inc (b)(c)	18,574	1,042,373
Lockheed Martin Corp	105,132	54,455,222
Mercury Systems Inc (b)	27,512	2,170,972
Moog Inc Class A	14,725	4,436,790
National Presto Industries Inc	2,748	384,280
Northrop Grumman Corp	69,276	40,144,056
Park Aerospace Corp	9,299	314,864
Red Cat Holdings Inc (b)(c)	54,243	635,728
Redwire Corp Class A (b)(c)	39,231	360,533
Rocket Lab Corp	244,205	20,149,355
RTX Corp	696,860	122,696,140
StandardAero Inc (b)	98,951	2,459,922
Textron Inc	90,263	8,661,637
TransDigm Group Inc	29,311	34,000,174
V2X Inc (b)	10,451	708,682
Virgin Galactic Holdings Inc Class A (b)(c)	41,457	98,668
Voyager Technologies Inc Class A	6,831	180,407
VSE Corp	14,989	2,573,312
Woodward Inc	30,929	11,226,918
		808,410,830
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	61,608	11,200,950
Expeditors International of Washington Inc	69,530	10,282,792
FedEx Corp	112,298	45,290,906
Forward Air Corp Class A (b)	11,049	232,692
GXO Logistics Inc (b)	59,446	3,396,150
Hub Group Inc Class A	31,857	1,396,292
United Parcel Service Inc Class B	383,912	41,769,626
		113,569,408
Building Products - 0.6%
A O Smith Corp	58,730	3,631,863
AAON Inc	35,018	3,267,530
Advanced Drainage Systems Inc	37,352	5,574,786
Allegion plc	44,566	6,126,934
American Woodmark Corp (b)	7,525	328,691
Apogee Enterprises Inc	12,610	459,004
Armstrong World Industries Inc	22,289	3,797,823
AZZ Inc	15,622	2,234,571
Builders FirstSource Inc (b)	57,317	4,533,202
Carlisle Cos Inc	21,188	7,527,249
Carrier Global Corp	408,289	27,424,772
CSW Industrials Inc	8,632	2,513,638
Fortune Brands Innovations Inc	62,538	2,535,291
Gibraltar Industries Inc (b)	14,984	584,826
Griffon Corp	20,389	1,858,865
Hayward Holdings Inc (b)	103,651	1,555,802
Insteel Industries Inc	10,485	274,496
Janus International Group Inc (b)	70,623	367,239
JELD-WEN Holding Inc (b)	38,745	53,080
Johnson Controls International plc	317,834	46,413,299
Lennox International Inc	16,580	8,868,476
Masco Corp	105,473	7,575,071
Masterbrand Inc (b)	64,316	577,558
Modine Manufacturing Co (b)	27,368	6,968,714
Owens Corning	42,560	5,249,350
Quanex Building Products Corp	23,439	467,374
Resideo Technologies Inc (b)	71,455	2,956,093
Simpson Manufacturing Co Inc	21,463	4,093,638
Tecnoglass Inc	13,267	571,542
Trane Technologies PLC	114,925	56,605,160
Trex Co Inc (b)	55,734	2,184,773
UFP Industries Inc	30,144	2,697,587
Zurn Elkay Water Solutions Corp	76,857	3,993,490
		223,871,787
Commercial Services & Supplies - 0.5%
ABM Industries Inc	30,644	1,250,275
ACCO Brands Corp	44,396	142,511
ACV Auctions Inc Class A (b)	86,969	451,369
Brady Corp Class A	22,987	1,880,796
BrightView Holdings Inc (b)	35,060	417,214
Brink's Co/The	21,612	2,307,081
Casella Waste Systems Inc Class A (b)	32,588	2,582,599
Cintas Corp	176,416	30,821,639
Clean Harbors Inc (b)	26,074	8,152,818
Copart Inc (b)	462,081	15,299,502
CoreCivic Inc (b)	51,743	1,058,662
Deluxe Corp	23,536	733,146
Ennis Inc	12,551	262,065
Enviri Corp (b)	41,392	815,008
GEO Group Inc/The (b)	70,477	1,304,529
Healthcare Services Group Inc (b)	36,961	791,335
HNI Corp	36,409	1,330,385
Interface Inc	31,212	870,191
Liquidity Services Inc (b)	12,731	453,860
MillerKnoll Inc	34,963	562,205
Montrose Environmental Group Inc (b)	16,493	347,178
MSA Safety Inc	18,966	3,155,753
OPENLANE Inc (b)	54,696	1,719,642
Perma-Fix Environmental Services Inc (b)	9,135	115,649
Pitney Bowes Inc	76,622	1,184,576
Quad/Graphics Inc Class A	14,312	106,481
Republic Services Inc	104,436	21,850,100
Rollins Inc	152,468	8,497,042
Tetra Tech Inc	135,287	4,372,476
UniFirst Corp/MA	7,505	1,917,603
Veralto Corp	128,904	11,369,333
Vestis Corp (b)	58,388	567,531
Waste Management Inc	192,575	44,783,317
		171,473,871
Construction & Engineering - 0.6%
AECOM	67,034	5,637,559
Ameresco Inc Class A (b)	15,434	456,692
API Group Corp (b)	199,315	9,112,682
Arcosa Inc	25,495	3,224,353
Argan Inc	7,201	4,824,526
Bowman Consulting Group Ltd (b)	7,572	238,972
Centuri Holdings Inc (b)	43,286	1,627,554
Comfort Systems USA Inc	18,280	33,639,770
Construction Partners Inc Class A (b)	24,959	3,086,430
Dycom Industries Inc (b)	15,556	6,441,740
EMCOR Group Inc	23,256	20,736,678
Everus Construction Group Inc (b)	26,487	3,904,978
Fluor Corp (b)	83,575	4,458,726
Granite Construction Inc	22,493	3,083,116
IES Holdings Inc (b)	4,544	2,926,700
Legence Corp Class A	17,691	1,538,409
Limbach Holdings Inc (b)	5,606	559,311
MasTec Inc (b)	31,828	12,541,823
Matrix Service Co (b)	14,145	191,239
MYR Group Inc (b)	8,039	3,254,268
NWPX Infrastructure Inc (b)	5,134	504,878
Orion Group Holdings Inc (b)	19,630	267,361
Primoris Services Corp	28,006	5,073,287
Quanta Services Inc	77,500	56,402,175
Sterling Infrastructure Inc (b)	15,933	8,215,373
Terrestrial Energy Inc Class A (b)(c)	27,548	199,998
Tutor Perini Corp	22,998	2,136,974
Valmont Industries Inc	10,218	5,191,153
WillScot Holdings Corp	93,810	2,123,858
		201,600,583
Electrical Equipment - 1.4%
Acuity Inc	15,838	4,589,377
Allient Inc	7,755	590,776
American Superconductor Corp (b)	24,954	1,336,037
AMETEK Inc	119,494	28,140,837
Amprius Technologies Inc (b)	67,226	1,415,780
Array Technologies Inc (b)(c)	78,241	605,585
Atkore Inc	17,587	1,374,424
Babcock & Wilcox Enterprises Inc (b)	44,704	700,065
Blink Charging Co (b)(c)	61,181	44,349
Bloom Energy Corp Class A (b)	134,035	37,980,158
ChargePoint Holdings Inc Class A (b)(c)	9,329	59,798
Eaton Corp PLC	201,695	87,335,952
Emerson Electric Co	291,881	40,991,768
Energy Vault Holdings Inc Class A (b)	58,987	271,930
EnerSys	19,072	4,067,295
Enovix Corp Class B (b)(c)	98,379	656,188
Eos Energy Enterprises Inc (b)(c)	167,059	1,119,295
Fluence Energy Inc Class A (b)(c)	33,154	403,816
FuelCell Energy Inc (b)	25,117	326,521
GE Vernova Inc	139,957	151,637,811
Generac Holdings Inc (b)	30,507	7,908,330
GrafTech International Ltd (b)	9,252	78,642
Hubbell Inc	27,635	14,043,278
Hyliion Holdings Corp Class A (b)	61,412	117,297
KULR Technology Group Inc (b)(c)	22,371	57,716
LSI Industries Inc	16,991	413,051
NANO Nuclear Energy Inc (b)(c)	19,265	450,416
NeoVolta Inc (b)(c)	16,578	42,604
Nextpower Inc Class A (b)	77,012	9,174,440
NuScale Power Corp Class A (b)(c)	78,543	978,646
nVent Electric PLC	83,743	11,966,875
Plug Power Inc (b)(c)	719,539	2,252,157
Powell Industries Inc	14,770	4,095,278
Power Solutions International Inc (b)	3,450	252,782
Preformed Line Products Co	1,358	451,196
Regal Rexnord Corp	34,469	7,411,869
Rockwell Automation Inc	58,358	23,863,170
Sensata Technologies Holding PLC	75,769	3,155,021
SES AI Corp Class A (b)	133,162	139,820
Shoals Technologies Group Inc (b)	86,589	687,517
Sunrun Inc (b)	120,802	1,537,809
Thermon Group Holdings Inc (b)	17,075	1,032,867
Vertiv Holdings Co Class A	198,667	65,260,123
Vicor Corp (b)	11,802	3,177,925
		522,196,591
Ground Transportation - 0.9%
ArcBest Corp	11,479	1,464,376
Avis Budget Group Inc (b)(c)	8,760	1,582,669
Covenant Logistics Group Inc Class A	7,275	253,607
CSX Corp	965,691	43,871,342
Ftai Infrastructure Inc	58,272	358,081
Heartland Express Inc	26,303	351,934
Hertz Global Holdings Inc (b)(c)	65,110	414,100
JB Hunt Transport Services Inc	38,711	9,736,978
Knight-Swift Transportation Holdings Inc	84,002	5,451,730
Landstar System Inc	17,574	3,234,846
Lyft Inc Class A (b)	205,979	2,914,603
Marten Transport Ltd	30,142	454,541
Norfolk Southern Corp	116,612	36,829,568
Old Dominion Freight Line Inc	95,587	20,305,546
Proficient Auto Logistics Inc (b)	12,544	92,198
RXO Inc (b)	85,765	1,712,727
Ryder System Inc	20,478	5,196,702
Saia Inc (b)	13,802	6,194,614
Schneider National Inc Class B	25,659	797,738
U-Haul Holding Co (b)(c)	4,597	236,102
U-Haul Holding Co Class N	52,554	2,506,300
Uber Technologies Inc (b)	1,068,768	79,740,780
Union Pacific Corp	308,104	83,027,867
Werner Enterprises Inc	32,070	1,182,421
XPO Inc (b)	60,783	13,380,162
		321,291,532
Industrial Conglomerates - 0.3%
3M Co	273,536	40,078,495
Honeywell International Inc	329,736	70,672,317
		110,750,812
Machinery - 2.1%
3D Systems Corp (b)(c)	79,485	195,533
AGCO Corp	31,226	3,778,971
AirJoule Technologies Corp Class A (b)	17,515	53,946
Alamo Group Inc	5,530	959,123
Albany International Corp Class A	15,451	896,776
Alliance Laundry Holdings Inc	19,438	493,142
Allison Transmission Holdings Inc	43,238	5,809,025
Astec Industries Inc	11,860	771,137
Atmus Filtration Technologies Inc	42,201	2,675,543
Blue Bird Corp (b)	16,583	1,063,136
Caterpillar Inc	241,592	215,043,456
CECO Environmental Corp (b)	15,624	1,158,363
Chart Industries Inc (b)	23,297	4,843,446
CNH Industrial NV Class A	459,207	4,918,107
Columbus McKinnon Corp/NY	15,270	235,922
Crane Co	25,443	4,521,984
Cummins Inc	71,727	48,129,534
Deere & Co	130,909	77,219,293
Donaldson Co Inc	59,940	5,284,910
Douglas Dynamics Inc	11,931	550,377
Dover Corp	70,082	15,867,266
Energy Recovery Inc (b)	26,401	292,259
Enerpac Tool Group Corp Class A	27,005	947,876
Enpro Inc	10,981	3,201,511
Esab Corp	29,792	2,927,660
ESCO Technologies Inc	13,499	4,373,001
Federal Signal Corp	31,731	3,907,038
Flowserve Corp	65,805	4,845,880
Fortive Corp	162,519	9,717,011
Franklin Electric Co Inc	19,794	1,983,161
FreightCar America Inc (b)	7,364	60,679
Gates Industrial Corp PLC (b)	130,925	3,352,989
Gorman-Rupp Co/The	11,111	841,547
Graco Inc	86,081	6,909,722
Graham Corp (b)	5,601	533,215
Greenbrier Cos Inc/The	16,290	800,165
Helios Technologies Inc	17,396	1,189,886
Hillman Solutions Corp (b)	100,920	823,507
Hyster-Yale Inc Class A	6,250	246,688
IDEX Corp	38,809	8,454,541
Illinois Tool Works Inc	136,072	35,107,937
Ingersoll Rand Inc	184,816	14,759,406
ITT Inc	44,687	9,578,212
JBT Marel Corp	26,872	3,173,583
Kadant Inc	6,088	1,784,575
Kennametal Inc	39,263	1,519,871
Lincoln Electric Holdings Inc	28,529	7,560,185
Lindsay Corp	5,629	630,279
Manitowoc Co Inc/The (b)	17,360	235,922
Mayville Engineering Co Inc (b)	7,566	172,580
Microvast Holdings Inc (b)	103,997	200,714
Middleby Corp/The (b)	24,146	3,389,133
Miller Industries Inc/TN	5,581	267,832
Mueller Industries Inc	57,703	7,814,717
Mueller Water Products Inc Class A1	81,241	2,265,811
Nordson Corp	27,463	7,921,702
Oshkosh Corp	32,775	5,122,733
Otis Worldwide Corp	201,755	15,712,679
PACCAR Inc	272,760	32,403,888
Palladyne AI Corp Class A (b)(c)	17,105	104,169
Parker-Hannifin Corp	65,529	59,593,384
Pentair PLC	85,036	6,863,256
Perma-Pipe International Holdings Inc (b)	4,188	137,073
Proto Labs Inc (b)	12,263	794,765
RBC Bearings Inc (b)	16,423	9,838,855
Richtech Robotics Inc Class B (b)(c)	81,457	200,384
Snap-on Inc	26,939	10,328,413
SPX Technologies Inc (b)	25,848	5,658,386
Standex International Corp	6,253	1,707,069
Stanley Black & Decker Inc	80,511	6,292,740
Symbotic Inc Class A (b)(c)	30,523	1,803,909
Taylor Devices Inc (b)	1,632	90,576
Tennant CO	9,592	796,520
Terex Corp	59,203	3,682,427
Timken Co/The	32,737	3,630,206
Titan International Inc (b)	25,163	191,742
Toro Co/The	50,542	4,810,082
Trinity Industries Inc	41,855	1,364,892
Velo3D Inc Class A (b)(c)	6,348	88,904
Wabash National Corp	21,535	187,139
Watts Water Technologies Inc Class A	14,283	4,287,185
Westinghouse Air Brake Technologies Corp	88,588	23,909,015
Worthington Enterprises Inc	16,668	904,572
Xylem Inc/NY	126,568	14,955,275
		761,720,023
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	20,279	491,563
Kirby Corp (b)	28,077	4,226,712
Matson Inc	16,142	2,815,649
Pangaea Logistics Solutions Ltd	16,524	126,573
		7,660,497
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	59,158	2,313,669
Allegiant Travel Co (b)	7,184	543,398
American Airlines Group Inc (b)	344,064	4,028,989
Delta Air Lines Inc	337,361	22,937,175
Frontier Group Holdings Inc (b)(c)	27,730	100,660
JetBlue Airways Corp (b)	150,149	698,944
Joby Aviation Inc Class A (b)(c)	123,900	1,138,641
SkyWest Inc (b)	20,627	1,693,889
Southwest Airlines Co	255,560	9,690,835
Sun Country Airlines Holdings Inc (b)	27,694	437,565
United Airlines Holdings Inc (b)	167,868	15,108,120
		58,691,885
Professional Services - 0.5%
Alight Inc Class A	234,011	193,621
Amentum Holdings Inc (b)	80,377	2,108,289
Automatic Data Processing Inc	209,087	44,313,899
Barrett Business Services Inc	13,102	413,106
BlackSky Technology Inc Class A (b)(c)	15,839	561,968
Booz Allen Hamilton Holding Corp Class A	62,690	4,875,401
Broadridge Financial Solutions Inc	60,747	9,353,823
CACI International Inc (b)	11,439	5,943,018
Cbiz Inc (b)	25,554	779,397
Clarivate PLC (b)(c)	230,487	661,498
Concentrix Corp (c)	23,095	550,123
Conduent Inc (b)	71,279	121,887
CRA International Inc	3,396	534,768
CSG Systems International Inc	13,933	1,120,353
Equifax Inc	62,610	10,890,383
ExlService Holdings Inc (b)	81,244	2,590,059
Exponent Inc	26,243	1,755,394
First Advantage Corp (b)	41,696	532,041
Franklin Covey Co (b)(c)	5,067	107,420
FTI Consulting Inc (b)	15,833	2,838,857
Genpact Ltd	82,648	2,872,018
Huron Consulting Group Inc (b)	8,360	1,092,359
ICF International Inc	9,516	681,917
Innodata Inc (b)(c)	16,773	708,324
Insperity Inc	19,030	676,897
Jacobs Solutions Inc	61,054	7,900,998
KBR Inc	66,310	2,485,962
Kelly Services Inc Class A	14,586	142,359
Kforce Inc	8,201	370,767
Korn Ferry	26,988	1,793,083
Legalzoom.com Inc (b)	59,898	386,342
Leidos Holdings Inc	66,278	9,890,003
ManpowerGroup Inc	23,695	717,248
Maximus Inc	28,226	1,852,190
Mistras Group Inc (b)	9,679	182,740
Parsons Corp (b)	27,456	1,384,057
Paychex Inc	167,675	15,531,735
Paycom Software Inc	25,358	3,214,380
Paylocity Holding Corp (b)	22,488	2,372,259
Planet Labs PBC Class A (b)	145,318	5,372,406
Resolute Holdings Management Inc (b)	1,842	250,678
Resources Connection Inc	13,947	59,134
Robert Half Inc	51,937	1,382,044
Science Applications International Corp	23,364	2,260,934
Spire Global Inc Class A (b)(c)	16,452	293,339
SS&C Technologies Holdings Inc	108,652	7,529,584
TIC Solutions Inc (b)	94,054	859,654
TransUnion	100,149	7,110,579
TriNet Group Inc	15,170	694,483
TrueBlue Inc (b)	16,066	88,202
UL Solutions Inc Class A	40,233	3,640,684
Upwork Inc (b)	67,710	700,799
Verisk Analytics Inc	72,272	13,333,461
Verra Mobility Corp Class A (b)	82,398	1,221,962
Willdan Group Inc (b)	7,290	554,040
		189,852,926
Trading Companies & Distributors - 0.5%
Alta Equipment Group Inc Class A	8,344	64,666
Applied Industrial Technologies Inc	19,354	5,917,486
BlueLinx Holdings Inc (b)	3,878	205,379
Boise Cascade Co	19,629	1,555,991
Core & Main Inc Class A (b)	98,261	4,949,407
Custom Truck One Source Inc Class A (b)	30,128	296,761
DNOW Inc (b)	96,909	1,307,302
DXP Enterprises Inc/TX (b)	6,561	1,120,291
Fastenal Co	595,968	26,776,842
Ferguson Enterprises Inc	101,516	27,176,848
GATX Corp	18,428	3,610,414
Global Industrial Co	7,065	233,922
Herc Holdings Inc	15,961	2,025,770
Hudson Technologies Inc (b)	17,880	111,929
Karat Packaging Inc	4,796	137,597
McGrath RentCorp	12,837	1,419,130
MSC Industrial Direct Co Inc Class A	23,866	2,440,776
NPK International Inc (b)	43,960	718,746
QXO Inc (b)(c)	264,138	5,301,250
Rush Enterprises Inc Class A	35,100	2,598,453
Rush Enterprises Inc Class B	702	51,148
SiteOne Landscape Supply Inc (b)	22,896	2,886,041
Sunbelt Rentals Holdings Inc	215,244	16,472,623
Titan Machinery Inc (b)	10,469	218,907
Transcat Inc (b)	4,843	368,552
United Rentals Inc	32,705	31,391,567
Watsco Inc	18,187	7,962,996
Wesco International Inc	25,203	8,798,871
Willis Lease Finance Corp	1,586	307,922
WW Grainger Inc	22,721	26,387,033
Xometry Inc Class A (b)	22,564	1,156,856
		183,971,476
TOTAL INDUSTRIALS		3,675,062,221
Information Technology - 32.9%
Communications Equipment - 1.2%
ADTRAN Holdings Inc (b)	38,466	680,464
Applied Optoelectronics Inc (b)	33,267	5,467,764
Arista Networks Inc (b)	536,236	92,613,320
Aviat Networks Inc (b)	6,699	153,608
BK Technologies Corp (b)	1,917	184,722
Calix Inc (b)	31,170	1,357,765
Ciena Corp (b)	73,118	38,575,594
Cisco Systems Inc	2,051,433	187,706,120
Clearfield Inc (b)	5,418	156,526
Digi International Inc (b)	19,225	1,077,369
Extreme Networks Inc (b)	70,213	1,551,005
F5 Inc (b)	29,340	9,503,226
Harmonic Inc (b)	57,251	654,379
Lantronix Inc (b)	17,211	115,485
Lumentum Holdings Inc (b)	37,059	33,439,077
Motorola Solutions Inc	85,975	37,745,604
Netgear Inc (b)	15,081	381,097
NetScout Systems Inc (b)	36,570	1,232,409
Ondas Inc (b)(c)	233,496	2,344,300
Ribbon Communications Inc (b)	55,191	145,704
Viasat Inc (b)	70,557	4,650,412
Viavi Solutions Inc (b)	119,939	6,284,804
Vistance Networks Inc	114,279	1,462,200
		427,482,954
Electronic Equipment, Instruments & Components - 1.1%
908 Devices Inc (b)	13,729	93,768
Advanced Energy Industries Inc	19,639	7,539,608
Aeva Technologies Inc (b)(c)	14,044	224,564
Amphenol Corp Class A	638,327	94,006,417
Arlo Technologies Inc (b)	55,390	778,230
Arrow Electronics Inc (b)	26,582	4,992,897
Avnet Inc	42,397	3,498,176
Badger Meter Inc	15,334	1,854,034
Bel Fuse Inc Class A	720	175,284
Bel Fuse Inc Class B	5,508	1,519,327
Belden Inc	20,265	2,279,407
Benchmark Electronics Inc	18,489	1,517,022
CDW Corp/DE	67,612	9,256,759
Climb Global Solutions Inc	8,048	134,241
Cognex Corp	86,396	4,795,842
Coherent Corp (b)	97,328	31,116,735
Corning Inc	405,459	66,592,586
Crane NXT Co	25,813	1,153,325
CTS Corp	14,900	850,790
Daktronics Inc (b)	20,838	409,675
ePlus Inc	13,646	1,155,680
Evolv Technologies Holdings Inc Class A (b)	70,682	508,910
Flex Ltd (b)	191,260	17,509,853
Frequency Electronics Inc (b)	3,533	177,215
Insight Enterprises Inc (b)	16,234	1,183,459
IPG Photonics Corp (b)	13,202	1,569,982
Itron Inc (b)	23,796	1,994,105
Jabil Inc	54,797	18,493,440
Keysight Technologies Inc (b)	89,088	31,172,782
Kimball Electronics Inc (b)	13,303	359,314
Knowles Corp (b)	43,558	1,358,574
LightPath Technologies Inc Class A (b)	26,725	342,347
Lightwave Logic Inc (b)	74,955	1,028,383
Littelfuse Inc	12,941	5,230,364
M-Tron Industries Inc (b)	1,627	108,651
Methode Electronics Inc	17,431	139,797
MicroVision Inc (b)(c)	146,899	96,424
Mirion Technologies Inc Class A (b)	127,815	2,524,346
Napco Security Technologies Inc	18,598	869,457
nLight Inc (b)	28,962	2,022,996
Novanta Inc (b)	18,600	2,409,258
OSI Systems Inc (b)	7,979	2,289,335
Ouster Inc Class A (b)	31,311	844,145
PC Connection Inc	5,746	366,250
Plexus Corp (b)	13,995	3,506,867
Powerfleet Inc NJ (b)(c)	58,861	189,532
Ralliant Corp	58,109	2,640,473
Rogers Corp (b)	8,721	1,183,876
Sanmina Corp (b)	28,414	6,189,137
ScanSource Inc (b)	10,131	416,587
SmartRent Inc Class A (b)	89,879	122,235
TD SYNNEX Corp	38,962	8,890,349
Teledyne Technologies Inc (b)	24,394	15,754,865
TTM Technologies Inc (b)	53,636	8,486,288
Vishay Intertechnology Inc	64,779	1,876,648
Vishay Precision Group Inc (b)	6,416	387,655
Vontier Corp	72,838	2,613,427
Vuzix Corp (b)	34,972	100,719
Zebra Technologies Corp Class A (b)	25,593	5,790,672
		384,693,084
IT Services - 0.9%
Accenture PLC Class A	319,565	57,109,461
Akamai Technologies Inc (b)	74,905	7,713,717
Amdocs Ltd	56,109	3,628,569
Applied Digital Corp (b)(c)	129,037	4,419,517
Backblaze Inc Class A (b)	27,627	118,244
BigBear.ai Holdings Inc (b)(c)	227,955	907,261
Cloudflare Inc Class A (b)	164,753	33,769,422
Cognizant Technology Solutions Corp Class A	248,527	13,147,078
Commerce.com Inc (b)	36,218	102,497
CoreWeave Inc Class A (b)	125,438	13,998,881
DigitalOcean Holdings Inc (b)(c)	41,237	3,976,484
DXC Technology Co (b)	87,761	993,455
EPAM Systems Inc (b)	28,635	3,258,090
Everforth Inc (b)	22,446	473,611
Fastly Inc Class A (b)	72,873	1,840,408
Gartner Inc (b)	36,621	5,437,852
GoDaddy Inc Class A (b)	70,156	6,088,839
Grid Dynamics Holdings Inc (b)	33,446	190,308
Hackett Group Inc/The	12,614	162,847
IBM Corporation	485,368	112,110,301
Information Services Group Inc	19,577	79,874
Kyndryl Holdings Inc (b)	117,600	1,625,232
MongoDB Inc Class A (b)	42,244	10,596,063
Okta Inc Class A (b)	87,869	6,471,552
Rackspace Technology Inc (b)(c)	52,024	75,954
Snowflake Inc (b)	177,792	24,263,274
TSS Inc/MD (b)(c)	12,146	186,077
Twilio Inc Class A (b)	78,632	11,642,254
Unisys Corp (b)	34,983	91,306
VeriSign Inc	42,814	11,502,409
Whitefiber Inc	5,214	79,826
		336,060,663
Semiconductors & Semiconductor Equipment - 15.4%
ACM Research Inc Class A (b)	27,675	1,430,521
Advanced Micro Devices Inc (b)	846,574	300,102,017
Aehr Test Systems (b)	14,950	1,353,872
Aeluma Inc (b)(c)	5,822	135,594
Alpha & Omega Semiconductor Ltd (b)	12,855	558,293
Ambarella Inc (b)	21,463	1,476,654
Ambiq Micro Inc	3,566	133,654
Amkor Technology Inc	58,988	4,114,413
Analog Devices Inc	253,696	102,051,753
Applied Materials Inc	412,136	162,583,531
Astera Labs Inc (b)	68,960	13,429,270
Atomera Inc (b)(c)	17,572	143,739
Axcelis Technologies Inc (b)	15,986	2,223,812
AXT Inc (b)	25,841	2,047,124
Blaize Holdings Inc Class A (b)(c)	30,303	59,393
Broadcom Inc	2,461,834	1,027,643,367
CEVA Inc (b)	14,765	450,923
Cirrus Logic Inc (b)	26,384	4,302,703
Cohu Inc (b)	24,660	1,167,651
Credo Technology Group Holding Ltd (b)	82,519	14,359,131
Diodes Inc (b)	24,038	2,575,672
Enphase Energy Inc (b)	68,240	2,249,190
Entegris Inc	78,897	11,154,458
Everspin Technologies Inc (b)	9,691	177,151
First Solar Inc (b)	55,706	11,246,484
FormFactor Inc (b)	40,164	5,459,493
GlobalFoundries Inc (b)	54,911	3,547,251
GSI Technology Inc (b)	15,267	113,739
Ichor Holdings Ltd (b)	17,994	1,187,064
Impinj Inc (b)	13,925	2,018,011
Intel Corp (b)	2,438,014	230,343,563
KLA Corp	68,061	119,130,571
Kopin Corp (b)	94,116	419,757
Lam Research Corp	648,438	167,206,223
Lattice Semiconductor Corp (b)	71,001	8,682,002
MACOM Technology Solutions Holdings Inc (b)	33,459	9,422,389
Marvell Technology Inc	452,724	74,767,369
MaxLinear Inc (b)	42,728	3,023,006
Microchip Technology Inc	280,947	26,102,786
Micron Technology Inc	584,409	302,232,958
MKS Inc	34,851	9,888,971
Monolithic Power Systems Inc	25,285	40,820,357
Navitas Semiconductor Corp Class A (b)(c)	102,588	1,692,702
NVE Corp	2,494	206,478
NVIDIA Corp	12,617,338	2,518,042,145
ON Semiconductor Corp (b)	204,600	20,625,726
Onto Innovation Inc (b)	25,822	7,619,039
PDF Solutions Inc (b)	16,440	704,454
Penguin Solutions Inc (b)	24,541	746,292
Photronics Inc (b)	31,013	1,534,523
Power Integrations Inc	28,842	2,097,102
Qnity Electronics Inc	108,676	15,286,366
Qorvo Inc (b)	43,748	4,121,937
QUALCOMM Inc	553,987	99,484,985
QuickLogic Corp (b)	7,915	126,403
Rambus Inc (b)	55,952	6,440,635
Rigetti Computing Inc Class A (b)(c)	171,833	2,998,486
Semtech Corp (b)	47,936	5,035,677
Silicon Laboratories Inc (b)	17,077	3,717,663
SiTime Corp (b)	11,493	6,460,790
SkyWater Technology Inc (b)	14,633	466,793
Skyworks Solutions Inc	77,915	5,467,296
SolarEdge Technologies Inc (b)(c)	31,036	1,330,203
Synaptics Inc (b)	20,257	1,895,853
Teradyne Inc	81,288	27,919,989
Texas Instruments Inc	471,220	132,450,518
Ultra Clean Holdings Inc (b)	23,585	1,843,168
Universal Display Corp	22,925	1,996,538
Veeco Instruments Inc (b)	31,157	1,553,176
Wolfspeed Inc (c)	14,578	430,488
		5,543,831,305
Software - 7.7%
8x8 Inc (b)	75,404	144,776
A10 Networks Inc	36,739	980,197
ACI Worldwide Inc (b)	53,120	2,295,846
Adeia Inc	56,959	1,814,144
Adobe Inc (b)	213,150	52,456,215
Agilysys Inc (b)	13,023	834,253
Alarm.com Holdings Inc (b)	25,825	1,146,888
Alkami Technology Inc (b)(c)	41,333	652,235
Amplitude Inc Class A (b)	47,655	338,827
Appfolio Inc Class A (b)	12,566	2,099,653
Appian Corp Class A (b)	20,435	424,844
AppLovin Corp Class A (b)	140,726	62,813,050
Arteris Inc (b)	17,403	503,991
Asana Inc Class A (b)	44,639	282,118
Atlassian Corp Class A (b)	88,086	6,041,819
Aurora Innovation Inc Class A (b)(c)	651,943	3,833,425
Autodesk Inc (b)	110,117	26,097,729
AvePoint Inc Class A (b)	71,697	699,046
Bentley Systems Inc Class B (c)	77,490	2,527,724
BILL Holdings Inc (b)	45,931	1,745,378
Bit Digital Inc (b)	167,329	252,667
BitMine Immersion Technologies Inc	236,364	5,058,190
Blackbaud Inc (b)	19,040	707,717
BlackLine Inc (b)	25,816	806,750
Blend Labs Inc Class A (b)	122,073	178,227
Box Inc Class A (b)	73,692	1,783,346
Braze Inc Class A (b)(c)	50,582	1,114,321
C3.ai Inc Class A (b)(c)	67,755	598,277
Cadence Design Systems Inc (b)	141,304	46,572,385
Ccc Intelligent Solutions Holdings Inc Class A (b)	301,053	1,577,518
Cerence Inc (b)	22,007	200,264
Cipher Digital Inc (b)(c)	151,647	2,690,218
Circle Internet Group Inc Class A (b)	28,060	2,550,093
Cleanspark Inc (b)(c)	131,925	1,653,020
Clear Secure Inc Class A	46,066	2,459,464
Clearwater Analytics Holdings Inc Class A (b)	149,481	3,617,440
Commvault Systems Inc (b)	22,866	2,260,990
Consensus Cloud Solutions Inc (b)	9,569	247,646
Core Scientific Inc (b)	160,814	3,216,280
Crowdstrike Holdings Inc Class A (b)	130,921	58,358,036
CS Disco Inc (b)	13,720	59,407
Daily Journal Corp (b)(c)	472	249,575
Datadog Inc Class A (b)	170,485	22,536,412
Digimarc Corp (b)(c)	10,396	76,202
Digital Turbine Inc (b)(c)	58,720	207,282
Docusign Inc (b)	103,932	4,779,833
Dolby Laboratories Inc Class A	31,871	2,044,206
Domo Inc Class B (b)	16,615	59,148
Dropbox Inc Class A (b)	90,041	2,187,096
Dynatrace Inc (b)	155,161	5,618,380
eGain Corp (b)	9,276	70,126
Elastic NV (b)	48,536	2,253,526
Fair Isaac Corp (b)	12,319	12,626,975
Five9 Inc (b)	41,893	720,560
Fortinet Inc (b)	328,178	27,668,687
Freshworks Inc Class A (b)	109,889	896,694
Gen Digital Inc	286,544	5,527,434
Gitlab Inc Class A (b)	74,197	1,642,722
Guidewire Software Inc (b)	44,232	6,121,266
HubSpot Inc (b)	27,425	6,081,768
Hut 8 Corp (United States) (b)	49,903	3,781,649
I3 Verticals Inc Class A (b)(c)	10,329	232,919
Intapp Inc (b)	29,684	666,406
InterDigital Inc	13,356	3,960,855
Intuit Inc	144,522	56,146,797
Klaviyo Inc Class A (b)	75,101	1,508,779
Life360 Inc (b)(c)	40,476	1,744,111
LiveRamp Holdings Inc (b)	33,350	974,821
Manhattan Associates Inc (b)	31,087	4,286,586
MARA Holdings Inc (b)(c)	196,522	2,356,299
Microsoft Corp	3,855,595	1,572,234,529
Mitek Systems Inc (b)	23,283	325,031
N-able Inc/US (b)	36,935	191,323
nCino Inc (b)	53,210	930,111
NCR Voyix Corp (b)	69,821	481,067
Netskope Inc Class A (b)	44,057	438,808
NextNav Inc Class A (b)(c)	46,673	864,851
Nutanix Inc Class A (b)	140,382	5,740,220
OneSpan Inc	22,130	256,265
Ooma Inc (b)	12,524	204,392
Oracle Corp	880,512	142,105,832
PagerDuty Inc (b)	47,778	317,724
Palantir Technologies Inc Class A (b)	1,186,145	165,004,631
Palo Alto Networks Inc (b)	419,629	75,247,872
PAR Technology Corp (b)(c)	20,184	271,273
Pegasystems Inc	47,365	1,731,191
Pivotal Software Inc rights (b)(d)	5,752	0
Porch Group Inc (b)	52,035	501,097
Procore Technologies Inc (b)	62,062	3,511,468
Progress Software Corp (b)	22,220	618,827
PTC Inc (b)	61,790	8,421,977
Q2 Holdings Inc (b)	32,280	1,638,210
Qualys Inc (b)	18,748	1,629,764
Rapid7 Inc (b)	31,254	184,399
Red Violet Inc (b)	7,012	262,459
Rekor Systems Inc (b)	61,149	50,129
RingCentral Inc Class A	39,548	1,590,621
Riot Platforms Inc (b)	167,335	2,884,855
Roper Technologies Inc	55,347	19,637,669
Rubrik Inc Class A (b)	78,968	4,199,518
Salesforce Inc	486,563	85,892,966
Samsara Inc Class A (b)	186,058	5,347,307
SentinelOne Inc Class A (b)	171,925	2,434,458
ServiceNow Inc (b)	542,999	47,952,242
ServiceTitan Inc Class A (b)	29,570	1,758,232
SoundHound AI Inc Class A (b)(c)	202,624	1,612,887
Sprinklr Inc Class A (b)	63,789	313,842
Sprout Social Inc Class A (b)	26,792	160,752
SPS Commerce Inc (b)	19,428	1,090,299
Strategy Inc Class A (b)	162,768	26,929,966
Synopsys Inc (b)	99,357	47,949,688
Telos Corp (b)	28,418	121,345
Tenable Holdings Inc (b)	61,605	1,286,928
Teradata Corp (b)	48,059	1,266,355
Terawulf Inc (b)(c)	171,627	3,729,455
Trimble Inc (b)	123,347	8,303,720
Tyler Technologies Inc (b)	22,304	7,608,787
UiPath Inc Class A (b)(c)	222,626	2,293,048
Unity Software Inc (b)	179,832	4,751,161
Varonis Systems Inc (b)	61,529	1,618,213
Veritone Inc (b)	41,759	85,606
Vertex Inc Class A (b)	37,550	464,494
Viant Technology Inc Class A (b)	9,416	102,258
Weave Communications Inc (b)	32,987	161,966
Workday Inc Class A (b)	110,516	13,527,158
Workiva Inc Class A (b)	27,301	1,460,057
Xperi Inc (b)	27,956	187,026
Yext Inc (b)	49,390	190,645
Zeta Global Holdings Corp Class A (b)(c)	104,324	1,921,648
Zoom Communications Inc Class A (b)	137,785	13,385,813
Zscaler Inc (b)	53,018	6,928,392
		2,783,034,355
Technology Hardware, Storage & Peripherals - 6.6%
Apple Inc	7,622,876	2,068,467,403
Corsair Gaming Inc (b)	24,877	168,915
Dell Technologies Inc Class C	154,357	32,252,895
Diebold Nixdorf Inc (b)	18,377	1,411,537
Eastman Kodak Co (b)	36,191	482,426
Everpure Inc Class A (b)	163,141	11,656,424
GPGI Inc Class A	92,456	1,426,596
Hewlett Packard Enterprise Co	690,056	19,852,911
HP Inc	476,608	9,942,043
Immersion Corp	15,581	95,512
IonQ Inc (b)(c)	183,888	8,297,027
NetApp Inc	102,761	11,382,836
One Stop Systems Inc (b)(c)	11,185	106,146
Quantum Computing Inc (b)(c)	98,144	885,259
Sandisk Corp/DE (b)	76,644	84,040,912
Seagate Technology Holdings PLC	113,244	76,285,688
Super Micro Computer Inc (b)(c)	261,150	7,155,510
Turtle Beach Corp (b)	6,906	79,557
Western Digital Corp	176,071	76,506,371
Xerox Holdings Corp (c)	59,857	134,678
Xerox Holdings Corp warrants 2/14/2028 (b)	350	64
		2,410,630,710
TOTAL INFORMATION TECHNOLOGY		11,885,733,071
Materials - 2.2%
Chemicals - 1.1%
AdvanSix Inc	13,527	333,576
Air Products and Chemicals Inc	115,640	34,697,782
Albemarle Corp	61,246	12,047,088
Alto Ingredients Inc (b)	39,959	220,574
Arq Inc (b)	14,648	33,250
Ashland Inc	23,833	1,269,346
ASP Isotopes Inc (b)(c)	55,628	292,603
Aspen Aerogels Inc (b)	34,268	127,134
Avient Corp	47,840	1,773,907
Axalta Coating Systems Ltd (b)	110,927	3,154,764
Balchem Corp	16,892	2,730,085
Cabot Corp	27,043	2,081,229
Celanese Corp	56,795	3,848,429
CF Industries Holdings Inc	81,057	10,067,279
Chemours Co/The	78,193	2,107,301
Corteva Inc	349,255	28,293,148
Dow Inc	372,416	15,079,124
DuPont de Nemours Inc	213,075	9,729,005
Eastman Chemical Co	59,492	4,348,270
Ecolab Inc	132,317	34,481,810
Ecovyst Inc (b)	58,532	829,984
Element Solutions Inc	118,021	5,026,514
Flotek Industries Inc (b)(c)	7,124	120,395
FMC Corp	64,368	989,980
Hawkins Inc	10,779	1,804,944
HB Fuller Co	28,194	1,706,301
Huntsman Corp	83,731	1,203,214
Ingevity Corp (b)	18,367	1,399,382
Innospec Inc	12,792	975,518
International Flavors & Fragrances Inc	132,758	9,319,612
Intrepid Potash Inc (b)	5,580	220,801
Koppers Holdings Inc	10,195	416,262
Kronos Worldwide Inc	10,509	78,186
Linde PLC	242,446	121,499,388
LSB Industries Inc (b)	28,158	419,554
LyondellBasell Industries NV Class A1	133,638	9,969,395
Mativ Holdings Inc	28,033	260,146
Minerals Technologies Inc	15,870	1,141,688
Mosaic Co/The	164,444	3,826,612
NewMarket Corp	4,035	2,726,127
Olin Corp	59,258	1,687,668
Perimeter Solutions Inc (b)	72,836	2,206,931
PPG Industries Inc	116,560	12,646,760
PureCycle Technologies Inc (b)(c)	72,078	539,143
Quaker Chemical Corp	7,259	986,426
Rayonier Advanced Materials Inc (b)	33,936	322,053
RPM International Inc	66,371	6,762,541
Scotts Miracle-Gro Co/The	23,340	1,463,418
Sensient Technologies Corp	22,176	2,520,081
Sherwin-Williams Co/The	119,734	38,507,652
Solstice Advanced Materials Inc	82,587	6,768,005
Stepan Co	11,762	588,453
Tronox Holdings PLC	62,060	619,979
Westlake Corp	17,239	1,987,312
		408,256,129
Construction Materials - 0.3%
Amrize Ltd (United States)	266,915	14,354,689
CRH PLC	348,246	41,239,291
Eagle Materials Inc	16,494	3,465,554
Knife River Corp (b)	29,462	2,726,708
Martin Marietta Materials Inc	31,284	19,366,986
United States Lime & Minerals Inc	5,509	593,154
Vulcan Materials Co	68,527	20,677,337
		102,423,719
Containers & Packaging - 0.2%
Amcor PLC	239,820	9,122,753
AptarGroup Inc	33,629	4,159,235
Ardagh Metal Packaging SA	80,492	309,894
Avery Dennison Corp	40,167	6,584,576
Ball Corp	139,184	8,501,359
Crown Holdings Inc	58,061	5,707,977
Graphic Packaging Holding CO	154,644	1,473,757
Greif Inc Class A	13,860	904,226
Greif Inc Class B	1,512	121,323
International Paper Co	273,780	8,328,388
Myers Industries Inc	19,037	392,353
O-I Glass Inc (b)	79,927	728,135
Packaging Corp of America	46,334	9,889,992
Ranpak Holdings Corp Class A (b)	19,855	101,061
Silgan Holdings Inc	45,239	1,834,441
Smurfit Westrock PLC	271,194	10,411,138
Sonoco Products Co	51,056	2,550,758
TriMas Corp	16,589	614,125
		71,735,491
Metals & Mining - 0.6%
Alcoa Corp	134,372	8,571,590
Alpha Metallurgical Resources Inc (b)	5,562	1,037,035
American Battery Technology Co (b)	67,678	228,752
Century Aluminum Co (b)	27,710	1,647,082
Cleveland-Cliffs Inc (b)	297,433	3,033,817
Coeur Mining Inc (b)	536,985	9,649,620
Commercial Metals Co	57,455	3,962,097
Compass Minerals International Inc (b)	17,646	471,325
Contango Silver & Gold Inc (b)	13,925	319,579
Dakota Gold Corp (b)	52,243	281,067
Freeport-McMoRan Inc	746,083	43,108,676
Hecla Mining Co	347,900	6,269,158
Idaho Strategic Resources Inc (b)	7,354	309,971
Ivanhoe Electric Inc / US (b)	56,229	721,418
Kaiser Aluminum Corp	8,281	1,411,331
Materion Corp	10,741	1,974,303
Mesabi Trust	7,121	197,892
Metallus Inc (b)	18,608	358,018
MP Materials Corp (b)(c)	69,800	4,609,592
Newmont Corp	566,848	62,971,144
Nucor Corp	118,783	26,760,622
Ramaco Resources Inc Class A (b)(c)	20,010	297,149
Reliance Inc	27,113	9,828,463
Royal Gold Inc	42,183	9,844,669
Ryerson Holding Corp	22,835	632,758
Steel Dynamics Inc	71,224	16,286,080
SunCoke Energy Inc	46,220	315,220
Tredegar Corp (b)	16,091	154,473
United States Antimony Corp (b)	61,358	736,910
US Gold Corp (b)	7,428	121,967
USA Rare Earth Inc Class A (b)(c)	89,796	2,332,002
Warrior Met Coal Inc	27,350	2,457,398
Worthington Steel Inc	17,298	664,762
		221,565,940
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	7,532	103,264
Louisiana-Pacific Corp	32,749	2,364,150
Magnera Corp (b)	17,730	176,945
Sylvamo Corp	16,924	723,163
		3,367,522
TOTAL MATERIALS		807,348,801
Real Estate - 2.3%
Diversified REITs - 0.0%
AH Realty Trust Inc Class A	40,014	243,685
Alpine Income Property Trust Inc	7,702	144,798
American Assets Trust Inc	25,823	535,569
Broadstone Net Lease Inc Class A	97,620	1,932,876
CTO Realty Growth Inc	17,210	348,503
Essential Properties Realty Trust Inc	108,269	3,402,895
Gladstone Commercial Corp	26,799	337,935
Global Net Lease Inc	104,909	1,002,930
WP Carey Inc	114,139	8,324,157
		16,273,348
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	80,711	3,269,603
American Healthcare REIT Inc	92,055	4,674,553
CareTrust REIT Inc	115,858	4,570,598
Chiron Real Estate Inc	7,463	261,727
Community Healthcare Trust Inc	13,894	239,255
Diversified Healthcare Trust	113,071	852,555
Healthcare Realty Trust Inc	182,146	3,406,130
Healthpeak Properties Inc	360,396	5,827,603
LTC Properties Inc	24,636	941,588
Medical Properties Trust Inc (c)	256,613	1,267,668
National Health Investors Inc	24,624	1,893,832
Omega Healthcare Investors Inc	153,844	7,226,053
Sabra Health Care REIT Inc	130,935	2,705,117
Sila Realty Trust Inc	29,243	889,864
Universal Health Realty Income Trust	6,380	259,666
Ventas Inc	246,603	21,666,540
Welltower Inc	362,323	78,747,281
		138,699,633
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	115,892	1,561,065
Chatham Lodging Trust	27,815	241,434
DiamondRock Hospitality Co	107,196	1,093,399
Host Hotels & Resorts Inc	332,182	7,019,006
Park Hotels & Resorts Inc	103,244	1,184,209
Pebblebrook Hotel Trust	57,520	808,156
RLJ Lodging Trust	78,964	650,663
Ryman Hospitality Properties Inc	32,815	3,448,528
Service Properties Trust	77,121	119,537
Summit Hotel Properties Inc	52,981	263,316
Sunstone Hotel Investors Inc	98,785	970,069
Xenia Hotels & Resorts Inc	50,710	825,052
		18,184,434
Industrial REITs - 0.3%
Americold Realty Trust Inc	149,217	1,824,924
EastGroup Properties Inc	27,630	5,559,156
First Industrial Realty Trust Inc	68,644	4,256,614
Industrial Logistics Properties Trust	31,424	233,480
Lineage Inc	29,695	1,095,152
LXP Industrial Trust	30,748	1,565,688
One Liberty Properties Inc	8,549	194,148
Prologis Inc	482,752	68,560,440
Rexford Industrial Realty Inc	120,116	4,310,963
STAG Industrial Inc Class A	99,281	3,830,261
Terreno Realty Corp	54,156	3,530,971
		94,961,797
Office REITs - 0.1%
Brandywine Realty Trust	99,893	302,676
BXP Inc	76,597	4,477,861
COPT Defense Properties	57,923	1,810,094
Cousins Properties Inc	88,149	2,257,496
Douglas Emmett Inc	87,521	946,102
Easterly Government Properties Inc	23,738	555,707
Empire State Realty Trust Inc Class A	68,645	382,353
Highwoods Properties Inc	58,000	1,409,980
Hudson Pacific Properties Inc (b)	30,241	278,519
JBG SMITH Properties	29,969	449,535
Kilroy Realty Corp	57,250	1,904,135
NET Lease Office Properties	8,623	112,615
Peakstone Realty Trust	16,649	349,296
Piedmont Realty Trust Inc Class A1 (b)	61,469	513,881
Postal Realty Trust Inc Class A	11,857	259,430
SL Green Realty Corp	37,472	1,589,188
Vornado Realty Trust	83,803	2,504,872
		20,103,740
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	150,661	21,503,845
Compass Inc Class A (b)	320,798	2,428,441
CoStar Group Inc (b)	219,812	7,607,693
Cushman & Wakefield Ltd	118,960	1,670,198
Douglas Elliman Inc (b)	34,914	70,176
eXp World Holdings Inc	50,935	316,816
Forestar Group Inc (b)	10,556	298,313
FRP Holdings Inc (b)	6,797	142,805
Howard Hughes Holdings Inc (b)	16,075	1,000,990
Jones Lang LaSalle Inc (b)	24,572	7,817,090
Kennedy-Wilson Holdings Inc	61,881	674,503
Marcus & Millichap Inc	11,668	324,254
Newmark Group Inc Class A	81,541	1,314,441
Opendoor Technologies Inc Class A (b)(c)	415,203	2,233,792
Opendoor Technologies Inc warrants 11/20/2026 (b)	10,795	8,212
Opendoor Technologies Inc warrants 11/20/2026 (b)	10,795	4,372
Opendoor Technologies Inc warrants 11/20/2026 (b)	10,795	4,167
RE/MAX Holdings Inc Class A (b)	9,736	104,175
RMR Group Inc/The Class A	8,881	158,171
Seaport Entertainment Group Inc (b)	3,853	85,883
St Joe Co/The	20,760	1,340,473
Tejon Ranch Co (b)	14,189	277,679
Zillow Group Inc Class A (b)	27,310	1,218,299
Zillow Group Inc Class C (b)	89,167	3,959,015
		54,563,803
Residential REITs - 0.2%
American Homes 4 Rent Class A	168,737	5,372,586
AvalonBay Communities Inc	73,636	13,475,388
Camden Property Trust	54,100	5,681,582
Centerspace	9,075	619,550
Equity LifeStyle Properties Inc	100,664	6,371,025
Equity Residential	178,529	11,672,226
Essex Property Trust Inc	33,410	8,793,846
Independence Realty Trust Inc	123,451	2,013,486
Invitation Homes Inc	292,535	8,416,232
Mid-America Apartment Communities Inc	60,619	7,830,762
NexPoint Residential Trust Inc	10,669	308,227
Sun Communities Inc	60,514	7,736,110
UDR Inc	157,262	5,714,901
UMH Properties Inc	42,605	662,508
Veris Residential Inc	40,774	773,483
		85,441,912
Retail REITs - 0.3%
Acadia Realty Trust	67,266	1,454,291
Agree Realty Corp	62,756	4,839,115
Alexander's Inc	1,084	273,125
Brixmor Property Group Inc	159,370	4,795,443
CBL & Associates Properties Inc	8,100	364,662
Curbline Properties Corp	49,913	1,377,599
Federal Realty Investment Trust	40,599	4,502,429
FrontView REIT Inc	10,476	185,424
Getty Realty Corp	28,228	934,911
InvenTrust Properties Corp	41,231	1,324,340
Kimco Realty Corp	350,079	8,275,868
Kite Realty Group Trust	112,685	2,947,840
Macerich Co/The	133,035	2,890,851
NETSTREIT Corp	50,100	1,030,557
NNN REIT Inc	98,295	4,304,338
Phillips Edison & Co Inc	64,710	2,599,077
Realty Income Corp	478,255	30,723,101
Regency Centers Corp	85,289	6,639,749
Saul Centers Inc	6,413	220,800
Simon Property Group Inc	168,774	34,380,952
SITE Centers Corp	30,501	167,449
Tanger Inc	60,019	2,225,505
Urban Edge Properties	66,925	1,466,996
Whitestone REIT	22,739	430,677
		118,355,099
Specialized REITs - 0.8%
American Tower Corp	243,066	44,410,589
Crown Castle Inc	226,481	20,106,983
CubeSmart	118,524	4,797,852
Digital Realty Trust Inc	167,796	33,716,928
EPR Properties	39,841	2,223,526
Equinix Inc	51,021	55,247,070
Extra Space Storage Inc	110,298	15,809,012
Farmland Partners Inc	20,053	215,570
Four Corners Property Trust Inc	57,197	1,462,527
Gaming and Leisure Properties Inc	147,773	7,161,080
Gladstone Land Corp	17,625	169,024
Iron Mountain Inc	153,797	19,376,884
Lamar Advertising Co Class A	45,158	6,224,579
Millrose Properties Inc Class A	80,213	2,460,133
National Storage Affiliates Trust	37,086	1,578,380
Outfront Media Inc	75,520	2,329,792
Public Storage	82,180	24,855,341
Rayonier Inc	143,638	3,046,562
Safehold Inc	23,021	368,796
SBA Communications Corp Class A	55,314	12,235,457
Smartstop Self Storage REIT Inc	28,642	901,650
VICI Properties Inc	556,617	16,253,216
Weyerhaeuser Co	375,636	9,210,595
		284,161,546
TOTAL REAL ESTATE		830,745,312
Utilities - 2.3%
Electric Utilities - 1.4%
Alliant Energy Corp	133,240	9,783,813
American Electric Power Co Inc	280,706	38,487,600
Constellation Energy Corp	161,772	50,634,636
Duke Energy Corp	403,408	52,261,506
Edison International	200,074	13,903,142
Entergy Corp	235,005	27,709,440
Evergy Inc	119,359	9,887,700
Eversource Energy	195,490	13,821,143
Exelon Corp	530,840	24,413,332
FirstEnergy Corp	270,429	12,850,786
Genie Energy Ltd Class B	11,894	166,158
Hawaiian Electric Industries Inc (b)	88,948	1,340,446
IDACORP Inc	27,988	4,134,947
MGE Energy Inc	18,998	1,524,020
NextEra Energy Inc	1,081,277	105,835,393
NRG Energy Inc	110,375	17,172,143
OGE Energy Corp	107,249	5,233,751
Oklo Inc Class A (b)(c)	64,012	4,640,870
Otter Tail Corp	21,635	1,930,707
PG&E Corp	1,141,586	18,973,159
Pinnacle West Capital Corp	62,108	6,441,842
Portland General Electric Co	58,096	3,016,925
PPL Corp	383,727	14,366,739
Southern Co/The	571,566	55,270,432
TXNM Energy Inc	50,713	2,995,110
Xcel Energy Inc	307,244	25,485,890
		522,281,630
Gas Utilities - 0.1%
Atmos Energy Corp	85,878	16,315,102
Chesapeake Utilities Corp	12,171	1,535,007
MDU Resources Group Inc	105,364	2,373,851
National Fuel Gas Co	49,447	4,172,338
New Jersey Resources Corp	52,289	2,944,394
Northwest Natural Holding Co	21,774	1,154,022
ONE Gas Inc	31,668	2,825,419
Southwest Gas Holdings Inc	33,523	3,152,838
Spire Inc	30,669	2,796,399
UGI Corp	111,245	4,014,832
		41,284,202
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	369,362	5,337,281
Clearway Energy Inc Class A	26,135	1,056,638
Clearway Energy Inc Class C	35,945	1,450,740
Hallador Energy Co (b)	20,176	313,333
Ormat Technologies Inc	31,527	3,622,452
Talen Energy Corp (b)	23,735	8,839,389
Vistra Corp	165,493	26,121,416
		46,741,249
Multi-Utilities - 0.6%
Ameren Corp	143,490	16,307,639
Avista Corp	42,133	1,731,666
Black Hills Corp	39,695	2,988,637
CenterPoint Energy Inc	338,553	14,777,838
CMS Energy Corp	158,708	12,179,252
Consolidated Edison Inc	187,216	20,872,712
Dominion Energy Inc	443,825	28,626,713
DTE Energy Co	107,988	16,380,700
NiSource Inc	248,265	11,986,234
Northwestern Energy Group Inc	31,755	2,297,157
Public Service Enterprise Group Inc	259,399	21,182,522
Sempra	338,969	32,242,731
Unitil Corp	9,772	512,639
WEC Energy Group Inc	169,013	19,933,393
		202,019,833
Water Utilities - 0.1%
American States Water Co	20,186	1,519,804
American Water Works Co Inc	101,435	13,026,283
Artesian Resources Corp Class A	5,351	167,540
Cadiz Inc (b)(c)	29,077	125,903
California Water Service Group	30,576	1,291,530
Consolidated Water Co Ltd	7,394	236,978
Essential Utilities Inc	146,976	5,614,483
H2O America	19,358	1,087,726
Middlesex Water Co	9,180	467,078
York Water Co/The	8,245	239,270
		23,776,595
TOTAL UTILITIES		836,103,509
TOTAL UNITED STATES		35,989,454,190
TOTAL COMMON STOCKS (Cost $21,395,252,108)		36,183,466,326

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $4,591,005)	3.64	4,597,000	4,591,053

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	78,966,554	78,982,347
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	166,418,242	166,434,884
TOTAL MONEY MARKET FUNDS (Cost $245,417,231)			245,417,231

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $21,645,260,344)	36,433,474,610
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(148,219,687)
NET ASSETS - 100.0%	36,285,254,923

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	60	6/2026	8,423,400	672,897
CME E-Mini S&P 500 Index Contracts (United States)	247	6/2026	89,460,313	6,410,589
CME E-Mini S&P MidCap 400 Index Contracts (United States)	13	6/2026	4,746,560	256,516

TOTAL FUTURES CONTRACTS				7,340,002
The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $617,441 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,591,053.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	103,075,810	938,695,787	962,785,816	1,105,871	(3,434)	-	78,982,347	78,966,554	0.1%
Fidelity Securities Lending Cash Central Fund	134,662,075	393,861,017	362,088,469	416,543	261	-	166,434,884	166,418,242	0.5%
Total	237,737,885	1,332,556,804	1,324,874,285	1,522,414	(3,173)	-	245,417,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,674,495,050	3,674,495,050	-	-
Consumer Discretionary	3,598,361,160	3,598,361,160	-	-
Consumer Staples	1,685,005,112	1,685,005,112	-	-
Energy	1,339,212,039	1,339,212,039	-	-
Financials	4,473,611,812	4,473,611,812	-	-
Health Care	3,251,415,317	3,251,401,070	-	14,247
Industrials	3,686,591,139	3,686,591,139	-	-
Information Technology	11,979,125,757	11,979,125,757	-	-
Materials	828,800,119	828,800,119	-	-
Real Estate	830,745,312	830,745,312	-	-
Utilities	836,103,509	836,103,509	-	-

U.S. Treasury Obligations	4,591,053	-	4,591,053	-

Money Market Funds	245,417,231	245,417,231	-	-
Total Investments in Securities:	36,433,474,610	36,428,869,310	4,591,053	14,247
Derivative Instruments:

Assets
Futures Contracts	7,340,002	7,340,002	-	-
Total Assets	7,340,002	7,340,002	-	-
Total Derivative Instruments:	7,340,002	7,340,002	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,340,002	-
Total Equity Risk	7,340,002	-
Total Value of Derivatives	7,340,002	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Total Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $222,733,609) - See accompanying schedule:
Unaffiliated issuers (cost $21,399,843,113)	$36,188,057,379
Fidelity Central Funds (cost $245,417,231)	245,417,231

Total Investment in Securities (cost $21,645,260,344)		$36,433,474,610
Segregated cash with brokers for derivative instruments		2,551,448
Foreign currency held at value (cost $2,946)		3,040
Receivable for investments sold		133,654
Receivable for fund shares sold		39,464,788
Dividends receivable		13,867,556
Distributions receivable from Fidelity Central Funds		267,026
Receivable for variation margin on futures contracts		1,155,463
Other receivables		364,341
Total assets		36,491,281,926
Liabilities
Payable to custodian bank	$27,106
Payable for investments purchased	25,285,759
Payable for fund shares redeemed	13,946,598
Other payables and accrued expenses	334,350
Collateral on securities loaned	166,433,190
Total liabilities		206,027,003
Net Assets		$36,285,254,923
Net Assets consist of:
Paid in capital		$21,933,865,362
Total accumulated earnings (loss)		14,351,389,561
Net Assets		$36,285,254,923
Net Asset Value, offering price and redemption price per share ($36,285,254,923 ÷ 1,448,587,563 shares)		$25.05
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$194,836,422
Interest		112,045
Income from Fidelity Central Funds (including $416,543 from security lending)		1,522,414
Security lending		5,739
Total income		196,476,620
Expenses
Independent trustees' fees and expenses	$49,922
Total expenses before reductions	49,922
Expense reductions	(7,266)
Total expenses after reductions		42,656
Net Investment income (loss)		196,433,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(15,510,875)
Fidelity Central Funds	(3,173)
Futures contracts	(560,214)
Total net realized gain (loss)		(16,074,262)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,922,349,196
Assets and liabilities in foreign currencies	77
Futures contracts	4,931,168
Total change in net unrealized appreciation (depreciation)		1,927,280,441
Net gain (loss)		1,911,206,179
Net increase (decrease) in net assets resulting from operations		$2,107,640,143
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$196,433,964	$340,312,253
Net realized gain (loss)	(16,074,262)	(266,081,122)
Change in net unrealized appreciation (depreciation)	1,927,280,441	5,242,632,069
Net increase (decrease) in net assets resulting from operations	2,107,640,143	5,316,863,200
Distributions to shareholders	(326,848,522)	(288,265,326)

Share transactions
Proceeds from sales of shares	4,667,177,590	6,659,164,517
Reinvestment of distributions	291,666,111	256,760,209
Cost of shares redeemed	(2,216,722,933)	(4,078,801,734)

Net increase (decrease) in net assets resulting from share transactions	2,742,120,768	2,837,122,992
Total increase (decrease) in net assets	4,522,912,389	7,865,720,866

Net Assets
Beginning of period	31,762,342,534	23,896,621,668
End of period	$36,285,254,923	$31,762,342,534

Other Information
Shares
Sold	196,412,958	316,526,974
Issued in reinvestment of distributions	12,348,270	12,220,857
Redeemed	(93,387,337)	(195,735,069)
Net increase (decrease)	115,373,891	133,012,762

Financial Highlights
Fidelity ZERO® Total Market Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.82	$19.91	$14.62	$13.68	$16.59	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.14	.27	.26	.24	.22	.20
Net realized and unrealized gain (loss)	1.33	3.88	5.26	.91	(2.92)	4.89
Total from investment operations	1.47	4.15	5.52	1.15	(2.70)	5.09
Distributions from net investment income	(.24)	(.24)	(.23)	(.21)	(.18)	(.17)
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.24)	(.24)	(.23)	(.21)	(.21)	(.17)
Net asset value, end of period	$25.05	$23.82	$19.91	$14.62	$13.68	$16.59
Total Return C,D	6.24%	20.98%	38.06%	8.55%	(16.46)%	44.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.19% H	1.26%	1.44%	1.63%	1.50%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$36,285,255	$31,762,343	$23,896,622	$15,045,422	$12,227,768	$12,297,505
Portfolio turnover rate I	2 % H	3% J	2% J	2%	3%	4% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity ZERO International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity ZERO Extended Market Index Fund	2,135,075,304	673,592,522	(291,187,844)	382,404,678
Fidelity ZERO International Index Fund	8,169,050,186	3,271,306,048	(587,569,303)	2,683,736,745
Fidelity ZERO Large Cap Index Fund	10,651,040,398	7,453,787,199	(580,046,902)	6,873,740,297
Fidelity ZERO Total Market Index Fund	21,823,429,442	16,077,810,998	(1,467,765,830)	14,610,045,168

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity ZERO Extended Market Index Fund	(2,183,724)	(28,241,800)	(30,425,524)
Fidelity ZERO International Index Fund	(16,693,599)	(129,993,297)	(146,686,896)
Fidelity ZERO Large Cap Index Fund	(13,224,984)	(107,672,592)	(120,897,576)
Fidelity ZERO Total Market Index Fund	(11,545,280)	(372,713,071)	(384,258,351)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	669,300,629	260,793,918
Fidelity ZERO International Index Fund	2,699,581,254	323,243,884
Fidelity ZERO Large Cap Index Fund	1,270,568,374	392,562,317
Fidelity ZERO Total Market Index Fund	3,051,149,914	395,768,739

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	14,323,135	-	187,836,883	187,836,883	242,418,845

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	2,304,147	-	20,252,518	20,252,518	34,447,005
Fidelity ZERO Total Market Index Fund	10,322,238	-	127,123,048	127,123,048	198,440,486
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity ZERO Total Market Index Fund	334,194

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below. During the period, there were no interfund trades.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity ZERO Large Cap Index Fund	89,510,216	81,321,156	(28,025,234)
Fidelity ZERO Total Market Index Fund	19,395,852	104,575,634	(4,982,655)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity ZERO Extended Market Index Fund	27,212	5,883	937,958
Fidelity ZERO International Index Fund	20,372	7	-
Fidelity ZERO Large Cap Index Fund	2,580	-	-
Fidelity ZERO Total Market Index Fund	45,262	10,660	1,625,969

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity ZERO Extended Market Index Fund	35,157,466
Fidelity ZERO International Index Fund	13,103,624
Fidelity ZERO Large Cap Index Fund	20,931,850
Fidelity ZERO Total Market Index Fund	52,674,940
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity ZERO Extended Market Index Fund	4,267
Fidelity ZERO Large Cap Index Fund	492
Fidelity ZERO Total Market Index Fund	7,266
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891447.107
EML-SANN-0626
Fidelity® Series International Index Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series International Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 7.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	141,530	543,550
Interactive Media & Services - 0.0%
CAR Group Ltd	13,607	251,006
REA Group Ltd	1,900	235,229
		486,235
TOTAL COMMUNICATION SERVICES		1,029,785
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Wesfarmers Ltd	40,815	2,168,189
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	19,894	684,463
Lottery Corp/The	80,078	320,561
		1,005,024
TOTAL CONSUMER DISCRETIONARY		3,173,213
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	48,245	768,929
Woolworths Group Ltd	43,913	1,090,381
TOTAL CONSUMER STAPLES		1,859,310
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	116,720	672,470
Woodside Energy Group Ltd	68,330	1,633,610
TOTAL ENERGY		2,306,080
Financials - 2.9%
Banks - 2.3%
ANZ Group Holdings Ltd	108,351	2,877,967
Commonwealth Bank of Australia	60,153	7,576,672
National Australia Bank Ltd	110,271	3,189,889
Westpac Banking Corp	122,951	3,439,759
		17,084,287
Capital Markets - 0.3%
ASX Ltd	7,015	307,367
Macquarie Group Ltd	13,015	2,235,876
		2,543,243
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	12,291	374,801
Insurance - 0.3%
Insurance Australia Group Ltd	85,022	462,358
Medibank Pvt Ltd	99,030	336,735
QBE Insurance Group Ltd	54,120	876,629
Suncorp Group Ltd	38,916	484,286
		2,160,008
TOTAL FINANCIALS		22,162,339
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	17,439	1,574,054
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	2,351	159,965
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	186,642	377,333
Sonic Healthcare Ltd	16,864	241,301
		618,634
Health Care Technology - 0.0%
Pro Medicus Ltd	2,065	202,675
TOTAL HEALTH CARE		2,555,328
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	48,820	799,132
Passenger Airlines - 0.0%
Qantas Airways Ltd	26,680	163,132
Professional Services - 0.1%
Computershare Ltd	18,702	410,868
Trading Companies & Distributors - 0.0%
SGH Ltd	7,320	207,323
Transportation Infrastructure - 0.1%
Transurban Group unit	111,934	1,134,424
TOTAL INDUSTRIALS		2,714,879
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	7,249	228,311
Materials - 2.5%
Metals & Mining - 2.5%
BHP Group Ltd	182,562	7,225,684
Evolution Mining Ltd	73,006	645,457
Fortescue Ltd	60,861	877,194
Glencore PLC	358,543	2,786,538
Lynas Rare Earths Ltd (b)	32,562	461,929
Northern Star Resources Ltd	48,860	748,938
Rio Tinto Ltd	13,346	1,634,746
Rio Tinto PLC	40,574	4,087,286
South32 Ltd	161,269	477,929
TOTAL MATERIALS		18,945,701
Real Estate - 0.3%
Diversified REITs - 0.0%
Stockland unit	87,055	255,306
Industrial REITs - 0.2%
Goodman Group unit	73,501	1,592,454
Retail REITs - 0.1%
Scentre Group unit	187,469	503,765
Vicinity Ltd unit	140,467	255,435
		759,200
TOTAL REAL ESTATE		2,606,960
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	61,922	541,453
Gas Utilities - 0.0%
Apa Group unit	47,020	351,249
TOTAL UTILITIES		892,702
TOTAL AUSTRALIA		58,474,608
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	5,290	373,448
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (c)(d)	2,768	473,330
Erste Group Bank AG	11,068	1,222,971
Raiffeisen Bank International AG	4,731	257,638
TOTAL FINANCIALS		1,953,939
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,445	184,083
TOTAL AUSTRIA		2,511,470
BELGIUM - 0.9%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	772	159,104
Consumer Staples - 0.5%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	35,527	2,684,478
Food Products - 0.1%
Lotus Bakeries NV	15	180,625
TOTAL CONSUMER STAPLES		2,865,103
Financials - 0.2%
Banks - 0.1%
KBC Group NV	8,257	1,097,486
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	2,873	268,066
Sofina SA	593	151,722
		419,788
Insurance - 0.0%
Ageas SA/NV	5,362	419,751
TOTAL FINANCIALS		1,937,025
Health Care - 0.2%
Pharmaceuticals - 0.2%
Financiere de Tubize SA	721	165,602
UCB SA (b)	4,545	1,233,276
TOTAL HEALTH CARE		1,398,878
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	2,614	172,877
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,568	260,216
TOTAL BELGIUM		6,793,203
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	5,951	346,216
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	14,179	684,843
CHINA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	47,035	2,277,107
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	68,922	196,591
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	133,210	766,249
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	92,900	316,832
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	49,000	205,162
TOTAL INDUSTRIALS		521,994
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	39,000	129,122
TOTAL CHINA		3,891,063
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC (United Kingdom)	6,944	417,081
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV	7,194	155,491
DENMARK - 1.6%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	2,839	215,718
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	3,378	457,428
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	24,008	1,234,119
Insurance - 0.0%
Tryg A/S	12,079	289,874
TOTAL FINANCIALS		1,523,993
Health Care - 0.7%
Biotechnology - 0.1%
Genmab A/S (b)	2,194	580,920
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	4,532	279,958
Demant A/S (b)	3,458	109,706
		389,664
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	115,765	4,924,176
TOTAL HEALTH CARE		5,894,760
Industrials - 0.4%
Air Freight & Logistics - 0.3%
DSV A/S	7,347	1,798,340
Building Products - 0.0%
ROCKWOOL A/S Series B	3,480	101,167
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	36,297	1,116,111
TOTAL INDUSTRIALS		3,015,618
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	12,664	778,149
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS (b)(c)(d)	18,991	508,095
TOTAL DENMARK		12,393,761
FINLAND - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	5,104	247,639
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	9,805	241,200
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	15,206	524,152
Financials - 0.4%
Banks - 0.3%
Nordea Bank Abp	111,083	2,088,904
Insurance - 0.1%
Sampo Oyj A Shares	86,327	897,045
TOTAL FINANCIALS		2,985,949
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,930	316,875
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	12,212	776,828
Metso Oyj	23,841	410,761
Wartsila OYJ Abp	18,081	758,642
TOTAL INDUSTRIALS		1,946,231
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	190,398	2,369,800
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	20,927	232,347
UPM-Kymmene Oyj	18,958	566,709
TOTAL MATERIALS		799,056
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	16,117	405,553
TOTAL FINLAND		9,836,455
FRANCE - 8.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	66,925	1,393,536
Media - 0.1%
Publicis Groupe SA	8,227	768,709
TOTAL COMMUNICATION SERVICES		2,162,245
Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	23,482	850,660
Automobiles - 0.0%
Renault SA	6,901	242,427
Hotels, Restaurants & Leisure - 0.1%
Accor SA	6,754	334,247
Sodexo SA	3,181	161,797
		496,044
Textiles, Apparel & Luxury Goods - 1.0%
Hermes International SCA	1,138	2,177,110
Kering SA	2,676	736,204
LVMH Moet Hennessy Louis Vuitton SE	8,945	4,738,932
		7,652,246
TOTAL CONSUMER DISCRETIONARY		9,241,377
Consumer Staples - 0.8%
Beverages - 0.1%
Pernod Ricard SA	7,253	539,202
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	21,174	421,222
Food Products - 0.2%
Danone SA	23,267	1,822,924
Personal Care Products - 0.5%
L'Oreal SA	8,634	3,709,292
TOTAL CONSUMER STAPLES		6,492,640
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Bollore SE	25,221	158,955
TotalEnergies SE	71,379	6,642,438
TOTAL ENERGY		6,801,393
Financials - 1.2%
Banks - 0.8%
BNP Paribas SA	36,129	3,794,323
Credit Agricole SA	38,061	743,412
Societe Generale SA Series A	24,811	1,997,287
		6,535,022
Capital Markets - 0.0%
Amundi SA (c)(d)	2,226	214,751
Insurance - 0.4%
AXA SA	60,110	2,897,620
TOTAL FINANCIALS		9,647,393
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
BioMerieux	1,489	125,300
EssilorLuxottica SA	10,825	2,291,324
		2,416,624
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	1,050	193,107
Pharmaceuticals - 0.0%
Ipsen SA	1,356	265,775
TOTAL HEALTH CARE		2,875,506
Industrials - 2.2%
Aerospace & Defense - 1.3%
Airbus SE	21,359	4,403,361
Dassault Aviation SA	704	245,231
Safran SA	12,782	4,104,464
Thales SA	3,331	915,150
		9,668,206
Building Products - 0.2%
Cie de Saint-Gobain SA	16,009	1,466,743
Construction & Engineering - 0.5%
Bouygues SA	6,925	408,652
Eiffage SA	2,466	396,508
Vinci SA	17,776	2,688,129
		3,493,289
Electrical Equipment - 0.2%
Legrand SA	9,426	1,688,796
Ground Transportation - 0.0%
Ayvens SA (c)(d)	12,681	170,857
Machinery - 0.0%
Alstom SA (b)	12,459	250,355
Professional Services - 0.0%
Bureau Veritas SA	12,220	373,753
Trading Companies & Distributors - 0.0%
Rexel SA	7,987	335,212
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	1,244	150,382
Getlink SE Series A	10,854	242,929
		393,311
TOTAL INDUSTRIALS		17,840,522
Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	5,497	668,526
Software - 0.1%
Dassault Systemes SE	24,109	543,263
TOTAL INFORMATION TECHNOLOGY		1,211,789
Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	20,825	4,480,299
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	2,012	132,710
Office REITs - 0.0%
Gecina SA	1,650	139,139
Retail REITs - 0.0%
Klepierre SA	7,725	312,429
Unibail-Rodamco-Westfield unit	4,378	529,753
		842,182
TOTAL REAL ESTATE		1,114,031
Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	65,650	2,162,797
Veolia Environnement SA	22,657	958,146
TOTAL UTILITIES		3,120,943
TOTAL FRANCE		64,988,138
GERMANY - 8.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Deutsche Telekom AG	132,230	4,271,114
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	2,244	147,881
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	2,695	224,572
TOTAL COMMUNICATION SERVICES		4,643,567
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG (b)	3,956	297,985
Automobiles - 0.4%
Bayerische Motoren Werke AG	10,059	919,903
Mercedes-Benz Group AG	25,956	1,512,979
		2,432,882
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	8,070	199,183
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	6,147	1,063,786
TOTAL CONSUMER DISCRETIONARY		3,993,836
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	3,723	256,708
Personal Care Products - 0.0%
Beiersdorf AG	3,488	289,154
TOTAL CONSUMER STAPLES		545,862
Financials - 1.9%
Banks - 0.1%
Commerzbank AG	26,344	1,088,644
Capital Markets - 0.5%
Deutsche Bank AG	65,240	2,029,077
Deutsche Boerse AG	6,768	2,076,408
		4,105,485
Insurance - 1.3%
Allianz SE	13,674	6,245,361
Hannover Rueck SE	2,167	655,154
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,696	2,815,254
Talanx AG	2,321	302,096
		10,017,865
TOTAL FINANCIALS		15,211,994
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (c)(d)	12,164	498,775
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	7,904	357,644
Fresenius SE & Co KGaA	15,178	735,065
		1,092,709
Pharmaceuticals - 0.3%
Bayer AG	35,314	1,577,031
Merck KGaA	4,646	600,078
		2,177,109
TOTAL HEALTH CARE		3,768,593
Industrials - 2.8%
Aerospace & Defense - 0.5%
Hensoldt AG (f)	2,284	206,094
MTU Aero Engines AG	1,935	661,546
Rheinmetall AG	1,654	2,631,903
		3,499,543
Air Freight & Logistics - 0.2%
Deutsche Post AG	33,072	1,958,334
Construction & Engineering - 0.0%
HOCHTIEF AG	559	299,955
Electrical Equipment - 0.8%
Siemens Energy AG	27,858	5,904,161
Industrial Conglomerates - 1.1%
Siemens AG	27,318	8,117,850
Machinery - 0.2%
Daimler Truck Holding AG	16,511	832,781
Gea Group Ag	5,266	360,629
Knorr-Bremse AG	2,608	303,180
Rational AG	184	134,645
		1,631,235
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	21,558	184,719
Trading Companies & Distributors - 0.0%
Brenntag SE	4,410	321,313
TOTAL INDUSTRIALS		21,917,110
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 0.4%
Infineon Technologies AG	46,941	3,157,031
Software - 0.8%
Nemetschek SE	2,076	150,576
SAP SE	37,535	6,301,871
		6,452,447
TOTAL INFORMATION TECHNOLOGY		9,609,478
Materials - 0.5%
Chemicals - 0.4%
BASF SE	32,079	2,057,439
Evonik Industries AG	9,204	190,984
Symrise AG	4,772	422,134
		2,670,557
Construction Materials - 0.1%
Heidelberg Materials AG	4,810	1,061,294
TOTAL MATERIALS		3,731,851
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	2,711	189,792
Vonovia SE	27,431	739,079
TOTAL REAL ESTATE		928,871
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	22,723	1,654,520
Multi-Utilities - 0.2%
E.ON SE	80,689	1,788,895
TOTAL UTILITIES		3,443,415
TOTAL GERMANY		67,794,577
HONG KONG - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	136,292	221,086
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	299,577	366,397
Financials - 1.1%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	2,045	315,973
Hong Kong Exchanges & Clearing Ltd	43,267	2,304,519
		2,620,492
Insurance - 0.8%
AIA Group Ltd	377,645	4,146,078
Prudential PLC	91,521	1,379,180
Prudential PLC rights (b)(e)	89,250	16,930
		5,542,188
TOTAL FINANCIALS		8,162,680
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	55,937	239,028
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	12,356	134,396
Machinery - 0.1%
Techtronic Industries Co Ltd	52,792	765,468
TOTAL INDUSTRIALS		1,138,892
Real Estate - 0.4%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	69,226	436,072
Henderson Land Development Co Ltd	52,140	206,094
Hongkong Land Holdings Ltd (Singapore)	38,730	306,201
Sino Land Co Ltd	133,727	214,441
Sun Hung Kai Properties Ltd	52,180	913,520
Wharf Real Estate Investment Co Ltd	59,814	187,307
		2,263,635
Retail REITs - 0.1%
Link REIT	93,931	472,970
TOTAL REAL ESTATE		2,736,605
Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	22,581	190,100
CLP Holdings Ltd	59,236	569,573
Power Assets Holdings Ltd	49,803	411,576
		1,171,249
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	398,697	369,123
TOTAL UTILITIES		1,540,372
TOTAL HONG KONG		14,166,032
INDONESIA - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	5,875	400,512
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	5,775	489,359
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	76,768	882,789
Bank of Ireland Group PLC	34,227	672,454
TOTAL FINANCIALS		1,555,243
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	5,499	507,599
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,018	855,820
TOTAL INDUSTRIALS		1,363,419
TOTAL IRELAND		3,408,021
ISRAEL - 1.1%
Financials - 0.6%
Banks - 0.5%
Bank Hapoalim BM	44,946	1,204,710
Bank Leumi Le-Israel BM	53,269	1,347,741
Israel Discount Bank Ltd Class A	43,964	489,491
Mizrahi Tefahot Bank Ltd	5,604	441,058
		3,483,000
Insurance - 0.1%
Phoenix Financial Ltd	8,198	493,089
TOTAL FINANCIALS		3,976,089
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	41,223	1,445,691
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	1,002	830,629
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (Israel) (b)	1,066	525,993
Tower Semiconductor Ltd (b)	4,045	831,848
		1,357,841
Software - 0.0%
Check Point Software Technologies Ltd (b)	3,086	347,082
Nice Ltd (b)	2,219	224,027
		571,109
TOTAL INFORMATION TECHNOLOGY		1,928,950
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	27,817	149,477
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	1,524	243,923
TOTAL ISRAEL		8,574,759
ITALY - 3.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (b)	410,943	323,818
Telecom Italia SpA/Milano savings shares (b)	218,511	201,369
TOTAL COMMUNICATION SERVICES		525,187
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	4,531	1,559,979
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	8,397	504,977
TOTAL CONSUMER DISCRETIONARY		2,064,956
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	7,840	456,603
Davide Campari-Milano NV	22,123	163,577
TOTAL CONSUMER STAPLES		620,180
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Eni SpA	73,508	2,078,543
Financials - 1.6%
Banks - 1.3%
Banca Monte dei Paschi di Siena SpA	70,985	754,136
Banco BPM SpA	40,848	593,752
BPER Banca SPA	56,249	827,453
FinecoBank Banca Fineco SpA	21,983	543,871
Intesa Sanpaolo SpA	500,733	3,402,096
UniCredit SpA	50,393	3,894,492
		10,015,800
Financial Services - 0.1%
Banca Mediolanum SpA	8,041	175,817
Poste Italiane SpA (c)(d)	16,436	435,764
		611,581
Insurance - 0.2%
Generali	30,638	1,372,950
Unipol Assicurazioni SpA	12,902	336,162
		1,709,112
TOTAL FINANCIALS		12,336,493
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	4,134	240,846
Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	14,546	908,336
Electrical Equipment - 0.2%
Prysmian SpA	10,121	1,539,498
Passenger Airlines - 0.1%
Ryanair Holdings PLC	30,175	791,707
TOTAL INDUSTRIALS		3,239,541
Utilities - 0.6%
Electric Utilities - 0.5%
Enel SpA	292,349	3,413,378
Terna - Rete Elettrica Nazionale	50,561	608,244
		4,021,622
Gas Utilities - 0.1%
Italgas SpA	21,713	262,225
Snam SpA	71,960	568,050
		830,275
TOTAL UTILITIES		4,851,897
TOTAL ITALY		25,957,643
JAPAN - 22.5%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.1%
NTT Inc	1,073,625	1,045,777
Entertainment - 0.4%
Capcom Co Ltd	12,488	263,667
Konami Group Corp	3,655	438,868
Nexon Co Ltd	13,314	224,773
Nintendo Co Ltd	39,670	1,940,613
Toho Co Ltd/Tokyo	18,950	174,692
		3,042,613
Interactive Media & Services - 0.0%
LY Corp	98,917	260,174
Wireless Telecommunication Services - 1.0%
KDDI Corp	105,400	1,724,823
SoftBank Corp	1,033,230	1,454,239
SoftBank Group Corp	133,496	4,560,067
		7,739,129
TOTAL COMMUNICATION SERVICES		12,087,693
Consumer Discretionary - 3.3%
Automobile Components - 0.5%
Aisin Corp	17,722	281,025
Bridgestone Corp	41,068	853,436
Denso Corp	62,788	750,195
Sumitomo Electric Industries Ltd	25,644	1,688,254
		3,572,910
Automobiles - 1.2%
Honda Motor Co Ltd	132,814	1,077,711
Isuzu Motors Ltd	19,226	264,906
Nissan Motor Co Ltd (b)	80,064	183,188
Subaru Corp	21,028	313,217
Suzuki Motor Corp	56,472	631,551
Toyota Motor Corp	340,690	6,539,687
Yamaha Motor Co Ltd	32,916	231,201
		9,241,461
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	68,570	387,836
Rakuten Group Inc (b)	54,646	266,061
Ryohin Keikaku Co Ltd	18,200	421,563
		1,075,460
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	38,870	540,798
Zensho Holdings Co Ltd	3,500	192,902
		733,700
Household Durables - 0.8%
Panasonic Holdings Corp	83,809	1,714,381
Sekisui House Ltd	21,434	466,703
Sony Group Corp	221,065	4,429,111
		6,610,195
Leisure Products - 0.1%
Bandai Namco Holdings Inc	21,011	482,314
Shimano Inc	2,624	275,297
		757,611
Specialty Retail - 0.5%
Fast Retailing Co Ltd	6,891	3,243,907
Nitori Holdings Co Ltd	14,375	207,816
Sanrio Co Ltd	32,100	187,066
ZOZO Inc	16,046	107,692
		3,746,481
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	25,096	712,666
TOTAL CONSUMER DISCRETIONARY		26,450,484
Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd (f)	54,686	538,418
Kirin Holdings Co Ltd	27,874	439,547
Suntory Beverage & Food Ltd	5,032	145,014
		1,122,979
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	80,073	777,724
MatsukiyoCocokara & Co	11,800	172,819
Seven & i Holdings Co Ltd	74,877	893,204
Tsuruha Holdings Inc	8,200	108,117
		1,951,864
Food Products - 0.2%
Ajinomoto Co Inc	32,566	1,046,685
Kikkoman Corp	24,410	221,773
		1,268,458
Household Products - 0.0%
Unicharm Corp	40,122	234,384
Personal Care Products - 0.1%
Kao Corp	16,306	607,625
Shiseido Co Ltd	14,369	293,485
		901,110
Tobacco - 0.2%
Japan Tobacco Inc	43,108	1,605,977
TOTAL CONSUMER STAPLES		7,084,772
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	97,314	817,290
Idemitsu Kosan Co Ltd	27,835	238,166
Inpex Corp	31,710	826,685
TOTAL ENERGY		1,882,141
Financials - 3.9%
Banks - 2.4%
Chiba Bank Ltd/The	20,305	280,274
Japan Post Bank Co Ltd	64,267	1,102,840
Mitsubishi UFJ Financial Group Inc	405,221	7,278,921
Mizuho Financial Group Inc	89,499	3,848,700
Resona Holdings Inc	74,677	934,035
Sumitomo Mitsui Financial Group Inc	131,761	4,652,357
Sumitomo Mitsui Trust Group Inc	22,810	762,614
Yokohama Financial Group Inc	37,026	351,473
		19,211,214
Capital Markets - 0.3%
Daiwa Securities Group Inc	47,956	451,403
Japan Exchange Group Inc	35,226	419,603
Nomura Holdings Inc	107,985	864,942
SBI Holdings Inc	20,194	407,475
		2,143,423
Financial Services - 0.2%
Mitsubishi HC Capital Inc	31,678	287,734
ORIX Corp	41,804	1,406,976
Sony Financial Group Inc	218,465	195,999
		1,890,709
Insurance - 1.0%
Daiichi Life Group Inc	126,444	1,157,682
Japan Post Holdings Co Ltd	64,103	743,406
Japan Post Insurance Co Ltd	20,101	195,997
MS&AD Insurance Group Holdings Inc	46,229	1,188,737
Sompo Holdings Inc	31,877	1,186,316
T&D Holdings Inc	16,596	402,088
Tokio Marine Holdings Inc	66,068	3,025,701
		7,899,927
TOTAL FINANCIALS		31,145,273
Health Care - 1.4%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	12,128	2,264,829
Olympus Corp	40,053	393,942
Sysmex Corp	18,140	160,184
Terumo Corp	47,860	608,972
		3,427,927
Health Care Technology - 0.0%
M3 Inc (f)	15,838	152,559
Pharmaceuticals - 1.0%
Astellas Pharma Inc	65,013	921,348
Chugai Pharmaceutical Co Ltd	24,122	1,286,412
Daiichi Sankyo Co Ltd	64,646	1,050,115
Eisai Co Ltd	9,421	281,994
Kyowa Kirin Co Ltd	8,547	128,768
Otsuka Holdings Co Ltd	15,654	1,140,898
Shionogi & Co Ltd	27,223	549,985
Takeda Pharmaceutical Co Ltd	57,178	1,911,620
		7,271,140
TOTAL HEALTH CARE		10,851,626
Industrials - 6.0%
Building Products - 0.2%
AGC Inc	6,994	250,832
Daikin Industries Ltd	9,517	1,344,707
		1,595,539
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	14,110	267,259
Secom Co Ltd	14,198	516,946
TOPPAN Holdings Inc	8,438	250,807
		1,035,012
Construction & Engineering - 0.3%
Kajima Corp	15,154	592,280
Obayashi Corp	22,893	538,230
Shimizu Corp	18,000	347,762
Taisei Corp	5,216	565,627
		2,043,899
Electrical Equipment - 0.7%
Fuji Electric Co Ltd	5,111	429,553
Fujikura Ltd	54,200	2,091,199
Mitsubishi Electric Corp	68,356	2,743,194
NIDEC CORP	29,998	462,082
		5,726,028
Ground Transportation - 0.3%
Central Japan Railway Co	27,800	666,935
East Japan Railway Co	34,606	755,412
Hankyu Hanshin Holdings Inc	8,575	248,582
Seibu Holdings Inc	7,600	178,846
Tokyu Corp	17,917	190,539
West Japan Railway Co	14,740	266,817
		2,307,131
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	590	143,273
Hitachi Ltd	164,725	5,237,983
Sekisui Chemical Co Ltd	13,098	200,712
		5,581,968
Machinery - 1.4%
Daifuku Co Ltd	11,610	507,608
Ebara Corp	16,600	567,851
FANUC Corp	33,505	1,480,021
IHI Corp	37,000	675,826
Kawasaki Heavy Industries Ltd	27,200	559,189
Komatsu Ltd	34,168	1,463,005
Kubota Corp	34,743	567,160
Makita Corp	8,073	299,775
MINEBEA MITSUMI Inc	13,011	260,130
Mitsubishi Heavy Industries Ltd	115,220	3,438,845
SMC Corp	2,096	1,030,691
Toyota Industries Corp (b)	1,200	156,327
		11,006,428
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	12,600	205,422
Mitsui OSK Lines Ltd	12,400	468,400
Nippon Yusen KK	14,765	530,635
		1,204,457
Passenger Airlines - 0.0%
ANA Holdings Inc	5,763	95,771
Japan Airlines Co Ltd	5,137	80,784
		176,555
Professional Services - 0.3%
Recruit Holdings Co Ltd	50,573	2,342,792
Trading Companies & Distributors - 1.8%
ITOCHU Corp	213,650	2,647,788
Marubeni Corp	50,772	1,976,102
Mitsubishi Corp	115,805	3,708,846
Mitsui & Co Ltd	88,758	3,332,502
MonotaRO Co Ltd	9,022	107,278
Sumitomo Corp	39,175	1,456,613
Toyota Tsusho Corp	24,771	972,406
		14,201,535
TOTAL INDUSTRIALS		47,221,344
Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 1.1%
Ibiden Co Ltd	8,600	735,559
Keyence Corp	7,005	3,212,956
Kyocera Corp	46,152	801,937
Murata Manufacturing Co Ltd	59,983	1,989,291
Shimadzu Corp	8,474	196,982
TDK Corp	69,855	1,277,257
Yokogawa Electric Corp	8,179	284,774
		8,498,756
IT Services - 0.4%
Fujitsu Ltd	63,280	1,270,115
NEC Corp	46,575	1,238,896
Nomura Research Institute Ltd	13,539	365,414
Obic Co Ltd	11,680	310,375
Otsuka Corp	8,150	151,183
TIS Inc	7,672	167,211
		3,503,194
Semiconductors & Semiconductor Equipment - 2.0%
Advantest Corp	27,532	5,140,736
Disco Corp	3,344	1,591,017
Kioxia Holdings Corp (b)	6,800	1,645,319
Lasertec Corp	2,925	808,407
Renesas Electronics Corp	63,903	1,292,288
SCREEN Holdings Co Ltd	5,800	384,546
Tokyo Electron Ltd	16,050	4,729,659
		15,591,972
Software - 0.0%
Oracle Corp Japan	1,364	75,899
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	31,171	801,923
FUJIFILM Holdings Corp	40,200	739,826
		1,541,749
TOTAL INFORMATION TECHNOLOGY		29,211,570
Materials - 0.9%
Chemicals - 0.6%
Asahi Kasei Corp	46,693	459,452
Mitsubishi Chemical Group Corp	44,047	258,223
Nippon Paint Holdings Co Ltd	34,105	215,101
Nippon Sanso Holdings Corp	6,250	220,347
Nitto Denko Corp	24,415	464,380
Shin-Etsu Chemical Co Ltd	60,670	2,793,380
Toray Industries Inc	49,902	358,284
		4,769,167
Metals & Mining - 0.3%
JFE Holdings Inc	20,620	226,456
JX Advanced Metals Corp	20,000	620,487
Nippon Steel Corp (f)	173,810	639,882
Sumitomo Metal Mining Co Ltd	8,886	546,337
		2,033,162
TOTAL MATERIALS		6,802,329
Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	280	235,136
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	10,545	237,189
Daiwa House Industry Co Ltd	20,150	614,796
Hulic Co Ltd	16,500	186,094
Mitsubishi Estate Co Ltd	38,184	1,088,177
Mitsui Fudosan Co Ltd	95,023	1,040,695
Sumitomo Realty & Development Co Ltd	21,844	677,156
		3,844,107
TOTAL REAL ESTATE		4,079,243
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	24,495	421,287
Kansai Electric Power Co Inc/The	34,080	545,967
		967,254
Gas Utilities - 0.1%
Osaka Gas Co Ltd	12,836	461,241
Tokyo Gas Co Ltd	11,315	480,547
		941,788
TOTAL UTILITIES		1,909,042
TOTAL JAPAN		178,725,517
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	7,013	170,684
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)	7,740	117,638
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,257	294,877
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	15,322	885,467
TOTAL LUXEMBOURG		1,297,982
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	70,635	301,355
Sands China Ltd	87,262	183,089

TOTAL MACAU		484,444
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	7,950	349,961
NETHERLANDS - 4.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	137,522	735,405
Entertainment - 0.1%
Universal Music Group NV	39,561	829,500
TOTAL COMMUNICATION SERVICES		1,564,905
Consumer Staples - 0.4%
Beverages - 0.1%
Heineken Holding NV Class A	4,658	330,198
Heineken NV	10,351	803,499
		1,133,697
Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	32,034	1,504,620
Food Products - 0.0%
Magnum Ice Cream Co NV/The	17,605	257,037
TOTAL CONSUMER STAPLES		2,895,354
Financials - 0.9%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (d)	20,959	727,871
ABN AMRO Bank NV rights (b)(e)	20,959	17,218
ING Groep NV	104,974	3,038,095
		3,783,184
Capital Markets - 0.0%
Euronext NV (c)	2,795	468,762
Financial Services - 0.2%
Adyen NV (b)(c)(d)	907	1,023,510
EXOR NV	3,357	263,188
		1,286,698
Insurance - 0.2%
ASR Nederland NV	5,639	427,271
NN Group NV	9,454	824,410
		1,251,681
TOTAL FINANCIALS		6,790,325
Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	2,224	1,744,123
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	27,695	730,533
TOTAL HEALTH CARE		2,474,656
Industrials - 0.0%
Professional Services - 0.0%
Randstad NV (f)	3,832	113,065
Wolters Kluwer NV	8,354	651,992
TOTAL INDUSTRIALS		765,057
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 2.9%
ASM International NV	1,684	1,641,620
ASML Holding NV	13,952	20,168,262
BE Semiconductor Industries NV	2,625	761,581
		22,571,463
Software - 0.1%
Nebius Group NV Class A (b)(f)	7,673	1,060,639
TOTAL INFORMATION TECHNOLOGY		23,632,102
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	6,149	359,973
TOTAL NETHERLANDS		38,482,372
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	34,116	251,316
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Fisher & Paykel Healthcare Corp Ltd	21,110	454,926
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	61,363	301,457
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	6,109	358,771
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	31,705	178,196
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	47,566	159,691
TOTAL UTILITIES		337,887
TOTAL NEW ZEALAND		1,704,357
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (c)(d)	32,840	158,460
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	22,127	364,218
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	17,058	378,179
Orkla ASA	25,198	310,600
Salmar ASA	2,434	146,859
TOTAL CONSUMER STAPLES		835,638
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	11,357	442,036
Equinor ASA	27,566	1,121,861
TOTAL ENERGY		1,563,897
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	31,867	965,156
Insurance - 0.0%
Gjensidige Forsikring ASA	7,197	201,662
TOTAL FINANCIALS		1,166,818
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	15,809	528,974
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	49,767	549,254
TOTAL NORWAY		5,008,799
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	8,988	160,552
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	10,173	244,282
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	14,990	351,157
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	265,853	283,625
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	112,695	614,104
TOTAL PORTUGAL		1,493,168
SINGAPORE - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	267,062	967,245
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	14,230	1,207,842
Financials - 0.9%
Banks - 0.9%
DBS Group Holdings Ltd	76,497	3,527,329
Oversea-Chinese Banking Corp Ltd	121,728	2,100,126
United Overseas Bank Ltd	44,966	1,280,589
		6,908,044
Capital Markets - 0.0%
Singapore Exchange Ltd	30,789	526,453
TOTAL FINANCIALS		7,434,497
Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	56,093	475,359
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	85,523	326,698
Industrial Conglomerates - 0.1%
Keppel Ltd	52,416	448,651
Passenger Airlines - 0.0%
Singapore Airlines Ltd	56,762	281,126
TOTAL INDUSTRIALS		1,531,834
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
STMicroelectronics NV	24,335	1,314,224
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	218,699	407,331
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	144,591	284,189
Office REITs - 0.0%
Keppel REIT (e)	5,824	4,100
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	84,053	184,338
TOTAL REAL ESTATE		879,958
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	32,100	168,459
TOTAL SINGAPORE		13,504,059
SOUTH AFRICA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglo American PLC	40,225	1,990,533
SPAIN - 3.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	17,148	577,246
Telefonica SA (f)	132,287	596,948
TOTAL COMMUNICATION SERVICES		1,174,194
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	16,180	933,624
Specialty Retail - 0.3%
Industria de Diseno Textil SA	39,188	2,326,326
TOTAL CONSUMER DISCRETIONARY		3,259,950
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	40,527	1,088,603
Financials - 1.9%
Banks - 1.8%
Banco Bilbao Vizcaya Argentaria SA	205,160	4,530,427
Banco de Sabadell SA	180,231	697,620
Banco Santander SA	527,872	6,430,794
Bankinter SA	24,130	401,154
CaixaBank SA	138,773	1,766,352
		13,826,347
Insurance - 0.1%
Mapfre SA	32,820	160,471
TOTAL FINANCIALS		13,986,818
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (f)	10,659	112,089
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	6,370	916,576
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	26,897	733,633
TOTAL INDUSTRIALS		1,650,209
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	2,855	163,551
Utilities - 0.9%
Electric Utilities - 0.9%
Acciona SA	886	257,260
Endesa SA	11,377	509,936
Iberdrola SA	231,042	5,416,602
Redeia Corp SA	14,481	253,235
		6,437,033
Gas Utilities - 0.0%
Naturgy Energy Group SA	11,387	357,897
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	11,305	188,142
TOTAL UTILITIES		6,983,072
TOTAL SPAIN		28,418,486
SWEDEN - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	84,735	442,914
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	19,669	403,595
TOTAL COMMUNICATION SERVICES		846,509
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)	4,776	336,592
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	17,745	318,482
TOTAL CONSUMER DISCRETIONARY		655,074
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	21,678	574,073
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	54,415	1,067,643
Svenska Handelsbanken AB A Shares	52,417	744,842
Swedbank AB A1 Shares	30,517	1,069,925
		2,882,410
Capital Markets - 0.0%
EQT AB	17,751	570,247
Financial Services - 0.4%
Industrivarden AB A Shares	4,022	212,061
Industrivarden AB C Shares	5,481	286,198
Investor AB B Shares	65,480	2,638,278
L E Lundbergforetagen AB B Shares	2,730	157,305
		3,293,842
TOTAL FINANCIALS		6,746,499
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	7,067	327,450
Industrials - 1.6%
Aerospace & Defense - 0.1%
Saab AB B Shares	11,514	698,937
Building Products - 0.2%
Assa Abloy AB B Shares	36,038	1,371,612
Nibe Industrier AB B Shares	54,477	243,805
		1,615,417
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	17,670	294,923
Construction & Engineering - 0.0%
Skanska AB B Shares	12,233	327,927
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	5,329	121,093
Lifco AB B Shares	8,376	260,368
		381,461
Machinery - 1.2%
Alfa Laval AB	10,400	617,281
Atlas Copco AB A Shares	96,518	1,821,065
Atlas Copco AB B Shares	56,151	941,754
Epiroc AB A Shares	23,575	680,596
Epiroc AB B Shares	14,155	349,860
Indutrade AB	9,823	209,807
Sandvik AB	38,335	1,590,657
SKF AB B Shares	12,265	305,006
Trelleborg AB B Shares	7,292	296,016
Volvo AB B Shares	57,124	1,991,158
		8,803,200
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	9,346	337,490
Beijer Ref AB B Shares	14,702	205,734
		543,224
TOTAL INDUSTRIALS		12,665,089
Information Technology - 0.3%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson B Shares	100,604	1,200,105
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	74,634	802,218
TOTAL INFORMATION TECHNOLOGY		2,002,323
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	10,218	531,333
Paper & Forest Products - 0.0%
Holmen AB B Shares	2,537	87,270
Svenska Cellulosa AB SCA B Shares	21,869	248,707
		335,977
TOTAL MATERIALS		867,310
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	25,777	153,387
Sagax AB B Shares	7,892	156,767
TOTAL REAL ESTATE		310,154
TOTAL SWEDEN		24,994,481
SWITZERLAND - 4.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	931	788,195
Consumer Discretionary - 0.5%
Specialty Retail - 0.0%
Avolta AG	3,162	174,014
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	19,324	3,708,612
Swatch Group AG/The bearer shares	1,040	241,414
		3,950,026
TOTAL CONSUMER DISCRETIONARY		4,124,040
Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG	128	191,504
Chocoladefabriken Lindt & Spruengli AG	32	392,142
Chocoladefabriken Lindt & Spruengli AG participation certificates	4	516,542
TOTAL CONSUMER STAPLES		1,100,188
Financials - 1.6%
Banks - 0.0%
Banque Cantonale Vaudoise	1,082	170,605
Capital Markets - 0.9%
Julius Baer Group Ltd	7,405	608,668
Partners Group Holding AG	816	885,606
UBS Group AG	114,106	5,038,276
		6,532,550
Insurance - 0.7%
Helvetia Baloise Holding AG (b)	2,859	783,037
Swiss Life Holding AG	1,026	1,203,861
Zurich Insurance Group AG	5,261	3,668,076
		5,654,974
TOTAL FINANCIALS		12,358,129
Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,822	399,214
Straumann Holding AG	4,012	435,418
		834,632
Life Sciences Tools & Services - 0.2%
Lonza Group AG	2,524	1,551,809
Pharmaceuticals - 0.3%
Galderma Group AG	6,628	1,390,512
Sandoz Group AG	15,027	1,202,775
		2,593,287
TOTAL HEALTH CARE		4,979,728
Industrials - 1.2%
Building Products - 0.1%
Belimo Holding AG	354	323,033
Geberit AG	1,220	823,170
		1,146,203
Electrical Equipment - 0.7%
ABB Ltd	56,334	5,697,607
Machinery - 0.2%
Schindler Holding AG	851	285,355
Schindler Holding AG participation certificate	1,456	509,465
VAT Group AG (c)(d)	971	724,506
		1,519,326
Marine Transportation - 0.1%
Kuehne + Nagel International AG	1,736	405,922
Professional Services - 0.1%
SGS SA	5,946	644,102
TOTAL INDUSTRIALS		9,413,160
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	5,491	539,297
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	6,206	463,519
EMS-Chemie Holding AG	252	214,475
Givaudan SA	332	1,183,362
Sika AG	5,480	1,010,875
TOTAL MATERIALS		2,872,231
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	2,881	498,879
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	759	151,732
TOTAL SWITZERLAND		36,825,579
UNITED KINGDOM - 10.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	214,924	633,317
Interactive Media & Services - 0.0%
Autotrader Group PLC (c)(d)	30,249	203,483
Media - 0.1%
Informa PLC	46,284	499,187
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	673,714	1,071,978
TOTAL COMMUNICATION SERVICES		2,407,965
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Next PLC	4,182	736,655
Diversified Consumer Services - 0.0%
Pearson PLC	20,558	303,374
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	61,126	1,726,810
Entain PLC	21,844	161,581
Whitbread PLC	6,074	184,644
		2,073,035
Household Durables - 0.0%
Barratt Redrow PLC	48,654	165,704
Specialty Retail - 0.0%
JD Sports Fashion PLC	88,916	81,428
Kingfisher PLC	61,601	242,234
		323,662
TOTAL CONSUMER DISCRETIONARY		3,602,430
Consumer Staples - 2.1%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	7,469	706,343
Diageo PLC	80,027	1,618,097
		2,324,440
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	61,799	276,498
Marks & Spencer Group PLC	73,972	332,270
Tesco PLC	229,575	1,505,896
		2,114,664
Food Products - 0.0%
Associated British Foods PLC	11,574	288,210
Household Products - 0.2%
Reckitt Benckiser Group PLC	23,191	1,475,612
Personal Care Products - 0.6%
Unilever PLC	78,387	4,571,149
Tobacco - 0.7%
British American Tobacco PLC	78,299	4,611,406
Imperial Brands PLC	27,081	1,028,880
		5,640,286
TOTAL CONSUMER STAPLES		16,414,361
Financials - 3.5%
Banks - 2.7%
Barclays PLC	497,538	2,924,489
HSBC Holdings PLC	617,374	11,359,575
Lloyds Banking Group PLC	2,116,654	2,877,174
NatWest Group PLC	287,469	2,292,817
Standard Chartered PLC	68,998	1,757,022
		21,211,077
Capital Markets - 0.5%
3i Group PLC	35,706	1,241,775
London Stock Exchange Group PLC	16,475	2,140,953
Schroders PLC	26,051	205,603
		3,588,331
Financial Services - 0.0%
M&G PLC	82,350	339,198
Wise PLC Class A (b)	23,949	342,503
		681,701
Insurance - 0.3%
Admiral Group PLC	9,358	430,151
Aviva PLC	109,931	932,835
Legal & General Group PLC	204,828	701,537
Standard Life PLC	25,359	260,875
		2,325,398
TOTAL FINANCIALS		27,806,507
Health Care - 1.9%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	29,024	449,112
Pharmaceuticals - 1.8%
Astrazeneca PLC	55,748	10,580,826
GSK PLC	146,494	3,840,703
		14,421,529
TOTAL HEALTH CARE		14,870,641
Industrials - 1.7%
Aerospace & Defense - 1.1%
BAE Systems PLC	107,860	2,999,971
Melrose Industries PLC	45,176	295,994
Rolls-Royce Holdings PLC	301,883	4,857,768
		8,153,733
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	90,795	612,118
Verisure PLC (b)	9,291	114,823
		726,941
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	96,556	806,261
Smiths Group PLC	11,409	394,951
		1,201,212
Machinery - 0.0%
Spirax Group PLC	2,647	258,185
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	42,502	215,142
Professional Services - 0.3%
Intertek Group PLC	5,531	356,521
RELX PLC	65,446	2,386,577
		2,743,098
Trading Companies & Distributors - 0.0%
Bunzl PLC	11,646	383,923
TOTAL INDUSTRIALS		13,682,234
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	13,650	818,567
Software - 0.0%
Sage Group PLC/The	34,307	409,167
TOTAL INFORMATION TECHNOLOGY		1,227,734
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	25,417	204,512
Industrial REITs - 0.0%
Segro PLC	46,206	436,979
TOTAL REAL ESTATE		641,491
Utilities - 0.8%
Electric Utilities - 0.2%
SSE PLC	43,390	1,553,552
Multi-Utilities - 0.5%
Centrica PLC	165,417	483,496
National Grid PLC	178,574	3,196,579
		3,680,075
Water Utilities - 0.1%
Severn Trent PLC	9,717	432,241
United Utilities Group PLC	24,436	484,471
		916,712
TOTAL UTILITIES		6,150,339
TOTAL UNITED KINGDOM		86,803,702
UNITED STATES - 8.8%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	5,629	2,513,630
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Stellantis NV (Italy) (b)	72,467	528,081
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	5,181	741,401
TOTAL CONSUMER DISCRETIONARY		1,269,482
Consumer Staples - 1.2%
Food Products - 1.2%
Nestle SA	92,611	9,375,905
Energy - 1.8%
Energy Equipment & Services - 0.1%
Tenaris SA	13,499	430,907
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	565,871	4,479,341
Shell PLC	204,858	9,314,239
		13,793,580
TOTAL ENERGY		14,224,487
Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	45,236	374,853
Swiss Re AG	10,738	1,730,916
TOTAL FINANCIALS		2,105,769
Health Care - 3.5%
Health Care Equipment & Supplies - 0.2%
Alcon AG	17,961	1,338,311
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	7,433	253,293
Pharmaceuticals - 3.3%
Haleon PLC	320,149	1,478,407
Novartis AG	68,338	10,099,650
Roche Holding AG	25,253	10,290,594
Roche Holding AG bearer shares	1,151	481,112
Sanofi SA	39,450	3,691,592
		26,041,355
TOTAL HEALTH CARE		27,632,959
Industrials - 1.3%
Construction & Engineering - 0.2%
Ferrovial SE	18,425	1,263,736
Electrical Equipment - 0.8%
Schneider Electric SE	19,707	6,270,941
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	105	246,374
AP Moller - Maersk A/S Series B	142	336,425
		582,799
Professional Services - 0.2%
Experian PLC	32,973	1,206,451
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	14,963	1,124,736
TOTAL INDUSTRIALS		10,448,663
Information Technology - 0.0%
Software - 0.0%
Monday.com Ltd (b)	1,562	102,889
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	2,772	151,346
Holcim AG	18,341	1,704,364
TOTAL MATERIALS		1,855,710
TOTAL UNITED STATES		69,529,494
TOTAL COMMON STOCKS (Cost $524,549,704)		770,896,503

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG non-voting shares	1,989	181,265
Dr Ing hc F Porsche AG (d)	4,092	198,711
Porsche Automobil Holding SE	5,489	199,724
Volkswagen AG non-voting shares	7,409	751,334
TOTAL CONSUMER DISCRETIONARY		1,331,034
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA non-voting shares	5,775	420,903
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	942	240,132
TOTAL GERMANY		1,992,069
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,544,645)		1,992,069

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $341,554)	3.64	342,000	341,557

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	13,256,090	13,258,741
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	3,131,657	3,131,970
TOTAL MONEY MARKET FUNDS (Cost $16,390,711)			16,390,711

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $543,826,614)	789,620,840
NET OTHER ASSETS (LIABILITIES) - 0.5%	4,108,844
NET ASSETS - 100.0%	793,729,684

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	136	6/2026	20,713,480	1,412,750

The notional amount of long futures as a percentage of Net Assets is 2.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,606,238 or 1.0% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,727,466 or 1.0% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $341,557.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,073,596	95,382,091	96,196,288	226,088	(658)	-	13,258,741	13,256,090	0.0%
Fidelity Securities Lending Cash Central Fund	2,122,502	26,419,778	25,410,015	16,852	(295)	-	3,131,970	3,131,657	0.0%
Total	16,196,098	121,801,869	121,606,303	242,940	(953)	-	16,390,711

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	31,702,523	6,948,795	24,753,728	-
Consumer Discretionary	62,349,741	16,464,563	45,885,178	-
Consumer Staples	52,658,643	14,846,556	37,812,087	-
Energy	31,193,901	8,492,186	22,701,715	-
Financials	192,412,600	53,640,102	138,772,498	-
Health Care	80,495,429	31,553,828	48,941,601	-
Industrials	153,453,411	39,532,469	113,920,942	-
Information Technology	73,900,789	11,653,912	62,246,877	-
Materials	47,038,318	7,321,682	39,716,636	-
Real Estate	14,169,237	2,793,758	11,375,479	-
Utilities	31,521,911	10,480,672	21,041,239	-

Non-Convertible Preferred Stocks
Consumer Discretionary	1,331,034	181,265	1,149,769	-
Consumer Staples	420,903	420,903	-	-
Health Care	240,132	240,132	-	-

U.S. Treasury Obligations	341,557	-	341,557	-

Money Market Funds	16,390,711	16,390,711	-	-
Total Investments in Securities:	789,620,840	220,961,534	568,659,306	-
Derivative Instruments:

Assets
Futures Contracts	1,412,750	1,412,750	-	-
Total Assets	1,412,750	1,412,750	-	-
Total Derivative Instruments:	1,412,750	1,412,750	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,412,750	-
Total Equity Risk	1,412,750	-
Total Value of Derivatives	1,412,750	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,102,747) - See accompanying schedule:
Unaffiliated issuers (cost $527,435,903)	$773,230,129
Fidelity Central Funds (cost $16,390,711)	16,390,711

Total Investment in Securities (cost $543,826,614)		$789,620,840
Segregated cash with brokers for derivative instruments		380,291
Cash		57
Foreign currency held at value (cost $1,081,833)		1,090,111
Receivable for investments sold		73,991
Receivable for fund shares sold		7,804,546
Dividends receivable		2,669,968
Reclaims receivable		2,730,431
Distributions receivable from Fidelity Central Funds		50,560
Receivable for variation margin on futures contracts		474,613
Receivable from investment adviser for expense reductions		28,483
Other receivables		57
Total assets		804,923,948
Liabilities
Payable for investments purchased on a delayed delivery basis	$45,977
Payable for fund shares redeemed	7,991,177
Other payables and accrued expenses	24,845
Collateral on securities loaned	3,132,265
Total liabilities		11,194,264
Net Assets		$793,729,684
Net Assets consist of:
Paid in capital		$572,440,109
Total accumulated earnings (loss)		221,289,575
Net Assets		$793,729,684
Net Asset Value, offering price and redemption price per share ($793,729,684 ÷ 49,191,356 shares)		$16.14
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$11,123,396
Interest		9,055
Income from Fidelity Central Funds (including $16,852 from security lending)		242,940
Security lending		62
Income before foreign taxes withheld		$11,375,453
Less foreign taxes withheld		(798,179)
Total income		10,577,274
Expenses
Custodian fees and expenses	$75,996
Independent trustees' fees and expenses	1,110
Total expenses before reductions	77,106
Expense reductions	(32,640)
Total expenses after reductions		44,466
Net Investment income (loss)		10,532,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	448,623
Fidelity Central Funds	(953)
Foreign currency transactions	39,964
Futures contracts	(823,056)
Total net realized gain (loss)		(335,422)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	61,500,603
Assets and liabilities in foreign currencies	150,952
Futures contracts	1,251,606
Total change in net unrealized appreciation (depreciation)		62,903,161
Net gain (loss)		62,567,739
Net increase (decrease) in net assets resulting from operations		$73,100,547
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,532,808	$18,782,312
Net realized gain (loss)	(335,422)	(4,960,741)
Change in net unrealized appreciation (depreciation)	62,903,161	117,362,997
Net increase (decrease) in net assets resulting from operations	73,100,547	131,184,568
Distributions to shareholders	(23,598,017)	(14,402,624)

Share transactions
Proceeds from sales of shares	100,781,581	156,656,470
Reinvestment of distributions	23,598,017	14,402,624
Cost of shares redeemed	(72,834,929)	(106,011,936)

Net increase (decrease) in net assets resulting from share transactions	51,544,669	65,047,158
Total increase (decrease) in net assets	101,047,199	181,829,102

Net Assets
Beginning of period	692,682,485	510,853,383
End of period	$793,729,684	$692,682,485

Other Information
Shares
Sold	6,465,060	11,917,486
Issued in reinvestment of distributions	1,584,823	1,180,543
Redeemed	(4,702,856)	(7,872,753)
Net increase (decrease)	3,347,027	5,225,276

Financial Highlights
Fidelity® Series International Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.11	$12.58	$10.59	$9.42	$12.55	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.22	.42	.37	.34	.34	.33
Net realized and unrealized gain (loss)	1.33	2.46	1.96	1.10	(3.17)	2.90
Total from investment operations	1.55	2.88	2.33	1.44	(2.83)	3.23
Distributions from net investment income	(.52)	(.35)	(.34)	(.27)	(.30)	(.22)
Total distributions	(.52)	(.35)	(.34)	(.27)	(.30)	(.22)
Net asset value, end of period	$16.14	$15.11	$12.58	$10.59	$9.42	$12.55
Total Return C,D	10.57%	23.59%	22.34%	15.30%	(23.05)%	34.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.02% G	.02%	.03%	.05%	.05%	.06%
Expenses net of fee waivers, if any	.01 % G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.88% G	3.11%	3.01%	3.13%	3.14%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$793,730	$692,682	$510,853	$326,523	$283,412	$273,653
Portfolio turnover rate H	6 % G	8%	3%	18%	5%	6% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$269,909,928
Gross unrealized depreciation	(32,952,025)
Net unrealized appreciation (depreciation)	$236,957,903
Tax cost	$554,075,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,282,468)
Long-term	(18,082,869)
Total capital loss carryforward	$(22,365,337)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	56,075,702	22,669,001
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series International Index Fund	1,773	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series International Index Fund	114,284
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $28,483.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,157.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891250.107
IIF-SANN-0626
Fidelity® SAI Japan Stock Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Japan Stock Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
JAPAN - 99.0%
Communication Services - 6.7%
Diversified Telecommunication Services - 0.6%
NTT Inc	3,767,700	3,669,971
Entertainment - 1.7%
Capcom Co Ltd	44,400	937,444
Konami Group Corp	12,800	1,536,938
Nexon Co Ltd	47,300	798,542
Nintendo Co Ltd	140,200	6,858,430
Toho Co Ltd/Tokyo	69,000	636,084
		10,767,438
Interactive Media & Services - 0.1%
LY Corp	348,200	915,845
Wireless Telecommunication Services - 4.3%
KDDI Corp	372,100	6,089,245
SoftBank Corp	3,641,200	5,124,877
SoftBank Group Corp	471,600	16,109,303
		27,323,425
TOTAL COMMUNICATION SERVICES		42,676,679
Consumer Discretionary - 14.6%
Automobile Components - 2.0%
Aisin Corp	63,400	1,005,360
Bridgestone Corp	147,400	3,063,128
Denso Corp	223,500	2,670,390
Sumitomo Electric Industries Ltd	90,700	5,971,167
		12,710,045
Automobiles - 5.1%
Honda Motor Co Ltd	473,400	3,841,377
Isuzu Motors Ltd	66,300	913,516
Nissan Motor Co Ltd (c)	272,500	623,485
Subaru Corp	74,100	1,103,735
Suzuki Motor Corp	198,200	2,216,557
Toyota Motor Corp	1,203,800	23,107,444
Yamaha Motor Co Ltd	115,000	807,757
		32,613,871
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	243,300	1,376,118
Rakuten Group Inc (c)	193,200	940,655
Ryohin Keikaku Co Ltd	64,400	1,491,685
		3,808,458
Hotels, Restaurants & Leisure - 0.4%
Oriental Land Co Ltd/Japan	137,500	1,913,035
Zensho Holdings Co Ltd	12,300	677,915
		2,590,950
Household Durables - 3.7%
Panasonic Holdings Corp	295,800	6,050,829
Sekisui House Ltd	75,500	1,643,936
Sony Group Corp	780,600	15,639,580
		23,334,345
Leisure Products - 0.4%
Bandai Namco Holdings Inc	74,200	1,703,283
Shimano Inc	9,200	965,217
		2,668,500
Specialty Retail - 2.1%
Fast Retailing Co Ltd	24,200	11,392,037
Nitori Holdings Co Ltd	50,900	735,850
Sanrio Co Ltd	114,100	664,931
ZOZO Inc	56,800	381,211
		13,174,029
Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp	88,540	2,514,326
TOTAL CONSUMER DISCRETIONARY		93,414,524
Consumer Staples - 3.9%
Beverages - 0.6%
Asahi Group Holdings Ltd	192,300	1,893,315
Kirin Holdings Co Ltd	98,100	1,546,944
Suntory Beverage & Food Ltd	17,100	492,794
		3,933,053
Consumer Staples Distribution & Retail - 1.1%
Aeon Co Ltd	283,100	2,749,662
MatsukiyoCocokara & Co	41,900	613,655
Seven & i Holdings Co Ltd	265,300	3,164,749
Tsuruha Holdings Inc	29,100	383,683
		6,911,749
Food Products - 0.7%
Ajinomoto Co Inc	115,000	3,696,148
Kikkoman Corp	86,500	785,881
		4,482,029
Household Products - 0.1%
Unicharm Corp	140,900	823,108
Personal Care Products - 0.5%
Kao Corp	57,000	2,124,040
Shiseido Co Ltd	50,600	1,033,501
		3,157,541
Tobacco - 0.9%
Japan Tobacco Inc	152,700	5,688,798
TOTAL CONSUMER STAPLES		24,996,278
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
ENEOS Holdings Inc	349,300	2,933,591
Idemitsu Kosan Co Ltd	101,300	866,756
Inpex Corp	113,000	2,945,930
TOTAL ENERGY		6,746,277
Financials - 17.2%
Banks - 10.6%
Chiba Bank Ltd/The	69,300	956,562
Japan Post Bank Co Ltd	226,171	3,881,159
Mitsubishi UFJ Financial Group Inc	1,432,900	25,738,954
Mizuho Financial Group Inc	316,400	13,606,059
Resona Holdings Inc	262,400	3,282,013
Sumitomo Mitsui Financial Group Inc	465,400	16,432,834
Sumitomo Mitsui Trust Group Inc	81,200	2,714,787
Yokohama Financial Group Inc	128,600	1,220,749
		67,833,117
Capital Markets - 1.2%
Daiwa Securities Group Inc	167,600	1,577,596
Japan Exchange Group Inc	124,300	1,480,628
Nomura Holdings Inc	379,100	3,036,528
SBI Holdings Inc	70,800	1,428,604
		7,523,356
Financial Services - 1.0%
Mitsubishi HC Capital Inc	109,400	993,692
ORIX Corp	147,500	4,964,333
Sony Financial Group Inc	769,000	689,921
		6,647,946
Insurance - 4.4%
Daiichi Life Group Inc	449,200	4,112,735
Japan Post Holdings Co Ltd	233,400	2,706,754
Japan Post Insurance Co Ltd	71,400	696,194
MS&AD Insurance Group Holdings Inc	162,700	4,183,682
Sompo Holdings Inc	112,300	4,179,291
T&D Holdings Inc	57,900	1,402,802
Tokio Marine Holdings Inc	233,600	10,698,126
		27,979,584
TOTAL FINANCIALS		109,984,003
Health Care - 6.0%
Health Care Equipment & Supplies - 1.9%
Hoya Corp	43,000	8,029,984
Olympus Corp	140,900	1,385,824
Sysmex Corp	63,200	558,084
Terumo Corp	168,700	2,146,542
		12,120,434
Health Care Technology - 0.1%
M3 Inc	56,000	539,417
Pharmaceuticals - 4.0%
Astellas Pharma Inc	229,800	3,256,667
Chugai Pharmaceutical Co Ltd	85,300	4,548,998
Daiichi Sankyo Co Ltd	228,400	3,710,150
Eisai Co Ltd	33,100	990,764
Kyowa Kirin Co Ltd	29,600	445,950
Otsuka Holdings Co Ltd	55,100	4,015,811
Shionogi & Co Ltd	95,600	1,931,402
Takeda Pharmaceutical Co Ltd	203,100	6,790,201
		25,689,943
TOTAL HEALTH CARE		38,349,794
Industrials - 26.1%
Building Products - 0.9%
AGC Inc	25,600	918,116
Daikin Industries Ltd	33,400	4,719,260
		5,637,376
Commercial Services & Supplies - 0.5%
Dai Nippon Printing Co Ltd	48,800	924,327
Secom Co Ltd	49,900	1,816,847
TOPPAN Holdings Inc	29,700	882,790
		3,623,964
Construction & Engineering - 1.1%
Kajima Corp	53,300	2,083,181
Obayashi Corp	80,400	1,890,259
Shimizu Corp	63,300	1,222,962
Taisei Corp	18,600	2,016,999
		7,213,401
Electrical Equipment - 3.2%
Fuji Electric Co Ltd	18,100	1,521,211
Fujikura Ltd	191,400	7,384,786
Mitsubishi Electric Corp	242,100	9,715,713
NIDEC CORP	106,400	1,638,961
		20,260,671
Ground Transportation - 1.3%
Central Japan Railway Co	98,000	2,351,066
East Japan Railway Co	122,500	2,674,044
Hankyu Hanshin Holdings Inc	30,200	875,471
Seibu Holdings Inc	26,800	630,671
Tokyu Corp	63,000	669,974
West Japan Railway Co	51,700	935,852
		8,137,078
Industrial Conglomerates - 3.1%
Hikari Tsushin Inc	2,200	534,239
Hitachi Ltd	581,800	18,500,279
Sekisui Chemical Co Ltd	45,800	701,834
		19,736,352
Machinery - 6.1%
Daifuku Co Ltd	40,800	1,783,844
Ebara Corp	58,500	2,001,163
FANUC Corp	118,600	5,238,930
IHI Corp	130,500	2,383,657
Kawasaki Heavy Industries Ltd	96,000	1,973,608
Komatsu Ltd	121,000	5,180,978
Kubota Corp	123,800	2,020,967
Makita Corp	28,600	1,062,004
MINEBEA MITSUMI Inc	46,300	925,679
Mitsubishi Heavy Industries Ltd	406,800	12,141,311
SMC Corp	7,300	3,589,716
Toyota Industries Corp (c)	4,200	547,142
		38,848,999
Marine Transportation - 0.7%
Kawasaki Kisen Kaisha Ltd (b)	41,600	678,221
Mitsui OSK Lines Ltd	43,900	1,658,286
Nippon Yusen KK	54,200	1,947,878
		4,284,385
Passenger Airlines - 0.0%
ANA Holdings Inc	19,900	330,702
Japan Airlines Co Ltd	17,900	281,493
		612,195
Professional Services - 1.3%
Recruit Holdings Co Ltd	178,700	8,278,271
Trading Companies & Distributors - 7.9%
ITOCHU Corp	754,400	9,349,362
Marubeni Corp	179,100	6,970,769
Mitsubishi Corp	409,200	13,105,303
Mitsui & Co Ltd	313,100	11,755,633
MonotaRO Co Ltd	31,600	375,746
Sumitomo Corp	138,100	5,134,863
Toyota Tsusho Corp	87,300	3,427,032
		50,118,708
TOTAL INDUSTRIALS		166,751,400
Information Technology - 16.2%
Electronic Equipment, Instruments & Components - 4.7%
Ibiden Co Ltd	30,400	2,600,117
Keyence Corp	24,700	11,329,048
Kyocera Corp	165,000	2,867,038
Murata Manufacturing Co Ltd	212,700	7,054,037
Shimadzu Corp	30,000	697,364
TDK Corp	247,800	4,530,875
Yokogawa Electric Corp	28,800	1,002,751
		30,081,230
IT Services - 1.9%
Fujitsu Ltd	223,400	4,483,940
NEC Corp	164,500	4,375,702
Nomura Research Institute Ltd	48,000	1,295,509
Obic Co Ltd	41,500	1,102,786
Otsuka Corp	29,100	539,806
TIS Inc	26,900	586,286
		12,384,029
Semiconductors & Semiconductor Equipment - 8.7%
Advantest Corp	97,300	18,167,718
Disco Corp	11,700	5,566,655
Kioxia Holdings Corp (c)	24,100	5,831,204
Lasertec Corp	10,200	2,819,060
Renesas Electronics Corp	226,000	4,570,318
SCREEN Holdings Co Ltd	20,600	1,365,802
Tokyo Electron Ltd	56,900	16,767,453
		55,088,210
Software - 0.0%
Oracle Corp Japan	5,100	283,789
Technology Hardware, Storage & Peripherals - 0.9%
Canon Inc	111,200	2,860,793
FUJIFILM Holdings Corp	141,900	2,611,477
		5,472,270
TOTAL INFORMATION TECHNOLOGY		103,309,528
Materials - 3.8%
Chemicals - 2.7%
Asahi Kasei Corp	164,000	1,613,736
Mitsubishi Chemical Group Corp	159,200	933,301
Nippon Paint Holdings Co Ltd	119,000	750,536
Nippon Sanso Holdings Corp	21,700	765,044
Nitto Denko Corp	85,400	1,624,331
Shin-Etsu Chemical Co Ltd	214,100	9,857,636
Toray Industries Inc	174,300	1,251,431
		16,796,015
Metals & Mining - 1.1%
JFE Holdings Inc	77,500	851,132
JX Advanced Metals Corp	70,500	2,187,216
Nippon Steel Corp (b)	624,000	2,297,257
Sumitomo Metal Mining Co Ltd	31,300	1,924,415
		7,260,020
TOTAL MATERIALS		24,056,035
Real Estate - 2.3%
Office REITs - 0.1%
Nippon Building Fund Inc	985	827,174
Real Estate Management & Development - 2.2%
Daito Trust Construction Co Ltd	37,200	836,740
Daiwa House Industry Co Ltd	70,600	2,154,074
Hulic Co Ltd	58,100	655,280
Mitsubishi Estate Co Ltd	135,200	3,852,963
Mitsui Fudosan Co Ltd	335,400	3,673,311
Sumitomo Realty & Development Co Ltd	77,300	2,396,270
		13,568,638
TOTAL REAL ESTATE		14,395,812
Utilities - 1.1%
Electric Utilities - 0.6%
Chubu Electric Power Co Inc	87,800	1,510,061
Kansai Electric Power Co Inc/The	122,300	1,959,266
		3,469,327
Gas Utilities - 0.5%
Osaka Gas Co Ltd	45,000	1,617,005
Tokyo Gas Co Ltd	39,600	1,681,807
		3,298,812
TOTAL UTILITIES		6,768,139
TOTAL JAPAN		631,448,469
TOTAL COMMON STOCKS (Cost $392,355,177)		631,448,469

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $203,734)	3.64	204,000	203,736

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	364,028	364,101
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	2,934,707	2,935,000
TOTAL MONEY MARKET FUNDS (Cost $3,299,101)			3,299,101

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $395,858,012)	634,951,306
NET OTHER ASSETS (LIABILITIES) - 0.5%	3,025,734
NET ASSETS - 100.0%	637,977,040

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
OSE TOPIX Contracts (Japan)	27	6/2026	6,457,028	399,182

The notional amount of long futures as a percentage of Net Assets is 1.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $203,736.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	427,784	3,251,381	3,315,049	3,881	(15)	-	364,101	364,028	0.0%
Fidelity Securities Lending Cash Central Fund	459,150	12,705,020	10,228,839	11,103	(331)	-	2,935,000	2,934,707	0.0%
Total	886,934	15,956,401	13,543,888	14,984	(346)	-	3,299,101

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	42,676,679	-	42,676,679	-
Consumer Discretionary	93,414,524	-	93,414,524	-
Consumer Staples	24,996,278	-	24,996,278	-
Energy	6,746,277	-	6,746,277	-
Financials	109,984,003	-	109,984,003	-
Health Care	38,349,794	-	38,349,794	-
Industrials	166,751,400	-	166,751,400	-
Information Technology	103,309,528	-	103,309,528	-
Materials	24,056,035	-	24,056,035	-
Real Estate	14,395,812	-	14,395,812	-
Utilities	6,768,139	-	6,768,139	-

U.S. Treasury Obligations	203,736	-	203,736	-

Money Market Funds	3,299,101	3,299,101	-	-
Total Investments in Securities:	634,951,306	3,299,101	631,652,205	-
Derivative Instruments:

Assets
Futures Contracts	399,182	399,182	-	-
Total Assets	399,182	399,182	-	-
Total Derivative Instruments:	399,182	399,182	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	399,182	-
Total Equity Risk	399,182	-
Total Value of Derivatives	399,182	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,766,877) - See accompanying schedule:
Unaffiliated issuers (cost $392,558,911)	$631,652,205
Fidelity Central Funds (cost $3,299,101)	3,299,101

Total Investment in Securities (cost $395,858,012)		$634,951,306
Segregated cash with brokers for derivative instruments		286,501
Cash		264
Foreign currency held at value (cost $651,167)		662,659
Dividends receivable		5,160,756
Distributions receivable from Fidelity Central Funds		1,908
Prepaid expenses		192
Total assets		641,063,586
Liabilities
Accrued management fee	$52,108
Payable for variation margin on futures contracts	58,638
Other payables and accrued expenses	40,800
Collateral on securities loaned	2,935,000
Total liabilities		3,086,546
Net Assets		$637,977,040
Net Assets consist of:
Paid in capital		$621,817,138
Total accumulated earnings (loss)		16,159,902
Net Assets		$637,977,040
Net Asset Value, offering price and redemption price per share ($637,977,040 ÷ 48,525,479 shares)		$13.15
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$6,596,696
Interest		4,539
Income from Fidelity Central Funds (including $11,103 from security lending)		14,984
Security lending		1,224
Income before foreign taxes withheld		$6,617,443
Less foreign taxes withheld		(659,670)
Total income		5,957,773
Expenses
Management fee	$324,121
Custodian fees and expenses	20,202
Independent trustees' fees and expenses	1,065
Registration fees	19,641
Audit fees	31,896
Legal	357
Interest	21,403
Miscellaneous	987
Total expenses before reductions	419,672
Expense reductions	(66)
Total expenses after reductions		419,606
Net Investment income (loss)		5,538,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	21,057,870
Fidelity Central Funds	(346)
Foreign currency transactions	(378,796)
Futures contracts	1,127,214
Total net realized gain (loss)		21,805,942
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	43,129,249
Assets and liabilities in foreign currencies	353,366
Futures contracts	(732,654)
Total change in net unrealized appreciation (depreciation)		42,749,961
Net gain (loss)		64,555,903
Net increase (decrease) in net assets resulting from operations		$70,094,070
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,538,167	$15,682,964
Net realized gain (loss)	21,805,942	1,518,170
Change in net unrealized appreciation (depreciation)	42,749,961	151,828,122
Net increase (decrease) in net assets resulting from operations	70,094,070	169,029,256
Distributions to shareholders	(33,301,181)	(14,659,486)

Share transactions
Reinvestment of distributions	33,301,181	14,659,486
Cost of shares redeemed	(100,000,000)	(162,000,000)

Net increase (decrease) in net assets resulting from share transactions	(66,698,819)	(147,340,514)
Total increase (decrease) in net assets	(29,905,930)	7,029,256

Net Assets
Beginning of period	667,882,970	660,853,714
End of period	$637,977,040	$667,882,970

Other Information
Shares
Issued in reinvestment of distributions	2,822,134	1,458,655
Redeemed	(7,921,745)	(13,867,288)
Net increase (decrease)	(5,099,611)	(12,408,633)

Financial Highlights
Fidelity® SAI Japan Stock Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.45	$10.01	$8.76	$7.58	$10.18	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.24	.21	.19	.19	.10
Net realized and unrealized gain (loss)	1.21	2.42	1.43	1.18	(2.69)	.08
Total from investment operations	1.32	2.66	1.64	1.37	(2.50)	.18
Distributions from net investment income	(.62)	(.22)	(.39)	(.19)	(.10)	-
Total distributions	(.62)	(.22)	(.39)	(.19)	(.10)	-
Net asset value, end of period	$13.15	$12.45	$10.01	$8.76	$7.58	$10.18
Total Return D,E	11.18%	27.12%	19.13%	18.18%	(24.83)%	1.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.13% H	.12%	.13%	.13%	.11%	.14% H,I
Expenses net of fee waivers, if any	.13 % H	.12%	.13%	.13%	.11%	.14% H,I
Expenses net of all reductions, if any	.13% H	.12%	.13%	.13%	.11%	.14% H,I
Net investment income (loss)	1.71% H	2.25%	2.06%	2.12%	2.12%	2.27% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$637,977	$667,883	$660,854	$729,198	$968,363	$1,720,298
Portfolio turnover rate J	7 % H	8%	47%	5%	8%	0% K,L

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
LAmount represents less than 1%.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI Japan Stock Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$243,058,366
Gross unrealized depreciation	(26,388,717)
Net unrealized appreciation (depreciation)	$216,669,649
Tax cost	$418,680,839

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(84,201,200)
Long-term	(138,395,072)
Total capital loss carryforward	$(222,596,272)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Japan Stock Index Fund	21,590,585	114,887,135
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Japan Stock Index Fund	Borrower	16,497,333	3.89%	21,403

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Japan Stock Index Fund	409
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Japan Stock Index Fund	1,303	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $66.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI Japan Stock Index Fund	24%	76%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Japan Stock Index Fund	100%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901433.104
JSI-SANN-0626
Fidelity® SAI International Small Cap Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Small Cap Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
AUSTRALIA - 10.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Aussie Broadband Ltd	70,531	272,877
Superloop Ltd (c)	138,062	337,178
Tuas Ltd (c)	85,261	366,846
		976,901
Entertainment - 0.0%
EVT Ltd	25,621	224,063
Interactive Media & Services - 0.1%
SEEK Ltd	101,963	1,023,563
Media - 0.0%
Nine Entertainment Co Holdings Ltd	362,562	250,875
TOTAL COMMUNICATION SERVICES		2,475,402
Consumer Discretionary - 0.8%
Automobile Components - 0.1%
Amotiv Ltd	35,873	166,853
ARB Corp Ltd	22,798	308,289
PWR Holdings Ltd (b)	25,522	160,535
		635,677
Broadline Retail - 0.0%
Harvey Norman Holdings Ltd	159,102	520,007
Myer Holdings Ltd	339,068	63,725
		583,732
Distributors - 0.0%
Bapcor Ltd	170,827	69,969
Supply Network Ltd	5,735	132,177
		202,146
Diversified Consumer Services - 0.0%
IDP Education Ltd (b)	78,849	189,470
Hotels, Restaurants & Leisure - 0.2%
Collins Foods Ltd	31,813	189,544
Corporate Travel Management Ltd (c)(g)	34,506	399,221
Domino's Pizza Enterprises Ltd	20,316	243,637
Flight Centre Travel Group Ltd	48,444	360,989
Guzman y Gomez Ltd (b)	14,593	194,900
Tabcorp Holdings Ltd	648,531	533,037
WEB Travel Group Ltd (c)	96,874	187,286
		2,108,614
Household Durables - 0.1%
Breville Group Ltd (b)	28,806	629,833
Specialty Retail - 0.4%
Eagers Automotive Ltd	48,270	842,588
JB Hi-Fi Ltd	31,152	1,739,743
Lovisa Holdings Ltd	18,749	324,590
Nick Scali Ltd	22,060	240,440
Premier Investments Ltd	27,279	245,026
Super Retail Group Ltd	44,781	385,051
Temple & Webster Group Ltd (c)	25,398	105,688
		3,883,126
TOTAL CONSUMER DISCRETIONARY		8,232,598
Consumer Staples - 0.3%
Beverages - 0.0%
Treasury Wine Estates Ltd (b)	229,309	720,730
Consumer Staples Distribution & Retail - 0.2%
Endeavour Group Ltd/Australia	435,646	1,054,699
Metcash Ltd	311,626	613,643
		1,668,342
Food Products - 0.1%
Bega Cheese Ltd	78,305	313,102
Elders Ltd	55,172	285,933
GrainCorp Ltd Class A	62,991	280,019
Inghams Group Ltd	106,888	145,894
		1,024,948
TOTAL CONSUMER STAPLES		3,414,020
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Ampol Ltd	67,908	1,719,471
Beach Energy Ltd (b)	421,266	357,836
Deep Yellow Ltd (c)	263,508	352,995
New Hope Corp Ltd (b)	143,767	569,945
Paladin Energy Ltd (c)	128,895	1,098,891
Viva Energy Group Ltd (d)(e)	329,589	585,995
Whitehaven Coal Ltd	223,565	1,366,123
Yancoal Australia Ltd	112,255	622,389
TOTAL ENERGY		6,673,645
Financials - 1.1%
Banks - 0.2%
Bank of Queensland Ltd	187,886	912,108
Bendigo & Adelaide Bank Ltd	166,448	1,286,661
Judo Capital Holdings Ltd (c)	285,951	297,254
		2,496,023
Capital Markets - 0.4%
HMC Capital Ltd (b)	81,164	147,122
HUB24 Ltd	23,480	1,436,776
L1 Group Ltd (b)	215,958	175,121
MA Financial Group Ltd	33,207	168,453
Magellan Financial Group Ltd	47,992	355,827
Magellan Financial Group Ltd warrants 4/16/2027 (c)	5,527	80
Netwealth Group Ltd	34,824	598,082
Perpetual Ltd	32,518	393,004
Pinnacle Investment Management Group Ltd	48,862	533,575
		3,808,040
Consumer Finance - 0.1%
Credit Corp Group Ltd	19,065	148,695
Zip Co Ltd (c)	361,987	652,694
		801,389
Financial Services - 0.2%
AMP Ltd	684,791	727,003
Challenger Ltd	149,833	932,587
Helia Group Ltd	73,487	285,982
		1,945,572
Insurance - 0.2%
AUB Group Ltd	37,211	693,013
Generation Development Group Ltd	91,841	262,072
nib holdings Ltd/Australia	138,221	667,522
Steadfast Group Ltd	300,497	924,279
		2,546,886
TOTAL FINANCIALS		11,597,910
Health Care - 0.6%
Biotechnology - 0.2%
Mesoblast Ltd (c)	258,942	404,763
Telix Pharmaceuticals Ltd (b)(c)	78,004	857,929
		1,262,692
Health Care Equipment & Supplies - 0.1%
Ansell Ltd	41,056	787,591
Nanosonics Ltd (b)(c)	72,343	181,348
PolyNovo Ltd (b)(c)	175,465	128,000
		1,096,939
Health Care Providers & Services - 0.3%
EBOS Group Ltd	56,776	719,450
Ramsay Health Care Ltd (b)	56,202	1,589,788
Regis Healthcare Ltd	55,706	268,027
		2,577,265
Health Care Technology - 0.0%
4DMedical Ltd (c)	131,073	388,049
Pharmaceuticals - 0.0%
Clarity Pharmaceuticals Ltd (c)	79,013	165,360
Neuren Pharmaceuticals Ltd (c)	32,226	293,021
		458,381
TOTAL HEALTH CARE		5,783,326
Industrials - 1.5%
Aerospace & Defense - 0.1%
Austal Ltd (c)	77,870	234,812
DroneShield Ltd (b)(c)(e)	247,110	644,166
Electro Optic Systems Holdings Ltd (c)	46,693	309,225
		1,188,203
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd	638,083	1,023,668
Downer EDI Ltd	188,874	1,014,900
Mader Group Ltd	14,789	80,708
		2,119,276
Construction & Engineering - 0.4%
Maas Group Holdings Ltd (b)	47,099	150,511
Monadelphous Group Ltd	27,117	550,764
NRW Holdings Ltd	124,381	554,587
Service Stream Ltd	167,682	236,407
SRG Global Ltd	164,997	344,641
Ventia Services Group Pty Ltd	235,484	906,538
Worley Ltd	137,101	1,174,438
		3,917,886
Ground Transportation - 0.2%
Aurizon Holdings Ltd	488,306	1,475,182
Kelsian Group Ltd	53,871	150,124
		1,625,306
Machinery - 0.0%
Silex Systems Ltd (b)(c)	62,591	258,517
Passenger Airlines - 0.0%
Virgin Australia Holdings Ltd	77,822	122,553
Professional Services - 0.3%
ALS Ltd	145,562	2,272,928
IPH Ltd	70,592	185,549
McMillan Shakespeare Ltd	17,066	195,156
SmartGroup Corp Ltd	36,752	239,698
		2,893,331
Trading Companies & Distributors - 0.0%
Redox Ltd/Australia	59,562	141,296
Reece Ltd (b)	61,291	611,031
		752,327
Transportation Infrastructure - 0.3%
Atlas Arteria Ltd unit	291,433	1,009,875
Qube Holdings Ltd	481,430	1,752,946
		2,762,821
TOTAL INDUSTRIALS		15,640,220
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Codan Ltd	30,957	938,119
Dicker Data Ltd	36,275	233,251
		1,171,370
IT Services - 0.3%
Data#3 Ltd	42,165	247,926
Macquarie Technology Group Ltd (b)(c)	4,015	203,504
Megaport Ltd (b)(c)	50,507	342,071
NEXTDC Ltd (b)(c)	184,322	1,913,253
Nextdc Ltd rights 4/21/2026 (b)(c)	33,819	37,496
		2,744,250
Software - 0.3%
Bravura Solutions Ltd	88,918	137,394
Catapult Sports Ltd (c)	65,080	155,363
Hansen Technologies Ltd	51,648	187,818
IRESS Ltd	52,862	260,233
Objective Corp Ltd	9,760	81,303
SiteMinder Ltd (c)	67,716	151,827
Technology One Ltd	84,652	1,744,300
		2,718,238
TOTAL INFORMATION TECHNOLOGY		6,633,858
Materials - 3.4%
Chemicals - 0.3%
Alpha HPA Ltd (c)	360,767	165,388
Dyno Nobel Ltd	508,042	1,206,346
Nufarm Ltd (c)	99,607	176,787
Orica Ltd	133,032	2,029,073
		3,577,594
Containers & Packaging - 0.0%
Orora Ltd	351,756	335,826
Metals & Mining - 3.1%
Alkane Resources Ltd (c)	289,998	321,338
Arafura Rare Earths Ltd (c)	1,126,860	296,994
AVZ Minerals Ltd (b)(c)(g)	776,046	6
Bellevue Gold Ltd (c)	423,533	460,486
BlueScope Steel Ltd	124,705	2,710,959
Brazilian Rare Earths Ltd (c)	24,591	88,823
Capricorn Metals Ltd	116,869	968,995
Catalyst Metals Ltd (c)	70,485	270,212
Deterra Royalties Ltd	119,888	361,088
Develop Global Ltd (c)	69,881	271,556
Elevra Lithium Ltd (b)(c)	43,392	431,743
Emerald Resources NL (c)	150,565	635,444
Firefinch Ltd (g)	25,521	0
FireFly Metals Ltd (c)	184,686	266,628
Genesis Minerals Ltd (c)	292,749	1,261,426
Greatland Resources Ltd	143,226	1,401,647
IGO Ltd (c)	194,037	1,067,648
Iluka Resources Ltd (b)	122,379	728,098
Imdex Ltd	145,205	427,132
IperionX Ltd (c)	85,525	260,877
Kingsgate Consolidated Ltd	62,395	284,667
Leo Lithium Ltd (g)	273,636	0
Liontown Ltd (c)	543,922	952,349
Macmahon Holdings Ltd	337,782	177,974
Mineral Resources Ltd (b)(c)	50,635	2,383,407
Ora Banda Mining Ltd (c)	351,700	343,849
Pantoro Gold Ltd (c)	95,336	227,941
Perenti Ltd	241,694	327,130
Perseus Mining Ltd	384,799	1,542,154
PLS Group Ltd (b)(c)	920,022	4,093,560
Predictive Discovery Ltd (c)	956,730	644,334
Ramelius Resources Ltd	548,089	1,360,343
Regis Resources Ltd	215,655	1,105,781
Resolute Mining Ltd (c)	605,634	518,257
Sandfire Resources Ltd (c)	131,211	1,585,239
Stanmore Resources Ltd	103,022	174,768
Vault Minerals Ltd	298,049	994,368
Vulcan Energy Resources Ltd (b)(c)	102,135	290,827
Vulcan Steel Ltd (b)	22,818	85,003
WA1 Resources Ltd (c)	14,692	157,377
West African Resources Ltd (c)	308,968	672,751
Westgold Resources Ltd	269,075	1,068,548
		31,221,727
TOTAL MATERIALS		35,135,147
Real Estate - 1.3%
Diversified REITs - 0.6%
Centuria Capital Group unit	203,365	250,214
Charter Hall Group unit	127,962	1,884,379
Charter Hall Long Wale REIT unit	183,395	465,746
GPT Group/The unit	545,472	1,881,249
Growthpoint Properties Australia Ltd	74,896	118,536
Mirvac Group unit	1,123,837	1,388,440
		5,988,564
Industrial REITs - 0.0%
Centuria Industrial REIT	151,193	327,874
Dexus Industria REIT	72,911	130,332
		458,206
Office REITs - 0.2%
Abacus Group unit (b)	128,426	94,590
Cromwell Property Group unit	446,539	129,102
Dexus unit	306,802	1,384,031
		1,607,723
Real Estate Management & Development - 0.1%
Gemlife Communities Group unit	54,002	182,232
Lendlease Group unit	177,752	433,569
PEXA Group Ltd (c)	37,892	344,301
		960,102
Residential REITs - 0.0%
Ingenia Communities Group unit	115,535	334,840
Retail REITs - 0.2%
BWP Property Group Ltd unit	164,631	466,032
Charter Hall Retail REIT	148,179	420,442
HomeCo Daily Needs REIT unit (e)	504,836	464,333
Region Group unit	327,960	548,425
Waypoint REIT Ltd unit	177,512	316,780
		2,216,012
Specialized REITs - 0.2%
Abacus Storage King unit (b)	129,527	133,099
Arena REIT unit	115,104	275,845
Charter Hall Social Infrastructure REIT	94,939	178,288
DigiCo Infrastructure REIT (b)	117,522	205,766
National Storage REIT unit	399,822	805,986
		1,598,984
TOTAL REAL ESTATE		13,164,431
Utilities - 0.1%
Multi-Utilities - 0.1%
AGL Energy Ltd	172,361	1,194,283
TOTAL AUSTRALIA		109,944,840
AUSTRIA - 1.0%
Financials - 0.1%
Insurance - 0.1%
UNIQA Insurance Group AG	35,137	672,188
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,942	821,893
TOTAL FINANCIALS		1,494,081
Industrials - 0.3%
Aerospace & Defense - 0.0%
Frequentis AG (b)(c)	947	81,469
Air Freight & Logistics - 0.0%
Oesterreichische Post AG (b)	9,632	362,312
Commercial Services & Supplies - 0.0%
DO & Co AG	2,199	446,488
Construction & Engineering - 0.0%
Porr Ag	5,635	257,927
Machinery - 0.3%
ANDRITZ AG	19,444	1,649,920
Palfinger AG	4,814	197,748
		1,847,668
TOTAL INDUSTRIALS		2,995,864
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
AT&S Austria Technologie & Systemtechnik AG (c)	7,188	791,315
IT Services - 0.0%
Kontron AG (b)	10,856	271,641
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (c)	28,824	458,543
TOTAL INFORMATION TECHNOLOGY		1,521,499
Materials - 0.5%
Chemicals - 0.0%
Lenzing AG (c)	5,411	147,652
Construction Materials - 0.1%
Wienerberger AG	31,538	912,039
Metals & Mining - 0.3%
voestalpine AG	30,490	1,570,943
Paper & Forest Products - 0.1%
Mondi PLC	126,746	1,307,665
TOTAL MATERIALS		3,938,299
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	8,647	276,041
CPI Europe AG (b)(c)	10,438	191,109
CPI Europe AG (c)(g)	25,803	0
S IMMO AG rights (c)(g)	11,010	0
TOTAL REAL ESTATE		467,150
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	10,265	348,775
TOTAL AUSTRIA		10,765,668
BAILIWICK OF JERSEY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
JTC PLC (d)(e)	44,148	788,176
BELGIUM - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	44,333	338,725
Entertainment - 0.0%
Kinepolis Group NV	3,907	140,314
TOTAL COMMUNICATION SERVICES		479,039
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Colruyt Group N.V (b)	8,577	330,580
Personal Care Products - 0.0%
Ontex Group NV (b)(c)	17,367	59,314
TOTAL CONSUMER STAPLES		389,894
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CMB Tech NV	35,984	490,743
Financials - 0.1%
Banks - 0.1%
KBC Ancora	10,972	1,000,565
Capital Markets - 0.0%
Gimv NV	6,780	381,953
TOTAL FINANCIALS		1,382,518
Health Care - 0.1%
Biotechnology - 0.0%
Galapagos NV (c)	9,384	263,488
Health Care Providers & Services - 0.1%
Fagron	18,900	532,368
TOTAL HEALTH CARE		795,856
Industrials - 0.4%
Building Products - 0.0%
Recticel SA (b)	12,180	144,380
Construction & Engineering - 0.3%
Ackermans & van Haaren NV	6,646	2,185,582
Deme Group NV	2,172	494,539
		2,680,121
Trading Companies & Distributors - 0.1%
Azelis Group NV	63,212	836,849
TOTAL INDUSTRIALS		3,661,350
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	17,106	191,228
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV (b)	5,787	484,603
X-Fab Silicon Foundries SE (c)(d)(e)	14,793	109,206
		593,809
TOTAL INFORMATION TECHNOLOGY		785,037
Materials - 0.2%
Chemicals - 0.2%
Solvay SA Class A	21,098	690,851
Tessenderlo Group SA	6,887	172,571
Umicore SA (c)	56,112	1,131,403
		1,994,825
Metals & Mining - 0.0%
Bekaert SA	9,508	468,122
TOTAL MATERIALS		2,462,947
Real Estate - 0.6%
Health Care REITs - 0.3%
Aedifica SA	23,883	2,013,977
Cofinimmo SA	2,223	218,767
		2,232,744
Industrial REITs - 0.3%
Montea NV	5,792	478,564
Warehouses De Pauw CVA	57,283	1,505,956
Warehouses De Pauw CVA rights (c)(f)	57,283	82,693
		2,067,213
Real Estate Management & Development - 0.0%
VGP NV	3,872	396,724
Residential REITs - 0.0%
Xior Student Housing NV (c)(e)	11,265	364,904
Xior Student Housing NV rights (c)(f)	9,340	5,469
		370,373
Retail REITs - 0.0%
Retail Estates NV	3,417	272,304
Vastned NV (c)	2,164	76,955
		349,259
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	10,068	309,587
TOTAL REAL ESTATE		5,725,900
TOTAL BELGIUM		16,173,284
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	38,892	233,652
BRAZIL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Karoon Energy Ltd	207,501	327,108
Financials - 0.1%
Financial Services - 0.1%
Pluxee NV (b)	25,051	354,871
TOTAL BRAZIL		681,979
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Champion Iron Ltd (b)	105,873	365,750
CHINA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CITIC Telecom International Holdings Ltd	462,000	164,962
Media - 0.0%
Mobvista Inc (c)(d)(e)	156,000	326,203
TOTAL COMMUNICATION SERVICES		491,165
Consumer Staples - 0.0%
Food Products - 0.0%
Health & Happiness H&H International Holdings Ltd	64,000	117,288
Financials - 0.0%
Capital Markets - 0.0%
OSL Group Ltd (b)(c)	179,500	288,527
Health Care - 0.0%
Biotechnology - 0.0%
HBM Holdings Ltd (c)(d)(e)	185,000	307,607
Industrials - 0.2%
Air Freight & Logistics - 0.0%
KLN Logistics Group Ltd	101,500	87,422
Building Products - 0.2%
Xinyi Glass Holdings Ltd (b)	503,611	625,038
Trading Companies & Distributors - 0.0%
Deep Source Holdings Ltd (c)	1,420,000	145,007
TOTAL INDUSTRIALS		857,467
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VSTECS Holdings Ltd	186,000	243,670
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Yanlord Land Group Ltd (c)	168,400	92,208
Retail REITs - 0.0%
Sasseur Real Estate Investment Trust (e)	162,800	85,802
TOTAL REAL ESTATE		178,010
TOTAL CHINA		2,483,734
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Financial Services - 0.0%
WAG Payment Solutions PLC (b)(c)	58,948	92,566
DENMARK - 1.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Better Collective A/S (b)(c)	9,819	151,229
Household Durables - 0.1%
GN Store Nord AS (c)	38,708	582,035
Specialty Retail - 0.0%
Matas A/S	9,767	154,931
TOTAL CONSUMER DISCRETIONARY		888,195
Consumer Staples - 0.1%
Beverages - 0.1%
Royal Unibrew A/S	14,330	958,312
Food Products - 0.0%
Schouw & Co A/S	3,573	368,683
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (d)(e)	13,394	141,783
TOTAL CONSUMER STAPLES		1,468,778
Financials - 0.5%
Banks - 0.5%
AL Sydbank	17,719	1,509,711
Jyske Bank A/S	12,347	1,718,107
Ringkjoebing Landbobank A/S	7,293	1,822,348
		5,050,166
Insurance - 0.0%
Alm Brand A/S	206,360	481,614
TOTAL FINANCIALS		5,531,780
Health Care - 0.4%
Biotechnology - 0.1%
Bavarian Nordic A/S (c)	22,516	661,991
Zealand Pharma A/S (c)	18,318	861,360
		1,523,351
Health Care Equipment & Supplies - 0.1%
Ambu AS Series B	53,414	528,926
Life Sciences Tools & Services - 0.0%
Chemometec A/S	4,954	248,978
Gubra A/S	1,828	91,125
		340,103
Pharmaceuticals - 0.2%
ALK-Abello A/S Series B	37,497	1,403,970
H Lundbeck A/S Series B	79,192	533,324
		1,937,294
TOTAL HEALTH CARE		4,329,674
Industrials - 0.6%
Commercial Services & Supplies - 0.1%
ISS A/S	39,950	1,465,698
Construction & Engineering - 0.1%
Cadeler A/S (b)(c)	59,961	412,937
Per Aarsleff Holding A/S Series B	4,921	572,699
		985,636
Electrical Equipment - 0.3%
NKT A/S (c)	15,392	2,268,738
Ground Transportation - 0.0%
NTG Nordic Transport Group A/S (c)	3,208	93,814
Machinery - 0.1%
FLSmidth & Co A/S	12,311	912,621
Marine Transportation - 0.0%
D/S Norden A/S	5,747	271,142
Dfds A/S (c)	9,043	193,865
		465,007
TOTAL INDUSTRIALS		6,191,514
Information Technology - 0.1%
IT Services - 0.1%
Netcompany Group A/S (c)(d)(e)	11,489	651,756
Materials - 0.0%
Construction Materials - 0.0%
Cementir Holding NV	13,507	240,957
TOTAL DENMARK		19,302,654
FAROE ISLANDS - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Bakkafrost	14,355	715,836
FINLAND - 1.0%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Nokian Renkaat Oyj (b)	35,580	437,211
Broadline Retail - 0.1%
Puuilo Oyj	22,994	350,830
Tokmanni Group Corp (b)	13,577	121,263
		472,093
Household Durables - 0.0%
YIT Oyj (c)	39,521	117,119
Leisure Products - 0.0%
Harvia Oyj (b)(e)	4,505	187,699
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	9,102	105,971
TOTAL CONSUMER DISCRETIONARY		1,320,093
Financials - 0.1%
Insurance - 0.1%
Mandatum Holding Oy	122,006	975,140
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj (c)	6,385	104,163
Industrials - 0.5%
Electrical Equipment - 0.0%
Kempower Oyj (c)	6,252	105,222
Machinery - 0.5%
Hiab Oyj B Shares	11,182	664,718
Kalmar Oyj B Shares	10,922	584,785
Konecranes Oyj A Shares	57,912	1,899,038
Valmet Oyj	42,472	1,107,606
		4,256,147
Passenger Airlines - 0.0%
Finnair Oyj	25,972	97,725
TOTAL INDUSTRIALS		4,459,094
Information Technology - 0.1%
IT Services - 0.1%
Tieto Oyj	30,372	677,276
Software - 0.0%
Bittium Oyj	7,612	283,202
QT Group Oyj (b)(c)	5,443	122,717
		405,919
TOTAL INFORMATION TECHNOLOGY		1,083,195
Materials - 0.2%
Chemicals - 0.0%
Kemira Oyj	34,282	710,149
Containers & Packaging - 0.1%
Huhtamaki Oyj	27,931	893,617
Metsa Board Oyj B Shares (b)(c)	45,970	153,549
		1,047,166
Metals & Mining - 0.1%
Outokumpu Oyj A Shares	107,764	722,817
TOTAL MATERIALS		2,480,132
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lumo Kodit Oyj	42,229	402,196
TOTAL FINLAND		10,824,013
FRANCE - 3.8%
Communication Services - 0.3%
Entertainment - 0.1%
Ubisoft Entertainment SA (c)	27,040	157,746
Vivendi SE	190,731	445,261
		603,007
Media - 0.2%
Canal+ SA	195,371	609,862
Eutelsat Communications SACA (b)(c)	83,737	267,218
IPSOS SA	10,409	440,039
JCDecaux SE	21,669	480,661
Louis Hachette Group	183,228	355,040
Metropole Television SA	7,127	108,573
Television Francaise 1 SA (b)	11,795	93,580
		2,354,973
TOTAL COMMUNICATION SERVICES		2,957,980
Consumer Discretionary - 0.4%
Automobile Components - 0.2%
Forvia SE (c)	44,922	525,540
Opmobility	16,394	275,913
Valeo SE	60,145	752,834
		1,554,287
Automobiles - 0.0%
Trigano SA	2,492	457,136
Hotels, Restaurants & Leisure - 0.1%
Cie des Alpes	5,896	153,274
Elior Group SA (d)(e)	32,589	100,975
FDJ UNITED	31,952	866,261
Pierre Et Vacances SA (c)	39,563	86,273
		1,206,783
Household Durables - 0.1%
Kaufman & Broad SA	3,960	128,507
SEB SA	7,091	433,595
		562,102
Leisure Products - 0.0%
Beneteau SACA	10,510	84,248
Specialty Retail - 0.0%
Fnac Darty SA	3,321	137,589
TOTAL CONSUMER DISCRETIONARY		4,002,145
Consumer Staples - 0.0%
Beverages - 0.0%
Remy Cointreau SA (b)	6,741	316,305
Personal Care Products - 0.0%
Interparfums SA	7,281	201,840
TOTAL CONSUMER STAPLES		518,145
Energy - 0.6%
Energy Equipment & Services - 0.3%
Technip Energies NV	38,307	1,811,848
Vallourec SACA	47,078	1,417,242
Viridien (c)	2,045	347,297
		3,576,387
Oil, Gas & Consumable Fuels - 0.3%
Etablissements Maurel et Prom SA	17,206	201,130
Gaztransport Et Technigaz SA	10,623	2,580,811
		2,781,941
TOTAL ENERGY		6,358,328
Financials - 0.6%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	9,975	123,861
Tikehau Capital SCA (b)(c)	7,403	153,266
		277,127
Financial Services - 0.4%
Edenred SE	68,752	1,717,101
Eurazeo SE	10,859	590,843
Peugeot Invest SA	1,444	109,311
Wendel SE	6,968	690,223
Worldline SA/France (c)(d)(e)	389,067	114,157
		3,221,635
Insurance - 0.2%
Coface SA	29,944	553,514
SCOR SE	46,196	1,719,793
		2,273,307
TOTAL FINANCIALS		5,772,069
Health Care - 0.2%
Biotechnology - 0.0%
Nanobiotix SA (b)(c)	9,023	304,140
Valneva SE (b)(c)	39,007	105,845
		409,985
Health Care Providers & Services - 0.0%
Clariane SE (c)	30,198	143,114
Emeis SA (c)	20,680	347,805
		490,919
Health Care Technology - 0.0%
Equasens	1,479	65,094
Pharmaceuticals - 0.2%
Medincell SA (c)	5,157	149,376
Virbac SACA	1,192	519,725
		669,101
TOTAL HEALTH CARE		1,635,099
Industrials - 1.0%
Aerospace & Defense - 0.1%
Exail Technologies SA (b)(c)	2,730	396,022
Exosens SAS	8,677	660,417
LISI SA	5,947	434,137
		1,490,576
Air Freight & Logistics - 0.0%
ID Logistics Group SACA (c)	932	394,877
Commercial Services & Supplies - 0.5%
Derichebourg SA	27,235	289,437
Elis SA	46,725	1,440,067
GL Events SACA (c)	2,581	101,326
Seche Environnement SACA (b)	661	64,545
Societe BIC SA	5,247	360,251
SPIE SA	41,386	2,394,634
		4,650,260
Electrical Equipment - 0.3%
Mersen SA	6,190	231,895
Nexans SA	10,653	1,976,708
		2,208,603
Machinery - 0.0%
Manitou BF SA	3,393	81,038
Passenger Airlines - 0.0%
Air France-KLM (c)	33,644	358,138
Professional Services - 0.1%
Assystem SA (b)	1,567	84,415
Teleperformance SE (b)	15,507	1,047,216
		1,131,631
TOTAL INDUSTRIALS		10,315,123
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Vusion/France (b)	2,412	342,532
IT Services - 0.2%
Alten SA	8,583	569,149
Aubay	2,200	128,585
OVH Groupe SA (b)(c)	8,605	105,133
Sopra Steria Group	4,095	636,808
Wavestone	2,119	113,903
		1,553,578
Semiconductors & Semiconductor Equipment - 0.1%
SOITEC (c)	7,630	1,136,831
Software - 0.0%
Planisware SA	6,973	146,982
Technology Hardware, Storage & Peripherals - 0.0%
Quadient SA	6,378	86,982
TOTAL INFORMATION TECHNOLOGY		3,266,905
Materials - 0.2%
Chemicals - 0.1%
Arkema SA	16,378	1,191,767
Robertet SA	262	245,997
		1,437,764
Construction Materials - 0.1%
Imerys SA	9,691	252,954
Vicat SACA	4,473	314,984
		567,938
Metals & Mining - 0.0%
Eramet SA (b)	2,424	166,428
TOTAL MATERIALS		2,172,130
Real Estate - 0.2%
Diversified REITs - 0.0%
ICADE	9,835	236,167
Industrial REITs - 0.0%
ARGAN SA	3,662	263,462
Real Estate Management & Development - 0.0%
Nexity SA (b)(c)	12,023	118,813
Residential REITs - 0.0%
Altarea SCA	1,664	218,340
Retail REITs - 0.2%
Carmila SA	18,015	359,013
Mercialys SA	26,653	389,765
		748,778
TOTAL REAL ESTATE		1,585,560
Utilities - 0.0%
Gas Utilities - 0.0%
Rubis SCA	20,626	850,175
Independent Power and Renewable Electricity Producers - 0.0%
Voltalia SA (b)(c)	11,135	92,264
TOTAL UTILITIES		942,439
TOTAL FRANCE		39,525,923
GEORGIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Lion Finance Group PLC	9,953	1,495,207
TBC Bank Group PLC	11,954	788,921
		2,284,128
Capital Markets - 0.0%
Georgia Capital PLC (c)	8,428	449,561
TOTAL GEORGIA		2,733,689
GERMANY - 3.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
United Internet AG	24,607	771,674
Media - 0.0%
ProSiebenSat.1 Media SE	16,299	77,435
Stroeer SE & Co KGaA	9,556	416,764
		494,199
Wireless Telecommunication Services - 0.1%
Freenet AG	34,193	1,089,145
TOTAL COMMUNICATION SERVICES		2,355,018
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Aumovio SE	15,873	686,491
SAF-Holland SE	12,955	266,385
Schaeffler AG Class Registered	53,747	509,688
		1,462,564
Hotels, Restaurants & Leisure - 0.1%
TUI AG	131,419	979,732
Specialty Retail - 0.2%
Auto1 Group SE (c)	38,033	809,277
CECONOMY AG	41,254	212,070
Douglas AG Class Registered (c)	9,186	109,751
Fielmann Group AG	7,301	364,175
Hornbach Holding AG & Co KGaA	2,966	281,617
		1,776,890
Textiles, Apparel & Luxury Goods - 0.1%
HUGO BOSS AG (b)	11,952	505,971
Puma SE	29,469	898,552
		1,404,523
TOTAL CONSUMER DISCRETIONARY		5,623,709
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (b)(c)	38,511	208,907
Food Products - 0.1%
KWS Saat SE & Co KGaA	3,280	295,647
Suedzucker AG	17,494	254,184
		549,831
TOTAL CONSUMER STAPLES		758,738
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Friedrich Vorwerk Group SE	1,989	170,293
Verbio SE (c)	6,291	278,651
TOTAL ENERGY		448,944
Financials - 0.1%
Capital Markets - 0.1%
flatexDEGIRO SE	23,521	841,413
Mutares SE & Co KGaA (b)	4,767	138,471
		979,884
Financial Services - 0.0%
Deutsche Pfandbriefbank AG (b)(d)(e)	38,572	146,947
GRENKE AG	6,687	99,829
Hypoport SE (b)(c)	1,181	113,520
		360,296
Insurance - 0.0%
Wuestenrot & Wuerttembergische AG	6,672	116,206
TOTAL FINANCIALS		1,456,386
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Carl Zeiss Meditec Ag (b)	10,134	314,947
Eckert & Ziegler SE	12,777	228,835
		543,782
Life Sciences Tools & Services - 0.1%
Evotec SE (b)(c)	40,276	249,275
Gerresheimer AG (b)	9,312	268,199
Schott Pharma AG & Co KGaA (b)	10,623	186,267
		703,741
Pharmaceuticals - 0.0%
Dermapharm Holding SE	3,775	205,355
TOTAL HEALTH CARE		1,452,878
Industrials - 1.2%
Aerospace & Defense - 0.1%
Montana Aerospace Ag (c)(d)(e)	8,856	232,352
Tkms AG& Co KGaA	7,235	737,899
		970,251
Commercial Services & Supplies - 0.1%
Bilfinger SE	10,172	1,171,154
Cewe Stiftung & Co KGAA (b)	1,462	161,807
		1,332,961
Construction & Engineering - 0.0%
Thyssenkrupp Nucera AG & Co KGaa (b)(c)(d)(e)	7,230	74,035
Electrical Equipment - 0.3%
Energiekontor AG (b)	2,008	95,682
Nordex SE (c)	37,209	2,118,885
Pfisterer Holding SE (c)	2,043	248,409
PNE AG (b)	7,666	85,023
SMA Solar Technology AG (c)	4,435	283,420
		2,831,419
Ground Transportation - 0.0%
Sixt SE	3,850	307,036
Industrial Conglomerates - 0.0%
Indus Holding AG (c)	5,135	180,198
MBB SE	473	110,472
		290,670
Machinery - 0.6%
Deutz AG	41,122	479,250
Duerr AG	14,779	365,987
JOST Werke SE (d)(e)	4,660	283,305
KION Group AG	20,780	1,080,408
Krones AG	4,053	586,990
Norma Group SE	6,728	116,076
RENK Group AG (b)	24,371	1,543,705
Stabilus SE	6,662	134,641
Vossloh AG	2,746	244,614
Wacker Neuson SE	8,045	181,098
		5,016,074
Trading Companies & Distributors - 0.0%
Kloeckner & Co SE (b)	15,459	227,156
Transportation Infrastructure - 0.1%
Fraport AG Frankfurt Airport Services Worldwide (c)	10,657	872,404
TOTAL INDUSTRIALS		11,922,006
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Jenoptik AG	14,675	574,915
Softwareone Holding AG	46,953	414,335
		989,250
IT Services - 0.2%
Adesso SE (b)	929	63,566
Bechtle AG	23,296	793,993
CANCOM SE (b)	7,208	209,377
GFT Technologies SE (b)	4,818	105,176
IONOS Group SE (b)(c)	13,895	425,635
Nagarro SE (b)	2,346	119,772
Secunet Security Network Ag	463	99,334
		1,816,853
Semiconductors & Semiconductor Equipment - 0.4%
AIXTRON SE	32,494	1,791,658
Elmos Semiconductor SE	2,263	487,636
Siltronic AG (b)	3,831	358,351
SUSS MicroTec SE (b)	5,446	487,047
		3,124,692
Software - 0.0%
Atoss Software SE	2,745	255,156
TeamViewer SE (c)(d)(e)	43,357	241,504
		496,660
TOTAL INFORMATION TECHNOLOGY		6,427,455
Materials - 0.6%
Chemicals - 0.2%
Alzchem Group AG (c)	1,731	337,040
K+S AG	48,495	908,383
LANXESS AG	24,589	524,077
Wacker Chemie AG (b)	5,196	571,104
		2,340,604
Metals & Mining - 0.4%
Aurubis AG	7,041	1,514,731
Salzgitter AG	6,810	383,962
thyssenkrupp AG	141,754	1,677,837
		3,576,530
TOTAL MATERIALS		5,917,134
Real Estate - 0.2%
Diversified REITs - 0.0%
Sirius Real Estate Ltd	431,392	587,604
Real Estate Management & Development - 0.2%
Aroundtown SA (c)	298,832	862,080
Grand City Properties SA (c)	9,422	105,826
Patrizia SE	10,543	92,556
TAG Immobilien AG	54,566	949,734
		2,010,196
TOTAL REAL ESTATE		2,597,800
TOTAL GERMANY		38,960,068
GREECE - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals PLC (b)	28,496	1,201,320
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA	28,678	2,434,189
HONG KONG - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
HKBN Ltd	104,600	96,730
PCCW Ltd	1,213,000	937,526
		1,034,256
Wireless Telecommunication Services - 0.0%
Smartone Telecommunications Hldgs Ltd	92,000	58,963
TOTAL COMMUNICATION SERVICES		1,093,219
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	106,035	287,744
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	12,828	237,190
Hotels, Restaurants & Leisure - 0.1%
Melco International Development Ltd (c)	260,000	142,266
Melco Resorts & Entertainment Ltd ADR (c)	44,213	255,109
Super Hi International Holding Ltd (b)(c)	55,000	75,088
		472,463
Household Durables - 0.0%
Man Wah Holdings Ltd	443,200	241,277
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	92,000	263,849
Textiles, Apparel & Luxury Goods - 0.2%
Chow Sang Sang Holdings International Ltd	105,000	157,498
Crystal International Group Ltd (d)(e)	165,000	140,045
Stella International Holdings Ltd	167,000	316,967
Viva Goods Company Ltd (c)	1,008,000	75,748
Yue Yuen Industrial Holdings Ltd	227,000	422,199
		1,112,457
TOTAL CONSUMER DISCRETIONARY		2,614,980
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd	96,800	405,354
Food Products - 0.0%
Vitasoy International Holdings Ltd	178,000	140,771
TOTAL CONSUMER STAPLES		546,125
Financials - 0.2%
Banks - 0.1%
Bank of East Asia Ltd/The	262,581	459,481
Dah Sing Banking Group Ltd	120,000	193,126
Dah Sing Financial Holdings Ltd	55,200	290,643
		943,250
Capital Markets - 0.1%
Bright Smart Securities & Commodities Group Ltd (b)(c)	242,000	384,126
Guotai Junan International Holdings Ltd	813,000	251,877
		636,003
Insurance - 0.0%
FWD Group Holdings Ltd (b)(c)	54,300	210,456
TOTAL FINANCIALS		1,789,709
Health Care - 0.0%
Biotechnology - 0.0%
CK Life Sciences Int'l Holdings Inc (c)	824,000	75,980
Pharmaceuticals - 0.0%
United Laboratories International Holdings Ltd/The	308,000	370,368
TOTAL HEALTH CARE		446,348
Industrials - 0.2%
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (b)(c)(e)	406,000	160,406
Electrical Equipment - 0.0%
Time Interconnect Technology Ltd	170,000	449,198
Industrial Conglomerates - 0.0%
CTF Services Ltd	322,134	334,527
Marine Transportation - 0.2%
Pacific Basin Shipping Ltd	1,257,000	491,844
TS Lines Ltd (c)	94,000	97,552
		589,396
Trading Companies & Distributors - 0.0%
Realord Group Holdings Ltd (b)(c)	122,000	174,396
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	1,364,400	287,053
TOTAL INDUSTRIALS		1,994,976
Information Technology - 0.3%
Communications Equipment - 0.0%
Comba Telecom Systems Holdings Ltd (c)	532,000	103,656
VTech Holdings Ltd	48,000	369,652
		473,308
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)(c)	74,000	299,656
PAX Global Technology Ltd	195,000	97,678
		397,334
IT Services - 0.0%
SUNeVision Holdings Ltd (b)	199,000	156,648
Semiconductors & Semiconductor Equipment - 0.3%
ASMPT Ltd	89,800	1,881,078
TOTAL INFORMATION TECHNOLOGY		2,908,368
Materials - 0.0%
Metals & Mining - 0.0%
Jiaxin International Resources Investment Ltd (b)	26,000	275,266
Real Estate - 0.3%
Office REITs - 0.0%
Champion REIT	523,000	156,164
Real Estate Management & Development - 0.3%
Great Eagle Holdings Ltd	63,000	143,478
Hang Lung Group Ltd	233,000	483,885
Hang Lung Properties Ltd	504,575	593,198
Hysan Development Co Ltd	176,000	441,196
Kerry Properties Ltd	165,500	503,742
New World Development Co Ltd (c)	393,000	428,858
		2,594,357
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	451,000	280,510
TOTAL REAL ESTATE		3,031,031
TOTAL HONG KONG		14,700,022
INDONESIA - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Bumitama Agri Ltd	99,900	163,770
First Pacific Co Ltd	672,000	471,504
First Resources Ltd	158,000	434,027
Golden Agri-Resources Ltd	1,828,400	455,670
TOTAL CONSUMER STAPLES		1,524,971
Materials - 0.0%
Metals & Mining - 0.0%
Nickel Industries Ltd (c)	619,069	469,527
TOTAL INDONESIA		1,994,498
IRAQ - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Energy Group Ltd	3,314,000	202,729
IRELAND - 0.4%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Cairn Homes PLC (Ireland)	177,648	454,523
Glenveagh Properties PLC (c)(d)(e)	148,865	368,649
TOTAL CONSUMER DISCRETIONARY		823,172
Consumer Staples - 0.2%
Beverages - 0.0%
C&C Group PLC	104,688	167,526
Food Products - 0.2%
Glanbia PLC	61,154	1,419,678
Greencore Group PLC	160,123	548,205
		1,967,883
TOTAL CONSUMER STAPLES		2,135,409
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Uniphar PLC	66,715	325,728
Pharmaceuticals - 0.0%
Cosmo NV	2,229	233,926
TOTAL HEALTH CARE		559,654
Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	148,706	187,095
TOTAL IRELAND		3,705,330
ISRAEL - 5.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Bezeq The Israeli Telecommunication Corp Ltd	795,186	2,166,445
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd	33,433	411,369
Partner Communications Co Ltd	42,604	567,283
		978,652
TOTAL COMMUNICATION SERVICES		3,145,097
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Global-e Online Ltd (c)	31,650	992,861
Max Stock Ltd	31,776	316,924
		1,309,785
Hotels, Restaurants & Leisure - 0.1%
Fattal Holdings 1998 Ltd (c)	2,146	535,090
Isrotel Ltd (c)	5,074	264,910
		800,000
Household Durables - 0.0%
Azorim-Investment Development & Construction Co Ltd	21,418	143,211
Electra Consumer Products 1970 Ltd	3,757	105,352
		248,563
Specialty Retail - 0.1%
Carasso Motors Ltd (c)	10,647	115,148
Delek Automotive Systems Ltd	13,690	104,263
Fox Wizel Ltd	2,387	257,426
Retailors Ltd (c)	6,177	74,599
		551,436
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	3,391	196,713
TOTAL CONSUMER DISCRETIONARY		3,106,497
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
M Yochananof & Sons Ltd	1,428	165,677
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,533	312,785
Shufersal Ltd	56,947	850,221
		1,328,683
Food Products - 0.1%
Neto Malinda Trading Ltd	3,550	204,732
Strauss Group Ltd	16,628	722,037
		926,769
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	11,868	169,950
TOTAL CONSUMER STAPLES		2,425,402
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Delek Group Ltd	2,643	902,803
Energean PLC	40,063	487,098
Equital Ltd (c)	6,720	289,294
Oil Refineries Ltd	615,526	314,889
Paz Retail And Energy Ltd	2,918	806,775
Tamar Petroleum Ltd (d)(e)	7,540	78,731
TOTAL ENERGY		2,879,590
Financials - 1.1%
Banks - 0.2%
FIBI Holdings Ltd	5,130	532,361
First International Bank of Israel Ltd	15,740	1,316,228
		1,848,589
Capital Markets - 0.3%
Etoro Group Ltd Class A (c)	4,284	152,425
IBI Investment House Ltd	966	133,246
Meitav Investment House Ltd	10,120	461,412
Plus500 Ltd	20,167	1,234,352
Tel Aviv Stock Exchange Ltd	26,354	1,329,435
YD More Investments Ltd	10,351	142,496
		3,453,366
Consumer Finance - 0.0%
Isracard Ltd	57,429	293,209
Financial Services - 0.0%
Mivtach Shamir Holdings Ltd (c)	1,477	222,220
Insurance - 0.6%
Clal Insurance Enterprises Holdings Ltd	20,647	1,786,803
Harel Insurance Investments & Financial Services Ltd	32,415	2,012,364
IDI Insurance Co Ltd	2,515	194,272
Menora Mivtachim Holdings Ltd	6,212	1,013,856
Migdal Insurance & Financial Holdings Ltd (c)	165,591	1,056,659
		6,063,954
TOTAL FINANCIALS		11,881,338
Industrials - 0.6%
Aerospace & Defense - 0.1%
Aryt Industries Ltd	15,867	225,698
Bet Shemesh Engines Holdings 1997 Ltd (c)	2,081	508,999
		734,697
Building Products - 0.0%
Inrom Construction Industries Ltd	29,886	279,825
Construction & Engineering - 0.3%
Ashtrom Group Ltd	14,293	353,379
Danya Cebus Ltd	3,237	167,025
Elco Ltd	3,121	152,252
Electra Ltd/Israel	11,998	395,666
Kvutzat Acro Ltd (c)	8,903	142,587
Shapir Engineering and Industry Ltd (c)	45,841	645,374
Shikun & Binui Ltd (c)	109,554	732,157
Shikun & Binui Soltec Renewable Energy (c)	77,961	103,146
		2,691,586
Machinery - 0.0%
Kornit Digital Ltd (c)	13,043	206,210
Marine Transportation - 0.1%
ZIM Integrated Shipping Services Ltd	34,262	905,887
Passenger Airlines - 0.0%
El Al Israel Airlines	85,898	385,525
Professional Services - 0.1%
Danel Adir Yeoshua Ltd	1,417	225,499
Hilan Ltd	4,565	327,382
		552,881
TOTAL INDUSTRIALS		5,756,611
Information Technology - 0.7%
Communications Equipment - 0.0%
Gilat Satellite Networks Ltd (c)	20,811	372,484
Ituran Location and Control Ltd	4,537	261,331
		633,815
Electronic Equipment, Instruments & Components - 0.3%
Nayax Ltd (c)	4,146	289,316
Next Vision Stabilized Systems Ltd	20,830	2,387,739
		2,677,055
IT Services - 0.2%
Formula Systems 1985 Ltd	2,842	398,955
Matrix IT Ltd	14,423	441,094
One Software Technologies Ltd	13,400	293,024
Wix.com Ltd (b)(c)	9,865	736,817
		1,869,890
Semiconductors & Semiconductor Equipment - 0.2%
Camtek Ltd/Israel (Israel) (c)	8,527	1,594,175
Software - 0.0%
Cellebrite DI Ltd (c)	31,271	406,523
Radware Ltd (c)	9,919	265,829
		672,352
TOTAL INFORMATION TECHNOLOGY		7,447,287
Materials - 0.0%
Chemicals - 0.0%
Israel Corp Ltd Class A1	1,106	315,432
Turpaz Industries Ltd	13,807	351,293
TOTAL MATERIALS		666,725
Real Estate - 0.9%
Diversified REITs - 0.1%
Reit 1 Ltd	58,444	513,114
Sella Capital Real Estate Ltd	67,805	253,485
		766,599
Real Estate Management & Development - 0.8%
Africa Israel Residences Ltd	1,835	146,850
Airport City Ltd (c)	16,373	304,937
Alony Hetz Properties & Investments Ltd	43,095	521,336
Amot Investments Ltd	70,755	484,862
Amram Avraham Construction Co Ltd	7,809	110,548
Aura Investments Ltd	44,916	320,595
Big Shopping Centers Ltd	4,702	1,242,595
Blue Square Real Estate Ltd	1,585	212,606
Electra Real Estate Ltd (c)	9,185	173,371
G City Ltd	26,216	92,403
Gav-Yam Lands Corp Ltd	16,341	226,066
Israel Canada T.R Ltd	52,106	363,253
Isras Holdings Ltd	1,091	125,468
Isras Investment Co Ltd	351	101,617
Mega Or Holdings Ltd	6,781	1,390,821
Melisron Ltd	6,805	1,009,525
Mivne Real Estate KD Ltd	164,836	799,086
Prashkovsky Investments and Construction Ltd (c)	2,104	112,775
Summit Real Estate Holdings Ltd	10,553	197,617
YH Dimri Construction & Development Ltd	2,826	386,259
		8,322,590
TOTAL REAL ESTATE		9,089,189
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
Doral Group Renewable Energy Resources Ltd (c)	22,808	571,022
Energix-Renewable Energies Ltd	82,012	609,856
Enlight Renewable Energy Ltd (c)	37,799	3,371,167
Meshek Energy Renewable Energies Ltd (c)	90,615	394,399
OPC Energy Ltd (c)	47,482	1,992,545
OY Nofar Energy Ltd (c)	7,635	481,502
TOTAL UTILITIES		7,420,491
TOTAL ISRAEL		53,818,227
ITALY - 2.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
RAI Way SpA (d)(e)	27,047	194,272
Entertainment - 0.0%
Juventus Football Club SpA (b)(c)	32,852	78,424
Media - 0.1%
Arnoldo Mondadori Editore SpA	35,996	87,028
MFE-MediaForEurope NV Class A	73,058	248,831
MFE-MediaForEurope NV Class B (b)	18,981	82,202
		418,061
TOTAL COMMUNICATION SERVICES		690,757
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Brembo NV	42,645	400,402
CIR SpA-Compagnie Industriali (c)	147,101	115,500
Pirelli & C SpA (d)(e)	124,875	857,373
		1,373,275
Automobiles - 0.0%
Piaggio & C SpA (b)	49,251	92,717
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	72,055	2,120,949
Household Durables - 0.1%
De' Longhi SpA	19,377	751,390
Leisure Products - 0.1%
Ferretti SpA (b)	38,198	177,979
Sanlorenzo SpA/Ameglia	4,098	159,679
Technogym SpA (d)(e)	31,521	741,373
		1,079,031
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA (b)	9,782	950,138
OVS SpA (d)(e)	43,694	259,484
Safilo Group SpA (c)	59,205	111,178
Salvatore Ferragamo SpA (b)(c)	14,283	124,048
		1,444,848
TOTAL CONSUMER DISCRETIONARY		6,862,210
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (b)	8,506	85,754
Food Products - 0.0%
NewPrinces SpA (b)(c)	5,746	113,700
Personal Care Products - 0.0%
Intercos SpA (b)	15,278	217,324
Pharmanutra SpA	959	88,692
		306,016
TOTAL CONSUMER STAPLES		505,470
Energy - 0.2%
Energy Equipment & Services - 0.2%
Saipem SpA (b)	371,547	2,008,521
Oil, Gas & Consumable Fuels - 0.0%
d'Amico International Shipping SA	13,919	130,688
TOTAL ENERGY		2,139,209
Financials - 0.4%
Banks - 0.0%
Banco di Desio e della Brianza SpA (c)	9,523	103,049
Credito Emiliano SpA	19,419	343,234
		446,283
Capital Markets - 0.3%
Azimut Holding SpA	33,376	1,414,100
Banca Generali SpA	16,878	1,104,344
Tamburi Investment Partners SpA	26,176	258,982
		2,777,426
Financial Services - 0.1%
Banca IFIS SpA	9,112	248,108
BFF Bank SpA (c)(d)(e)	51,030	124,214
Nexi SpA (b)(d)(e)	150,066	712,954
		1,085,276
TOTAL FINANCIALS		4,308,985
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
DiaSorin SpA (b)	6,376	434,175
El.En. SpA	13,689	210,305
GVS SpA (b)(c)(d)(e)	18,742	93,045
		737,525
Health Care Providers & Services - 0.0%
Amplifon SpA	35,469	391,305
TOTAL HEALTH CARE		1,128,830
Industrials - 0.5%
Aerospace & Defense - 0.0%
Avio SpA (e)	10,654	394,378
Building Products - 0.1%
Ariston Holding NV	23,163	106,675
Carel Industries SpA (d)(e)	14,360	438,194
LU-VE SpA (c)	2,521	163,028
		707,897
Commercial Services & Supplies - 0.0%
Fila SpA Class A	9,234	100,789
Construction & Engineering - 0.1%
Maire SpA	42,114	776,005
Webuild SpA	118,648	351,470
Webuild SpA warrants 8/2/2030 (c)	6,588	19,516
		1,146,991
Electrical Equipment - 0.0%
Cembre SpA	1,659	151,678
Industrial Conglomerates - 0.0%
Italmobiliare SpA (c)	4,205	143,614
Machinery - 0.3%
Danieli & C Officine Meccaniche SpA (b)	2,842	221,478
Fincantieri SpA (c)	35,564	497,537
Industrie De Nora SpA	9,043	65,696
Interpump Group SpA	21,693	910,958
Iveco Group NV (b)	58,009	950,770
		2,646,439
Transportation Infrastructure - 0.0%
Enav Spa (d)(e)	76,680	448,178
TOTAL INDUSTRIALS		5,739,964
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	2,225	224,447
IT Services - 0.1%
Reply SpA	6,558	725,809
Wiit SpA (b)	3,214	113,918
		839,727
Semiconductors & Semiconductor Equipment - 0.1%
Technoprobe SpA (c)	37,198	804,606
TOTAL INFORMATION TECHNOLOGY		1,868,780
Materials - 0.1%
Chemicals - 0.1%
SOL SpA	10,337	698,804
Containers & Packaging - 0.0%
Zignago Vetro Spa (b)	8,806	72,760
TOTAL MATERIALS		771,564
Utilities - 0.4%
Gas Utilities - 0.0%
Ascopiave SpA	20,193	82,356
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA (b)	14,985	404,153
Multi-Utilities - 0.4%
A2A SpA	449,316	1,278,799
ACEA SpA	15,132	396,751
Hera SpA	234,832	1,107,403
Iren SpA	166,449	508,699
		3,291,652
TOTAL UTILITIES		3,778,161
TOTAL ITALY		27,793,930
JAPAN - 35.7%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	31,500	554,279
U-Next Holdings Co Ltd	18,300	179,029
		733,308
Entertainment - 0.3%
Anycolor Inc	8,700	153,640
Cover Corp (b)(c)	11,200	98,513
Daiichikosho Co Ltd	19,000	197,624
DeNA Co Ltd (b)	20,800	339,409
GungHo Online Entertainment Inc	11,800	186,691
Koei Tecmo Holdings Co Ltd	28,600	283,340
MIXI Inc	10,200	168,495
Shochiku Co Ltd	2,600	171,780
Square Enix Holdings Co Ltd	68,800	1,082,999
Toei Animation Co Ltd	21,000	347,443
Toei Co Ltd	8,500	313,432
		3,343,366
Interactive Media & Services - 0.1%
Kakaku.com Inc	36,900	616,566
Media - 0.5%
CyberAgent Inc	123,800	991,456
Dentsu Group Inc (c)	57,200	1,085,989
Fuji Media Holdings Inc	13,300	329,000
Hakuhodo DY Holdings Inc	61,000	409,587
Kadokawa Corp	23,500	535,485
Nippon Television Holdings Inc	15,100	287,062
Septeni Holdings Co Ltd	25,000	67,216
SKY Perfect JSAT Corp	46,600	1,017,405
TBS Holdings Inc	9,400	332,477
TV Asahi Holdings Corp	6,300	130,365
		5,186,042
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co	10,600	226,840
TOTAL COMMUNICATION SERVICES		10,106,122
Consumer Discretionary - 5.0%
Automobile Components - 1.4%
Aisan Industry Co Ltd	8,900	98,333
Eagle Industry Co Ltd	5,600	100,817
Exedy Corp	7,600	297,543
FCC Co Ltd	11,100	236,635
GS Yuasa Corp	22,900	925,977
JTEKT Corp	64,400	786,541
Koito Manufacturing Co Ltd	52,500	851,781
KYB Corp	8,600	247,852
Musashi Seimitsu Industry Co Ltd	13,000	355,766
NHK Spring Co Ltd	49,300	900,766
Nifco Inc/Japan	21,700	639,438
Nippon Seiki Co Ltd	11,700	191,411
Niterra Co Ltd	42,700	2,308,172
NOK Corp	23,800	423,246
Seiren Co Ltd	12,800	259,810
Shoei Co Ltd	13,500	150,409
Stanley Electric Co Ltd	28,500	556,231
Sumitomo Rubber Industries Ltd	52,600	682,163
Tokai Rika Co Ltd	15,200	280,388
Topre Corp	10,100	153,492
Toyo Tire Corp	35,500	870,393
Toyoda Gosei Co Ltd	27,300	805,540
Toyota Boshoku Corp	24,000	339,567
TS Tech Co Ltd	22,600	247,531
Yokohama Rubber Co Ltd/The	35,700	1,453,054
		14,162,856
Automobiles - 0.1%
Mazda Motor Corp	172,600	1,111,013
Mitsubishi Motors Corp (b)	187,700	366,588
Nissan Shatai Co Ltd	19,100	110,717
		1,588,318
Broadline Retail - 0.5%
ASKUL Corp	9,400	70,645
Belluna Co Ltd	14,000	75,432
BuySell Technologies Co Ltd	7,800	167,172
Isetan Mitsukoshi Holdings Ltd	89,500	1,700,776
Izumi Co Ltd	30,900	187,871
J Front Retailing Co Ltd	69,900	1,017,263
Mercari Inc (c)	32,800	798,031
Seria Co Ltd	12,900	282,174
Takashimaya Co Ltd	71,900	854,850
		5,154,214
Distributors - 0.0%
Arata Corp	7,500	133,058
Central Automotive Products Ltd	10,500	121,072
Doshisha Co Ltd	6,000	125,293
Happinet Corp	8,200	140,311
PALTAC Corp	7,900	233,349
		753,083
Hotels, Restaurants & Leisure - 1.0%
Atom Corp (b)(c)	32,600	137,011
Colowide Co Ltd (b)	26,200	310,156
Create Restaurants Holdings Inc (b)	72,820	332,152
Doutor Nichires Holdings Co Ltd	7,900	139,554
Food & Life Cos Ltd	31,600	1,838,206
Fuji Kyuko Co Ltd	6,200	89,771
Fujita Kanko Inc	10,500	138,022
GENDA INC (b)(c)	26,300	88,104
Heiwa Corp	15,700	181,451
Hiday Hidaka Corp	6,400	116,817
HIS Co Ltd	17,200	115,817
Ichibanya Co Ltd	20,000	110,557
Imperial Hotel Ltd	13,400	103,183
KOMEDA Holdings Co Ltd	13,100	254,987
Koshidaka Holdings Co Ltd	14,200	90,934
Kura Sushi Inc (b)	11,800	129,735
Kyoritsu Maintenance Co Ltd	21,000	319,503
Matsuyafoods Holdings Co Ltd (b)	2,400	80,696
McDonald's Holdings Co Japan Ltd (b)	24,700	1,284,952
Metaplanet Inc (b)(c)	136,900	294,351
Monogatari Corp/The	9,000	242,100
MOS Food Services Inc	7,200	181,155
Ohsho Food Service Corp	10,100	188,744
Resorttrust Inc	46,400	516,803
Round One Corp	49,300	267,771
Royal Holdings Co Ltd (b)	18,200	159,861
Saizeriya Co Ltd	9,700	315,935
Skylark Holdings Co Ltd	65,200	1,256,491
Tokyotokeiba Co Ltd	4,100	145,287
Toridoll Holdings Corp (b)	14,200	366,968
Yoshinoya Holdings Co Ltd	18,400	371,186
		10,168,260
Household Durables - 0.8%
Casio Computer Co Ltd	57,500	583,389
ES-Con Japan Ltd	12,500	94,266
Haseko Corp	69,100	1,193,290
Iida Group Holdings Co Ltd	44,500	629,424
JVCKenwood Corp	41,900	315,816
Nagawa Co Ltd	2,400	79,585
Nikon Corp	71,300	788,835
Noritz Corp	8,200	123,352
Open House Group Co Ltd	20,800	1,224,156
Rinnai Corp	30,200	686,354
Sangetsu Corp	13,600	258,891
Sharp Corp/Japan (c)	64,700	231,829
Sumitomo Forestry Co Ltd	133,200	1,203,747
Tama Home Co Ltd (b)	4,100	92,858
Tamron Co Ltd	38,800	268,467
Token Corp	1,400	113,581
Zojirushi Corp	9,800	98,699
		7,986,539
Leisure Products - 0.3%
Mizuno Corp	14,800	314,206
Noritsu Koki Co Ltd	15,300	203,673
Roland Corp	4,000	104,316
Sankyo Co Ltd	52,000	615,162
Sega Sammy Holdings Inc	44,700	648,045
Tomy Co Ltd	22,700	368,801
Tsuburaya Fields Holdings Inc	10,100	92,825
Yamaha Corp	114,200	814,988
Yonex Co Ltd	15,900	269,227
		3,431,243
Specialty Retail - 0.7%
ABC-Mart Inc	28,400	482,424
Alpen Co Ltd	4,400	55,357
and ST HD Co Ltd	7,800	148,941
AOKI Holdings Inc	9,700	96,102
Aoyama Trading Co Ltd	36,600	184,503
ARCLANDS CORP	15,680	177,778
Autobacs Seven Co Ltd	18,500	179,650
Bic Camera Inc	26,800	277,323
DCM Holdings Co Ltd	27,200	254,117
EDION Corp	22,400	303,469
IDOM Inc	18,600	156,873
JINS Holdings Inc	3,500	149,161
Joyful Honda Co Ltd	14,300	187,847
K's Holdings Corp	39,700	458,886
Kohnan Shoji Co Ltd	5,400	139,709
Komeri Co Ltd	7,800	166,407
Nextage Co Ltd	12,600	276,574
Nishimatsuya Chain Co Ltd	10,100	129,351
Nojima Corp	52,500	409,229
PAL GROUP Holdings Co Ltd	26,300	252,790
Shimamura Co Ltd	37,800	792,875
USS Co Ltd	108,600	1,172,926
Workman Co Ltd	5,900	268,697
Yamada Holdings Co Ltd	150,400	503,271
Yellow Hat Ltd	17,900	173,247
		7,397,507
Textiles, Apparel & Luxury Goods - 0.2%
Goldwin Inc	16,400	229,518
Gunze Ltd	8,800	203,072
Japan Wool Textile Co Ltd/The	12,100	138,230
Kurabo Industries Ltd	3,200	193,457
Onward Holdings Co Ltd	31,100	147,087
Seiko Group Corp	15,400	572,056
Wacoal Holdings Corp (b)	11,200	330,380
		1,813,800
TOTAL CONSUMER DISCRETIONARY		52,455,820
Consumer Staples - 2.7%
Beverages - 0.3%
Coca-Cola Bottlers Japan Holdings Inc	36,600	793,571
Ito En Ltd	16,900	310,811
Lifedrink Co Inc	12,400	109,381
Sapporo Holdings Ltd	90,500	1,015,259
Takara Holdings Inc	42,000	476,274
		2,705,296
Consumer Staples Distribution & Retail - 0.6%
Aeon Hokkaido Corp	11,800	63,951
Ain Holdings Inc	7,600	275,563
Arcs Co Ltd	10,600	230,897
Axial Retailing Inc	17,100	123,096
Belc Co Ltd	3,100	138,174
Blue Zones Holdings Co Ltd	30,000	333,930
Cosmos Pharmaceutical Corp	11,400	443,090
Create SD Holdings Co Ltd	7,700	160,864
Daikokutenbussan Co Ltd	1,900	58,416
Fuji Co Ltd/Ehime	8,500	110,471
Genky DrugStores Co Ltd	4,800	111,619
H2O Retailing Corp	25,000	366,835
Halows Co Ltd	2,700	67,877
Heiwado Co Ltd	7,500	127,104
Kato Sangyo Co Ltd	6,000	234,573
Kobe Bussan Co Ltd	43,300	758,025
Kusuri no Aoki Holdings Co Ltd	10,900	259,943
Life Corp	11,600	190,628
Maxvalu Tokai Co Ltd	2,800	61,620
San-A Co Ltd	11,800	247,780
Sugi Holdings Co Ltd	30,200	604,454
Sundrug Co Ltd	20,400	493,118
Trial Holdings Inc	10,500	265,065
United Super Markets Holdings Inc	22,600	118,439
Valor Holdings Co Ltd	9,900	233,273
		6,078,805
Food Products - 1.5%
Ariake Japan Co Ltd	5,200	180,220
Calbee Inc	22,800	432,136
DyDo Group Holdings Inc	5,500	89,255
Ezaki Glico Co Ltd	13,600	491,963
FUJI OIL CO LTD /Osaka	12,400	263,976
House Foods Group Inc	16,800	322,531
Itoham Yonekyu Holdings Inc	8,160	271,872
Kagome Co Ltd (b)	23,500	403,781
Kameda Seika Co Ltd	11,400	103,889
Kewpie Corp	28,300	750,909
Kotobuki Spirits Co Ltd	28,600	366,035
Megmilk Snow Brand Co Ltd	12,100	243,137
MEIJI Holdings Co Ltd	72,700	1,725,527
Mitsui DM Sugar Co Ltd	4,100	86,792
Morinaga & Co Ltd/Japan	18,200	310,566
Morinaga Milk Industry Co Ltd	19,000	573,353
NH Foods Ltd	24,000	988,850
Nichirei Corp	58,700	705,464
Nippn Corp	15,600	263,679
Nisshin Oillio Group Ltd/The	21,300	244,999
Nisshin Seifun Group Inc	58,300	744,678
Nissin Foods Holdings Co Ltd (b)	55,100	986,463
Nissui Corp	80,000	622,836
Prima Meat Packers Ltd	6,500	103,718
Riken Vitamin Co Ltd	5,300	93,695
S Foods Inc	5,000	90,608
Sakata Seed Corp	7,700	201,865
Showa Sangyo Co Ltd	5,600	109,789
Toyo Suisan Kaisha Ltd	25,300	1,737,666
Umios Corp	34,800	294,244
Yakult Honsha Co Ltd	71,500	1,245,108
Yamazaki Baking Co Ltd	34,500	721,639
		15,771,243
Household Products - 0.1%
Earth Corp	4,400	128,741
Lion Corp	71,700	701,390
Pigeon Corp (b)	32,800	354,121
		1,184,252
Personal Care Products - 0.2%
Kobayashi Pharmaceutical Co Ltd	13,300	492,744
Kose Holdings Corp	10,400	370,989
Mandom Corp (c)	8,300	162,922
Milbon Co Ltd	7,800	127,252
MTG Co Ltd	3,400	127,745
Noevir Holdings Co Ltd	4,300	120,092
Pola Orbis Holdings Inc	26,300	217,351
Rohto Pharmaceutical Co Ltd	53,900	792,599
		2,411,694
TOTAL CONSUMER STAPLES		28,151,290
Energy - 0.3%
Energy Equipment & Services - 0.1%
Modec Inc	13,700	1,132,727
Oil, Gas & Consumable Fuels - 0.2%
Cosmo Energy Holdings Co Ltd	28,300	723,468
Itochu Enex Co Ltd	13,400	163,055
Iwatani Corp	53,400	656,476
Japan Petroleum Exploration Co Ltd	43,800	626,602
Mitsuuroko Group Holdings Co Ltd	7,500	95,184
San-Ai Obbli Co Ltd	14,100	207,478
		2,472,263
TOTAL ENERGY		3,604,990
Financials - 3.6%
Banks - 2.9%
77 Bank Ltd/The	52,500	1,010,677
Aichi Financial Group Inc	52,500	498,055
Aozora Bank Ltd (b)	29,900	482,424
Awa Bank Ltd/The	8,600	348,925
Bank of Nagoya Ltd/The	9,200	343,541
CCI Group Inc	55,200	331,813
Chugin Financial Group Inc	42,100	783,527
Daishi Hokuetsu Financial Group Inc	58,900	734,383
First Bank of Toyama Ltd/The	14,600	240,623
Fukuoka Financial Group Inc	49,800	2,032,997
Gunma Bank Ltd/The	90,200	1,235,067
Hachijuni Nagano Bank Ltd	105,500	1,429,351
Hirogin Holdings Inc	69,900	825,757
Hokuhoku Financial Group Inc	29,600	1,128,440
Hyakugo Bank Ltd/The	57,700	656,592
Hyakujushi Bank Ltd/The	26,000	396,203
Iyogin Holdings Inc	67,600	1,302,746
Juroku Financial Group Inc	43,500	571,526
Keiyo Bank Ltd/The	26,300	364,554
Kiyo Bank Ltd/The	16,300	431,664
Kyoto Financial Group Inc	64,800	1,791,146
Kyushu Financial Group Inc	92,400	754,589
Mebuki Financial Group Inc	244,400	2,029,093
Musashino Bank Ltd/The	23,100	350,901
Nanto Bank Ltd/The	35,500	336,930
Nishi-Nippon Financial Holdings Inc	33,400	838,645
North Pacific Bank Ltd	75,600	480,691
Ogaki Kyoritsu Bank Ltd/The	9,500	425,318
Rakuten Bank Ltd (c)	27,500	1,111,134
San-In Godo Bank Ltd/The	40,200	483,200
Senshu Ikeda Holdings Inc	63,700	374,792
Seven Bank Ltd	167,300	282,507
Shiga Bank Ltd/The	49,000	604,110
Shizuoka Financial Group Inc	124,800	2,190,942
Suruga Bank Ltd	33,600	498,186
Toho Bank Ltd/The	54,100	230,922
Tokyo Kiraboshi Financial Group Inc	6,500	483,734
TOMONY Holdings Inc	47,100	265,970
Yamaguchi Financial Group Inc	50,200	862,585
Yamanashi Chuo Bank Ltd/The	7,500	258,029
		29,802,289
Capital Markets - 0.1%
GMO Financial Holdings Inc	10,400	68,411
Integral Corp (b)	2,900	68,429
JAFCO Group Co ltd	14,000	192,486
M&A Capital Partners Co Ltd	4,500	92,882
Matsui Securities Co Ltd	29,900	175,876
Monex Group Inc	50,900	218,526
Nihon M&A Center Holdings Inc	81,600	341,759
Okasan Securities Group Inc	39,600	228,650
Tokai Tokyo Financial Holdings Inc	63,400	285,650
		1,672,669
Consumer Finance - 0.3%
Acom Co Ltd	112,300	360,412
AEON Financial Service Co Ltd	30,700	305,299
Credit Saison Co Ltd	34,700	961,149
Jaccs Co Ltd	6,400	166,229
Marui Group Co Ltd	47,200	903,558
Muninova Holdings Inc	89,400	263,261
Orient Corp	22,020	142,966
		3,102,874
Financial Services - 0.3%
Financial Partners Group Co Ltd	16,600	169,328
Fuyo General Lease Co Ltd	14,600	404,234
GMO Payment Gateway Inc	12,000	602,728
Japan Securities Finance Co Ltd	22,600	311,137
Mizuho Leasing Co Ltd	41,300	375,515
Ricoh Leasing Co Ltd	4,200	163,144
Tokyo Century Corp	42,800	587,938
Zenkoku Hosho Co Ltd	29,800	599,941
		3,213,965
Insurance - 0.0%
LIFENET INSURANCE CO (b)(c)	17,300	213,017
TOTAL FINANCIALS		38,004,814
Health Care - 1.3%
Biotechnology - 0.0%
GNI Group Ltd (c)	15,900	299,453
Peptidream Inc (c)	27,900	205,665
SanBio Co Ltd (b)(c)	15,300	185,714
		690,832
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	60,900	1,281,494
Eiken Chemical Co Ltd	8,800	173,264
Fukuda Denshi Co Ltd	4,300	277,531
Japan Lifeline Co Ltd	16,100	145,872
Mani Inc	21,400	233,637
Menicon Co Ltd	17,700	182,837
Nakanishi Inc	18,700	330,372
Nihon Kohden Corp	43,900	408,896
Nipro Corp	47,000	456,257
PHC Holdings Corp	8,900	56,746
		3,546,906
Health Care Providers & Services - 0.4%
Alfresa Holdings Corp	46,400	700,487
As One Corp	17,200	238,514
BML Inc	5,200	126,443
H.U. Group Holdings Inc	15,500	309,253
Medipal Holdings Corp	53,100	948,756
Ship Healthcare Holdings Inc	21,400	318,465
Suzuken Co Ltd/Aichi Japan	16,500	584,037
Toho Holdings Co Ltd	15,900	455,750
		3,681,705
Health Care Technology - 0.0%
JMDC Inc	7,400	158,213
Pharmaceuticals - 0.6%
Hisamitsu Pharmaceutical Co Inc	5,400	207,069
Kaken Pharmaceutical Co Ltd	8,200	213,445
Kissei Pharmaceutical Co Ltd	8,000	223,198
Kyorin Pharmaceutical Co Ltd	11,400	112,797
Mochida Pharmaceutical Co Ltd	6,300	135,528
Nippon Shinyaku Co Ltd	15,200	466,043
Nxera Pharma Co Ltd (c)	22,000	137,013
Ono Pharmaceutical Co Ltd	106,600	1,576,631
Santen Pharmaceutical Co Ltd	82,800	853,294
Sawai Group Holdings Co Ltd	31,200	420,156
Sumitomo Pharma Co Ltd (b)(c)	67,400	744,088
Towa Pharmaceutical Co Ltd	7,300	184,260
Tsumura & Co	16,700	389,509
Zeria Pharmaceutical Co Ltd	6,700	92,674
		5,755,705
TOTAL HEALTH CARE		13,833,361
Industrials - 9.4%
Air Freight & Logistics - 0.5%
AZ-COM MARUWA Holdings Inc	17,600	100,926
Hamakyorex Co Ltd	16,400	179,907
Konoike Transport Co Ltd	8,000	144,340
Mitsui-Soko Holdings Co Ltd	16,100	405,926
NIPPON EXPRESS HOLDINGS INC	59,500	1,562,722
Sankyu Inc	12,700	682,466
SBS Holdings Inc	5,100	135,902
Senko Group Holdings Co Ltd	37,600	445,077
SG Holdings Co Ltd (b)	82,900	775,867
Yamato Holdings Co Ltd	67,600	765,864
		5,198,997
Building Products - 0.7%
Bunka Shutter Co Ltd	15,400	181,493
Central Glass Co Ltd	6,200	162,276
Lixil Corp (b)	77,800	803,362
Nichias Corp	46,500	922,615
Nichiha Corp	6,400	126,846
Nihon Dengi Co Ltd	13,200	203,140
Nitto Boseki Co Ltd	7,000	1,286,117
Sanwa Holdings Corp	54,000	1,235,123
Shin Nippon Air Technologies Co Ltd (b)	5,500	125,876
Sinko Industries Ltd	12,600	98,302
Takara Standard Co Ltd	10,500	198,561
Takasago Thermal Engineering Co Ltd	26,000	749,860
TOTO Ltd	38,300	1,345,413
		7,438,984
Commercial Services & Supplies - 0.4%
ALSOK Co Ltd	102,100	772,269
Daiei Kankyo Co Ltd	11,400	273,849
Daiseki Co Ltd	10,180	272,613
Duskin Co Ltd	11,000	276,862
Itoki Corp (b)	11,400	231,602
Japan Elevator Service Holdings Co Ltd	40,600	410,753
Kokuyo Co Ltd	88,300	439,822
Matsuda Sangyo Co Ltd	3,800	161,963
Mitsubishi Pencil Co Ltd	10,500	157,037
Nippon Kanzai Holdings Co Ltd	5,100	94,259
Okamura Corp	17,100	274,390
Park24 Co Ltd	36,400	428,045
Pilot Corp	8,200	250,125
Prestige International Inc	24,800	105,326
TRE Holdings Corp	12,000	122,859
		4,271,774
Construction & Engineering - 1.5%
Chiyoda Corp (b)(c)	44,700	289,999
Chudenko Corp	7,700	233,934
COMSYS Holdings Corp	32,200	1,159,572
Dai-Dan Co Ltd	25,500	455,431
EXEO Group Inc	53,500	982,248
Hazama Ando Corp	41,700	505,563
INFRONEER Holdings Inc	54,816	746,249
JGC Holdings Corp	62,900	955,729
Kandenko Co Ltd	29,200	1,273,748
Kinden Corp	34,400	1,843,187
Kraftia Corp	12,100	746,290
Kumagai Gumi Co Ltd	36,900	353,775
MIRAIT ONE corp	24,800	639,062
Nippon Densetsu Kogyo Co Ltd	9,800	305,939
Nishimatsu Construction Co Ltd	8,600	316,301
Okumura Corp	8,800	345,902
Penta-Ocean Construction Co Ltd	77,300	866,089
PS Construction Co Ltd	4,700	80,486
Raito Kogyo Co Ltd	9,700	236,376
Raiznext Corp	6,100	88,001
Sanki Engineering Co Ltd	29,700	457,693
Shinnihon Corp	6,900	84,987
SHO-BOND Holdings Co Ltd	43,600	368,800
Taihei Dengyo Kaisha Ltd	12,000	219,742
Taikisha Ltd	12,600	279,868
Takamatsu Construction Group Co Ltd	5,000	107,081
Techno Ryowa Ltd	2,700	119,657
Toa Corp/Tokyo	16,300	291,239
Toda Corp	59,600	541,091
Toenec Corp	12,400	193,205
Tokyu Construction Co Ltd	24,300	229,385
Totetsu Kogyo Co Ltd	6,200	218,813
Toyo Engineering Corp (b)(c)	8,200	119,875
West Holdings Corp (b)	5,800	107,287
Yokogawa Bridge Holdings Corp	9,600	179,857
Yurtec Corp	9,800	156,971
		16,099,432
Electrical Equipment - 0.8%
Daihen Corp	5,000	494,669
Furukawa Electric Co Ltd	19,200	5,214,469
Mabuchi Motor Co Ltd	48,200	453,633
Mirai Industry Co Ltd (b)	2,700	51,466
Nitto Kogyo Corp	7,200	208,267
Sanyo Denki Co Ltd	7,200	318,757
Sinfonia Technology Co Ltd	6,000	551,542
SWCC Corp	7,900	808,618
Toyo Tanso Co Ltd	3,800	148,050
Ushio Inc	18,400	370,508
		8,619,979
Ground Transportation - 1.0%
Fukuyama Transporting Co Ltd	5,200	172,751
Keikyu Corp	59,300	581,404
Keio Corp	145,500	685,949
Keisei Electric Railway Co Ltd	111,800	798,475
Kintetsu Group Holdings Co Ltd	52,100	1,112,482
Kyushu Railway Co	39,700	911,273
Maruzen Showa Unyu Co Ltd	3,200	158,445
Nagoya Railroad Co Ltd	54,000	609,882
Nankai Electric Railway Co Ltd	27,800	527,064
Nikkon Holdings Co Ltd (b)	27,000	872,403
Nishi-Nippon Railroad Co Ltd	17,000	311,409
Odakyu Electric Railway Co Ltd	90,200	902,993
Sakai Moving Service Co Ltd	6,600	122,574
Seino Holdings Co Ltd	26,800	410,779
Sotetsu Holdings Inc	22,400	377,487
Tobu Railway Co Ltd	51,200	914,333
Tokyo Metro Co Ltd	83,400	839,916
		10,309,619
Industrial Conglomerates - 0.1%
Keihan Holdings Co Ltd	27,500	570,058
Nisshinbo Holdings Inc	41,000	540,829
TOKAI Holdings Corp	27,500	199,832
		1,310,719
Machinery - 3.1%
Aichi Corp	8,200	73,270
Amada Co Ltd	89,600	1,515,098
ARCHION Corp (b)	330,700	644,524
CKD Corp	15,400	596,722
Daiwa Industries Ltd	7,300	89,239
DMG Mori Co Ltd	38,500	717,426
Fuji Corp/Aichi	20,900	814,218
Furukawa Co Ltd	5,700	152,068
Galilei Co Ltd	6,800	154,935
Glory Ltd	12,500	317,965
Harmonic Drive Systems Inc	17,900	610,239
Hitachi Construction Machinery Co Ltd	27,600	966,091
Hoshizaki Corp	31,300	1,017,706
Japan Steel Works Ltd/The	18,000	1,099,992
Kanadevia Corp	47,000	362,245
Kitz Corp	17,300	232,908
Kurita Water Industries Ltd	29,800	1,610,610
Kyokuto Kaihatsu Kogyo Co Ltd	8,500	146,742
Makino Milling Machine Co Ltd	6,800	516,453
Max Co Ltd	26,400	282,670
Meidensha Corp	9,700	529,967
METAWATER Co Ltd	6,900	149,250
MISUMI Group Inc	77,800	1,790,842
Mitsuboshi Belting Ltd	6,500	163,765
Mitsui E&S Co Ltd	27,900	1,006,193
Miura Co Ltd	25,400	526,037
Morita Holdings Corp	8,600	138,184
Nabtesco Corp	31,900	1,055,035
Nachi-Fujikoshi Corp	3,900	126,726
Namura Shipbuilding Co Ltd (b)	14,800	387,659
NGK Corp	68,200	2,159,250
Nitta Corp	5,300	150,654
Nomura Micro Science Co Ltd	8,200	193,340
Noritake Co Ltd	10,200	224,527
NSK Ltd	106,600	865,844
NTN Corp	130,600	318,828
Obara Group Inc	2,700	95,445
OKUMA Corp	12,500	358,708
Organo Corp	7,900	798,319
OSG Corp	19,000	397,360
Shibaura Machine Co Ltd	6,300	169,091
Shibuya Corp	4,000	86,951
Shinmaywa Industries Ltd	14,900	243,575
Sumitomo Heavy Industries Ltd	31,500	1,065,759
Tadano Ltd	23,900	209,524
Takeuchi Manufacturing Co Ltd	9,800	441,773
Takuma Co Ltd	16,100	283,806
THK Co Ltd	30,800	1,154,665
Tocalo Co Ltd	15,700	313,230
Tsubakimoto Chain Co	21,100	316,302
Tsugami Corp	11,000	329,935
Tsurumi Manufacturing Co Ltd	8,800	122,591
Union Tool Co (b)	2,500	268,590
YAMABIKO Corp	8,100	201,719
Yaskawa Electric Corp	64,900	2,301,356
		30,865,921
Marine Transportation - 0.0%
Iino Kaiun Kaisha Ltd	20,100	210,948
NS United Kaiun Kaisha Ltd	3,100	150,928
		361,876
Professional Services - 0.5%
BayCurrent Inc	40,100	1,291,383
Bell System24 Holdings Inc	9,500	90,707
dip Corp (b)	9,500	110,383
Funai Soken Holdings Inc	19,600	139,837
Infomart Corp	54,700	151,893
JAC Recruitment Co Ltd	18,800	103,781
MEITEC Group Holdings Inc	19,900	398,552
Nomura Co Ltd	22,000	164,336
Open Up Group Inc	15,400	172,099
Pasona Group Inc	5,100	53,145
Persol Holdings Co Ltd	524,900	781,272
SMS Co Ltd	18,900	215,339
Synspective Inc (b)(c)	15,000	127,990
Timee Inc (b)(c)	17,000	138,118
TKC Corp	8,100	185,604
Transcosmos Inc	6,200	151,363
UT Group CO Ltd	130,500	154,538
Visional Inc (c)	6,900	325,831
		4,756,171
Trading Companies & Distributors - 0.6%
Hanwa Co Ltd	42,000	433,815
Inaba Denki Sangyo Co Ltd	29,200	492,599
Inabata & Co Ltd	12,500	308,143
Japan Pulp & Paper Co Ltd	25,400	179,554
Kanamoto Co Ltd	8,400	247,613
Kanematsu Corp	46,200	635,486
Nagase & Co Ltd	87,600	658,883
Nishio Holdings Co Ltd	5,200	143,449
Senshu Electric Co Ltd	3,600	140,337
Sojitz Corp	60,260	2,257,022
Totech Corp	7,300	178,296
Trusco Nakayama Corp	13,200	182,243
Wakita & Co Ltd	9,000	104,080
Yamazen Corp	13,900	136,511
Yuasa Co Ltd	4,300	164,099
		6,262,130
Transportation Infrastructure - 0.2%
Japan Airport Terminal Co Ltd	18,800	604,161
Kamigumi Co Ltd	22,700	750,243
Mitsubishi Logistics Corp	70,600	632,364
Sumitomo Warehouse Co Ltd/The	14,300	344,613
		2,331,381
TOTAL INDUSTRIALS		97,826,983
Information Technology - 4.4%
Electronic Equipment, Instruments & Components - 2.0%
Ai Holdings Corp	10,400	179,266
Alps Alpine Co Ltd	46,900	703,792
Amano Corp	14,500	331,468
Anritsu Corp	36,700	960,701
Azbil Corp	132,100	1,175,658
Canon Marketing Japan Inc	28,400	646,362
Citizen Watch Co Ltd	56,000	648,820
Daiwabo Holdings Co Ltd	22,300	454,106
Dexerials Corp	47,700	744,445
Furuno Electric CO Ltd (b)	6,800	315,513
Hakuto Co Ltd	3,400	90,899
Hamamatsu Photonics KK	81,800	1,054,437
Hioki EE Corp	2,600	185,315
Hirose Electric Co Ltd	8,200	1,139,962
Horiba Ltd	9,700	1,350,599
Hosiden Corp	12,100	214,902
Japan Aviation Electronics Industry Ltd	13,200	201,814
Jeol Ltd	12,500	502,834
Kaga Electronics Co Ltd	9,600	257,083
Macnica Holdings Inc	41,300	697,642
Maruwa Co Ltd/Aichi	2,500	1,181,017
Maxell Ltd	9,500	121,387
Meiko Electronics Co Ltd	5,800	1,171,061
Nichicon Corp	11,800	180,490
Nippon Electric Glass Co Ltd	19,100	997,067
Nohmi Bosai Ltd	7,000	183,975
Oki Electric Industry Co Ltd	23,600	510,553
Omron Corp	53,200	1,910,938
Rigaku Holdings Corp (b)	32,900	571,807
Riken Keiki Co Ltd	8,800	189,002
Ryoyo Ryosan Holdings Inc	9,092	157,405
Taiyo Yuden Co Ltd	35,500	1,455,482
Tokyo Electron Device Ltd	5,700	126,658
		20,612,460
IT Services - 0.3%
Argo Graphics Inc	18,500	159,806
BIPROGY Inc	21,600	621,211
Change Holdings Inc (b)	10,600	61,214
Dentsu Soken Inc	22,200	312,223
Digital Garage Inc	5,400	85,335
DTS Corp	37,100	241,777
Future Corp	12,100	118,136
GMO internet group Inc	16,900	334,488
Mitsubishi Research Institute Inc	2,600	74,638
NS Solutions Corp (b)	18,200	421,656
NSD Co Ltd	18,400	315,863
Sakura Internet Inc	8,200	164,172
SHIFT Inc (b)(c)	52,700	222,846
Simplex Holdings Inc	40,400	226,621
TechMatrix Corp	10,700	124,228
Zuken Inc	4,100	115,745
		3,599,959
Semiconductors & Semiconductor Equipment - 1.3%
Ferrotec Corp	12,000	578,540
Japan Material Co Ltd	19,500	224,514
Kokusai Electric Corp	54,500	2,293,651
Megachips Corp	2,700	168,308
Micronics Japan Co Ltd	8,000	672,604
Mitsui High-Tec Inc	25,100	104,587
Rohm Co Ltd	98,100	2,122,390
Rorze Corp	30,100	721,539
RS Technologies Co Ltd	4,100	158,706
Sanken Electric Co Ltd (c)	5,500	331,449
Shibaura Mechatronics Corp	18,000	559,225
Socionext Inc	51,200	623,066
SUMCO Corp	100,400	1,601,847
Tekscend Photomask Corp	12,700	337,913
Tokyo Seimitsu Co Ltd	11,500	1,270,700
Towa Corp	17,000	323,121
Tri Chemical Laboratories Inc	7,500	156,021
Ulvac Inc	13,500	850,129
		13,098,310
Software - 0.3%
Appier Group Inc (b)	19,300	110,687
Cybozu Inc (b)	6,700	89,291
Digital Arts Inc	3,100	110,821
Freee KK (b)(c)	12,700	185,279
Justsystems Corp	6,400	152,174
Money Forward Inc (b)(c)	12,700	388,804
OBIC Business Consultants Co Ltd	8,600	338,020
PKSHA Technology Inc (b)(c)	5,400	113,991
Plus Alpha Consulting Co Ltd	7,200	100,755
Rakus Co Ltd	46,000	254,191
Sansan Inc (c)	20,000	162,175
Systena Corp	73,400	200,790
Trend Micro Inc/Japan (b)	36,500	1,270,492
WingArc1st Inc	5,400	92,093
		3,569,563
Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd	66,600	1,264,749
Eizo Corp	8,500	111,880
Elecom Co Ltd	11,600	120,110
Konica Minolta Inc	136,100	432,794
MCJ Co Ltd (c)	6,600	91,893
Ricoh Co Ltd	155,400	1,310,509
Riso Kagaku Corp	8,900	59,306
Seiko Epson Corp	85,900	1,155,418
Sun Corp (b)	3,400	188,435
Toshiba TEC Corp	9,000	154,984
Wacom Co Ltd	34,400	158,333
		5,048,411
TOTAL INFORMATION TECHNOLOGY		45,928,703
Materials - 4.4%
Chemicals - 2.8%
ADEKA Corp	22,100	553,507
Aica Kogyo Co Ltd	15,300	342,571
Air Water Inc	52,300	741,880
Artience Co Ltd	10,000	249,429
ASAHI YUKIZAI CORP	3,400	124,670
C Uyemura & Co Ltd	2,900	434,161
Chugoku Marine Paints Ltd	11,000	225,305
Daicel Corp	61,100	479,075
Denka Co Ltd	24,000	625,044
DIC Corp	21,600	494,514
Fujimi Inc	14,800	306,117
Fuso Chemical Co Ltd	16,800	351,739
Ise Chemicals Corp (b)	5,100	171,002
JCU Corp	5,600	238,182
Kaneka Corp	12,200	381,578
Kansai Paint Co Ltd	40,500	607,803
KeePer Technical Laboratory Co Ltd (b)	3,600	68,199
KH Neochem Co Ltd	8,900	157,178
Konishi Co Ltd	13,900	125,874
Kumiai Chemical Industry Co Ltd	20,300	98,476
Kuraray Co Ltd	78,600	825,502
Kureha Corp	7,800	195,756
Lintec Corp	12,400	401,274
Mitsubishi Gas Chemical Co Inc	42,200	1,188,130
Mitsui Chemicals Inc	103,400	1,261,385
Nihon Parkerizing Co Ltd	20,500	188,522
Nippon Kayaku Co Ltd	36,600	405,919
Nippon Shokubai Co Ltd	31,200	429,529
Nippon Soda Co Ltd	12,200	282,741
Nissan Chemical Corp (b)	35,000	1,513,384
NOF Corp	57,300	1,170,237
Okamoto Industries Inc	2,500	89,766
Osaka Soda Co Ltd	21,100	252,633
PILLAR Corp /Japan	4,600	270,461
Resonac Holdings Corp (b)	50,173	4,591,539
Sakata INX Corp	11,600	173,142
Sanyo Chemical Industries Ltd	3,300	105,162
Shikoku Kasei Holdings Corp	7,600	243,193
Shin-Etsu Polymer Co Ltd	10,500	142,918
Sumitomo Bakelite Co Ltd	21,400	753,728
Sumitomo Chemical Co Ltd	428,600	1,398,559
T Hasegawa Co Ltd	8,400	154,926
Taiyo Holdings Co Ltd	23,300	717,797
Takasago International Corp	17,000	127,448
Teijin Ltd	50,800	511,599
Toagosei Co Ltd	23,300	253,030
Tokai Carbon Co Ltd	57,700	410,375
Tokuyama Corp	18,500	475,243
Tokyo Ohka Kogyo Co Ltd	27,300	1,604,962
Tosoh Corp	79,500	1,225,075
Toyobo Co Ltd	22,900	209,259
UBE Corp	27,200	412,284
Zacros Corp	15,400	135,169
Zeon Corp	41,900	488,384
		29,385,335
Construction Materials - 0.1%
Maeda Kosen Co Ltd	12,600	147,053
Mitani Sekisan Co Ltd	9,600	105,130
Shinagawa Refra Co Ltd	6,700	81,752
Sumitomo Osaka Cement Co Ltd	8,700	216,660
Taiheiyo Cement Corp	30,300	687,925
		1,238,520
Containers & Packaging - 0.1%
FP Corp	12,600	186,150
Fuji Seal International Inc	11,200	176,995
Rengo Co Ltd	53,900	424,686
Toyo Seikan Group Holdings Ltd	28,300	586,961
		1,374,792
Metals & Mining - 1.2%
Aichi Steel Corp	9,300	171,512
ARE Holdings Inc	21,500	492,168
Daido Steel Co Ltd	37,100	433,733
Dowa Holdings Co Ltd	15,000	912,773
Kobe Steel Ltd	107,200	1,321,136
Kyoei Steel Ltd	5,300	64,366
Maruichi Steel Tube Ltd	50,500	468,971
Mitsubishi Materials Corp	35,600	1,173,118
Mitsui Kinzoku Co Ltd	16,400	4,506,043
Nippon Light Metal Holdings Co Ltd	15,800	289,370
Nittetsu Mining Co Ltd (b)	12,500	196,069
Osaka Steel Co Ltd (b)(c)	3,500	55,001
Tokyo Steel Manufacturing Co Ltd	15,300	166,316
UACJ Corp	42,200	744,574
Yamato Kogyo Co Ltd	10,600	809,117
Yodoko Ltd	29,000	248,999
		12,053,266
Paper & Forest Products - 0.2%
Daio Paper Corp	24,100	147,381
Hokuetsu Corp	29,900	169,802
Nippon Paper Industries Co Ltd	28,200	236,626
Oji Holdings Corp	216,600	1,138,752
		1,692,561
TOTAL MATERIALS		45,744,474
Real Estate - 2.9%
Diversified REITs - 0.7%
Activia Properties Inc	583	524,298
Daiwa House REIT Investment Corp	1,244	1,000,479
Hankyu Hanshin REIT Inc	177	168,873
Heiwa Real Estate REIT Inc	328	308,226
Hulic Reit Inc	367	382,911
KDX Realty Investment Corp	1,172	1,224,165
Mirai Corp	538	158,139
MIRARTH Real Estate Investment Corp	280	157,487
Mori Trust Reit Inc	757	367,168
Nomura Real Estate Master Fund Inc	1,127	1,165,364
NTT UD REIT Investment Corp	398	349,487
Sekisui House Reit Inc	1,176	639,780
Star Asia Investment Corp	762	274,155
United Urban Investment Corp	891	1,008,116
		7,728,648
Hotel & Resort REITs - 0.2%
Hoshino Resorts REIT Inc	167	270,101
Invincible Investment Corp	2,179	857,322
Japan Hotel REIT Investment Corp	1,680	839,568
		1,966,991
Industrial REITs - 0.5%
CRE Logistics REIT Inc	167	165,247
GLP J-REIT	1,309	1,134,434
Industrial & Infrastructure Fund Investment Corp	685	641,150
Japan Logistics Fund Inc	707	430,623
LaSalle Logiport REIT	510	498,519
Mitsubishi Estate Logistics REIT Investment Corp	400	310,724
Mitsui Fudosan Logistics Park Inc	922	661,703
Nippon Prologis REIT Inc	1,929	1,104,851
SOSiLA Logistics REIT Inc	193	151,803
		5,099,054
Office REITs - 0.5%
Daiwa Office Investment Corp	160	342,017
Global One Real Estate Investment Corp	310	242,105
Ichigo Office REIT Investment Corp	281	162,979
Japan Excellent Inc	311	284,409
Japan Prime Realty Investment Corp	991	627,356
Japan Real Estate Investment Corp	1,836	1,405,247
Mori Hills REIT Investment Corp	414	354,858
NIPPON REIT Investment Corp	499	285,686
Orix JREIT Inc	1,494	949,503
Tokyu REIT Inc	218	268,874
		4,923,034
Real Estate Management & Development - 0.6%
Goldcrest Co Ltd	4,000	85,272
Heiwa Real Estate Co Ltd	11,100	172,218
Ichigo Inc	56,700	180,936
Kasumigaseki Capital Co Ltd (b)	5,600	232,761
Katitas Co Ltd	14,600	291,454
Keihanshin Building Co Ltd	8,300	99,729
Leopalace21 Corp	56,800	236,675
Nomura Real Estate Holdings Inc	158,300	1,032,789
Relo Group Inc	26,200	327,982
Starts Corp Inc	9,200	280,884
Sun Frontier Fudousan Co Ltd	6,500	111,564
Tokyo Tatemono Co Ltd	53,700	1,235,679
Tokyu Fudosan Holdings Corp	165,100	1,405,684
Tosei Corp	16,400	170,395
		5,864,022
Residential REITs - 0.2%
Advance Residence Investment Corp	817	844,555
Comforia Residential REIT Inc	573	403,036
Daiwa Securities Living Investments Corp	576	396,169
Mitsui Fudosan Accommodations Fund Inc	681	568,895
Samty Residential Investment Corp	97	64,524
		2,277,179
Retail REITs - 0.2%
AEON REIT Investment Corp	451	361,619
Frontier Real Estate Investment Corp	689	377,383
Fukuoka REIT Corp	196	226,530
Japan Metropolitan Fund Invest	2,061	1,529,046
		2,494,578
TOTAL REAL ESTATE		30,353,506
Utilities - 0.7%
Electric Utilities - 0.5%
Chugoku Electric Power Co Inc/The	89,600	513,960
Hokkaido Electric Power Co Inc (b)	48,900	317,931
Hokuriku Electric Power Co	48,000	267,211
Kyushu Electric Power Co Inc	122,300	1,322,299
Shikoku Electric Power Co Inc	44,200	440,063
Tohoku Electric Power Co Inc	137,400	959,706
Tokyo Electric Power Co Holdings Inc (c)	437,100	1,664,104
		5,485,274
Gas Utilities - 0.1%
K&O Energy Group Inc	3,200	97,482
Nippon Gas Co Ltd	30,500	523,582
Shizuoka Gas Co Ltd	10,700	96,225
Toho Gas Co Ltd	72,800	546,631
		1,263,920
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	41,700	1,020,520
TOTAL UTILITIES		7,769,714
TOTAL JAPAN		373,779,777
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
RTL Group SA (Germany)	11,103	426,766
SES SA Series A depository receipt	103,665	855,316
TOTAL COMMUNICATION SERVICES		1,282,082
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	12,501	665,806
TOTAL LUXEMBOURG		1,947,888
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MGM China Holdings Ltd	269,200	404,113
SJM Holdings Ltd (b)(c)	809,000	213,703
Wynn Macau Ltd	460,800	335,972

TOTAL MACAU		953,788
NETHERLANDS - 1.3%
Communication Services - 0.0%
Media - 0.0%
Havas NV	18,299	347,921
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (c)(d)(e)	14,101	472,658
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Redcare Pharmacy NV (b)(c)(d)(e)	4,692	266,527
Sligro Food Group NV	7,007	106,909
TOTAL CONSUMER STAPLES		373,436
Energy - 0.2%
Energy Equipment & Services - 0.2%
SBM Offshore NV	39,297	1,680,647
SBM Offshore NV rights 5/4/2026 (c)(f)	39,051	22,957
		1,703,604
Oil, Gas & Consumable Fuels - 0.0%
Koninklijke Vopak NV	16,603	830,888
TOTAL ENERGY		2,534,492
Financials - 0.1%
Capital Markets - 0.1%
Flow Traders Ltd (c)	9,780	314,735
Van Lanschot Kempen NV depository receipt	8,074	617,838
TOTAL FINANCIALS		932,573
Health Care - 0.1%
Biotechnology - 0.1%
Pharming Group NV (c)	199,847	335,876
Pharmaceuticals - 0.0%
Pharvaris NV (c)	6,469	200,604
TOTAL HEALTH CARE		536,480
Industrials - 0.7%
Air Freight & Logistics - 0.0%
PostNL NV	93,277	103,727
PostNL NV rights (c)(f)	93,277	4,379
		108,106
Construction & Engineering - 0.2%
Fugro NV (b)	32,101	465,291
Fugro NV rights 5/13/2026 (b)(c)(f)	32,101	5,651
Koninklijke BAM Groep NV	69,690	764,343
Koninklijke Heijmans N.V depository receipt (c)	7,038	710,786
		1,946,071
Electrical Equipment - 0.1%
TKH Group NV depository receipt	11,006	562,156
Machinery - 0.1%
Aalberts NV	28,112	1,065,035
Aalberts NV rights (c)(f)	27,697	37,383
		1,102,418
Professional Services - 0.1%
Arcadis NV	20,601	880,092
Trading Companies & Distributors - 0.2%
IMCD NV (c)	16,927	1,989,617
TOTAL INDUSTRIALS		6,588,460
Information Technology - 0.0%
Software - 0.0%
TomTom NV (c)	15,826	86,370
Materials - 0.1%
Chemicals - 0.1%
Corbion NV	14,992	334,312
OCI NV	30,050	127,177
		461,489
Metals & Mining - 0.0%
AMG Critical Materials NV	8,736	366,853
TOTAL MATERIALS		828,342
Real Estate - 0.1%
Retail REITs - 0.1%
Eurocommercial Properties NV	12,534	410,424
Wereldhave NV	10,598	273,643
TOTAL REAL ESTATE		684,067
TOTAL NETHERLANDS		13,384,799
NEW ZEALAND - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Spark New Zealand Ltd	537,359	659,918
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (c)	260,293	327,377
Industrials - 0.1%
Building Products - 0.1%
Fletcher Building Ltd (c)	305,437	504,549
Passenger Airlines - 0.0%
Air New Zealand Ltd	467,863	117,494
TOTAL INDUSTRIALS		622,043
Real Estate - 0.0%
Industrial REITs - 0.0%
Goodman New Zealand Ltd & Goodman Property Services NZ Ltd	306,310	344,736
Retail REITs - 0.0%
Kiwi Property Group Ltd	465,784	252,342
TOTAL REAL ESTATE		597,078
Utilities - 0.1%
Electric Utilities - 0.1%
Mercury NZ Ltd	205,583	813,958
TOTAL NEW ZEALAND		3,020,374
NORWAY - 2.0%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Vend Marketplaces ASA B Shares	48,980	1,347,060
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	45,903	468,706
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	26,095	263,071
Leroy Seafood Group ASA	75,777	371,659
TOTAL CONSUMER STAPLES		634,730
Energy - 0.5%
Energy Equipment & Services - 0.3%
Aker Solutions ASA	84,488	384,472
BW Offshore Ltd	25,783	146,381
DOF Group ASA A Shares	42,099	624,349
Odfjell Drilling Ltd	33,809	362,733
TGS ASA	55,985	909,446
		2,427,381
Oil, Gas & Consumable Fuels - 0.2%
BLUENORD ASA	6,388	406,115
DNO ASA A Shares	125,295	268,179
Frontline PLC (Norway)	41,451	1,507,765
		2,182,059
TOTAL ENERGY		4,609,440
Financials - 0.7%
Banks - 0.3%
SpareBank 1 Nord Norge	27,048	458,181
Sparebank 1 Oestlandet	13,643	299,670
SpareBank 1 SMN	37,211	830,597
SpareBank 1 Sor-Norge ASA	59,231	1,278,639
		2,867,087
Insurance - 0.4%
Protector Forsikring ASA	15,266	768,845
Storebrand ASA A Shares	118,259	2,281,011
		3,049,856
TOTAL FINANCIALS		5,916,943
Industrials - 0.4%
Construction & Engineering - 0.0%
Norconsult Norge AS	32,103	136,351
Industrial Conglomerates - 0.0%
Aker ASA A Shares	6,350	736,117
Machinery - 0.2%
AutoStore Holdings Ltd (c)(d)(e)	341,235	436,456
Kongsberg Maritime AS	125,702	823,840
TOMRA Systems ASA	64,164	649,279
		1,909,575
Marine Transportation - 0.2%
Hoegh Autoliners ASA	30,131	430,922
MPC Container Ships ASA	101,217	239,476
Odfjell SE A Shares	5,262	65,656
Stolt-Nielsen Ltd	6,651	216,802
Wallenius Wilhelmsen ASA	30,087	385,152
Wilh Wilhelmsen Holding ASA A Shares	3,263	243,720
		1,581,728
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA	152,367	238,384
TOTAL INDUSTRIALS		4,602,155
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Kitron ASA	62,184	673,878
Norbit ASA	9,951	244,459
		918,337
Semiconductors & Semiconductor Equipment - 0.1%
Nordic Semiconductor ASA (c)	51,159	1,043,644
Software - 0.0%
LINK Mobility Group Holding ASA (b)(c)	74,553	199,083
TOTAL INFORMATION TECHNOLOGY		2,161,064
Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (d)(e)	81,211	237,549
Containers & Packaging - 0.0%
Elopak ASA	38,880	150,027
TOTAL MATERIALS		387,576
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (d)(e)	13,163	149,465
Public Property Invest AS A Shares (b)	65,940	139,784
TOTAL REAL ESTATE		289,249
TOTAL NORWAY		20,416,923
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Hochschild Mining PLC	95,184	806,920
PORTUGAL - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA (c)	58,622	386,666
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sonae SGPS SA	228,259	521,862
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	23,094	173,738
Construction & Engineering - 0.0%
Mota-Engil SGPS SA (b)	26,313	148,976
TOTAL INDUSTRIALS		322,714
Materials - 0.2%
Containers & Packaging - 0.1%
Corticeira Amorim SGPS SA	11,434	86,153
Paper & Forest Products - 0.1%
Altri SGPS SA (b)	17,958	105,171
Navigator Co SA/The (b)	60,807	238,792
Semapa-Sociedade de Investimento e Gestao	4,484	122,093
		466,056
TOTAL MATERIALS		552,209
Utilities - 0.0%
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	104,519	463,074
TOTAL PORTUGAL		2,246,525
SINGAPORE - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (e)	830,700	664,456
Wireless Telecommunication Services - 0.0%
StarHub Ltd (b)	172,500	143,725
TOTAL COMMUNICATION SERVICES		808,181
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Singapore Ltd (b)	1,739,200	933,287
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Olam Group Ltd	275,700	222,709
Sheng Siong Group Ltd	194,200	462,920
		685,629
Food Products - 0.0%
Food Empire Holdings Ltd	62,500	161,116
TOTAL CONSUMER STAPLES		846,745
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BW LPG Ltd (d)(e)	27,113	541,692
China Aviation Oil Singapore Corp Ltd (c)	73,600	122,753
Hafnia Ltd	79,933	708,765
TOTAL ENERGY		1,373,210
Financials - 0.1%
Capital Markets - 0.1%
iFAST Corp Ltd (b)	49,500	340,745
UOB-Kay Hian Holdings Ltd (c)	83,400	267,099
Yangzijiang Financial Holding Ltd (c)	548,100	112,840
TOTAL FINANCIALS		720,684
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Riverstone Holdings Ltd (b)	173,600	101,731
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	243,300	191,719
TOTAL HEALTH CARE		293,450
Industrials - 0.3%
Air Freight & Logistics - 0.0%
Singapore Post Ltd	483,900	131,401
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	616,000	717,188
Machinery - 0.1%
Hong Leong Asia Ltd (c)	53,200	121,581
Seatrium Ltd	638,800	1,184,245
		1,305,826
Marine Transportation - 0.0%
Yangzijiang Maritime Development Ltd (b)	548,100	291,427
Transportation Infrastructure - 0.1%
SATS Ltd	259,758	676,074
SIA Engineering Co Ltd	80,100	197,779
		873,853
TOTAL INDUSTRIALS		3,319,695
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Venture Corp Ltd	78,300	999,416
Semiconductors & Semiconductor Equipment - 0.0%
UMS Integration Ltd (b)	204,250	351,247
TOTAL INFORMATION TECHNOLOGY		1,350,663
Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	1,213,230	518,845
Real Estate - 1.2%
Diversified REITs - 0.1%
Mapletree Pan Asia Commercial Trust	676,100	686,997
Stoneweg Europe Stapled Trust unit	104,790	191,130
Suntec Real Estate Investment Trust	552,100	649,640
		1,527,767
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	129,300	409,121
Hotel & Resort REITs - 0.1%
CapitaLand Ascott Trust unit	773,600	545,018
CDL Hospitality Trusts unit	237,100	151,213
Far East Hospitality Trust unit	300,500	135,940
		832,171
Industrial REITs - 0.4%
AIMS APAC REIT	161,673	191,792
ESR-REIT	173,286	329,899
Frasers Logistics & Commercial Trust (e)	812,100	613,734
Mapletree Industrial Trust	609,145	945,315
Mapletree Logistics Trust	1,026,475	988,186
		3,068,926
Office REITs - 0.1%
Keppel REIT (b)	953,621	671,412
Real Estate Management & Development - 0.3%
Capitaland India Trust	272,165	224,893
Centurion Corp Ltd	57,200	73,788
City Developments Ltd	142,300	915,835
Propnex Ltd (e)	52,500	72,318
UOL Group Ltd	133,500	1,116,823
		2,403,657
Residential REITs - 0.0%
Centurion Accommodation Reit	145,800	126,164
Retail REITs - 0.1%
CapitaLand China Trust	350,200	183,124
Frasers Centrepoint Trust	379,894	700,077
Lendlease Global Commercial REIT	717,732	322,313
Starhill Global REIT	436,374	188,998
		1,394,512
Specialized REITs - 0.1%
Digital Core REIT Management Pte Ltd	259,000	133,733
Keppel DC REIT	590,447	1,092,761
NTT DC REIT	204,800	201,158
		1,427,652
TOTAL REAL ESTATE		11,861,382
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Kenon Holdings Ltd/Singapore	5,909	546,649
TOTAL SINGAPORE		22,572,791
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Pan African Resources PLC	577,052	1,096,172
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (c)(d)(e)	36,409	473,548
TOTAL SOUTH AFRICA		1,569,720
SPAIN - 1.5%
Communication Services - 0.0%
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	28,366	172,451
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
CIE Automotive SA	12,227	416,156
Gestamp Automocion SA (d)(e)	41,446	156,874
		573,030
Hotels, Restaurants & Leisure - 0.1%
Cirsa Enterprises SA	9,483	143,128
eDreams ODIGEO SA (b)(c)	24,088	98,524
HBX Group International PLC (b)(c)	20,855	170,356
Melia Hotels International SA	31,451	410,099
		822,107
Household Durables - 0.0%
Neinor Homes SA (d)(e)	12,593	245,935
TOTAL CONSUMER DISCRETIONARY		1,641,072
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Distribuidora Internacional de Alimentacion SA (c)	4,134	190,193
Food Products - 0.1%
Viscofan SA	10,595	746,090
TOTAL CONSUMER STAPLES		936,283
Energy - 0.0%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (c)	12,584	520,762
Financials - 0.1%
Banks - 0.1%
Unicaja Banco SA (d)(e)	292,830	949,244
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	156,039	217,931
TOTAL FINANCIALS		1,167,175
Health Care - 0.1%
Biotechnology - 0.0%
Pharma Mar SA	3,599	405,501
Pharmaceuticals - 0.1%
Almirall SA	21,279	314,174
Laboratorios Farmaceuticos Rovi SA	5,116	476,749
		790,923
TOTAL HEALTH CARE		1,196,424
Industrials - 0.4%
Air Freight & Logistics - 0.1%
Logista Integral SA	17,085	667,324
Commercial Services & Supplies - 0.1%
Befesa SA (d)(e)	9,866	378,641
Prosegur Cash SA (d)(e)	83,530	64,115
Prosegur Comp Securidad SA	30,936	97,850
		540,606
Construction & Engineering - 0.1%
Elecnor SA	11,116	493,802
Sacyr SA	149,134	818,797
		1,312,599
Machinery - 0.1%
Construcciones y Auxiliar de Ferrocarriles SA	5,473	411,096
Fluidra SA	27,740	647,560
		1,058,656
TOTAL INDUSTRIALS		3,579,185
Materials - 0.1%
Containers & Packaging - 0.1%
Vidrala SA	6,545	590,710
Metals & Mining - 0.0%
Atalaya Mining Copper SA	27,889	281,968
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (b)(c)	31,947	91,712
TOTAL MATERIALS		964,390
Real Estate - 0.2%
Diversified REITs - 0.2%
Merlin Properties Socimi SA	113,029	1,969,949
Office REITs - 0.0%
Colonial SFL Socimi SA (b)	80,945	517,756
TOTAL REAL ESTATE		2,487,705
Utilities - 0.3%
Gas Utilities - 0.2%
Enagas SA	67,218	1,345,081
Independent Power and Renewable Electricity Producers - 0.1%
Grenergy Renovables SA (c)	4,064	576,181
Solaria Energia y Medio Ambiente SA (c)	21,336	608,747
		1,184,928
TOTAL UTILITIES		2,530,009
TOTAL SPAIN		15,195,456
SWEDEN - 4.6%
Communication Services - 0.1%
Entertainment - 0.1%
Coffee Stain Group AB B Shares	36,248	84,939
Embracer Group AB B Shares (b)(c)	37,443	255,899
Hacksaw AB (c)	16,425	150,859
Modern Times Group MTG AB B Shares (c)	24,819	338,438
Paradox Interactive AB	10,628	155,171
		985,306
Interactive Media & Services - 0.0%
Hemnet Group AB	24,532	314,862
Media - 0.0%
Storytel AB B Shares (c)	16,414	170,047
TOTAL COMMUNICATION SERVICES		1,470,215
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Dometic Group AB (c)(d)	90,804	306,852
Broadline Retail - 0.0%
Boozt AB (c)(d)(e)	15,308	196,143
Rusta AB	15,818	172,695
		368,838
Diversified Consumer Services - 0.0%
AcadeMedia AB (d)(e)	21,700	232,682
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	31,934	324,779
Scandic Hotels Group AB (d)(e)	43,064	417,452
SkiStar AB B Shares	10,594	182,901
		925,132
Household Durables - 0.1%
Electrolux AB B Shares (c)	62,599	344,972
JM AB	17,370	216,919
		561,891
Leisure Products - 0.2%
Asmodee Group AB B Shares (c)	44,634	598,971
MIPS AB (e)	7,508	221,351
Thule Group AB (d)(e)	30,713	761,110
		1,581,432
Specialty Retail - 0.1%
Bilia AB A Shares	17,865	243,031
Clas Ohlson AB B Shares	11,140	480,699
Synsam AB	33,625	206,133
		929,863
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	26,216	273,582
TOTAL CONSUMER DISCRETIONARY		5,180,272
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
Apotea Sverige AB (b)(c)	16,098	137,481
Axfood AB B Shares	31,095	949,412
		1,086,893
Food Products - 0.2%
AAK AB	51,702	1,475,000
Cloetta AB B Shares	53,111	272,321
		1,747,321
TOTAL CONSUMER STAPLES		2,834,214
Financials - 0.5%
Banks - 0.1%
Avarda Bank AB (c)(e)	7,356	133,054
Noba (c)	49,779	456,127
Norion Bank AB (c)	11,741	66,889
		656,070
Capital Markets - 0.3%
Avanza Bank Holding AB	36,013	1,292,259
Bure Equity AB	15,974	461,949
Nordnet AB	39,580	1,298,935
Ratos AB B Shares	59,286	209,719
		3,262,862
Consumer Finance - 0.0%
Hoist Finance AB (d)(e)	13,672	210,423
Financial Services - 0.1%
Creades AB A Shares	14,459	111,190
Kinnevik AB B Shares (c)	69,184	394,149
Svolder AB B Shares	26,079	145,468
		650,807
TOTAL FINANCIALS		4,780,162
Health Care - 0.8%
Biotechnology - 0.1%
BioArctic AB B Shares (c)(d)(e)	12,697	445,294
BioGaia AB B Shares	26,214	337,018
BoneSupport Holding AB (c)(d)(e)	15,952	381,144
Vitrolife AB	21,216	240,591
		1,404,047
Health Care Equipment & Supplies - 0.2%
Arjo AB B Shares	58,254	152,942
Elekta AB B Shares	104,802	604,447
Getinge AB B Shares	65,650	1,305,143
Vimian Group AB (b)(c)	59,568	194,200
Xvivo Perfusion AB (b)(c)	7,143	212,292
		2,469,024
Health Care Providers & Services - 0.2%
Ambea AB (d)(e)	21,640	328,370
Asker Healthcare Group AB (c)	59,783	489,194
Attendo AB (d)(e)	34,340	395,741
Medicover Ab B Shares	19,091	429,058
		1,642,363
Health Care Technology - 0.1%
RaySearch Laboratories AB B Shares	8,605	175,870
Sectra AB B Shares	39,421	1,089,625
		1,265,495
Life Sciences Tools & Services - 0.1%
AddLife AB B Shares	33,553	519,317
Medcap AB (c)	3,461	179,858
		699,175
Pharmaceuticals - 0.1%
Camurus AB (c)	11,223	645,465
TOTAL HEALTH CARE		8,125,569
Industrials - 0.9%
Aerospace & Defense - 0.0%
INVISIO AB	10,456	301,243
Mildef Group AB (b)	11,394	213,620
		514,863
Building Products - 0.1%
Inwido AB	16,455	250,049
Lindab International AB	21,350	351,025
Munters Group AB (d)(e)	36,749	796,456
		1,397,530
Commercial Services & Supplies - 0.2%
Bravida Holding AB (d)(e)	58,278	602,174
Intrum AB (c)	25,425	98,090
Loomis AB	19,694	912,523
Sdiptech AB B Shares (c)	9,065	222,090
		1,834,877
Construction & Engineering - 0.3%
Instalco AB (e)	68,854	285,476
NCC AB B Shares	25,081	541,132
Peab AB B Shares	49,385	478,459
Sweco AB B Shares	62,099	848,815
		2,153,882
Electrical Equipment - 0.1%
AQ Group AB	17,326	410,221
Plejd AB (c)	2,219	241,782
		652,003
Industrial Conglomerates - 0.1%
Nolato AB B Shares	54,845	294,637
Storskogen Group AB B Shares	428,052	418,930
		713,567
Machinery - 0.1%
Alimak Group AB (d)(e)	20,006	236,187
Electrolux Professional AB B Shares	63,651	318,850
Engcon AB B Shares	11,465	82,950
Husqvarna AB B Shares	102,661	494,556
Troax Group AB	11,209	129,175
VBG Group AB B Shares	5,075	184,690
		1,446,408
Professional Services - 0.0%
AFRY AB B Shares	28,030	339,417
Trading Companies & Distributors - 0.0%
Bufab AB	37,998	488,106
TOTAL INDUSTRIALS		9,540,653
Information Technology - 0.5%
Communications Equipment - 0.1%
HMS Networks AB	9,327	544,502
Electronic Equipment, Instruments & Components - 0.3%
Lagercrantz Group AB B Shares	57,267	1,496,066
Mycronic AB	44,968	1,407,571
Ncab Group Ab (c)	50,564	394,862
		3,298,499
IT Services - 0.1%
Addnode Group AB B Shares	35,924	186,181
Atea ASA	22,306	376,072
		562,253
Software - 0.0%
Truecaller AB B Shares	81,220	106,003
Vitec Software Group AB B Shares	9,696	267,375
Yubico AB (c)	13,744	63,534
		436,912
Technology Hardware, Storage & Peripherals - 0.0%
Dynavox Group AB (c)	30,023	266,485
TOTAL INFORMATION TECHNOLOGY		5,108,651
Materials - 0.4%
Chemicals - 0.1%
Hexpol AB B Shares (c)	76,084	619,286
Containers & Packaging - 0.0%
Billerud Aktiebolag	63,844	435,641
Metals & Mining - 0.3%
Alleima AB	53,623	475,958
Granges AB	30,159	567,395
SSAB AB A Shares	60,533	540,504
SSAB AB B Shares	182,154	1,642,253
		3,226,110
TOTAL MATERIALS		4,281,037
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Atrium Ljungberg AB B Shares	73,763	236,882
Castellum AB	106,146	1,354,309
Catena AB	12,899	607,735
Cibus Real Estate AB publ	19,789	314,858
Corem Property Group AB B Shares	187,572	64,930
Dios Fastigheter AB	30,450	209,591
Fabege AB	58,246	487,342
FastPartner AB A Shares	13,011	55,804
Hufvudstaden AB A Shares	31,655	420,684
Intea Fastigheter AB B Shares	32,454	259,063
Logistea AB B Shares	89,564	135,810
NP3 Fastigheter AB	9,670	272,837
Nyfosa AB	47,507	344,748
Pandox AB B Shares	30,671	562,743
Platzer Fastigheter Holding AB B Shares	17,244	129,058
Samhallsbyggnadsbolaget i Norden AB B Shares (c)	317,353	115,492
Sveafastigheter AB (c)	17,059	62,543
Wallenstam AB B Shares	109,631	464,991
Wihlborgs Fastigheter AB	78,859	696,110
TOTAL REAL ESTATE		6,795,530
TOTAL SWEDEN		48,116,303
SWITZERLAND - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG Series A	19,436	1,160,663
Interactive Media & Services - 0.0%
SMG Swiss Marketplace Group AG (d)(e)	6,974	249,916
Media - 0.0%
TX Group AG	958	152,034
TOTAL COMMUNICATION SERVICES		1,562,613
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoneum Holding AG	663	96,732
Specialty Retail - 0.0%
Mobilezone Holding AG	10,955	203,860
TOTAL CONSUMER DISCRETIONARY		300,592
Consumer Staples - 0.1%
Food Products - 0.1%
Aryzta AG (c)	6,722	536,831
Emmi AG (b)	608	635,741
TOTAL CONSUMER STAPLES		1,172,572
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TORM PLC Series A	17,291	554,537
Financials - 0.5%
Banks - 0.1%
Valiant Holding AG	4,513	1,048,904
Capital Markets - 0.3%
Cie Financiere Tradition SA (c)	566	212,970
EFG International AG	30,759	661,357
Swissquote Group Holding SA	3,087	1,559,797
Vontobel Holding AG	8,091	685,511
		3,119,635
Consumer Finance - 0.1%
Cembra Money Bank AG	8,594	1,050,946
Insurance - 0.0%
Vaudoise Assurances Holding SA Series B (c)	256	268,008
TOTAL FINANCIALS		5,487,493
Health Care - 0.6%
Biotechnology - 0.1%
Basilea Pharmaceutica Ag Allschwil (c)	3,606	251,061
Idorsia Ltd (c)	42,372	199,780
Kuros Biosciences AG (b)(c)	7,844	203,592
		654,433
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (d)(e)	1,988	360,275
Ypsomed Holding AG (b)	1,161	405,648
		765,923
Health Care Providers & Services - 0.1%
Galenica AG (d)(e)	14,251	1,518,392
Life Sciences Tools & Services - 0.3%
Bachem Holding AG Series B (b)	9,619	871,601
Siegfried Holding AG (b)	11,076	1,115,609
SKAN Group AG	3,548	207,063
Tecan Group AG	3,651	549,975
		2,744,248
Pharmaceuticals - 0.0%
Dottikon Es Holding AG (c)	992	435,472
TOTAL HEALTH CARE		6,118,468
Industrials - 1.7%
Building Products - 0.1%
dormakaba Holding AG Series B	8,526	566,327
Forbo Holding AG	276	259,274
Zehnder Group AG	2,512	211,222
		1,036,823
Construction & Engineering - 0.1%
Burkhalter Holding AG	2,111	500,362
Implenia AG	4,477	352,384
		852,746
Electrical Equipment - 0.4%
Accelleron Industries AG	27,039	2,893,019
Huber + Suhner AG	4,098	1,187,940
R&S Group Holding AG Series A	8,564	286,727
		4,367,686
Ground Transportation - 0.0%
Jungfraubahn Holding AG	1,408	491,948
Machinery - 0.7%
Bucher Industries AG	1,893	749,835
Burckhardt Compression Holding AG	871	581,893
Bystronic AG	438	109,087
Daetwyler Holding AG	2,154	432,812
Georg Fischer AG	22,407	1,222,800
Interroll Holding AG	206	430,798
Kardex Holding AG (c)	1,768	631,307
OC Oerlikon Corp AG Pfaeffikon	52,769	230,634
Sfs Group Ag	4,984	759,066
Stadler Rail AG (b)	15,650	455,870
Sulzer AG	5,423	1,029,978
		6,634,080
Professional Services - 0.1%
Adecco Group AG	48,375	1,109,465
Adecco Group AG rights (b)(c)(f)	47,947	61,364
		1,170,829
Trading Companies & Distributors - 0.1%
Bossard Holding AG Series A	1,609	328,451
DKSH Holding AG	10,192	777,428
		1,105,879
Transportation Infrastructure - 0.2%
Flughafen Zurich AG	5,718	1,621,692
TOTAL INDUSTRIALS		17,281,683
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.3%
ALSO Holding AG	1,644	337,490
Cicor Technologies Ltd (c)	739	129,952
Comet Holding AG	2,103	826,289
Inficon Holding AG	4,869	899,832
Landis+Gyr Group AG	7,396	496,001
Sensirion Holding AG (c)(d)(e)	2,697	232,646
		2,922,210
Software - 0.1%
Temenos AG	15,490	1,465,043
TOTAL INFORMATION TECHNOLOGY		4,387,253
Materials - 0.2%
Chemicals - 0.1%
Clariant AG	61,382	632,006
Containers & Packaging - 0.1%
SIG Group AG (b)(c)	87,721	1,422,442
Vetropack Holding AG Series A	3,696	95,788
		1,518,230
TOTAL MATERIALS		2,150,236
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Allreal Holding AG	4,273	1,167,576
Hiag Immobilien Holding AG	1,312	229,035
International Workplace Group PLC	211,840	532,707
Intershop Holding AG	1,616	350,769
Mobimo Holding AG	2,130	1,016,817
PSP Swiss Property AG	13,114	2,619,947
TOTAL REAL ESTATE		5,916,851
TOTAL SWITZERLAND		44,932,298
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (c)	225,303	612,549
UNITED KINGDOM - 10.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.1%
Gamma Communications PLC	26,377	324,612
Zegona Communications plc	53,238	1,276,456
		1,601,068
Interactive Media & Services - 0.2%
Baltic Classifieds Group PLC	127,600	337,366
MONY Group PLC	142,857	345,630
Rightmove PLC	216,958	1,279,509
Trustpilot Group PLC (c)(d)(e)	100,966	357,762
		2,320,267
Media - 0.3%
4imprint Group PLC	8,012	397,281
Future PLC	27,150	123,320
ITV PLC	971,546	1,057,625
WPP PLC	307,011	1,111,555
		2,689,781
TOTAL COMMUNICATION SERVICES		6,611,116
Consumer Discretionary - 1.7%
Automobiles - 0.0%
Aston Martin Lagonda Global Holdings PLC (b)(c)(d)(e)	71,084	39,117
Broadline Retail - 0.1%
B&M European Value Retail plc	286,074	651,647
Thg PLC (c)	183,040	77,511
		729,158
Distributors - 0.1%
Inchcape PLC	94,387	1,061,147
Diversified Consumer Services - 0.0%
ME Group International PLC	65,629	130,385
Hotels, Restaurants & Leisure - 0.3%
Domino's Pizza Group PLC	108,343	285,862
Greggs PLC (b)	29,493	608,812
Hollywood Bowl Group PLC	48,129	166,676
J D Wetherspoon PLC	20,838	165,879
Mitchells & Butlers PLC (c)	77,373	264,793
Playtech Plc (b)	75,117	373,086
PPHE Hotel Group Ltd	6,653	136,882
Rank Group PLC	51,661	66,994
SSP Group Plc	225,549	487,689
Trainline PLC (c)(d)(e)	113,484	367,836
Young & Co's Brewery PLC Class A	9,734	101,726
		3,026,235
Household Durables - 0.6%
Bellway PLC	33,455	868,141
Berkeley Group Holdings PLC (c)	27,068	1,178,526
Crest Nicholson Holdings plc	66,500	59,723
Persimmon PLC	91,280	1,312,893
Taylor Wimpey PLC	1,011,081	1,070,670
Vistry Group PLC (c)	90,999	404,666
		4,894,619
Leisure Products - 0.2%
Games Workshop Group PLC	9,461	2,509,153
Specialty Retail - 0.2%
AO World PLC (c)	89,256	106,759
Currys PLC	284,764	483,204
Dunelm Group PLC	37,488	383,609
Frasers Group PLC (c)	31,922	284,735
Moonpig Group PLC	85,996	247,144
Pets at Home Group Plc	129,183	316,414
Watches of Switzerland Group PLC (c)(d)	63,163	440,059
WH Smith PLC	35,898	249,370
		2,511,294
Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group PLC (c)	102,769	1,619,101
Coats Group PLC	547,794	619,436
Dr Martens PLC	162,891	137,869
		2,376,406
TOTAL CONSUMER DISCRETIONARY		17,277,514
Consumer Staples - 0.3%
Beverages - 0.1%
AG Barr PLC	31,916	278,384
Fevertree Drinks PLC	28,197	311,749
		590,133
Consumer Staples Distribution & Retail - 0.0%
Ocado Group PLC (c)	155,309	416,333
Food Products - 0.2%
Cranswick PLC	14,765	1,082,931
Hilton Food Group PLC	23,298	170,719
MP Evans Group PLC	11,114	271,918
Premier Foods PLC	187,991	505,734
Tate & Lyle PLC	107,783	538,410
		2,569,712
TOTAL CONSUMER STAPLES		3,576,178
Energy - 0.6%
Energy Equipment & Services - 0.3%
Hunting PLC	35,905	248,197
Paratus Energy Services Ltd	25,236	140,008
Subsea 7 SA	64,340	2,313,954
		2,702,159
Oil, Gas & Consumable Fuels - 0.3%
DCC PLC	24,431	1,841,745
Harbour Energy PLC	160,050	638,119
Serica Energy PLC	72,415	283,791
Yellow Cake PLC (c)(d)(e)	68,327	563,899
		3,327,554
TOTAL ENERGY		6,029,713
Financials - 2.4%
Banks - 0.1%
Close Brothers Group PLC (c)	42,538	255,035
Metro Bank Holdings PLC (c)	95,668	194,229
Shawbrook Group PLC (d)(e)	36,859	164,511
		613,775
Capital Markets - 1.7%
Aberdeen Group PLC	530,069	1,501,007
AJ Bell PLC	96,964	686,108
Allfunds Group Plc	85,585	875,896
Ashmore Group PLC	121,537	343,332
Bridgepoint Group PLC (d)(e)	70,522	240,099
CMC Markets PLC (d)(e)	27,914	139,781
Foresight Group Holdings Ltd	22,943	125,035
ICG PLC	83,389	2,059,509
IG Group Holdings PLC	96,940	1,982,624
Integrafin Holdings Ltd (e)	85,587	379,668
Investec PLC	166,745	1,427,190
IP Group PLC (c)	252,086	210,618
Jupiter Fund Management PLC	127,457	265,359
Man Group Plc/Jersey	330,845	1,148,003
Molten Ventures PLC (c)	45,568	347,237
Ninety One PLC	80,431	235,748
Polar Capital Holdings PLC	26,118	242,028
Quilter PLC (d)(e)	406,744	1,023,379
Rathbones Group PLC	18,862	506,143
St James's Place PLC	151,111	2,505,532
TP ICAP Group PLC	211,904	911,758
XPS Pensions Group PLC (e)	56,240	231,499
		17,387,553
Financial Services - 0.1%
OSB Group PLC	101,402	728,549
Paragon Banking Group PLC	55,872	569,068
		1,297,617
Insurance - 0.5%
Beazley PLC	170,594	2,962,053
Chesnara PLC	65,915	274,462
Hiscox Ltd	92,902	1,956,926
Lancashire Holdings Ltd	63,538	496,277
		5,689,718
TOTAL FINANCIALS		24,988,663
Health Care - 0.4%
Biotechnology - 0.1%
Genus PLC	18,954	604,556
OXB (c)	23,853	194,748
		799,304
Health Care Equipment & Supplies - 0.2%
Advanced Medical Solutions Group PLC	62,036	205,130
Convatec Group PLC (d)(e)	459,680	1,318,283
		1,523,413
Health Care Providers & Services - 0.0%
CVS Group PLC	20,069	315,964
Spire Healthcare Group PLC (d)(e)	73,729	163,532
		479,496
Health Care Technology - 0.0%
Craneware PLC	8,036	166,649
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (b)(c)	122,409	187,222
Pharmaceuticals - 0.1%
Hikma Pharmaceuticals PLC	47,871	910,989
TOTAL HEALTH CARE		4,067,073
Industrials - 2.7%
Aerospace & Defense - 0.3%
Avon Technologies PLC	8,509	199,615
Babcock International Group PLC	71,164	1,068,590
Chemring Group PLC	77,689	551,834
Cohort PLC (b)	10,068	167,140
QinetiQ Group PLC	136,345	824,502
Senior PLC	119,426	463,963
		3,275,644
Air Freight & Logistics - 0.0%
Ferrari Group PLC	7,730	73,849
Building Products - 0.1%
Genuit Group PLC	70,950	247,928
Volution Group PLC	56,389	471,130
		719,058
Commercial Services & Supplies - 0.2%
Johnson Service Group PLC	108,228	189,906
Mitie Group PLC	357,341	845,106
Serco Group PLC	285,579	1,093,525
		2,128,537
Construction & Engineering - 0.3%
Balfour Beatty PLC	140,448	1,559,496
Keller Group PLC	19,969	607,584
Kier Group PLC	120,221	332,744
Morgan Sindall Group PLC	13,120	836,236
Renew Holdings PLC	22,747	280,124
		3,616,184
Electrical Equipment - 0.1%
DiscoverIE Group PLC	27,864	244,937
Volex PLC	39,499	320,877
		565,814
Ground Transportation - 0.1%
Firstgroup PLC	160,284	354,641
Zigup PLC	64,940	354,794
		709,435
Machinery - 0.7%
Bodycote PLC	49,424	457,998
IMI PLC	70,264	2,669,480
Morgan Advanced Materials PLC	79,163	235,370
Rotork PLC	235,814	990,889
Vesuvius PLC	56,898	341,285
Weir Group PLC/The	74,402	2,686,977
		7,381,999
Marine Transportation - 0.1%
Clarkson PLC	8,405	553,098
Passenger Airlines - 0.1%
easyJet PLC	85,714	410,090
JET2 PLC	27,706	415,464
		825,554
Professional Services - 0.0%
GlobalData PLC (b)	76,024	112,139
Hays PLC	453,029	205,898
Pagegroup PLC	85,356	155,290
		473,327
Trading Companies & Distributors - 0.7%
Diploma PLC	38,397	3,626,062
Grafton Group PLC unit	49,215	586,383
Howden Joinery Group PLC	154,621	1,634,812
RS GROUP PLC	136,138	1,115,204
Travis Perkins PLC	61,715	438,369
		7,400,830
TOTAL INDUSTRIALS		27,723,329
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Oxford Instruments PLC	15,976	627,397
Renishaw PLC	10,471	674,520
		1,301,917
IT Services - 0.2%
Computacenter PLC	18,200	929,207
Kainos Group PLC	24,854	281,214
NCC Group PLC	76,077	125,054
Softcat PLC	37,089	690,919
		2,026,394
Software - 0.1%
Alfa Financial Software Holdings PLC (d)(e)	37,441	76,422
Bytes Technology Group PLC	64,430	264,071
Cerillion PLC	6,377	118,882
GB Group PLC	67,470	195,096
		654,471
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Ltd (b)(c)	19,205	162,287
TOTAL INFORMATION TECHNOLOGY		4,145,069
Materials - 0.5%
Chemicals - 0.3%
Croda International PLC	38,075	1,476,083
Elementis PLC	162,603	327,468
Johnson Matthey PLC	48,133	1,361,027
Victrex PLC	23,623	193,834
		3,358,412
Construction Materials - 0.1%
Breedon Group PLC	79,787	332,659
Ibstock PLC (b)(d)(e)	114,281	159,396
Marshalls PLC	64,084	114,234
SigmaRoc PLC (c)	290,639	487,636
		1,093,925
Metals & Mining - 0.1%
Hill & Smith PLC	22,693	793,603
TOTAL MATERIALS		5,245,940
Real Estate - 1.1%
Diversified REITs - 0.2%
British Land Co PLC/The	294,051	1,548,103
Shaftesbury Capital PLC	425,180	772,382
		2,320,485
Health Care REITs - 0.1%
Primary Health Properties PLC	745,078	946,950
Target Healthcare REIT PLC	175,625	249,497
		1,196,447
Industrial REITs - 0.4%
LondonMetric Property PLC	637,793	1,643,759
Tritax Big Box REIT PLC	640,955	1,316,991
		2,960,750
Office REITs - 0.1%
Derwent London PLC	30,841	718,893
Great Portland Estates PLC	98,398	414,004
Workspace Group PLC	40,885	187,709
		1,320,606
Real Estate Management & Development - 0.0%
Savills PLC	40,171	452,059
Residential REITs - 0.1%
Grainger PLC	205,023	447,213
Home Reit PLC (c)	235,236	31,690
UNITE Group PLC/The	124,278	784,338
		1,263,241
Retail REITs - 0.1%
Hammerson PLC	153,802	688,970
Supermarket Income Reit PLC	353,599	402,731
		1,091,701
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	54,048	663,384
Safestore Holdings PLC	62,303	566,746
		1,230,130
TOTAL REAL ESTATE		11,835,419
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Group PLC	96,774	1,163,571
Multi-Utilities - 0.0%
Telecom Plus PLC	20,492	326,248
Water Utilities - 0.1%
Pennon Group PLC	135,580	1,013,775
TOTAL UTILITIES		2,503,594
TOTAL UNITED KINGDOM		114,003,608
UNITED STATES - 0.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Carnival PLC	39,294	1,042,369
Household Durables - 0.0%
JS Global Lifestyle Co Ltd (c)(d)(e)	294,000	64,615
TOTAL CONSUMER DISCRETIONARY		1,106,984
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Inmode Ltd (c)	16,045	232,171
Life Sciences Tools & Services - 0.0%
PolyPeptide Group AG (c)(d)(e)	4,199	205,019
TOTAL HEALTH CARE		437,190
Industrials - 0.2%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	217,226	515,148
Electrical Equipment - 0.2%
Signify NV (d)(e)	34,901	791,377
Machinery - 0.0%
Impro Precision Industries Ltd (d)(e)	134,000	178,485
Professional Services - 0.0%
Fiverr International Ltd (b)(c)	9,002	104,783
TOTAL INDUSTRIALS		1,589,793
Information Technology - 0.1%
Software - 0.1%
Bitdeer Technologies Group Class A (b)(c)	28,431	320,986
Riskified Ltd Class A (c)	23,919	110,266
Sinch AB (b)(c)(d)(e)	192,094	598,997
Vobile Group Ltd (b)(c)(e)	541,000	217,820
TOTAL INFORMATION TECHNOLOGY		1,248,069
Materials - 0.2%
Construction Materials - 0.0%
RHI Magnesita NV	6,044	217,535
Metals & Mining - 0.2%
Acerinox SA	53,258	870,712
Sims Ltd	46,662	705,207
		1,575,919
TOTAL MATERIALS		1,793,454
TOTAL UNITED STATES		6,175,490
TOTAL COMMON STOCKS (Cost $875,054,115)		1,029,177,286

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.2%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	2,450	258,502
Industrials - 0.1%
Ground Transportation - 0.0%
Sixt SE	4,773	327,147
Machinery - 0.1%
Jungheinrich AG	13,701	412,296
KSB SE & Co KGaA (c)	197	220,342
		632,638
TOTAL INDUSTRIALS		959,785
Materials - 0.1%
Chemicals - 0.1%
FUCHS SE	18,699	881,794
Construction Materials - 0.0%
STO SE & Co KGaA	718	86,459
TOTAL MATERIALS		968,253
TOTAL GERMANY		2,186,540
ITALY - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Danieli & C Officine Meccaniche SpA	10,398	583,821
JAPAN - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Ito En Ltd	6,400	73,805
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,549,468)		2,844,166

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (i) (Cost $301,606)	3.64	302,000	301,609

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	3,425,672	3,426,357
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	50,034,439	50,039,443
TOTAL MONEY MARKET FUNDS (Cost $53,465,799)			53,465,800

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $931,370,988)	1,085,788,861
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(40,220,338)
NET ASSETS - 100.0%	1,045,568,523

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	94	6/2026	14,316,670	784,417

The notional amount of long futures as a percentage of Net Assets is 1.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,965,749 or 2.7% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $32,339,902 or 3.1% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $301,609.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,690,542	25,680,975	27,945,780	58,357	620	-	3,426,357	3,425,672	0.0%
Fidelity Securities Lending Cash Central Fund	25,969,238	74,047,919	49,977,559	323,895	(156)	1	50,039,443	50,034,439	0.1%
Total	31,659,780	99,728,894	77,923,339	382,252	464	1	53,465,800

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	41,488,760	24,140,191	17,348,569	-
Consumer Discretionary	114,264,292	47,280,608	66,584,463	399,221
Consumer Staples	53,567,386	18,966,947	34,600,439	-
Energy	38,747,440	27,816,215	10,931,225	-
Financials	132,679,904	80,278,260	52,401,644	-
Health Care	51,478,827	28,656,312	22,822,515	-
Industrials	243,732,202	121,492,038	122,240,164	-
Information Technology	97,253,652	39,970,570	57,283,082	-
Materials	119,930,979	36,716,763	83,214,210	6
Real Estate	107,249,149	48,869,697	58,379,452	-
Utilities	28,784,695	19,006,740	9,777,955	-

Non-Convertible Preferred Stocks
Consumer Staples	73,805	-	73,805	-
Health Care	258,502	258,502	-	-
Industrials	1,543,606	1,543,606	-	-
Materials	968,253	968,253	-	-

U.S. Treasury Obligations	301,609	-	301,609	-

Money Market Funds	53,465,800	53,465,800	-	-
Total Investments in Securities:	1,085,788,861	549,430,502	535,959,132	399,227
Derivative Instruments:

Assets
Futures Contracts	784,417	784,417	-	-
Total Assets	784,417	784,417	-	-
Total Derivative Instruments:	784,417	784,417	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	784,417	-
Total Equity Risk	784,417	-
Total Value of Derivatives	784,417	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $61,366,095) - See accompanying schedule:
Unaffiliated issuers (cost $877,905,189)	$1,032,323,061
Fidelity Central Funds (cost $53,465,799)	53,465,800

Total Investment in Securities (cost $931,370,988)		$1,085,788,861
Segregated cash with brokers for derivative instruments		191,711
Cash		25,293
Foreign currency held at value (cost $669,565)		670,471
Receivable for fund shares sold		210,573
Dividends receivable		5,664,462
Reclaims receivable		3,038,935
Distributions receivable from Fidelity Central Funds		104,574
Receivable for variation margin on futures contracts		317,867
Prepaid expenses		243
Receivable from investment adviser for expense reductions		39,584
Other receivables		1,106
Total assets		1,096,053,680
Liabilities
Payable for investments purchased
Regular delivery	$10,766
Delayed delivery	219,897
Payable for fund shares redeemed	73,571
Accrued management fee	85,609
Other payables and accrued expenses	55,716
Collateral on securities loaned	50,039,598
Total liabilities		50,485,157
Net Assets		$1,045,568,523
Net Assets consist of:
Paid in capital		$966,300,360
Total accumulated earnings (loss)		79,268,163
Net Assets		$1,045,568,523
Net Asset Value, offering price and redemption price per share ($1,045,568,523 ÷ 93,271,685 shares)		$11.21
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$14,308,983
Interest		5,740
Income from Fidelity Central Funds (including $323,895 from security lending)		382,252
Security lending		19,748
Income before foreign taxes withheld		$14,716,723
Less foreign taxes withheld		(1,231,821)
Total income		13,484,902
Expenses
Management fee	$496,636
Custodian fees and expenses	51,554
Independent trustees' fees and expenses	1,521
Registration fees	24,904
Audit fees	32,267
Legal	926
Miscellaneous	1,352
Total expenses before reductions	609,160
Expense reductions	(111,315)
Total expenses after reductions		497,845
Net Investment income (loss)		12,987,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,067,500
Fidelity Central Funds	464
Foreign currency transactions	(113,297)
Futures contracts	475,027
Total net realized gain (loss)		18,429,694
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	80,191,633
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	265,537
Futures contracts	672,409
Total change in net unrealized appreciation (depreciation)		81,129,580
Net gain (loss)		99,559,274
Net increase (decrease) in net assets resulting from operations		$112,546,331
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,987,057	$27,501,382
Net realized gain (loss)	18,429,694	5,318,730
Change in net unrealized appreciation (depreciation)	81,129,580	155,963,364
Net increase (decrease) in net assets resulting from operations	112,546,331	188,783,476
Distributions to shareholders	(34,733,266)	(24,540,884)

Share transactions
Proceeds from sales of shares	30,679,323	46,102,143
Reinvestment of distributions	34,061,461	24,199,008
Cost of shares redeemed	(38,580,807)	(67,239,496)

Net increase (decrease) in net assets resulting from share transactions	26,159,977	3,061,655
Total increase (decrease) in net assets	103,973,042	167,304,247

Net Assets
Beginning of period	941,595,481	774,291,234
End of period	$1,045,568,523	$941,595,481

Other Information
Shares
Sold	2,877,684	4,974,439
Issued in reinvestment of distributions	3,349,210	2,915,543
Redeemed	(3,609,900)	(7,498,288)
Net increase (decrease)	2,616,994	391,694

Financial Highlights
Fidelity® SAI International Small Cap Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$8.58	$7.25	$6.96	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.30	.25	.23	.24	.09
Net realized and unrealized gain (loss)	1.06	1.78	1.34	.29	(3.27)	.03
Total from investment operations	1.20	2.08	1.59	.52	(3.03)	.12
Distributions from net investment income	(.38)	(.27)	(.26)	(.23)	(.13)	-
Total distributions	(.38)	(.27)	(.26)	(.23)	(.13)	-
Net asset value, end of period	$11.21	$10.39	$8.58	$7.25	$6.96	$10.12
Total Return D,E	11.97%	25.05%	22.16%	7.34%	(30.31)%	1.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.12% H	.12%	.14%	.14%	.14%	.19% H,I
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.10%	.10%	.10% H
Expenses net of all reductions, if any	.10% H	.10%	.10%	.10%	.10%	.10% H
Net investment income (loss)	2.62% H	3.27%	2.94%	3.00%	2.85%	2.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,045,569	$941,595	$774,291	$618,830	$664,180	$873,419
Portfolio turnover rate J	13 % H	18%	16%	13%	20%	1% K

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1.Organization.
Fidelity SAI International Small Cap Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$286,738,927
Gross unrealized depreciation	(147,727,007)
Net unrealized appreciation (depreciation)	$139,011,920
Tax cost	$947,561,358

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(36,875,660)
Long-term	(51,242,439)
Total capital loss carryforward	$(88,118,099)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Small Cap Index Fund	73,103,937	63,024,984
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI International Small Cap Index Fund	621
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Small Cap Index Fund	36,240	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI International Small Cap Index Fund	14,245,328
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $111,315.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Small Cap Index Fund	70%	13%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Small Cap Index Fund	83%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9903807.104
SCI-SANN-0626

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026